NATIONWIDE

VARIABLE

ACCOUNT-II

Annual Report

To

Contract Owners

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-II:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-II (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)

ALGER AMERICAN FUNDS

Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)

ALPS FUNDS

ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3) (1)

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)

American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG) (1)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2) (1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)

American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)

American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)

American Funds Insurance Series(R) –Blue Chip Income and Growth Fund: Class 4 (AMVBC4)

American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)

American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)

American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)

American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)

BLACKROCK FUNDS

BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)

BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)

BNY MELLON INVESTMENT MANAGEMENT

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)

BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)

BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)

BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)

BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)

BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)

BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)

CHARLES SCHWAB FUNDS

Schwab Government Money Market Portfolio(TM) (CHSMM)

COLUMBIA FUNDS MANAGEMENT COMPANY

Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)

DELAWARE FUNDS BY MACQUARIE

Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)

Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)

EATON VANCE FUNDS

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)

FEDERATED HERMES, INC.

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB) (1)

Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS) (1)

Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S) (1)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)

Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)

Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)

Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)

Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)

Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)

GUGGENHEIM INVESTMENTS

Guggenheim Variable Fund - Long Short Equity Fund (RSRF)

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

INVESCO INVESTMENTS

Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)

Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)

Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)

Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)

Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)

Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)

Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)

Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)

Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)

Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)

Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)

Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)

Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS HENDERSON INVESTORS

Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS) (1)

Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS) (1)

Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS) (1)

Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS) (1)

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS) (1)

Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS) (1)

LAZARD FUNDS

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)

LORD ABBETT FUNDS

Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)

Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)

MAINSTAY FUNDS

MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)

MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)

MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)

MERGER FUNDS

The Merger Fund VL - The Merger Fund VL (MGRFV)

MORGAN STANLEY

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)

Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)

Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)

Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)

Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2) (1)

Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2) (1)

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2) (1)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)

Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1) (1)

Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6) (1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1) (1)

Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2) (1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1) (1)

Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2) (1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)  (1)

Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1) (1)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2) (1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3) (1)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF) (1)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2) (1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)

Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)

Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)

Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)

NORTHERN LIGHTS

Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)

Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)

Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)

PIMCO FUNDS

PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)

PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)

PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)

PIMCO Variable Insurance Trust - Commodity Real Return(R) Strategy Portfolio: Advisor Class (PMVRSD)

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)

Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)

RATIONAL FUNDS

Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)

ROYCE CAPITAL FUNDS

Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)

T. ROWE PRICE

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF) (1)

VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)

VICTORY FUNDS

Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)

Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)

Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

Statement of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation).

NEUBERGER & BERMAN MANAGEMENT, INC.

Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from November 19, 2020 (inception) to December 31, 2020.

AMERICAN FUNDS GROUP (THE)

American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from August 18, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 19, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from October 15, 2019 (inception) to December 31, 2019.

J.P. MORGAN INVESTMENT MANAGEMENT INC.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from July 1, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from May 5, 2020 (inception) to December 31, 2020.

MASSACHUSETTS FINANCIAL SERVICES CO

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from May 20, 2019 (inception) to December 31, 2019.

MASSACHUSETTS FINANCIAL SERVICES CO

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from October 22, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP.

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 11, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)

Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from May 13, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP.

Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from October 16, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)

Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from September 14, 2020 (inception) to December 31, 2020.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from April 30, 2020 (inception) to December 31, 2020.

INVESCO INVESTMENTS

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, and the related statements of operations and changes in contract owners’ equity for the period from June 4, 2020 (inception) to December 31, 2020.

PUTNAM INVESTMENTS

Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from May 16, 2019 (inception) to December 31, 2019.

VIRTUS MUTUAL FUNDS

Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2020 and the period from February 1, 2019 (inception) to December 31, 2019.

VAN ECK ASSOCIATES CORPORATION

VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)

Statement of operations for the period from January 1, 2020 to April 30, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to April 30, 2020 (liquidation) and the year ended December 31, 2019.

INVESCO INVESTMENTS

Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)

Statement of operations for the period from January 1, 2020 to October 16, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 16, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)

Statement of operations for the period from January 1, 2020 to October 23, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to October 23, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)

Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)

Statement of operations for the period from January 1, 2020 to September 11, 2020 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2020 to September 11, 2020 (liquidation) and the year ended December 31, 2019.

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
ALVBWB	33,211	$361,806	$347,724	$-	$347,724	$12	$347,712	$347,712	$-	$347,712
ALVDAA	4,517	54,252	62,738	-	62,738	6	62,732	62,732	-	62,732
ALVDAB	1,000,431	11,981,152	13,805,944	-	13,805,944	49	13,805,895	13,805,895	-	13,805,895
ALVGIB	128,834	3,718,516	3,662,755	-	3,662,755	77	3,662,678	3,662,678	-	3,662,678
ALVIVB	108,725	1,448,617	1,559,118	2	1,559,120	-	1,559,120	1,559,120	-	1,559,120
ALVSVA	28,411	488,549	494,070	5	494,075	-	494,075	494,075	-	494,075
ALVSVB	6,061,599	102,550,263	104,198,892	-	104,198,892	95	104,198,797	104,195,951	2,846	104,198,797
ALMCS	16,935	492,927	509,755	12	509,767	-	509,767	509,767	-	509,767
AAEIP3	3,795	32,574	24,779	-	24,779	9	24,770	24,770	-	24,770
ARLPE3	10,193	137,992	149,329	6	149,335	-	149,335	149,335	-	149,335
ACVB	2,954,788	21,825,908	25,795,296	313	25,795,609	-	25,795,609	25,726,888	68,721	25,795,609
ACVCA	2,227	31,198	42,907	-	42,907	75	42,832	-	42,832	42,832
ACVI	562	6,208	7,924	61	7,985	-	7,985	-	7,985	7,985
ACVIG	1,348,769	12,503,386	13,865,345	-	13,865,345	65	13,865,280	13,865,280	-	13,865,280
ACVIG2	340,283	3,137,322	3,498,109	12	3,498,121	-	3,498,121	3,498,121	-	3,498,121
ACVIP1	172,693	1,759,049	1,918,616	-	1,918,616	-	1,918,616	1,918,616	-	1,918,616
ACVIP2	18,560,958	190,319,362	205,841,021	-	205,841,021	191	205,840,830	205,662,850	177,980	205,840,830
ACVMV1	451,460	9,068,389	9,272,978	-	9,272,978	6	9,272,972	9,253,445	19,527	9,272,972
ACVMV2	7,604,778	143,270,759	156,430,278	-	156,430,278	150	156,430,128	156,368,879	61,249	156,430,128
ACVV2	273,553	2,985,850	3,061,056	38	3,061,094	-	3,061,094	3,061,094	-	3,061,094
AFGC	55,677	697,721	726,025	12	726,037	-	726,037	725,635	402	726,037
AFGF	128,647	9,155,292	15,464,705	436	15,465,141	-	15,465,141	15,461,329	3,812	15,465,141
AFHY	53,002	507,603	519,415	161	519,576	-	519,576	514,946	4,630	519,576
AMVBC4	64,599	831,869	908,260	11	908,271	-	908,271	908,271	-	908,271
AMVCB4	16,425	164,731	178,207	-	178,207	12	178,195	178,195	-	178,195
AMVGS4	20,114	469,740	637,023	-	637,023	5	637,018	637,018	-	637,018
AMVI4	14,789	272,021	343,836	-	343,836	1	343,835	343,835	-	343,835
AMVNW4	1,784	54,451	55,372	-	55,372	1	55,371	55,371	-	55,371
AVPAP2	52,522,755	634,807,083	706,431,053	-	706,431,053	34	706,431,019	706,431,019	-	706,431,019
BRVED3	20,615,100	225,560,385	240,165,913	-	240,165,913	71	240,165,842	240,120,474	45,368	240,165,842
BRVHY3	5,042,647	36,572,814	38,071,982	140,234	38,212,216	-	38,212,216	38,197,026	15,190	38,212,216
BRVTR3	33,586,302	400,275,745	411,096,340	566,347	411,662,687	-	411,662,687	411,656,607	6,080	411,662,687
MLVGA3	21,861,652	320,262,685	356,126,309	1,275	356,127,584	-	356,127,584	355,709,751	417,833	356,127,584
DCAP	605,946	23,766,035	28,588,539	47	28,588,586	-	28,588,586	28,557,319	31,267	28,588,586
DCAPS	1,979,699	73,016,714	92,253,972	-	92,253,972	45	92,253,927	92,240,083	13,844	92,253,927

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
DGI	411,792	11,045,271	14,692,744	-	14,692,744	118	14,692,626	14,684,256	8,370	14,692,626
DSIF	3,693,020	135,073,153	237,350,371	156	237,350,527	-	237,350,527	237,006,672	343,855	237,350,527
DSIFS	2,058,640	92,711,165	132,514,670	-	132,514,670	49	132,514,621	132,479,598	35,023	132,514,621
DSRG	918,265	32,441,278	43,378,825	295	43,379,120	-	43,379,120	43,351,654	27,466	43,379,120
DVDLS	17,829	818,132	840,616	-	840,616	5	840,611	840,063	548	840,611
DVMCSS	1,774,208	32,249,853	35,200,286	229	35,200,515	-	35,200,515	35,171,532	28,983	35,200,515
DVSCS	3,584,520	57,692,541	68,320,943	-	68,320,943	34	68,320,909	68,254,126	66,783	68,320,909
CHSMM	6,896,815	6,896,821	6,896,815	10	6,896,825	-	6,896,825	6,896,825	-	6,896,825
CLVHY2	1,178,319	7,687,136	8,000,788	-	8,000,788	39	8,000,749	8,000,749	-	8,000,749
DWVSVS	1,774,739	60,928,101	60,305,623	151	60,305,774	-	60,305,774	60,281,289	24,485	60,305,774
DWVVLS	81,077	2,309,038	2,326,906	17	2,326,923	-	2,326,923	2,326,923	-	2,326,923
ETVFR	6,117,246	56,263,291	55,238,730	-	55,238,730	118	55,238,612	55,233,486	5,126	55,238,612
FQB	425,034	4,722,040	5,023,904	-	5,023,904	12	5,023,892	5,023,892	-	5,023,892
FQBS	1,310,810	14,499,688	15,454,447	-	15,454,447	24	15,454,423	15,454,423	-	15,454,423
FVU2S	49,213	512,890	545,771	-	545,771	-	545,771	545,771	-	545,771
FAMP	5,380,120	77,694,434	91,677,248	382	91,677,630	-	91,677,630	91,581,414	96,216	91,677,630
FB2	37,001,079	660,269,463	837,704,429	188	837,704,617	-	837,704,617	837,511,380	193,237	837,704,617
FC2	1,397,333	55,936,461	65,297,356	-	65,297,356	136	65,297,220	65,297,220	-	65,297,220
FEI2	13,034,627	273,940,034	302,142,644	-	302,142,644	133	302,142,511	302,112,920	29,591	302,142,511
FEIP	11,035,151	232,042,396	263,740,115	1,673	263,741,788	-	263,741,788	263,346,266	395,522	263,741,788
FEMS2	1,795,764	23,269,095	26,469,557	-	26,469,557	82	26,469,475	26,469,475	-	26,469,475
FF10S	399,489	5,063,689	5,696,719	-	5,696,719	11	5,696,708	5,696,708	-	5,696,708
FF10S2	20,882,980	258,766,573	295,911,827	289	295,912,116	-	295,912,116	295,834,904	77,212	295,912,116
FF20S	542,401	7,345,991	8,119,743	-	8,119,743	12	8,119,731	8,119,731	-	8,119,731
FF20S2	28,307,238	333,883,727	422,343,986	-	422,343,986	90	422,343,896	421,937,337	406,559	422,343,896
FF30S	931,247	12,743,049	15,635,644	14	15,635,658	-	15,635,658	15,635,658	-	15,635,658
FF30S2	4,884,875	67,092,118	81,723,966	-	81,723,966	31	81,723,935	81,714,212	9,723	81,723,935
FG2	5,991,582	402,636,241	602,633,315	-	602,633,315	16,756	602,616,559	602,332,549	284,010	602,616,559
FGI2	29,566,863	583,860,386	642,192,271	12	642,192,283	-	642,192,283	642,192,283	-	642,192,283
FGP	5,252,906	268,159,729	541,049,298	3,944	541,053,242	-	541,053,242	540,162,585	890,657	541,053,242
FHIP	6,401,649	34,548,768	33,992,755	-	33,992,755	175	33,992,580	33,944,173	48,407	33,992,580
FIGBP2	70,582,290	895,398,514	968,389,017	-	968,389,017	192	968,388,825	968,324,680	64,145	968,388,825
FIGBS	1,144,545	14,784,593	15,932,073	-	15,932,073	92	15,931,981	15,901,461	30,520	15,931,981
FMC2	6,483,129	196,431,648	241,755,867	-	241,755,867	295	241,755,572	241,712,950	42,622	241,755,572
FMCS	430,879	14,065,348	16,494,047	7	16,494,054	-	16,494,054	16,479,421	14,633	16,494,054

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
FNRS2	4,041,173	58,079,475	41,906,965	-	41,906,965	149	41,906,816	41,896,057	10,759	41,906,816
FO2	3,849,641	76,909,427	101,053,065	-	101,053,065	48	101,053,017	100,929,052	123,965	101,053,017
FOP	2,042,860	39,457,574	54,176,655	4,007	54,180,662	-	54,180,662	54,134,921	45,741	54,180,662
FRESS2	479,238	8,838,043	8,199,771	-	8,199,771	44	8,199,727	8,199,727	-	8,199,727
FVSS	268,206	3,443,850	3,623,462	-	3,623,462	37	3,623,425	3,623,425	-	3,623,425
FVSS2	369,117	4,768,632	5,049,517	-	5,049,517	133	5,049,384	5,027,608	21,776	5,049,384
FTVDM2	795,294	6,992,592	9,257,228	-	9,257,228	62	9,257,166	9,257,166	-	9,257,166
FTVFA2	15,724,448	97,150,546	85,383,751	-	85,383,751	104	85,383,647	85,283,835	99,812	85,383,647
FTVGI2	5,920,195	100,094,554	81,817,089	-	81,817,089	700	81,816,389	81,577,433	238,956	81,816,389
FTVIS2	13,648,504	205,675,121	205,273,504	7	205,273,511	-	205,273,511	205,226,747	46,764	205,273,511
FTVMD2	53,342	908,601	902,008	-	902,008	7	902,001	902,001	-	902,001
FTVRD2	1,103,752	27,703,097	32,163,346	-	32,163,346	34	32,163,312	32,143,688	19,624	32,163,312
FTVSI2	163,484	1,716,923	1,693,694	-	1,693,694	5	1,693,689	1,693,689	-	1,693,689
FTVSV2	5,318,928	77,788,615	77,124,455	-	77,124,455	132	77,124,323	77,109,801	14,522	77,124,323
TIF2	1,990,192	29,020,718	26,429,753	-	26,429,753	19	26,429,734	26,415,652	14,082	26,429,734
GVGMNS	786,566	9,329,418	9,902,865	-	9,902,865	71	9,902,794	9,889,514	13,280	9,902,794
GVMSAS	207,395	1,881,817	1,959,882	13	1,959,895	-	1,959,895	1,959,895	-	1,959,895
GVSSCS	38,267	452,343	512,394	47	512,441	-	512,441	512,441	-	512,441
RSRF	478	7,401	6,890	-	6,890	1	6,889	6,889	-	6,889
RVARS	536,978	13,108,663	13,752,012	-	13,752,012	64	13,751,948	13,727,695	24,253	13,751,948
ACEG2	73,845	4,868,185	6,225,890	39	6,225,929	-	6,225,929	6,224,889	1,040	6,225,929
IVBRA1	25,126	272,023	263,316	-	263,316	-	263,316	263,316	-	263,316
IVMCC2	1,492,753	17,329,678	15,285,792	-	15,285,792	33	15,285,759	15,253,477	32,282	15,285,759
OVAG	138,036	10,754,697	14,760,175	-	14,760,175	42	14,760,133	14,759,687	446	14,760,133
OVAG2	175,378	11,952,764	17,195,837	-	17,195,837	37	17,195,800	17,195,800	-	17,195,800
OVB	2,073,873	16,377,883	17,482,748	217	17,482,965	-	17,482,965	17,447,533	35,432	17,482,965
OVGI	395,561	11,117,314	11,831,235	-	11,831,235	70	11,831,165	11,831,165	-	11,831,165
OVGIS	6,160,963	169,943,241	181,748,394	1,035	181,749,429	-	181,749,429	181,677,490	71,939	181,749,429
OVGS	2,892,641	116,017,586	150,764,444	227	150,764,671	-	150,764,671	150,555,876	208,795	150,764,671
OVGSS	2,671,567	107,601,246	137,211,700	316	137,212,016	-	137,212,016	136,993,181	218,835	137,212,016
OVIG	597,947	1,417,045	1,740,025	1	1,740,026	-	1,740,026	1,740,026	-	1,740,026
OVIGS	22,470,360	55,525,768	68,309,894	-	68,309,894	85	68,309,809	68,309,809	-	68,309,809
OVMS	1,399,294	19,444,395	25,089,336	45	25,089,381	-	25,089,381	25,020,942	68,439	25,089,381
OVSB	321,529	1,572,428	1,556,199	12	1,556,211	-	1,556,211	1,556,211	-	1,556,211
OVSBS	938,452	4,799,271	4,692,260	4	4,692,264	-	4,692,264	4,692,036	228	4,692,264

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
OVSC	198,885	4,684,958	5,453,427	33	5,453,460	-	5,453,460	5,442,363	11,097	5,453,460
OVSCS	4,238,568	93,334,069	114,059,875	-	114,059,875	39,465	114,020,410	113,886,441	133,969	114,020,410
WRASP	13,995,351	136,940,802	146,145,054	-	146,145,054	264	146,144,790	145,790,113	354,677	146,144,790
WRENG	21,228	48,387	52,665	-	52,665	7	52,658	52,658	-	52,658
WRHIP	18,859,857	66,495,602	64,032,986	-	64,032,986	87	64,032,899	63,866,020	166,879	64,032,899
WRMCG	11,265,985	141,683,432	196,974,481	-	196,974,481	170	196,974,311	196,974,311	-	196,974,311
WRPAP	2,365	11,467	11,626	-	11,626	8	11,618	11,618	-	11,618
WRPCP	521,133	2,525,396	2,769,719	-	2,769,719	36	2,769,683	2,769,683	-	2,769,683
WRPMAP	7,005,734	34,602,324	36,310,718	12	36,310,730	-	36,310,730	36,310,730	-	36,310,730
WRPMAV	867,787	4,414,803	4,735,687	-	4,735,687	6	4,735,681	4,735,681	-	4,735,681
WRPMCP	1,015,616	5,269,496	5,345,795	-	5,345,795	37	5,345,758	5,345,758	-	5,345,758
WRPMCV	233,600	1,218,639	1,317,338	-	1,317,338	9	1,317,329	1,317,329	-	1,317,329
WRPMMV	826,269	4,353,063	4,763,521	-	4,763,521	8	4,763,513	4,763,513	-	4,763,513
WRPMP	3,878,391	19,342,091	19,958,978	-	19,958,978	56,980	19,901,998	19,901,998	-	19,901,998
JPICB2	1,504,747	17,297,662	17,635,636	20	17,635,656	-	17,635,656	17,635,656	-	17,635,656
JPMMV1	852,625	8,890,322	9,285,090	36	9,285,126	-	9,285,126	9,285,126	-	9,285,126
JABS	219,443	7,528,776	10,116,320	8	10,116,328	-	10,116,328	10,116,328	-	10,116,328
JACAS	2,981,252	104,437,095	157,887,122	-	157,887,122	174	157,886,948	157,842,388	44,560	157,886,948
JAFBS	6,449,902	84,323,491	90,169,627	-	90,169,627	54	90,169,573	90,145,783	23,790	90,169,573
JAGTS	12,471,893	170,672,394	255,673,809	-	255,673,809	62	255,673,747	255,649,680	24,067	255,673,747
JAIGS	986,473	27,875,993	36,085,170	-	36,085,170	164	36,085,006	36,077,653	7,353	36,085,006
JAMGS	26,287	1,894,071	2,299,096	-	2,299,096	32	2,299,064	2,299,064	-	2,299,064
LZREMS	2,079,703	42,445,361	43,944,127	35	43,944,162	-	43,944,162	43,856,657	87,505	43,944,162
LOVSDC	55,687	799,276	797,445	-	797,445	11	797,434	797,434	-	797,434
LOVTRC	3,618,528	61,078,117	62,781,453	-	62,781,453	55	62,781,398	62,781,398	-	62,781,398
MNCPS2	14,682	205,987	264,196	-	264,196	8	264,188	264,188	-	264,188
M2IGSS	274,910	4,972,979	6,782,041	-	6,782,041	44	6,781,997	6,781,997	-	6,781,997
MNDSC	3,855,666	70,684,688	91,032,270	-	91,032,270	2	91,032,268	91,032,268	-	91,032,268
MV2RIS	112,282	1,890,475	2,009,842	-	2,009,842	33	2,009,809	2,009,809	-	2,009,809
MV3MVS	485,467	3,930,667	4,126,468	-	4,126,468	6	4,126,462	4,126,462	-	4,126,462
MVFSC	19,066,688	330,254,343	380,571,095	-	380,571,095	136	380,570,959	380,449,667	121,292	380,570,959
MVIGSC	861,567	12,164,877	13,698,914	-	13,698,914	13	13,698,901	13,698,901	-	13,698,901
MVIVSC	9,201,606	219,968,771	317,179,342	-	317,179,342	308	317,179,034	316,939,311	239,723	317,179,034
MVRBSS	21,508	296,570	298,105	-	298,105	8	298,097	298,097	-	298,097
MVUSC	6,643	196,575	230,453	3	230,456	-	230,456	230,456	-	230,456

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
MGRFV	517	5,987	6,312	-	6,312	5	6,307	6,307	-	6,307
MSEM	155,819	1,230,820	1,206,039	-	1,206,039	74	1,205,965	1,205,965	-	1,205,965
MSEMB	68,262	529,192	523,568	26	523,594	-	523,594	523,594	-	523,594
MSGI2	1,526,761	11,564,072	11,756,062	24	11,756,086	-	11,756,086	11,680,553	75,533	11,756,086
MSVF2	840,808	9,257,072	9,820,642	18	9,820,660	-	9,820,660	9,812,067	8,593	9,820,660
MSVFI	201,321	2,311,172	2,359,483	-	2,359,483	78	2,359,405	2,329,063	30,342	2,359,405
MSVRE	839	15,153	14,375	1	14,376	-	14,376	-	14,376	14,376
MSVREB	59	978	997	-	997	18	979	-	979	979
VKVGR2	32,138	316,591	275,100	-	275,100	6	275,094	275,094	-	275,094
DTRTFB	1,047,226	10,761,682	10,660,756	-	10,660,756	29	10,660,727	10,660,727	-	10,660,727
EIF	256,472	4,775,115	4,972,986	4	4,972,990	-	4,972,990	4,972,990	-	4,972,990
EIF2	19,049,511	318,727,810	365,941,098	-	365,941,098	329	365,940,769	365,770,918	169,851	365,940,769
GBF	16,484,124	182,533,874	186,105,762	230	186,105,992	-	186,105,992	185,949,751	156,241	186,105,992
GBF2	22,245	253,550	250,475	-	250,475	1	250,474	250,474	-	250,474
GEM	564,948	6,808,046	8,451,621	72	8,451,693	-	8,451,693	8,442,330	9,363	8,451,693
GEM2	3,732,309	43,744,998	55,088,882	-	55,088,882	128	55,088,754	54,869,952	218,802	55,088,754
GIG	1,198,744	12,745,533	13,917,415	4	13,917,419	-	13,917,419	13,883,721	33,698	13,917,419
GVAAA2	264,140,443	5,598,844,429	7,049,908,434	38,543	7,049,946,977	-	7,049,946,977	7,049,209,443	737,534	7,049,946,977
GVABD2	291,820,290	3,392,199,918	3,685,690,258	30,213	3,685,720,471	-	3,685,720,471	3,685,516,787	203,684	3,685,720,471
GVAGG2	10,803,235	327,191,642	434,830,204	-	434,830,204	198	434,830,006	434,739,348	90,658	434,830,006
GVAGI2	69,461,272	3,605,846,413	3,919,699,570	48,128	3,919,747,698	-	3,919,747,698	3,919,388,576	359,122	3,919,747,698
GVAGR2	8,003,378	682,848,039	966,968,118	-	966,968,118	172	966,967,946	966,546,811	421,135	966,967,946
GVDMA	51,767,479	606,551,906	680,742,345	31	680,742,376	-	680,742,376	680,589,652	152,724	680,742,376
GVDMC	61,741,868	674,529,058	694,596,011	120	694,596,131	-	694,596,131	694,408,915	187,216	694,596,131
GVEX1	34,845	629,240	779,135	-	779,135	4	779,131	779,131	-	779,131
GVEX2	51,779,694	867,196,522	1,150,027,010	-	1,150,027,010	256	1,150,026,754	1,149,853,307	173,447	1,150,026,754
GVIDA	13,998,067	170,246,294	182,674,780	444	182,675,224	-	182,675,224	182,634,042	41,182	182,675,224
GVIDC	63,851,698	639,077,428	672,996,901	-	672,996,901	352	672,996,549	672,943,697	52,852	672,996,549
GVIDM	168,974,398	1,902,551,587	2,039,520,989	-	2,039,520,989	1,793	2,039,519,196	2,038,626,438	892,758	2,039,519,196
GVIX2	354,506	3,229,495	3,686,858	-	3,686,858	4	3,686,854	3,686,854	-	3,686,854
GVIX8	11,076,654	104,216,041	114,532,605	-	114,532,605	178	114,532,427	114,470,863	61,564	114,532,427
HIBF	8,515,035	55,016,508	55,773,480	-	55,773,480	78	55,773,402	55,741,170	32,232	55,773,402
IDPG2	94,589,294	1,022,765,885	1,133,179,746	172	1,133,179,918	-	1,133,179,918	1,133,179,918	-	1,133,179,918
IDPGI2	41,630,126	445,440,646	474,999,735	-	474,999,735	76	474,999,659	474,999,659	-	474,999,659
MCIF	13,204,123	298,398,176	302,770,534	-	302,770,534	302	302,770,232	302,651,452	118,780	302,770,232

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
MCIF2	35,785	735,925	810,170	-	810,170	-	810,170	810,170	-	810,170
MSBF	23,689,859	215,500,367	217,946,700	-	217,946,700	178	217,946,522	217,929,488	17,034	217,946,522
NAMAA2	209,881,655	2,233,842,667	2,526,975,130	328	2,526,975,458	-	2,526,975,458	2,526,975,458	-	2,526,975,458
NAMGI2	49,595,354	534,918,026	587,208,993	-	587,208,993	11	587,208,982	587,199,971	9,011	587,208,982
NCPG2	116,215,093	1,229,126,660	1,310,906,248	-	1,310,906,248	298	1,310,905,950	1,310,905,950	-	1,310,905,950
NCPGI2	52,797,012	555,627,838	580,239,166	-	580,239,166	55	580,239,111	580,239,111	-	580,239,111
NJMMA2	1,030,771	10,089,435	10,307,711	9	10,307,720	-	10,307,720	10,307,720	-	10,307,720
NJNDE2	846,266	10,096,978	11,526,140	-	11,526,140	32	11,526,108	11,526,108	-	11,526,108
NVAMV1	2,160,899	33,885,351	32,305,442	44	32,305,486	-	32,305,486	32,282,086	23,400	32,305,486
NVAMV2	5,004,340	68,910,495	74,314,453	-	74,314,453	125	74,314,328	74,166,607	147,721	74,314,328
NVAMVX	263,267	3,435,472	3,927,947	-	3,927,947	18	3,927,929	3,927,929	-	3,927,929
NVAMVZ	10,967,597	138,029,953	161,881,730	-	161,881,730	157	161,881,573	161,881,573	-	161,881,573
NVBX	242,815	2,673,727	2,714,671	-	2,714,671	7	2,714,664	2,714,664	-	2,714,664
NVCBD1	335,368	3,775,758	3,839,968	12	3,839,980	-	3,839,980	3,839,980	-	3,839,980
NVCBD2	9,366,592	102,435,444	106,872,813	-	106,872,813	119	106,872,694	106,635,122	237,572	106,872,694
NVCCA2	225,839,331	2,338,022,115	2,393,896,909	-	2,393,896,909	136	2,393,896,773	2,393,718,334	178,439	2,393,896,773
NVCCN2	66,097,836	681,227,237	720,466,409	-	720,466,409	106	720,466,303	720,439,570	26,733	720,466,303
NVCMA2	33,053,381	321,183,514	314,337,657	-	314,337,657	107	314,337,550	314,337,550	-	314,337,550
NVCMC2	63,295,028	681,602,885	700,675,957	95	700,676,052	-	700,676,052	700,538,949	137,103	700,676,052
NVCMD2	213,850,340	2,265,486,240	2,318,137,687	-	2,318,137,687	151	2,318,137,536	2,317,991,926	145,610	2,318,137,536
NVCRA2	7,769,799	75,514,965	84,146,920	-	84,146,920	99	84,146,821	84,142,232	4,589	84,146,821
NVCRB2	180,716,237	1,968,771,307	2,020,407,532	-	2,020,407,532	242	2,020,407,290	2,020,186,357	220,933	2,020,407,290
NVDBL2	95,950,931	1,421,921,461	1,554,405,077	-	1,554,405,077	183	1,554,404,894	1,554,393,423	11,471	1,554,404,894
NVDCA2	76,846,892	1,233,714,819	1,407,835,067	-	1,407,835,067	145	1,407,834,922	1,407,641,163	193,759	1,407,834,922
NVFIII	1,235,310	13,906,205	13,959,004	-	13,959,004	35	13,958,969	13,958,969	-	13,958,969
NVGEII	766,637	8,745,674	10,357,260	8	10,357,268	-	10,357,268	10,357,268	-	10,357,268
NVIE6	3,743,468	38,281,884	43,049,880	-	43,049,880	81	43,049,799	43,019,167	30,632	43,049,799
NVLCP2	6,851,052	79,020,894	83,788,370	-	83,788,370	116	83,788,254	83,780,048	8,206	83,788,254
NVMGA2	28,174,553	285,483,802	339,221,612	-	339,221,612	83	339,221,529	339,221,529	-	339,221,529
NVMIG1	2,618,222	28,809,414	31,654,306	-	31,654,306	131	31,654,175	31,616,626	37,549	31,654,175
NVMIG6	10,812,679	114,132,633	129,860,280	-	129,860,280	42,460	129,817,820	129,813,503	4,317	129,817,820
NVMIVX	188,795	1,730,664	2,031,439	-	2,031,439	2	2,031,437	2,022,842	8,595	2,031,437
NVMIVZ	5,526,626	50,794,896	59,466,497	-	59,466,497	126	59,466,371	59,459,292	7,079	59,466,371
NVMLG1	1,147,535	11,888,665	10,258,964	30	10,258,994	-	10,258,994	10,220,466	38,528	10,258,994
NVMLG2	14,990,989	154,750,194	130,571,512	191	130,571,703	-	130,571,703	130,518,305	53,398	130,571,703

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVMM2	124,758	124,758	124,758	1	124,759	-	124,759	124,759	-	124,759
NVMMG1	18,641,195	202,813,257	258,180,547	29	258,180,576	-	258,180,576	257,743,310	437,266	258,180,576
NVMMG2	12,641,911	121,271,439	160,805,113	553	160,805,666	-	160,805,666	160,767,539	38,127	160,805,666
NVMMV1	70,437	669,936	544,476	-	544,476	-	544,476	544,476	-	544,476
NVMMV2	27,203,403	255,376,991	211,914,506	321	211,914,827	-	211,914,827	211,836,954	77,873	211,914,827
NVNMO1	6,343,604	62,967,468	77,645,710	-	77,645,710	256	77,645,454	77,486,527	158,927	77,645,454
NVNMO2	3,701,422	40,743,679	44,528,103	-	44,528,103	85	44,528,018	44,522,365	5,653	44,528,018
NVNSR1	142,311	1,919,642	2,003,742	8	2,003,750	-	2,003,750	2,003,750	-	2,003,750
NVNSR2	7,269,583	93,627,388	102,283,027	796	102,283,823	-	102,283,823	102,250,745	33,078	102,283,823
NVOLG1	22,587,724	403,143,407	425,552,713	1,197	425,553,910	-	425,553,910	424,894,407	659,503	425,553,910
NVOLG2	15,992,935	271,205,710	297,788,445	-	297,788,445	289	297,788,156	297,599,928	188,228	297,788,156
NVRE1	5,150,315	36,017,432	37,391,288	-	37,391,288	283	37,391,005	37,235,512	155,493	37,391,005
NVRE2	10,562,033	70,244,783	75,729,779	-	75,729,779	11,573	75,718,206	75,696,655	21,551	75,718,206
NVSIX2	15,873,141	150,219,454	144,763,046	-	144,763,046	160	144,762,886	144,650,552	112,334	144,762,886
NVSTB2	15,414,068	158,722,054	160,152,171	-	160,152,171	150	160,152,021	160,138,621	13,400	160,152,021
NVTIV3	17,902,356	195,517,629	192,629,349	395	192,629,744	-	192,629,744	192,611,982	17,762	192,629,744
SAM	674,982,266	674,982,266	674,982,266	-	674,982,266	49,659	674,932,607	673,618,552	1,314,055	674,932,607
SCF	3,264,139	63,301,671	65,250,134	39	65,250,173	-	65,250,173	65,038,038	212,135	65,250,173
SCF2	2,483,769	42,710,392	45,378,459	-	45,378,459	41,595	45,336,864	45,295,758	41,106	45,336,864
SCGF	441,043	7,455,551	8,666,495	13	8,666,508	-	8,666,508	8,666,508	-	8,666,508
SCGF2	2,911,089	41,478,607	50,245,399	-	50,245,399	123	50,245,276	50,240,174	5,102	50,245,276
SCVF	2,501,029	27,640,763	21,934,024	404	21,934,428	-	21,934,428	21,823,005	111,423	21,934,428
SCVF2	4,530,566	44,464,885	37,875,530	-	37,875,530	61,145	37,814,385	37,813,407	978	37,814,385
TRF	5,560,013	65,602,961	130,827,095	849	130,827,944	-	130,827,944	130,225,742	602,202	130,827,944
TRF2	4,673,815	73,264,551	109,460,757	1,041	109,461,798	-	109,461,798	109,423,208	38,590	109,461,798
AMCG	451	13,590	17,953	313	18,266	-	18,266	-	18,266	18,266
AMINS	7,769	104,159	114,208	5	114,213	-	114,213	114,213	-	114,213
AMMCGS	104,368	2,798,537	3,763,505	-	3,763,505	97	3,763,408	3,763,408	-	3,763,408
AMSRS	529,672	11,837,931	16,255,627	133	16,255,760	-	16,255,760	16,216,468	39,292	16,255,760
AMTB	5,468,598	57,859,390	58,404,630	-	58,404,630	31	58,404,599	58,389,512	15,087	58,404,599
NOTB4	697,231	7,899,966	8,101,826	-	8,101,826	48	8,101,778	8,101,778	-	8,101,778
NOTG4	388,444	4,476,050	4,591,411	7	4,591,418	-	4,591,418	4,591,418	-	4,591,418
NOTMG4	547,252	6,421,423	6,654,584	-	6,654,584	15	6,654,569	6,654,569	-	6,654,569
PMUBA	5,722	59,814	60,598	4	60,602	-	60,602	60,602	-	60,602
PMVAAD	3,549,090	37,613,190	39,785,294	-	39,785,294	46	39,785,248	39,742,420	42,828	39,785,248

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
PMVEBD	980,802	12,632,782	13,181,980	1,514	13,183,494	-	13,183,494	13,179,737	3,757	13,183,494
PMVFAD	1,528,953	15,769,039	16,099,874	452	16,100,326	-	16,100,326	16,100,326	-	16,100,326
PMVFHA	53,228	582,666	598,287	15	598,302	-	598,302	598,302	-	598,302
PMVHYD	39,850	304,819	319,196	22	319,218	-	319,218	319,218	-	319,218
PMVIV	162,186	1,743,229	1,785,667	45	1,785,712	-	1,785,712	1,785,712	-	1,785,712
PMVLAD	37,157,911	384,607,549	385,699,111	-	385,699,111	44,202	385,654,909	385,632,417	22,492	385,654,909
PMVRA	35,919	461,328	499,999	25	500,024	-	500,024	500,024	-	500,024
PMVRSD	17,830	113,418	109,298	1	109,299	-	109,299	109,299	-	109,299
PMVSTA	6,952,525	71,922,533	72,445,315	796	72,446,111	-	72,446,111	72,446,111	-	72,446,111
PMVTRD	33,841,362	371,789,249	392,221,384	12,536	392,233,920	-	392,233,920	392,219,285	14,635	392,233,920
PVEIB	413,930	9,795,446	10,559,359	-	10,559,359	10	10,559,349	10,559,349	-	10,559,349
PVGOB	503,890	5,684,105	7,331,600	81	7,331,681	-	7,331,681	7,331,681	-	7,331,681
PVIGIB	81,755	791,484	836,358	-	836,358	10	836,348	836,348	-	836,348
PVTIGB	742,282	10,843,647	12,232,800	-	12,232,800	181	12,232,619	12,143,675	88,944	12,232,619
HVSIT	1,323,180	15,770,426	16,632,371	-	16,632,371	97	16,632,274	16,628,460	3,814	16,632,274
ROCSC	30,576	257,301	226,565	-	226,565	7	226,558	226,558	-	226,558
TRHS2	5,699,899	237,903,156	330,366,136	-	330,366,136	1,010	330,365,126	330,010,263	354,863	330,365,126
VVGGS	69,635	824,602	813,331	-	813,331	16	813,315	813,315	-	813,315
VWBF	654,320	5,848,445	5,777,642	213	5,777,855	-	5,777,855	5,762,387	15,468	5,777,855
VWEM	884,577	11,697,123	14,940,512	206	14,940,718	-	14,940,718	14,922,367	18,351	14,940,718
VWHA	477,489	14,148,962	10,733,942	-	10,733,942	34	10,733,908	10,688,952	44,956	10,733,908
VWHAS	1,380,971	25,679,277	29,759,929	-	29,759,929	134	29,759,795	29,745,133	14,662	29,759,795
VRVDRA	127,151	2,265,306	2,251,837	-	2,251,837	18	2,251,819	2,251,819	-	2,251,819
SVDF	1,545	42,128	75,302	60	75,362	-	75,362	-	75,362	75,362
SVOF	9,676	237,313	286,692	-	286,692	582	286,110	-	286,110	286,110
WFVOG2	482	12,216	19,491	27	19,518	-	19,518	19,518	-	19,518
WFVSCG	9,223,399	98,147,834	135,768,429	-	135,768,429	47	135,768,382	135,764,009	4,373	135,768,382

Total (unaudited)			$59,291,266,825	$863,304	$59,292,130,129	$380,559	$59,291,749,570	$59,274,088,038	$17,661,532	$59,291,749,570

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	ALVBWB	ALVDAA	ALVDAB	ALVGIB	ALVIVB	ALVSVA	ALVSVB
Reinvested dividends	$622,756,821	6,745	1,006	198,566	47,189	18,026	5,146	707,729
Mortality and expense risk charges (note 2)	(789,525,541)	(1,244)	(331)	(244,274)	(52,812)	(16,191)	(2,041)	(1,348,589)

Net investment income (loss)	(166,768,720)	5,501	675	(45,708)	(5,623)	1,835	3,105	(640,860)

Realized gain (loss) on investments	555,358,571	(1,567)	31	102,861	141,422	(53,219)	(53,692)	(5,375,199)
Change in unrealized gain (loss) on investments	2,892,786,117	14,494	2,197	299,157	(374,094)	78,134	58,449	7,341,087

Net gain (loss) on investments	3,448,144,688	12,927	2,228	402,018	(232,672)	24,915	4,757	1,965,888

Reinvested capital gains	2,411,773,593	9,611	-	-	194,656	-	23,554	4,359,733

Net increase (decrease) in contract owners’ equity resulting from operations	$5,693,149,561	28,039	2,903	356,310	(43,639)	26,750	31,416	5,684,761

Investment Activity:	ALMCS	AAEIP3	ARLPE3	ACVB	ACVCA	ACVI	ACVIG	ACVIG2
Reinvested dividends	$-	702	15,491	292,237	-	33	243,419	54,570
Mortality and expense risk charges (note 2)	(3,958)	(84)	(682)	(335,020)	(417)	(97)	(165,854)	(43,370)

Net investment income (loss)	(3,958)	618	14,809	(42,783)	(417)	(64)	77,565	11,200

Realized gain (loss) on investments	124,986	(292)	119	754,732	491	129	95,450	46,884
Change in unrealized gain (loss) on investments	(4,137)	(6,872)	(7,730)	1,026,097	8,731	1,289	446,782	79,600

Net gain (loss) on investments	120,849	(7,164)	(7,611)	1,780,829	9,222	1,418	542,232	126,484

Reinvested capital gains	61,772	-	2,193	884,695	3,684	98	620,921	163,459

Net increase (decrease) in contract owners’ equity resulting from operations	$178,663	(6,546)	9,391	2,622,741	12,489	1,452	1,240,718	301,143

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	ACVIP1	ACVIP2	ACVMV1	ACVMV2	ACVV2	AFGC	AFGF	AFHY
Reinvested dividends	$29,167	2,636,048	157,836	2,394,631	13,615	14,790	68,120	42,639
Mortality and expense risk charges (note 2)	(7,634)	(2,970,414)	(105,783)	(2,198,898)	(3,220)	(9,540)	(160,173)	(6,102)

Net investment income (loss)	21,533	(334,366)	52,053	195,733	10,395	5,250	(92,053)	36,537

Realized gain (loss) on investments	8,344	(631,533)	(163,750)	(1,335,632)	(17,138)	5,312	597,966	(26,092)
Change in unrealized gain (loss) on investments	128,343	15,530,923	(168,205)	2,377,797	75,206	29,640	4,535,121	22,444

Net gain (loss) on investments	136,687	14,899,390	(331,955)	1,042,165	58,068	34,952	5,133,087	(3,648)

Reinvested capital gains	-	-	-	-	-	16,139	285,408	-

Net increase (decrease) in contract owners’ equity resulting from operations	$158,220	14,565,024	(279,902)	1,237,898	68,463	56,341	5,326,442	32,889

Investment Activity:	AMVBC4	AMVCB4	AMVGS4	AMVI4	AMVNW4	AVPAP2	BRVED3	BRVHY3
Reinvested dividends	$8,908	3,912	623	1,275	-	10,616,488	4,242,209	1,657,962
Mortality and expense risk charges (note 2)	(2,613)	(794)	(2,980)	(1,708)	(25)	(10,714,363)	(3,159,697)	(501,459)

Net investment income (loss)	6,295	3,118	(2,357)	(433)	(25)	(97,875)	1,082,512	1,156,503

Realized gain (loss) on investments	(13,306)	2	16,727	30,165	1	6,575,301	2,506,394	405,060
Change in unrealized gain (loss) on investments	51,839	4,206	103,534	11,749	921	(7,037,210)	(5,505,137)	71,653

Net gain (loss) on investments	38,533	4,208	120,261	41,914	922	(461,909)	(2,998,743)	476,713

Reinvested capital gains	3,462	-	30,106	-	-	27,646,549	8,022,225	-

Net increase (decrease) in contract owners’ equity resulting from operations	$48,290	7,326	148,010	41,481	897	27,086,765	6,105,994	1,633,216

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	BRVTR3	MLVGA3	DCAP	DCAPS	DGI	DSIF	DSIFS	DSRG
Reinvested dividends	$7,053,788	4,068,802	208,016	477,347	97,940	3,331,213	1,595,755	420,435
Mortality and expense risk charges (note 2)	(5,265,219)	(5,248,674)	(350,147)	(1,317,379)	(169,594)	(2,824,123)	(1,785,004)	(508,406)

Net investment income (loss)	1,788,569	(1,179,872)	(142,131)	(840,032)	(71,654)	507,090	(189,249)	(87,971)

Realized gain (loss) on investments	2,240,827	(2,674,484)	(60,083)	(2,765,467)	721,633	14,942,940	9,563,141	1,492,526
Change in unrealized gain (loss) on investments	1,051,473	39,833,585	3,349,058	13,851,582	1,084,393	4,589,487	1,463,440	6,196,974

Net gain (loss) on investments	3,292,300	37,159,101	3,288,975	11,086,115	1,806,026	19,532,427	11,026,581	7,689,500

Reinvested capital gains	19,732,303	19,882,654	2,206,248	7,257,727	962,079	13,230,619	7,535,441	456,253

Net increase (decrease) in contract owners’ equity resulting from operations	$24,813,172	55,861,883	5,353,092	17,503,810	2,696,451	33,270,136	18,372,773	8,057,782

Investment Activity:	DVDLS	DVMCSS	DVSCS	CHSMM	CLVHY2	DWVSVS	DWVVLS	ETVFR
Reinvested dividends	$3,147	152,909	599,952	17,455	423,998	529,831	40,581	1,899,407
Mortality and expense risk charges (note 2)	(9,489)	(460,273)	(832,774)	(67,167)	(116,304)	(770,004)	(9,477)	(887,737)

Net investment income (loss)	(6,342)	(307,364)	(232,822)	(49,712)	307,694	(240,173)	31,104	1,011,670

Realized gain (loss) on investments	(17,665)	(1,360,261)	(1,340,694)	-	(177,622)	(2,289,240)	(63,348)	(1,150,357)
Change in unrealized gain (loss) on investments	148,083	3,983,603	4,360,485	-	101,082	(728,310)	(113,435)	(219,735)

Net gain (loss) on investments	130,418	2,623,342	3,019,791	-	(76,540)	(3,017,550)	(176,783)	(1,370,092)

Reinvested capital gains	-	-	3,416,214	-	-	3,020,876	110,827	-

Net increase (decrease) in contract owners’ equity resulting from operations	$124,076	2,315,978	6,203,183	(49,712)	231,154	(236,847)	(34,852)	(358,422)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FQB	FQBS	FVU2S	FAMP	FB2	FC2	FEI2	FEIP
Reinvested dividends	$137,250	399,466	10,726	1,263,235	9,037,028	10,789	4,439,334	4,336,638
Mortality and expense risk charges (note 2)	(65,156)	(230,893)	(7,509)	(1,125,326)	(9,679,453)	(422,124)	(4,144,505)	(3,210,590)

Net investment income (loss)	72,094	168,573	3,217	137,909	(642,425)	(411,335)	294,829	1,126,048

Realized gain (loss) on investments	(23,895)	48,716	539	566,670	13,396,754	551,280	(2,675,167)	8,579,802
Change in unrealized gain (loss) on investments	247,483	689,589	(7,642)	9,049,351	122,874,645	8,648,044	4,376,038	(9,914,679)

Net gain (loss) on investments	223,588	738,305	(7,103)	9,616,021	136,271,399	9,199,324	1,700,871	(1,334,877)

Reinvested capital gains	14,700	46,726	-	1,113,774	9,452,230	91,477	12,727,690	11,340,566

Net increase (decrease) in contract owners’ equity resulting from operations	$310,382	953,604	(3,886)	10,867,704	145,081,204	8,879,466	14,723,390	11,131,737

Investment Activity:	FEMS2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FG2
Reinvested dividends	$77,951	63,913	2,940,583	88,103	4,010,965	159,280	712,759	189,470
Mortality and expense risk charges (note 2)	(152,385)	(69,449)	(3,873,623)	(103,888)	(5,692,673)	(176,951)	(1,111,455)	(7,269,355)

Net investment income (loss)	(74,434)	(5,536)	(933,040)	(15,785)	(1,681,708)	(17,671)	(398,696)	(7,079,885)

Realized gain (loss) on investments	(71,482)	39,952	5,595,015	159,410	7,938,773	264,049	833,188	12,923,529
Change in unrealized gain (loss) on investments	2,713,016	316,076	11,286,745	305,179	19,401,813	1,108,798	6,265,560	118,042,821

Net gain (loss) on investments	2,641,534	356,028	16,881,760	464,589	27,340,586	1,372,847	7,098,748	130,966,350

Reinvested capital gains	1,045,404	226,757	11,400,157	486,463	23,282,960	667,285	3,439,449	44,077,475

Net increase (decrease) in contract owners’ equity resulting from operations	$3,612,504	577,249	27,348,877	935,267	48,941,838	2,022,461	10,139,501	167,963,940

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FGI2	FGP	FHIP	FIGBP2	FIGBS	FMC2	FMCS	FNRS2
Reinvested dividends	$10,560,199	335,485	1,659,730	18,904,010	323,260	820,474	78,918	1,038,728
Mortality and expense risk charges (note 2)	(7,149,052)	(5,989,561)	(447,254)	(12,349,553)	(200,673)	(3,212,694)	(186,596)	(648,749)

Net investment income (loss)	3,411,147	(5,654,076)	1,212,476	6,554,457	122,587	(2,392,220)	(107,678)	389,979

Realized gain (loss) on investments	880,094	31,571,724	(816,619)	2,431,547	155,323	(5,258,998)	(475,616)	(16,024,519)
Change in unrealized gain (loss) on investments	22,995,021	95,922,433	(107,392)	53,978,591	827,564	45,398,980	2,733,253	(3,474,100)

Net gain (loss) on investments	23,875,115	127,494,157	(924,011)	56,410,138	982,887	40,139,982	2,257,637	(19,498,619)

Reinvested capital gains	24,600,061	42,663,530	-	337,730	5,425	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$51,886,323	164,503,611	288,465	63,302,325	1,110,899	37,747,762	2,149,959	(19,108,640)

Investment Activity:	FO2	FOP	FRESS2	FVSS	FVSS2	FTVDM2	FTVFA2	FTVGI2
Reinvested dividends	$195,293	211,505	153,201	36,893	44,294	349,671	1,284,467	7,472,551
Mortality and expense risk charges (note 2)	(1,375,286)	(638,776)	(110,662)	(40,451)	(60,294)	(120,207)	(1,351,364)	(1,390,036)

Net investment income (loss)	(1,179,993)	(427,271)	42,539	(3,558)	(16,000)	229,464	(66,897)	6,082,515

Realized gain (loss) on investments	1,346,325	2,046,992	(434,576)	(176,123)	79,333	505,950	(7,581,609)	(4,140,984)
Change in unrealized gain (loss) on investments	11,914,755	4,608,547	(786,567)	114,317	(51,309)	133,488	(7,827,403)	(8,446,562)

Net gain (loss) on investments	13,261,080	6,655,539	(1,221,143)	(61,806)	28,024	639,438	(15,409,012)	(12,587,546)

Reinvested capital gains	394,022	223,482	346,315	183,590	242,694	219,442	22,886,178	-

Net increase (decrease) in contract owners’ equity resulting from operations	$12,475,109	6,451,750	(832,289)	118,226	254,718	1,088,344	7,410,269	(6,505,031)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	FTVIS2	FTVMD2	FTVRD2	FTVSI2	FTVSV2	TIF2	GVGMNS	GVMSAS
Reinvested dividends	$11,985,751	24,300	389,396	66,621	1,053,771	816,726	27,189	35,542
Mortality and expense risk charges (note 2)	(3,349,976)	(4,989)	(448,063)	(6,415)	(990,956)	(354,586)	(157,272)	(23,931)

Net investment income (loss)	8,635,775	19,311	(58,667)	60,206	62,815	462,140	(130,083)	11,611

Realized gain (loss) on investments	(9,642,551)	(183,482)	890,222	1,677	(8,019,412)	(1,726,209)	(9,595)	(6,493)
Change in unrealized gain (loss) on investments	(4,330,879)	52,548	1,536,152	(8,872)	8,027,291	745,350	199,596	83,033

Net gain (loss) on investments	(13,973,430)	(130,934)	2,426,374	(7,195)	7,879	(980,859)	190,001	76,540

Reinvested capital gains	169,774	19,464	1,651,377	-	4,481,966	-	140,736	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,167,881)	(92,159)	4,019,084	53,011	4,552,660	(518,719)	200,654	88,151

Investment Activity:	GVSSCS	RSRF	RVARS	ACEG2	IVBRA1	IVMCC2	OVAG	OVAG2
Reinvested dividends	$-	54	189,047	-	16,306	66,027	4,736	-
Mortality and expense risk charges (note 2)	(2,036)	(24)	(235,794)	(74,161)	(898)	(230,933)	(163,344)	(147,708)

Net investment income (loss)	(2,036)	30	(46,747)	(74,161)	15,408	(164,906)	(158,608)	(147,708)

Realized gain (loss) on investments	(76,049)	(34)	289,738	231,865	(3,006)	(642,523)	59,769	566,470
Change in unrealized gain (loss) on investments	93,322	316	531,346	1,090,134	(2,822)	(797,148)	3,295,764	5,243,073

Net gain (loss) on investments	17,273	282	821,084	1,321,999	(5,828)	(1,439,671)	3,355,533	5,809,543

Reinvested capital gains	6,194	-	-	407,683	10,512	2,854,756	987,369	-

Net increase (decrease) in contract owners’ equity resulting from operations	$21,431	312	774,337	1,655,521	20,092	1,250,179	4,184,294	5,661,835

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	OVB	OVGI	OVGIS	OVGS	OVGSS	OVIG	OVIGS	OVMS
Reinvested dividends	$525,521	159,786	1,948,228	883,083	516,131	14,118	361,524	488,561
Mortality and expense risk charges (note 2)	(220,423)	(138,736)	(2,606,051)	(1,692,849)	(1,812,595)	(7,161)	(888,137)	(312,795)

Net investment income (loss)	305,098	21,050	(657,823)	(809,766)	(1,296,464)	6,957	(526,613)	175,766

Realized gain (loss) on investments	305,879	(296,627)	(87,790)	1,562,636	1,035,373	1,877	1,209,804	453,668
Change in unrealized gain (loss) on investments	673,017	425,649	4,591,120	25,844,807	24,055,564	265,888	9,690,848	1,752,022

Net gain (loss) on investments	978,896	129,022	4,503,330	27,407,443	25,090,937	267,765	10,900,652	2,205,690

Reinvested capital gains	-	1,052,285	16,499,165	4,601,117	4,280,138	20,852	759,632	542,875

Net increase (decrease) in contract owners’ equity resulting from operations	$1,283,994	1,202,357	20,344,672	31,198,794	28,074,611	295,574	11,133,671	2,924,331

Investment Activity:	OVSB	OVSBS	OVSC	OVSCS	WRASP	WRENG	WRHIP	WRMCG
Reinvested dividends	$87,192	274,677	28,055	342,478	2,709,854	902	4,619,338	-
Mortality and expense risk charges (note 2)	(20,066)	(75,434)	(59,629)	(1,463,621)	(2,342,707)	(267)	(1,048,858)	(2,200,444)

Net investment income (loss)	67,126	199,243	(31,574)	(1,121,143)	367,147	635	3,570,480	(2,200,444)

Realized gain (loss) on investments	(17,126)	(213,158)	(88,357)	(4,043,072)	(4,566,119)	(35,366)	(1,705,862)	7,631,430
Change in unrealized gain (loss) on investments	(29,481)	22,433	804,879	22,821,279	17,109,228	5,269	102,078	42,291,200

Net gain (loss) on investments	(46,607)	(190,725)	716,522	18,778,207	12,543,109	(30,097)	(1,603,784)	49,922,630

Reinvested capital gains	-	-	63,548	1,365,685	2,270,084	-	-	9,533,362

Net increase (decrease) in contract owners’ equity resulting from operations	$20,519	8,518	748,496	19,022,749	15,180,340	(29,462)	1,966,696	57,255,548

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	WRPAP	WRPCP	WRPMAP	WRPMAV	WRPMCP	WRPMCV	WRPMMV	WRPMP
Reinvested dividends	$144	33,897	629,761	67,074	92,660	23,034	59,565	356,727
Mortality and expense risk charges (note 2)	(59)	(8,201)	(139,375)	(20,971)	(20,222)	(6,111)	(22,150)	(79,500)

Net investment income (loss)	85	25,696	490,386	46,103	72,438	16,923	37,415	277,227

Realized gain (loss) on investments	(13)	(25,069)	(3,252,231)	7,031	(73,491)	(27,652)	34,959	(960,526)
Change in unrealized gain (loss) on investments	205	198,896	2,377,373	(158,979)	181,502	11,174	(36,460)	853,926

Net gain (loss) on investments	192	173,827	(874,858)	(151,948)	108,011	(16,478)	(1,501)	(106,600)

Reinvested capital gains	1,245	126,453	4,538,221	474,065	440,615	99,825	328,787	2,123,320

Net increase (decrease) in contract owners’ equity resulting from operations	$1,522	325,976	4,153,749	368,220	621,064	100,270	364,701	2,293,947

Investment Activity:	JPICB2	JPMMV1	JABS	JACAS	JAFBS	JAGTS	JAIGS	JAMGS
Reinvested dividends	$113,448	132,474	138,571	241,408	1,821,232	6,262	376,656	-
Mortality and expense risk charges (note 2)	(111,147)	(118,302)	(109,879)	(2,056,167)	(1,118,344)	(3,057,712)	(459,801)	(8,826)

Net investment income (loss)	2,301	14,172	28,692	(1,814,759)	702,888	(3,051,450)	(83,145)	(8,826)

Realized gain (loss) on investments	14,009	(386,443)	427,770	6,413,198	307,619	19,133,585	(1,425,501)	7,303
Change in unrealized gain (loss) on investments	340,235	(583,347)	564,318	29,872,031	4,742,566	45,789,129	5,767,855	170,784

Net gain (loss) on investments	354,244	(969,790)	992,088	36,285,229	5,050,185	64,922,714	4,342,354	178,087

Reinvested capital gains	-	552,718	139,006	11,065,723	-	18,176,029	-	161,114

Net increase (decrease) in contract owners’ equity resulting from operations	$356,545	(402,900)	1,159,786	45,536,193	5,753,073	80,047,293	4,259,209	330,375

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	LZREMS	LOVSDC	LOVTRC	MNCPS2	M2IGSS	MNDSC	MV2RIS	MV3MVS
Reinvested dividends	$975,832	21,473	1,429,032	826	14,014	-	3,609	6,103
Mortality and expense risk charges (note 2)	(584,150)	(3,339)	(749,595)	(1,012)	(96,346)	(1,029,855)	(4,282)	(14,961)

Net investment income (loss)	391,682	18,134	679,437	(186)	(82,332)	(1,029,855)	(673)	(8,858)

Realized gain (loss) on investments	84,703	4,712	147,808	803	320,172	897,581	596	259,846
Change in unrealized gain (loss) on investments	(1,870,838)	(1,110)	1,010,463	58,501	334,654	19,781,130	119,367	195,801

Net gain (loss) on investments	(1,786,135)	3,602	1,158,271	59,304	654,826	20,678,711	119,963	455,647

Reinvested capital gains	-	-	1,137,197	2,321	616,125	7,137,846	6,887	25,208

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,394,453)	21,736	2,974,905	61,439	1,188,619	26,786,702	126,177	471,997

Investment Activity:	MVFSC	MVIGSC	MVIVSC	MVRBSS	MVUSC	MGRFV	MSEM	MSEMB
Reinvested dividends	$4,695,713	90,291	2,251,768	226	4,880	-	52,694	23,085
Mortality and expense risk charges (note 2)	(5,278,990)	(89,466)	(4,370,692)	(173)	(1,095)	(25)	(15,651)	(4,992)

Net investment income (loss)	(583,277)	825	(2,118,924)	53	3,785	(25)	37,043	18,093

Realized gain (loss) on investments	15,564,755	61,725	14,611,955	-	1,941	5	11,686	(15,707)
Change in unrealized gain (loss) on investments	(21,259,502)	1,390,774	30,766,651	1,535	1,679	429	(1,122)	13,365

Net gain (loss) on investments	(5,694,747)	1,452,499	45,378,606	1,535	3,620	434	10,564	(2,342)

Reinvested capital gains	15,780,598	95,218	5,890,827	-	5,774	16	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,502,574	1,548,542	49,150,509	1,588	13,179	425	47,607	15,751

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	MSGI2	MSVF2	MSVFI	MSVRE	MSVREB	VKVGR2	DTRTFB	EIF
Reinvested dividends	$164,488	274,293	70,671	385	31	12,139	233,152	80,135
Mortality and expense risk charges (note 2)	(184,975)	(148,840)	(34,792)	(202)	(16)	(2,755)	(139,477)	(20,273)

Net investment income (loss)	(20,487)	125,453	35,879	183	15	9,384	93,675	59,862

Realized gain (loss) on investments	(227,510)	321,007	(19,255)	437	37	(17,918)	(102,653)	(39,797)
Change in unrealized gain (loss) on investments	(427,630)	21,281	19,638	(4,490)	(410)	(50,559)	(154,308)	13,091

Net gain (loss) on investments	(655,140)	342,288	383	(4,053)	(373)	(68,477)	(256,961)	(26,706)

Reinvested capital gains	180,156	110,047	25,834	382	34	5,725	-	198,620

Net increase (decrease) in contract owners’ equity resulting from operations	$(495,471)	577,788	62,096	(3,488)	(324)	(53,368)	(163,286)	231,776

Investment Activity:	EIF2	GBF	GBF2	GEM	GEM2	GIG	GVAAA2	GVABD2
Reinvested dividends	$5,053,485	4,066,912	3,656	139,543	814,201	146,887	96,438,421	71,734,017
Mortality and expense risk charges (note 2)	(4,419,377)	(2,843,112)	(902)	(92,345)	(761,844)	(157,855)	(95,744,173)	(49,869,862)

Net investment income (loss)	634,108	1,223,800	2,754	47,198	52,357	(10,968)	694,248	21,864,155

Realized gain (loss) on investments	10,781,073	3,392,985	(2,807)	97,223	407,354	(128,853)	222,903,220	45,870,426
Change in unrealized gain (loss) on investments	(11,682,135)	4,232,153	(3,075)	597,686	4,713,306	865,278	(60,999,522)	186,908,142

Net gain (loss) on investments	(901,062)	7,625,138	(5,882)	694,909	5,120,660	736,425	161,903,698	232,778,568

Reinvested capital gains	14,195,894	-	-	-	-	-	498,633,165	2,315,176

Net increase (decrease) in contract owners’ equity resulting from operations	$13,928,940	8,848,938	(3,128)	742,107	5,173,017	725,457	661,231,111	256,957,899

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GVAGG2	GVAGI2	GVAGR2	GVDMA	GVDMC	GVEX1	GVEX2	GVIDA
Reinvested dividends	$2,394,129	57,589,214	5,223,030	1,360,608	897,164	12,951	16,967,192	336,355
Mortality and expense risk charges (note 2)	(5,578,211)	(50,744,120)	(11,226,382)	(9,171,941)	(9,887,521)	(3,435)	(14,567,076)	(2,374,827)

Net investment income (loss)	(3,184,082)	6,845,094	(6,003,352)	(7,811,333)	(8,990,357)	9,516	2,400,116	(2,038,472)

Realized gain (loss) on investments	17,116,010	161,179,276	42,948,641	28,809,588	6,106,765	1,327	18,570,506	5,286,855
Change in unrealized gain (loss) on investments	58,690,051	(85,963,665)	210,967,286	2,394,781	28,037,964	149,895	124,776,083	4,195,870

Net gain (loss) on investments	75,806,061	75,215,611	253,915,927	31,204,369	34,144,729	151,222	143,346,589	9,482,725

Reinvested capital gains	24,407,987	355,573,867	68,397,790	38,732,561	19,057,341	13,764	19,767,778	9,913,439

Net increase (decrease) in contract owners’ equity resulting from operations	$97,029,966	437,634,572	316,310,365	62,125,597	44,211,713	174,502	165,514,483	17,357,692

Investment Activity:	GVIDC	GVIDM	GVIX2	GVIX8	HIBF	IDPG2	IDPGI2	MCIF
Reinvested dividends	$644,948	2,604,824	79,673	2,154,882	2,800,453	1,298,187	568,178	3,025,769
Mortality and expense risk charges (note 2)	(9,316,570)	(28,669,853)	(16,087)	(1,468,027)	(839,976)	(15,135,585)	(6,555,899)	(3,717,239)

Net investment income (loss)	(8,671,622)	(26,065,029)	63,586	686,855	1,960,477	(13,837,398)	(5,987,721)	(691,470)

Realized gain (loss) on investments	(6,927,997)	37,055,227	(72,071)	(914,389)	(1,510,748)	3,276,761	871,475	(4,695,169)
Change in unrealized gain (loss) on investments	44,386,581	38,782,222	404,552	4,020,024	1,470,889	42,734,553	13,772,201	25,499,774

Net gain (loss) on investments	37,458,584	75,837,449	332,481	3,105,635	(39,859)	46,011,314	14,643,676	20,804,605

Reinvested capital gains	6,141,002	107,533,820	94,907	2,895,260	-	19,453,906	5,108,198	12,512,693

Net increase (decrease) in contract owners’ equity resulting from operations	$34,927,964	157,306,240	490,974	6,687,750	1,920,618	51,627,822	13,764,153	32,625,828

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	MCIF2	MSBF	NAMAA2	NAMGI2	NCPG2	NCPGI2	NJMMA2	NJNDE2
Reinvested dividends	$5,879	7,141,154	26,931,714	6,191,778	9,738,200	3,579,892	15,871	31,422
Mortality and expense risk charges (note 2)	(1,519)	(3,106,665)	(32,476,655)	(7,095,675)	(17,773,869)	(8,064,969)	(69,304)	(63,466)

Net investment income (loss)	4,360	4,034,489	(5,544,941)	(903,897)	(8,035,669)	(4,485,077)	(53,433)	(32,044)

Realized gain (loss) on investments	155	(2,395,637)	8,653,644	9,817,863	(1,848,401)	(1,094,678)	(7,374)	124,398
Change in unrealized gain (loss) on investments	74,244	2,666,844	46,610,911	(5,709,033)	80,996,485	24,853,664	212,085	1,405,050

Net gain (loss) on investments	74,399	271,207	55,264,555	4,108,830	79,148,084	23,758,986	204,711	1,529,448

Reinvested capital gains	2,255	-	86,354,607	31,204,125	-	-	21,619	183,973

Net increase (decrease) in contract owners’ equity resulting from operations	$81,014	4,305,696	136,074,221	34,409,058	71,112,415	19,273,909	172,897	1,681,377

Investment Activity:	NVAMV1	NVAMV2	NVAMVX	NVAMVZ	NVBX	NVCBD1	NVCBD2	NVCCA2
Reinvested dividends	$493,281	1,266,072	45,274	1,836,423	23,953	100,135	2,532,163	21,631,855
Mortality and expense risk charges (note 2)	(407,128)	(1,863,510)	(12,622)	(605,844)	(4,621)	(53,324)	(1,564,688)	(33,155,871)

Net investment income (loss)	86,153	(597,438)	32,652	1,230,579	19,332	46,811	967,475	(11,524,016)

Realized gain (loss) on investments	(1,765,281)	(28,950,418)	17,102	118,030	407	95,546	948,141	(20,057,164)
Change in unrealized gain (loss) on investments	76,915	13,854,453	492,475	23,851,777	42,441	43,071	2,973,135	155,076,432

Net gain (loss) on investments	(1,688,366)	(15,095,965)	509,577	23,969,807	42,848	138,617	3,921,276	135,019,268

Reinvested capital gains	786,033	3,775,650	-	-	-	8,759	240,047	84,639,329

Net increase (decrease) in contract owners’ equity resulting from operations	$(816,180)	(11,917,753)	542,229	25,200,386	62,180	194,187	5,128,798	208,134,581

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVCCN2	NVCMA2	NVCMC2	NVCMD2	NVCRA2	NVCRB2	NVDBL2	NVDCA2
Reinvested dividends	$1,690,580	3,094,298	3,808,398	18,366,120	809,750	13,341,502	1,890,774	2,319,619
Mortality and expense risk charges (note 2)	(9,947,376)	(4,458,624)	(10,040,704)	(32,752,237)	(1,164,530)	(28,050,331)	(20,939,722)	(19,022,654)

Net investment income (loss)	(8,256,796)	(1,364,326)	(6,232,306)	(14,386,117)	(354,780)	(14,708,829)	(19,048,948)	(16,703,035)

Realized gain (loss) on investments	(3,875,853)	(5,555,408)	140,443	(17,530,865)	(1,877,521)	(2,796,104)	19,140,775	21,600,925
Change in unrealized gain (loss) on investments	54,382,166	29,409,290	49,715,895	156,922,202	10,397,546	138,883,765	68,145,996	43,197,394

Net gain (loss) on investments	50,506,313	23,853,882	49,856,338	139,391,337	8,520,025	136,087,661	87,286,771	64,798,319

Reinvested capital gains	1,650,717	6,134,766	4,802,964	61,606,190	-	27,134,792	41,707,586	75,145,207

Net increase (decrease) in contract owners’ equity resulting from operations	$43,900,234	28,624,322	48,426,996	186,611,410	8,165,245	148,513,624	109,945,409	123,240,491

Investment Activity:	NVFIII	NVGEII	NVIE6	NVLCP2	NVMGA2	NVMIG1	NVMIG6	NVMIVX
Reinvested dividends	$153,340	114,490	373,643	1,844,714	9,412,569	246,763	726,370	-
Mortality and expense risk charges (note 2)	(111,337)	(64,588)	(604,301)	(1,019,976)	(4,274,049)	(327,884)	(1,522,211)	(5,275)

Net investment income (loss)	42,003	49,902	(230,658)	824,738	5,138,520	(81,121)	(795,841)	(5,275)

Realized gain (loss) on investments	89,918	22,058	(372,792)	52,195	3,702,050	(158,259)	4,936,050	9,799
Change in unrealized gain (loss) on investments	80,092	1,477,291	3,170,560	3,823,759	30,262,684	3,028,392	7,439,506	300,775

Net gain (loss) on investments	170,010	1,499,349	2,797,768	3,875,954	33,964,734	2,870,133	12,375,556	310,574

Reinvested capital gains	23,735	127	-	-	-	7,705,790	30,413,929	-

Net increase (decrease) in contract owners’ equity resulting from operations	$235,748	1,549,378	2,567,110	4,700,692	39,103,254	10,494,802	41,993,644	305,299

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVMIVZ	NVMLG1	NVMLG2	NVMM2	NVMMG1	NVMMG2	NVMMV1	NVMMV2
Reinvested dividends	$-	-	-	-	-	-	10,455	3,947,876
Mortality and expense risk charges (note 2)	(164,815)	(118,313)	(1,806,921)	(482)	(2,559,718)	(1,989,444)	(2,343)	(2,702,892)

Net investment income (loss)	(164,815)	(118,313)	(1,806,921)	(482)	(2,559,718)	(1,989,444)	8,112	1,244,984

Realized gain (loss) on investments	26,744	(343,568)	(5,645,050)	-	3,338,345	(2,870,257)	(56,266)	(19,539,277)
Change in unrealized gain (loss) on investments	8,671,600	(1,586,475)	(22,770,672)	-	69,513,875	50,710,093	31,556	13,000,740

Net gain (loss) on investments	8,698,344	(1,930,043)	(28,415,722)	-	72,852,220	47,839,836	(24,710)	(6,538,537)

Reinvested capital gains	-	4,298,354	59,714,220	-	27,150,124	18,235,243	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$8,533,529	2,249,998	29,491,577	(482)	97,442,626	64,085,635	(16,598)	(5,293,553)

Investment Activity:	NVNMO1	NVNMO2	NVNSR1	NVNSR2	NVOLG1	NVOLG2	NVRE1	NVRE2
Reinvested dividends	$293,337	130,625	13,792	700,196	5,129,719	3,008,389	560,028	956,756
Mortality and expense risk charges (note 2)	(913,238)	(601,855)	(23,012)	(1,412,843)	(5,110,643)	(4,216,572)	(494,635)	(1,249,163)

Net investment income (loss)	(619,901)	(471,230)	(9,220)	(712,647)	19,076	(1,208,183)	65,393	(292,407)

Realized gain (loss) on investments	1,360,270	677,632	(50,177)	(2,262,473)	2,943,052	(6,125,520)	(899,551)	(4,869,492)
Change in unrealized gain (loss) on investments	1,495,311	1,173,866	89,237	7,797,822	20,905,499	24,326,983	(2,653,247)	(3,464,714)

Net gain (loss) on investments	2,855,581	1,851,498	39,060	5,535,349	23,848,551	18,201,463	(3,552,798)	(8,334,206)

Reinvested capital gains	5,726,559	3,770,387	113,260	6,333,970	39,046,437	28,648,461	173,919	360,732

Net increase (decrease) in contract owners’ equity resulting from operations	$7,962,239	5,150,655	143,100	11,156,672	62,914,064	45,641,741	(3,313,486)	(8,265,881)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	NVSIX2	NVSTB2	NVTIV3	SAM	SCF	SCF2	SCGF	SCGF2
Reinvested dividends	$1,032,432	2,631,799	2,320,682	1,287,792	10,690	7,928	-	-
Mortality and expense risk charges (note 2)	(1,645,651)	(2,448,678)	(2,565,671)	(9,289,483)	(703,686)	(541,289)	(87,778)	(636,085)

Net investment income (loss)	(613,219)	183,121	(244,989)	(8,001,691)	(692,996)	(533,361)	(87,778)	(636,085)

Realized gain (loss) on investments	(10,356,062)	97,472	(5,878,017)	-	493,203	(3,540,249)	(25,114)	(3,734,176)
Change in unrealized gain (loss) on investments	28,236,068	1,782,083	16,654,967	-	8,723,690	10,238,949	1,606,843	13,030,364

Net gain (loss) on investments	17,880,006	1,879,555	10,776,950	-	9,216,893	6,698,700	1,581,729	9,296,188

Reinvested capital gains	4,881,037	-	-	-	2,257,009	1,673,776	890,439	5,810,636

Net increase (decrease) in contract owners’ equity resulting from operations	$22,147,824	2,062,676	10,531,961	(8,001,691)	10,780,906	7,839,115	2,384,390	14,470,739

Investment Activity:	SCVF	SCVF2	TRF	TRF2	AMCG	AMINS	AMMCGS	AMSRS
Reinvested dividends	$13,887	-	1,388,813	906,162	-	508	-	85,350
Mortality and expense risk charges (note 2)	(246,007)	(461,934)	(1,617,885)	(1,537,146)	(195)	(1,700)	(47,475)	(192,850)

Net investment income (loss)	(232,120)	(461,934)	(229,072)	(630,984)	(195)	(1,192)	(47,475)	(107,500)

Realized gain (loss) on investments	(2,725,354)	(5,499,684)	7,468,812	11,638,678	602	281	230,589	921,915
Change in unrealized gain (loss) on investments	3,190,050	7,734,569	(5,763,463)	(10,405,370)	3,505	6,678	645,314	981,140

Net gain (loss) on investments	464,696	2,234,885	1,705,349	1,233,308	4,107	6,959	875,903	1,903,055

Reinvested capital gains	95,691	164,124	8,921,899	7,573,076	643	5,136	165,824	586,266

Net increase (decrease) in contract owners’ equity resulting from operations	$328,267	1,937,075	10,398,176	8,175,400	4,555	10,903	994,252	2,381,821

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	AMTB	NOTB4	NOTG4	NOTMG4	PMUBA	PMVAAD	PMVEBD	PMVFAD
Reinvested dividends	$1,380,670	165,696	81,363	122,100	1,533	1,829,624	548,087	776,700
Mortality and expense risk charges (note 2)	(864,606)	(153,596)	(84,580)	(116,724)	(318)	(617,939)	(193,657)	(234,579)

Net investment income (loss)	516,064	12,100	(3,217)	5,376	1,215	1,211,685	354,430	542,121

Realized gain (loss) on investments	(436,992)	(114,989)	(62,227)	(93,956)	(34)	(551,472)	(83,687)	(269,513)
Change in unrealized gain (loss) on investments	834,815	233,121	173,119	231,249	1,178	1,364,870	234,660	964,385

Net gain (loss) on investments	397,823	118,132	110,892	137,293	1,144	813,398	150,973	694,872

Reinvested capital gains	-	123,258	-	55,340	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$913,887	253,490	107,675	198,009	2,359	2,025,083	505,403	1,236,993

Investment Activity:	PMVFHA	PMVHYD	PMVIV	PMVLAD	PMVRA	PMVRSD	PMVSTA	PMVTRD
Reinvested dividends	$34,769	13,009	25,422	4,180,500	4,344	5,742	779,022	7,548,770
Mortality and expense risk charges (note 2)	(2,572)	(1,233)	(3,750)	(5,649,631)	(1,417)	(404)	(997,833)	(5,685,938)

Net investment income (loss)	32,197	11,776	21,672	(1,469,131)	2,927	5,338	(218,811)	1,862,832

Realized gain (loss) on investments	6,976	517	114	(3,411,418)	993	(3,719)	(289,238)	(612,281)
Change in unrealized gain (loss) on investments	(8,301)	4,386	39,231	9,543,778	30,832	1,175	717,820	18,955,727

Net gain (loss) on investments	(1,325)	4,903	39,345	6,132,360	31,825	(2,544)	428,582	18,343,446

Reinvested capital gains	-	-	1,310	-	-	-	-	3,970,314

Net increase (decrease) in contract owners’ equity resulting from operations	$30,872	16,679	62,327	4,663,229	34,752	2,794	209,771	24,176,592

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	PVEIB	PVGOB	PVIGIB	PVTIGB	HVSIT	ROCSC	TRHS2	VVGGS
Reinvested dividends	$45,075	1,766	-	290,199	-	2,018	-	5,975
Mortality and expense risk charges (note 2)	(58,154)	(77,339)	(1,679)	(215,025)	(243,599)	(830)	(4,433,248)	(2,137)

Net investment income (loss)	(13,079)	(75,573)	(1,679)	75,174	(243,599)	1,188	(4,433,248)	3,838

Realized gain (loss) on investments	(52,039)	231,208	2,065	(751,407)	(1,124,226)	(8,793)	9,717,089	133,222
Change in unrealized gain (loss) on investments	553,944	1,300,481	44,874	779,652	2,241,899	(20,551)	46,156,054	(48,044)

Net gain (loss) on investments	501,905	1,531,689	46,939	28,245	1,117,673	(29,344)	55,873,143	85,178

Reinvested capital gains	181,488	249,686	-	-	1,147,365	3,672	18,506,482	-

Net increase (decrease) in contract owners’ equity resulting from operations	$670,314	1,705,802	45,260	103,419	2,021,439	(24,484)	69,946,377	89,016

Investment Activity:	VWBF	VWEM	VWHA	VWHAS	VYDS	VRVDRA	SVDF	SVOF
Reinvested dividends	$384,861	272,367	80,079	166,721	1,298	22,774	-	1,147
Mortality and expense risk charges (note 2)	(74,467)	(179,192)	(118,884)	(351,569)	(1,997)	(23,241)	(795)	(3,465)

Net investment income (loss)	310,394	93,175	(38,805)	(184,848)	(699)	(467)	(795)	(2,318)

Realized gain (loss) on investments	(404,312)	304,885	(1,057,079)	(2,482,287)	23,576	(325,189)	2,005	15,968
Change in unrealized gain (loss) on investments	419,534	1,091,025	2,538,676	6,934,842	(12,110)	175,530	22,455	16,242

Net gain (loss) on investments	15,222	1,395,910	1,481,597	4,452,555	11,466	(149,659)	24,460	32,210

Reinvested capital gains	-	409,091	-	-	9,744	32,823	4,668	19,832

Net increase (decrease) in contract owners’ equity resulting from operations	$325,616	1,898,176	1,442,792	4,267,707	20,511	(117,303)	28,333	49,724

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	WFVOG2	WFVSCG	IVKMG2	GVDIVI	GVDIV2	NVMLV1	NVMLV2	NVLM2
Reinvested dividends	$-	-	-	170,117	4,325,934	35,580	899,286	83,974
Mortality and expense risk charges (note 2)	(231)	(1,623,663)	(66,859)	(19,440)	(545,741)	(23,209)	(724,310)	(254,928)

Net investment income (loss)	(231)	(1,623,663)	(66,859)	150,677	3,780,193	12,371	174,976	(170,954)

Realized gain (loss) on investments	78	6,597,645	(4,628,635)	(1,076,727)	(21,222,686)	(1,983,705)	(54,039,806)	(433,200)
Change in unrealized gain (loss) on investments	4,626	40,369,257	(211,614)	606,641	10,584,849	641,489	17,609,902	(699,184)

Net gain (loss) on investments	4,704	46,966,902	(4,840,249)	(470,086)	(10,637,837)	(1,342,216)	(36,429,904)	(1,132,384)

Reinvested capital gains	1,205	5,832,761	4,067,445	-	-	949,299	27,160,406	1,120,928

Net increase (decrease) in contract owners’ equity resulting from operations	$5,678	51,176,000	(839,663)	(319,409)	(6,857,644)	(380,546)	(9,094,522)	(182,410)

Investment Activity:	NVLCA2
Reinvested dividends	$41,914
Mortality and expense risk charges (note 2)	(212,351)

Net investment income (loss)	(170,437)

Realized gain (loss) on investments	(519,117)
Change in unrealized gain (loss) on investments	(370,242)

Net gain (loss) on investments	(889,359)

Reinvested capital gains	218,908

Net increase (decrease) in contract owners’ equity resulting from operations	$(840,888)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		ALVBWB		ALVDAA		ALVDAB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(166,768,720)	287,669,330	5,501	7,561	675	752	(45,708)	(4,426)
Realized gain (loss) on investments	555,358,571	624,926,283	(1,567)	(19,942)	31	371	102,861	123,805
Change in unrealized gain (loss) on investments	2,892,786,117	4,295,026,187	14,494	23,801	2,197	5,982	299,157	1,626,256
Reinvested capital gains	2,411,773,593	3,282,821,928	9,611	46,660	-	59	-	16,293

Net increase (decrease) in contract owners’ equity resulting from operations	5,693,149,561	8,490,443,728	28,039	58,080	2,903	7,164	356,310	1,761,928

Equity transactions:
Purchase payments received from contract owners (note 4)	2,993,224,859	3,434,033,211	-	-	-	-	108,764	81,163
Transfers between funds	-	-	911	(71,538)	5,833	805	(10,426)	(250,118)
Redemptions (notes 2, 3, and 4)	(4,899,317,672)	(5,314,983,070)	(4,373)	(20,497)	-	(2,948)	(999,714)	(1,166,675)
Adjustments to maintain reserves	236,004	(233,093)	6	(15)	1	(1)	135	(174)

Net equity transactions	(1,905,856,809)	(1,881,182,952)	(3,456)	(92,050)	5,834	(2,144)	(901,241)	(1,335,804)

Net change in contract owners’ equity	3,787,292,752	6,609,260,776	24,583	(33,970)	8,737	5,020	(544,931)	426,124
Contract owners’ equity at beginning of period	55,504,456,818	48,895,196,042	323,129	357,099	53,995	48,975	14,350,826	13,924,702

Contract owners’ equity at end of period	$59,291,749,570	55,504,456,818	347,712	323,129	62,732	53,995	13,805,895	14,350,826

CHANGE IN UNITS:
Beginning units	3,169,143,178	3,251,297,849	19,109	24,863	4,030	4,197	1,110,926	1,218,690
Units purchased	575,748,244	545,542,130	68	12	455	96	38,991	28,796
Units redeemed	(644,990,049)	(627,696,805)	(279)	(5,766)	-	(263)	(110,523)	(136,560)

Ending units	3,099,901,373	3,169,143,178	18,898	19,109	4,485	4,030	1,039,394	1,110,926

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ALVGIB		ALVIVB		ALVSVA		ALVSVB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(5,623)	(20,197)	1,835	(3,073)	3,105	1,388	(640,860)	(1,268,791)
Realized gain (loss) on investments	141,422	221,641	(53,219)	(28,167)	(53,692)	(41,753)	(5,375,199)	(3,789,502)
Change in unrealized gain (loss) on investments	(374,094)	165,616	78,134	144,229	58,449	81,145	7,341,087	10,377,766
Reinvested capital gains	194,656	466,489	-	-	23,554	83,869	4,359,733	10,839,184

Net increase (decrease) in contract owners’ equity resulting from operations	(43,639)	833,549	26,750	112,989	31,416	124,649	5,684,761	16,158,657

Equity transactions:
Purchase payments received from contract owners (note 4)	71,880	21,988	126,152	403,246	492	73,010	4,449,764	4,249,639
Transfers between funds	(474,253)	(10,862)	205,479	127,175	(26,026)	(144,068)	2,554,146	(1,087,700)
Redemptions (notes 2, 3, and 4)	(309,216)	(399,054)	(18,177)	(21,362)	(106,866)	(155,254)	(7,147,143)	(9,041,656)
Adjustments to maintain reserves	22	(55)	44	(42)	18	(25)	37	109

Net equity transactions	(711,567)	(387,983)	313,498	509,017	(132,382)	(226,337)	(143,196)	(5,879,608)

Net change in contract owners’ equity	(755,206)	445,566	340,248	622,006	(100,966)	(101,688)	5,541,565	10,279,049
Contract owners’ equity at beginning of period	4,417,884	3,972,318	1,218,872	596,866	595,041	696,729	98,657,232	88,378,183

Contract owners’ equity at end of period	$3,662,678	4,417,884	1,559,120	1,218,872	494,075	595,041	104,198,797	98,657,232

CHANGE IN UNITS:
Beginning units	127,381	139,338	138,361	78,022	33,267	46,638	2,334,269	2,480,515
Units purchased	5,396	3,676	66,404	79,128	136,000	11,562	637,814	451,892
Units redeemed	(28,318)	(15,633)	(29,158)	(18,789)	(142,443)	(24,933)	(543,690)	(598,138)

Ending units	104,459	127,381	175,607	138,361	26,824	33,267	2,428,393	2,334,269

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ALMCS		AAEIP3		ARLPE3		ACVB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(3,958)	(3,506)	618	281	14,809	(360)	(42,783)	57,236
Realized gain (loss) on investments	124,986	27,121	(292)	16	119	60	754,732	1,032,579
Change in unrealized gain (loss) on investments	(4,137)	28,498	(6,872)	3,451	(7,730)	19,067	1,026,097	2,726,758
Reinvested capital gains	61,772	36,993	-	-	2,193	734	884,695	596,471

Net increase (decrease) in contract owners’ equity resulting from operations	178,663	89,106	(6,546)	3,748	9,391	19,501	2,622,741	4,413,044

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	5,000	-	-	-	636,105	270,246
Transfers between funds	34,789	(2,406)	3,351	996	70,437	-	173,252	(328,394)
Redemptions (notes 2, 3, and 4)	(17,314)	(96,820)	-	(256)	-	-	(4,220,049)	(3,177,310)
Adjustments to maintain reserves	(7)	7	(5)	(4)	3	-	116	80

Net equity transactions	17,468	(99,219)	8,346	736	70,440	-	(3,410,576)	(3,235,378)

Net change in contract owners’ equity	196,131	(10,113)	1,800	4,484	79,831	19,501	(787,835)	1,177,666
Contract owners’ equity at beginning of period	313,636	323,749	22,970	18,486	69,504	50,003	26,583,444	25,405,778

Contract owners’ equity at end of period	$509,767	313,636	24,770	22,970	149,335	69,504	25,795,609	26,583,444

CHANGE IN UNITS:
Beginning units	10,997	14,528	2,758	2,662	5,727	5,727	606,322	685,780
Units purchased	10,042	-	1,402	148	5,604	-	38,115	17,935
Units redeemed	(10,047)	(3,531)	(172)	(52)	(1)	-	(113,575)	(97,393)

Ending units	10,992	10,997	3,988	2,758	11,330	5,727	530,862	606,322

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVCA		ACVI		ACVIG		ACVIG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(417)	(423)	(64)	(36)	77,565	99,005	11,200	15,716
Realized gain (loss) on investments	491	439	129	(45)	95,450	747,998	46,884	104,491
Change in unrealized gain (loss) on investments	8,731	3,467	1,289	1,228	446,782	672,896	79,600	254,317
Reinvested capital gains	3,684	5,142	98	342	620,921	1,183,287	163,459	296,045

Net increase (decrease) in contract owners’ equity resulting from operations	12,489	8,625	1,452	1,489	1,240,718	2,703,186	301,143	670,569

Equity transactions:
Purchase payments received from contract owners (note 4)	855	(2,747)	877	850	67,711	131,923	21,661	14,540
Transfers between funds	-	(2,669)	-	-	(272,261)	(322,475)	27,301	41,798
Redemptions (notes 2, 3, and 4)	(3,945)	3,231	(1,595)	(1,383)	(686,571)	(1,828,658)	(425,266)	(262,307)
Adjustments to maintain reserves	369	19	102	14	(12)	(32)	67	(33)

Net equity transactions	(2,721)	(2,166)	(616)	(519)	(891,133)	(2,019,242)	(376,237)	(206,002)

Net change in contract owners’ equity	9,768	6,459	836	970	349,585	683,944	(75,094)	464,567
Contract owners’ equity at beginning of period	33,064	26,605	7,149	6,179	13,515,695	12,831,751	3,573,215	3,108,648

Contract owners’ equity at end of period	$42,832	33,064	7,985	7,149	13,865,280	13,515,695	3,498,121	3,573,215

CHANGE IN UNITS:
Beginning units	-	-	-	-	498,774	578,960	107,378	113,996
Units purchased	-	(64)	-	-	17,726	20,725	6,075	4,298
Units redeemed	-	64	-	-	(52,719)	(100,911)	(17,801)	(10,916)

Ending units	-	-	-	-	463,781	498,774	95,652	107,378

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVIP1		ACVIP2		ACVMV1		ACVMV2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$21,533	39,101	(334,366)	1,615,794	52,053	86,999	195,733	516,439
Realized gain (loss) on investments	8,344	(1,890)	(631,533)	(7,344,659)	(163,750)	125,277	(1,335,632)	1,868,400
Change in unrealized gain (loss) on investments	128,343	107,557	15,530,923	20,172,194	(168,205)	1,219,366	2,377,797	17,862,198
Reinvested capital gains	-	-	-	-	-	1,106,312	-	16,631,278

Net increase (decrease) in contract owners’ equity resulting from operations	158,220	144,768	14,565,024	14,443,329	(279,902)	2,537,954	1,237,898	36,878,315

Equity transactions:
Purchase payments received from contract owners (note 4)	79,610	113,025	7,640,691	4,734,622	232,370	149,699	6,782,379	5,719,305
Transfers between funds	(64,293)	77,307	4,469,975	(10,290,806)	(580,529)	(446,786)	119,440	(9,643,269)
Redemptions (notes 2, 3, and 4)	(137,005)	(20,775)	(18,101,631)	(22,735,145)	(929,299)	(1,183,247)	(12,668,276)	(13,820,215)
Adjustments to maintain reserves	14	(13)	129	(58)	19	(43)	(132)	190

Net equity transactions	(121,674)	169,544	(5,990,836)	(28,291,387)	(1,277,439)	(1,480,377)	(5,766,589)	(17,743,989)

Net change in contract owners’ equity	36,546	314,312	8,574,188	(13,848,058)	(1,557,341)	1,057,577	(4,528,691)	19,134,326
Contract owners’ equity at beginning of period	1,882,070	1,567,758	197,266,642	211,114,700	10,830,313	9,772,736	160,958,819	141,824,493

Contract owners’ equity at end of period	$1,918,616	1,882,070	205,840,830	197,266,642	9,272,972	10,830,313	156,430,128	160,958,819

CHANGE IN UNITS:
Beginning units	181,218	164,109	14,004,669	16,102,403	399,967	458,528	5,000,394	5,609,467
Units purchased	27,206	28,124	3,873,212	1,623,583	40,101	33,479	967,358	555,288
Units redeemed	(39,477)	(11,015)	(4,347,418)	(3,721,317)	(94,006)	(92,040)	(1,102,513)	(1,164,361)

Ending units	168,947	181,218	13,530,463	14,004,669	346,062	399,967	4,865,239	5,000,394

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	ACVV2		AFGC		AFGF		AFHY
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$10,395	-	5,250	5,486	(92,053)	(32,541)	36,537	24,794
Realized gain (loss) on investments	(17,138)	-	5,312	5,294	597,966	278,682	(26,092)	4,086
Change in unrealized gain (loss) on investments	75,206	-	29,640	15,891	4,535,121	1,287,502	22,444	20,068
Reinvested capital gains	-	-	16,139	-	285,408	1,052,808	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	68,463	-	56,341	26,671	5,326,442	2,586,451	32,889	48,948

Equity transactions:
Purchase payments received from contract owners (note 4)	300,295	-	614	490	26,460	9,631	12,777	2,460
Transfers between funds	2,700,809	-	102,376	(22,768)	145,044	(88,161)	23,707	57,298
Redemptions (notes 2, 3, and 4)	(8,511)	-	(36,916)	(47,142)	(900,522)	(902,662)	(53,376)	(13,518)
Adjustments to maintain reserves	38	-	(122)	114	572	(271)	50	(29)

Net equity transactions	2,992,631	-	65,952	(69,306)	(728,446)	(981,463)	(16,842)	46,211

Net change in contract owners’ equity	3,061,094	-	122,293	(42,635)	4,597,996	1,604,988	16,047	95,159
Contract owners’ equity at beginning of period	-	-	603,744	646,379	10,867,145	9,262,157	503,529	408,370

Contract owners’ equity at end of period	$3,061,094	-	726,037	603,744	15,465,141	10,867,145	519,576	503,529

CHANGE IN UNITS:
Beginning units	-	-	16,091	17,972	49,615	54,721	7,182	6,474
Units purchased	102,099	-	3,683	1,228	836	45	6,132	3,449
Units redeemed	(12,322)	-	(1,963)	(3,109)	(3,531)	(5,151)	(6,371)	(2,741)

Ending units	89,777	-	17,811	16,091	46,920	49,615	6,943	7,182

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVBC4		AMVCB4		AMVGS4		AMVI4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$6,295	7,176	3,118	2,913	(2,357)	(1,827)	(433)	3,536
Realized gain (loss) on investments	(13,306)	(8,346)	2	19	16,727	233	30,165	(1,229)
Change in unrealized gain (loss) on investments	51,839	37,753	4,206	17,979	103,534	63,210	11,749	74,566
Reinvested capital gains	3,462	36,940	-	-	30,106	10,790	-	13,775

Net increase (decrease) in contract owners’ equity resulting from operations	48,290	73,523	7,326	20,911	148,010	72,406	41,481	90,648

Equity transactions:
Purchase payments received from contract owners (note 4)	406,458	384,916	22,423	13,810	-	-	3,595	134,536
Transfers between funds	21,950	(83,330)	-	-	(50,069)	320,909	(220,281)	(56,374)
Redemptions (notes 2, 3, and 4)	(118,182)	(32,690)	-	(4,271)	-	-	(6,588)	-
Adjustments to maintain reserves	18	(5)	(3)	(7)	4	(3)	6	(9)

Net equity transactions	310,244	268,891	22,420	9,532	(50,065)	320,906	(223,268)	78,153

Net change in contract owners’ equity	358,534	342,414	29,746	30,443	97,945	393,312	(181,787)	168,801
Contract owners’ equity at beginning of period	549,737	207,323	148,449	118,006	539,073	145,761	525,622	356,821

Contract owners’ equity at end of period	$908,271	549,737	178,195	148,449	637,018	539,073	343,835	525,622

CHANGE IN UNITS:
Beginning units	48,970	22,264	13,318	12,383	47,375	16,712	50,587	41,884
Units purchased	61,164	37,771	2,113	1,345	7,132	30,663	4,321	14,396
Units redeemed	(34,674)	(11,065)	-	(410)	(10,980)	-	(25,678)	(5,693)

Ending units	75,460	48,970	15,431	13,318	43,527	47,375	29,230	50,587

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMVNW4		AVPAP2		BRVED3		BRVHY3
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(25)	-	(97,875)	5,784,153	1,082,512	781,577	1,156,503	1,553,903
Realized gain (loss) on investments	1	-	6,575,301	7,554,193	2,506,394	3,668,505	405,060	(112,894)
Change in unrealized gain (loss) on investments	921	-	(7,037,210)	64,583,504	(5,505,137)	31,158,239	71,653	2,986,344
Reinvested capital gains	-	-	27,646,549	31,194,882	8,022,225	15,581,116	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	897	-	27,086,765	109,116,732	6,105,994	51,189,437	1,633,216	4,427,353

Equity transactions:
Purchase payments received from contract owners (note 4)	54,473	-	3,045,433	3,850,569	2,491,422	2,196,798	7,600,033	4,012,858
Transfers between funds	-	-	(14,034,343)	(5,661,280)	3,225,058	670,756	(18,253,349)	22,865,181
Redemptions (notes 2, 3, and 4)	1	-	(61,491,605)	(53,769,934)	(14,092,055)	(13,040,932)	(2,734,430)	(4,252,330)
Adjustments to maintain reserves	-	-	227	(302)	372	(404)	238	51

Net equity transactions	54,474	-	(72,480,288)	(55,580,947)	(8,375,203)	(10,173,782)	(13,387,508)	22,625,760

Net change in contract owners’ equity	55,371	-	(45,393,523)	53,535,785	(2,269,209)	41,015,655	(11,754,292)	27,053,113
Contract owners’ equity at beginning of period	-	-	751,824,542	698,288,757	242,435,051	201,419,396	49,966,508	22,913,395

Contract owners’ equity at end of period	$55,371	-	706,431,019	751,824,542	240,165,842	242,435,051	38,212,216	49,966,508

CHANGE IN UNITS:
Beginning units	-	-	48,793,019	52,660,875	16,520,109	17,237,659	4,274,867	2,224,850
Units purchased	4,129	-	818,999	712,086	2,371,669	1,851,615	2,079,781	4,751,354
Units redeemed	-	-	(5,646,868)	(4,579,942)	(2,875,395)	(2,569,165)	(3,248,883)	(2,701,337)

Ending units	4,129	-	43,965,150	48,793,019	16,016,383	16,520,109	3,105,765	4,274,867

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	BRVTR3		MLVGA3		DCAP		DCAPS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,788,569	3,993,879	(1,179,872)	(1,297,423)	(142,131)	(41,613)	(840,032)	(534,615)
Realized gain (loss) on investments	2,240,827	339,629	(2,674,484)	(2,037,524)	(60,083)	(89,538)	(2,765,467)	(2,399,278)
Change in unrealized gain (loss) on investments	1,051,473	18,085,961	39,833,585	38,288,560	3,349,058	4,699,214	13,851,582	18,278,513
Reinvested capital gains	19,732,303	1,220,830	19,882,654	12,719,919	2,206,248	2,863,406	7,257,727	10,390,499

Net increase (decrease) in contract owners’ equity resulting from operations	24,813,172	23,640,299	55,861,883	47,673,532	5,353,092	7,431,469	17,503,810	25,735,119

Equity transactions:
Purchase payments received from contract owners (note 4)	45,520,896	53,225,836	10,420,363	4,826,980	122,884	227,218	276,951	774,157
Transfers between funds	3,841,409	(2,507,430)	(15,557,943)	(12,065,769)	(551,097)	(591,607)	(7,954,585)	(3,417,900)
Redemptions (notes 2, 3, and 4)	(19,113,736)	(15,392,639)	(24,938,205)	(25,960,964)	(3,748,153)	(2,463,890)	(9,747,558)	(10,792,495)
Adjustments to maintain reserves	1,584	(685)	1,976	324	434	(440)	(19)	117

Net equity transactions	30,250,153	35,325,082	(30,073,809)	(33,199,429)	(4,175,932)	(2,828,719)	(17,425,211)	(13,436,121)

Net change in contract owners’ equity	55,063,325	58,965,381	25,788,074	14,474,103	1,177,160	4,602,750	78,599	12,298,998
Contract owners’ equity at beginning of period	356,599,362	297,633,981	330,339,510	315,865,407	27,411,426	22,808,676	92,175,328	79,876,330

Contract owners’ equity at end of period	$411,662,687	356,599,362	356,127,584	330,339,510	28,588,586	27,411,426	92,253,927	92,175,328

CHANGE IN UNITS:
Beginning units	33,610,292	30,210,417	18,748,962	20,772,328	747,557	835,497	2,761,476	3,195,645
Units purchased	9,569,240	8,297,527	982,941	777,100	24,363	13,670	173,526	247,357
Units redeemed	(6,928,844)	(4,897,652)	(2,734,595)	(2,800,466)	(133,319)	(101,610)	(659,775)	(681,526)

Ending units	36,250,688	33,610,292	16,997,308	18,748,962	638,601	747,557	2,275,227	2,761,476

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DGI		DSIF		DSIFS		DSRG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(71,654)	(33,475)	507,090	796,857	(189,249)	(10,809)	(87,971)	52,860
Realized gain (loss) on investments	721,633	710,612	14,942,940	10,795,996	9,563,141	10,093,791	1,492,526	1,377,602
Change in unrealized gain (loss) on investments	1,084,393	981,180	4,589,487	32,140,364	1,463,440	16,166,722	6,196,974	7,455,471
Reinvested capital gains	962,079	1,462,853	13,230,619	11,036,439	7,535,441	6,860,537	456,253	1,178,797

Net increase (decrease) in contract owners’ equity resulting from operations	2,696,451	3,121,170	33,270,136	54,769,656	18,372,773	33,110,241	8,057,782	10,064,730

Equity transactions:
Purchase payments received from contract owners (note 4)	117,588	143,836	1,943,813	1,821,937	1,192,892	1,073,020	306,011	216,926
Transfers between funds	(133,331)	(343,645)	(4,738,686)	(3,921,658)	(7,753,500)	(5,030,114)	(478,496)	(102,715)
Redemptions (notes 2, 3, and 4)	(1,541,281)	(1,245,027)	(17,003,663)	(24,429,089)	(13,396,100)	(15,523,311)	(3,298,790)	(3,669,305)
Adjustments to maintain reserves	(75)	21	3,814	(2,467)	(289)	320	240	210

Net equity transactions	(1,557,099)	(1,444,815)	(19,794,722)	(26,531,277)	(19,956,997)	(19,480,085)	(3,471,035)	(3,554,884)

Net change in contract owners’ equity	1,139,352	1,676,355	13,475,414	28,238,379	(1,584,224)	13,630,156	4,586,747	6,509,846
Contract owners’ equity at beginning of period	13,553,274	11,876,919	223,875,113	195,636,734	134,098,845	120,468,689	38,792,373	32,282,527

Contract owners’ equity at end of period	$14,692,626	13,553,274	237,350,527	223,875,113	132,514,621	134,098,845	43,379,120	38,792,373

CHANGE IN UNITS:
Beginning units	396,354	442,636	2,915,046	3,296,757	3,569,193	4,135,263	660,931	729,093
Units purchased	8,477	6,680	50,198	57,670	227,878	228,217	11,398	9,842
Units redeemed	(55,336)	(52,962)	(310,808)	(439,381)	(756,993)	(794,287)	(68,994)	(78,004)

Ending units	349,495	396,354	2,654,436	2,915,046	3,040,078	3,569,193	603,335	660,931

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	DVDLS		DVMCSS		DVSCS		CHSMM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(6,342)	(11,400)	(307,364)	(377,026)	(232,822)	(378,098)	(49,712)	51,806
Realized gain (loss) on investments	(17,665)	(20,724)	(1,360,261)	(527,313)	(1,340,694)	1,870,302	-	-
Change in unrealized gain (loss) on investments	148,083	23,735	3,983,603	3,796,899	4,360,485	5,270,214	-	-
Reinvested capital gains	-	162,387	-	2,275,580	3,416,214	5,975,171	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	124,076	153,998	2,315,978	5,168,140	6,203,183	12,737,589	(49,712)	51,806

Equity transactions:
Purchase payments received from contract owners (note 4)	1,879	1,374	2,825,615	2,181,922	575,752	727,089	996,388	354,637
Transfers between funds	(97,576)	(66,711)	(885,733)	(320,658)	(1,143,532)	(731,981)	708,763	350,926
Redemptions (notes 2, 3, and 4)	(28,109)	(45,985)	(2,203,321)	(2,282,372)	(6,062,832)	(8,976,734)	(156,628)	(452,502)
Adjustments to maintain reserves	68	(74)	306	(43)	497	(511)	202	131

Net equity transactions	(123,738)	(111,396)	(263,133)	(421,151)	(6,630,115)	(8,982,137)	1,548,725	253,192

Net change in contract owners’ equity	338	42,602	2,052,845	4,746,989	(426,932)	3,755,452	1,499,013	304,998
Contract owners’ equity at beginning of period	840,273	797,671	33,147,670	28,400,681	68,747,841	64,992,389	5,397,812	5,092,814

Contract owners’ equity at end of period	$840,611	840,273	35,200,515	33,147,670	68,320,909	68,747,841	6,896,825	5,397,812

CHANGE IN UNITS:
Beginning units	33,308	37,666	2,526,416	2,557,928	1,588,614	1,815,204	539,381	514,302
Units purchased	3,630	1,424	684,702	378,657	199,221	145,078	976,790	328,768
Units redeemed	(8,479)	(5,782)	(687,519)	(410,169)	(338,767)	(371,668)	(823,831)	(303,689)

Ending units	28,459	33,308	2,523,599	2,526,416	1,449,068	1,588,614	692,340	539,381

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	CLVHY2		DWVSVS		DWVVLS		ETVFR
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$307,694	258,043	(240,173)	(446,215)	31,104	24,488	1,011,670	2,007,350
Realized gain (loss) on investments	(177,622)	(32,063)	(2,289,240)	779,641	(63,348)	20,077	(1,150,357)	58,158
Change in unrealized gain (loss) on investments	101,082	462,870	(728,310)	7,604,064	(113,435)	231,936	(219,735)	1,839,155
Reinvested capital gains	-	-	3,020,876	4,715,968	110,827	166,089	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	231,154	688,850	(236,847)	12,653,458	(34,852)	442,590	(358,422)	3,904,663

Equity transactions:
Purchase payments received from contract owners (note 4)	2,301,937	1,173,796	4,274,652	5,848,265	26,781	83,215	1,732,191	4,350,576
Transfers between funds	(4,749,050)	7,028,508	(10,695)	(2,277,936)	(255,355)	(119,935)	(10,147,936)	(7,616,127)
Redemptions (notes 2, 3, and 4)	(1,039,245)	(524,344)	(3,760,339)	(4,624,912)	(88,857)	(88,082)	(4,887,139)	(6,436,803)
Adjustments to maintain reserves	66	(88)	685	(460)	7	24	1,323	8,624

Net equity transactions	(3,486,292)	7,677,872	504,303	(1,055,043)	(317,424)	(124,778)	(13,301,561)	(9,693,730)

Net change in contract owners’ equity	(3,255,138)	8,366,722	267,456	11,598,415	(352,276)	317,812	(13,659,983)	(5,789,067)
Contract owners’ equity at beginning of period	11,255,887	2,889,165	60,038,318	48,439,903	2,679,199	2,361,387	68,898,595	74,687,662

Contract owners’ equity at end of period	$8,000,749	11,255,887	60,305,774	60,038,318	2,326,923	2,679,199	55,238,612	68,898,595

CHANGE IN UNITS:
Beginning units	1,015,022	299,403	3,517,430	3,576,288	138,474	145,302	6,274,991	7,168,898
Units purchased	1,224,421	1,238,925	1,217,294	1,114,377	12,200	8,803	684,584	1,523,616
Units redeemed	(1,552,041)	(523,306)	(1,078,091)	(1,173,235)	(30,155)	(15,631)	(1,959,779)	(2,417,523)

Ending units	687,402	1,015,022	3,656,633	3,517,430	120,519	138,474	4,999,796	6,274,991

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FQB		FQBS		FVU2S		FAMP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$72,094	81,334	168,573	200,088	3,217	2,828	137,909	342,851
Realized gain (loss) on investments	(23,895)	(22,885)	48,716	(46,863)	539	57	566,670	181,209
Change in unrealized gain (loss) on investments	247,483	317,598	689,589	1,022,190	(7,642)	87,285	9,049,351	9,212,432
Reinvested capital gains	14,700	190	46,726	625	-	-	1,113,774	3,731,035

Net increase (decrease) in contract owners’ equity resulting from operations	310,382	376,237	953,604	1,176,040	(3,886)	90,170	10,867,704	13,467,527

Equity transactions:
Purchase payments received from contract owners (note 4)	21,036	20,562	61,146	23,521	770	2,494	613,585	571,281
Transfers between funds	357,547	(21,742)	(301,755)	(285,597)	(6,133)	19,873	(1,242,351)	(696,858)
Redemptions (notes 2, 3, and 4)	(440,862)	(546,431)	(1,023,268)	(1,387,888)	(26,003)	(27,079)	(6,295,739)	(10,186,594)
Adjustments to maintain reserves	37	(52)	151	(141)	41	(32)	968	(619)

Net equity transactions	(62,242)	(547,663)	(1,263,726)	(1,650,105)	(31,325)	(4,744)	(6,923,537)	(10,312,790)

Net change in contract owners’ equity	248,140	(171,426)	(310,122)	(474,065)	(35,211)	85,426	3,944,167	3,154,737
Contract owners’ equity at beginning of period	4,775,752	4,947,178	15,764,545	16,238,610	580,982	495,556	87,733,463	84,578,726

Contract owners’ equity at end of period	$5,023,892	4,775,752	15,454,423	15,764,545	545,771	580,982	91,677,630	87,733,463

CHANGE IN UNITS:
Beginning units	278,446	311,338	1,054,260	1,167,224	54,311	54,758	1,652,739	1,862,553
Units purchased	33,875	18,867	92,273	47,214	7,822	2,565	17,764	16,072
Units redeemed	(38,415)	(51,759)	(172,904)	(160,178)	(10,772)	(3,012)	(148,370)	(225,886)

Ending units	273,906	278,446	973,629	1,054,260	51,361	54,311	1,522,133	1,652,739

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FB2		FC2		FEI2		FEIP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(642,425)	1,558,145	(411,335)	(25,755)	294,829	735,428	1,126,048	1,692,492
Realized gain (loss) on investments	13,396,754	1,195,420	551,280	6,264	(2,675,167)	4,361,002	8,579,802	(287,123)
Change in unrealized gain (loss) on investments	122,874,645	77,730,304	8,648,044	712,851	4,376,038	40,048,524	(9,914,679)	41,589,850
Reinvested capital gains	9,452,230	21,546,765	91,477	-	12,727,690	19,123,335	11,340,566	17,158,685

Net increase (decrease) in contract owners’ equity resulting from operations	145,081,204	102,030,634	8,879,466	693,360	14,723,390	64,268,289	11,131,737	60,153,904

Equity transactions:
Purchase payments received from contract owners (note 4)	104,365,833	138,155,428	39,289,577	6,486,940	15,633,916	12,034,054	1,899,699	1,881,713
Transfers between funds	(22,898,646)	25,217,414	6,908,433	3,983,586	(4,582,574)	(7,908,080)	(4,945,967)	(4,812,294)
Redemptions (notes 2, 3, and 4)	(30,161,347)	(21,606,372)	(863,592)	(80,413)	(25,496,332)	(29,592,328)	(19,536,751)	(27,936,449)
Adjustments to maintain reserves	644	1,227	(86)	(51)	33	(857)	2,953	(220)

Net equity transactions	51,306,484	141,767,697	45,334,332	10,390,062	(14,444,957)	(25,467,211)	(22,580,066)	(30,867,250)

Net change in contract owners’ equity	196,387,688	243,798,331	54,213,798	11,083,422	278,433	38,801,078	(11,448,329)	29,286,654
Contract owners’ equity at beginning of period	641,316,929	397,518,598	11,083,422	-	301,864,078	263,063,000	275,190,117	245,903,463

Contract owners’ equity at end of period	$837,704,617	641,316,929	65,297,220	11,083,422	302,142,511	301,864,078	263,741,788	275,190,117

CHANGE IN UNITS:
Beginning units	46,535,382	35,320,687	271,824	-	9,856,666	10,753,975	3,079,159	3,475,394
Units purchased	13,281,483	14,636,901	1,104,643	280,639	1,391,586	1,129,697	37,975	32,202
Units redeemed	(9,365,628)	(3,422,206)	(180,144)	(8,815)	(1,837,832)	(2,027,006)	(311,515)	(428,437)

Ending units	50,451,237	46,535,382	1,196,323	271,824	9,410,420	9,856,666	2,805,619	3,079,159

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FEMS2		FF10S		FF10S2		FF20S
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(74,434)	(1,908)	(5,536)	32,723	(933,040)	1,139,449	(15,785)	45,728
Realized gain (loss) on investments	(71,482)	318,771	39,952	20,246	5,595,015	3,214,681	159,410	102,549
Change in unrealized gain (loss) on investments	2,713,016	751,782	316,076	400,445	11,286,745	17,556,636	305,179	850,711
Reinvested capital gains	1,045,404	-	226,757	201,406	11,400,157	10,164,867	486,463	492,601

Net increase (decrease) in contract owners’ equity resulting from operations	3,612,504	1,068,645	577,249	654,820	27,348,877	32,075,633	935,267	1,491,589

Equity transactions:
Purchase payments received from contract owners (note 4)	4,836,365	2,103,423	117,652	44,106	10,363,774	12,869,654	94,990	250,743
Transfers between funds	10,396,671	2,385,232	532,376	127,427	26,660,689	11,270,056	193,829	146,441
Redemptions (notes 2, 3, and 4)	(333,868)	(302,829)	(550,557)	(257,892)	(30,168,057)	(24,077,768)	(1,651,312)	(2,114,725)
Adjustments to maintain reserves	53	(109)	20	(92)	118	(171)	52	(64)

Net equity transactions	14,899,221	4,185,717	99,491	(86,451)	6,856,524	61,771	(1,362,441)	(1,717,605)

Net change in contract owners’ equity	18,511,725	5,254,362	676,740	568,369	34,205,401	32,137,404	(427,174)	(226,016)
Contract owners’ equity at beginning of period	7,957,750	2,703,388	5,019,968	4,451,599	261,706,715	229,569,311	8,546,905	8,772,921

Contract owners’ equity at end of period	$26,469,475	7,957,750	5,696,708	5,019,968	295,912,116	261,706,715	8,119,731	8,546,905

CHANGE IN UNITS:
Beginning units	759,030	328,114	286,639	290,998	14,119,750	14,151,513	466,941	567,701
Units purchased	1,419,301	1,258,556	60,662	27,445	2,974,698	1,851,400	55,626	39,661
Units redeemed	(216,464)	(827,640)	(54,305)	(31,804)	(2,672,151)	(1,883,163)	(131,354)	(140,421)

Ending units	1,961,867	759,030	292,996	286,639	14,422,297	14,119,750	391,213	466,941

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FF20S2		FF30S		FF30S2		FG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,681,708)	1,191,560	(17,671)	80,399	(398,696)	95,768	(7,079,885)	(5,924,342)
Realized gain (loss) on investments	7,938,773	10,103,519	264,049	363,304	833,188	642,056	12,923,529	6,112,922
Change in unrealized gain (loss) on investments	19,401,813	33,431,865	1,108,798	1,629,073	6,265,560	9,986,751	118,042,821	81,987,671
Reinvested capital gains	23,282,960	22,189,642	667,285	424,168	3,439,449	2,342,284	44,077,475	24,651,354

Net increase (decrease) in contract owners’ equity resulting from operations	48,941,838	66,916,586	2,022,461	2,496,944	10,139,501	13,066,859	167,963,940	106,827,605

Equity transactions:
Purchase payments received from contract owners (note 4)	3,710,881	4,358,055	608,759	757,846	6,073,449	4,902,139	80,012,857	30,514,729
Transfers between funds	(2,874,278)	(717,213)	264,893	366,010	(1,012,722)	520,483	(35,744,238)	(11,164,255)
Redemptions (notes 2, 3, and 4)	(35,591,691)	(46,742,011)	(912,580)	(1,303,919)	(4,657,233)	(7,184,811)	(36,471,301)	(39,725,779)
Adjustments to maintain reserves	26	(16)	33	1	300	(336)	682	(973)

Net equity transactions	(34,755,062)	(43,101,185)	(38,895)	(180,062)	403,794	(1,762,525)	7,798,000	(20,376,278)

Net change in contract owners’ equity	14,186,776	23,815,401	1,983,566	2,316,882	10,543,295	11,304,334	175,761,940	86,451,327
Contract owners’ equity at beginning of period	408,157,120	384,341,719	13,652,092	11,335,210	71,180,640	59,876,306	426,854,619	340,403,292

Contract owners’ equity at end of period	$422,343,896	408,157,120	15,635,658	13,652,092	81,723,935	71,180,640	602,616,559	426,854,619

CHANGE IN UNITS:
Beginning units	20,113,617	22,418,899	694,267	707,650	3,255,605	3,356,498	10,118,386	10,652,368
Units purchased	785,085	1,022,265	85,970	96,957	411,224	373,317	3,102,838	1,898,725
Units redeemed	(2,491,487)	(3,327,547)	(90,047)	(110,340)	(417,462)	(474,210)	(3,080,555)	(2,432,707)

Ending units	18,407,215	20,113,617	690,190	694,267	3,249,367	3,255,605	10,140,669	10,118,386

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FGI2		FGP		FHIP		FIGBP2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,411,147	8,272,130	(5,654,076)	(4,168,574)	1,212,476	1,394,752	6,554,457	9,392,999
Realized gain (loss) on investments	880,094	1,230,094	31,571,724	31,640,192	(816,619)	(393,199)	2,431,547	(1,833,859)
Change in unrealized gain (loss) on investments	22,995,021	58,950,274	95,922,433	56,539,514	(107,392)	3,765,049	53,978,591	46,333,027
Reinvested capital gains	24,600,061	31,114,208	42,663,530	24,159,048	-	-	337,730	-

Net increase (decrease) in contract owners’ equity resulting from operations	51,886,323	99,566,706	164,503,611	108,170,180	288,465	4,766,602	63,302,325	53,892,167

Equity transactions:
Purchase payments received from contract owners (note 4)	79,200,094	111,327,713	2,545,670	3,255,207	278,090	555,725	99,115,438	132,763,863
Transfers between funds	2,969,829	27,321,875	(5,143,954)	(5,074,480)	(743,139)	(25,113)	40,553,320	11,953,340
Redemptions (notes 2, 3, and 4)	(18,581,583)	(14,420,418)	(34,547,196)	(39,481,277)	(2,965,155)	(4,488,734)	(49,584,847)	(44,651,860)
Adjustments to maintain reserves	93	5,141	8,899	490	431	(19)	(251)	139

Net equity transactions	63,588,433	124,234,311	(37,136,581)	(41,300,060)	(3,429,773)	(3,958,141)	90,083,660	100,065,482

Net change in contract owners’ equity	115,474,756	223,801,017	127,367,030	66,870,120	(3,141,308)	808,461	153,385,985	153,957,649
Contract owners’ equity at beginning of period	526,717,527	302,916,510	413,686,212	346,816,092	37,133,888	36,325,427	815,002,840	661,045,191

Contract owners’ equity at end of period	$642,192,283	526,717,527	541,053,242	413,686,212	33,992,580	37,133,888	968,388,825	815,002,840

CHANGE IN UNITS:
Beginning units	35,508,567	26,122,667	2,727,202	3,027,532	912,609	1,021,563	51,919,394	45,562,385
Units purchased	11,581,988	13,586,112	77,622	42,988	100,263	80,640	16,803,606	13,922,740
Units redeemed	(6,338,459)	(4,200,212)	(288,521)	(343,318)	(189,585)	(189,594)	(11,619,102)	(7,565,731)

Ending units	40,752,096	35,508,567	2,516,303	2,727,202	823,287	912,609	57,103,898	51,919,394

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FIGBS		FMC2		FMCS		FNRS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$122,587	185,413	(2,392,220)	(2,048,750)	(107,678)	(88,717)	389,979	115,141
Realized gain (loss) on investments	155,323	16,513	(5,258,998)	132,747	(475,616)	16,259	(16,024,519)	(5,619,277)
Change in unrealized gain (loss) on investments	827,564	795,511	45,398,980	19,921,547	2,733,253	1,429,815	(3,474,100)	10,378,292
Reinvested capital gains	5,425	-	-	27,098,459	-	1,844,366	-	42,282

Net increase (decrease) in contract owners’ equity resulting from operations	1,110,899	997,437	37,747,762	45,104,003	2,149,959	3,201,723	(19,108,640)	4,916,438

Equity transactions:
Purchase payments received from contract owners (note 4)	244,010	192,959	1,832,622	2,308,149	285,085	328,352	2,697,530	3,047,920
Transfers between funds	2,596,937	2,289,414	(12,420,468)	2,963,502	(1,076,206)	(438,821)	1,443,803	(1,379,579)
Redemptions (notes 2, 3, and 4)	(2,050,631)	(1,597,976)	(20,774,762)	(25,682,161)	(1,466,190)	(1,817,718)	(4,325,508)	(7,046,678)
Adjustments to maintain reserves	(339)	588	(115)	(651)	52	(12)	368	546

Net equity transactions	789,977	884,985	(31,362,723)	(20,411,161)	(2,257,259)	(1,928,199)	(183,807)	(5,377,791)

Net change in contract owners’ equity	1,900,876	1,882,422	6,385,039	24,692,842	(107,300)	1,273,524	(19,292,447)	(461,353)
Contract owners’ equity at beginning of period	14,031,105	12,148,683	235,370,533	210,677,691	16,601,354	15,327,830	61,199,263	61,660,616

Contract owners’ equity at end of period	$15,931,981	14,031,105	241,755,572	235,370,533	16,494,054	16,601,354	41,906,816	61,199,263

CHANGE IN UNITS:
Beginning units	884,903	827,555	5,073,669	5,517,742	763,210	857,905	4,651,695	5,084,672
Units purchased	266,597	223,214	707,153	657,473	31,539	23,514	2,771,297	836,577
Units redeemed	(219,469)	(165,866)	(1,289,462)	(1,101,546)	(143,616)	(118,209)	(2,595,066)	(1,269,554)

Ending units	932,031	884,903	4,491,360	5,073,669	651,133	763,210	4,827,926	4,651,695

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FO2		FOP		FRESS2		FVSS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,179,993)	(53,347)	(427,271)	185,981	42,539	10,330	(3,558)	8,454
Realized gain (loss) on investments	1,346,325	527,688	2,046,992	264,456	(434,576)	613,503	(176,123)	141,326
Change in unrealized gain (loss) on investments	11,914,755	17,367,722	4,608,547	9,153,417	(786,567)	616,391	114,317	535,939
Reinvested capital gains	394,022	3,542,648	223,482	1,802,471	346,315	119,367	183,590	370,679

Net increase (decrease) in contract owners’ equity resulting from operations	12,475,109	21,384,711	6,451,750	11,406,325	(832,289)	1,359,591	118,226	1,056,398

Equity transactions:
Purchase payments received from contract owners (note 4)	3,695,396	4,979,850	356,602	395,313	2,012,227	2,800,441	30,879	36,299
Transfers between funds	(5,448,641)	(5,116,469)	(1,153,638)	(574,556)	(1,620,875)	1,034,777	(175,456)	(106,393)
Redemptions (notes 2, 3, and 4)	(7,277,874)	(8,761,465)	(3,732,191)	(4,721,758)	(549,813)	(729,367)	(233,242)	(504,069)
Adjustments to maintain reserves	307	(1,005)	4,324	(562)	120	(111)	64	(104)

Net equity transactions	(9,030,812)	(8,899,089)	(4,524,903)	(4,901,563)	(158,341)	3,105,740	(377,755)	(574,267)

Net change in contract owners’ equity	3,444,297	12,485,622	1,926,847	6,504,762	(990,630)	4,465,331	(259,529)	482,131
Contract owners’ equity at beginning of period	97,608,720	85,123,098	52,253,815	45,749,053	9,190,357	4,725,026	3,882,954	3,400,823

Contract owners’ equity at end of period	$101,053,017	97,608,720	54,180,662	52,253,815	8,199,727	9,190,357	3,623,425	3,882,954

CHANGE IN UNITS:
Beginning units	3,623,703	3,960,462	1,360,073	1,502,540	666,837	412,769	130,997	152,249
Units purchased	411,609	512,929	23,533	23,245	296,197	864,013	11,356	17,775
Units redeemed	(731,295)	(849,688)	(148,873)	(165,712)	(318,659)	(609,945)	(27,727)	(39,027)

Ending units	3,304,017	3,623,703	1,234,733	1,360,073	644,375	666,837	114,626	130,997

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FVSS2		FTVDM2		FTVFA2		FTVGI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(16,000)	67	229,464	(40,416)	(66,897)	1,596,086	6,082,515	5,750,920
Realized gain (loss) on investments	79,333	289,174	505,950	131,287	(7,581,609)	(1,099,522)	(4,140,984)	(1,876,271)
Change in unrealized gain (loss) on investments	(51,309)	621,534	133,488	1,958,989	(7,827,403)	7,814,328	(8,446,562)	(3,306,061)
Reinvested capital gains	242,694	488,669	219,442	-	22,886,178	5,567,784	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	254,718	1,399,444	1,088,344	2,049,860	7,410,269	13,878,676	(6,505,031)	568,588

Equity transactions:
Purchase payments received from contract owners (note 4)	55,612	96,782	76,314	81,300	3,082,153	3,133,185	1,970,134	1,864,745
Transfers between funds	(31,179)	(65,388)	(969,992)	(292,128)	(5,132,409)	(1,514,091)	(4,573,274)	(3,481,159)
Redemptions (notes 2, 3, and 4)	(442,903)	(920,819)	(710,236)	(816,812)	(6,913,986)	(8,166,311)	(8,373,534)	(9,259,359)
Adjustments to maintain reserves	(250)	(42)	151	(195)	51	164	832	(50)

Net equity transactions	(418,720)	(889,467)	(1,603,763)	(1,027,835)	(8,964,191)	(6,547,053)	(10,975,842)	(10,875,823)

Net change in contract owners’ equity	(164,002)	509,977	(515,419)	1,022,025	(1,553,922)	7,331,623	(17,480,873)	(10,307,235)
Contract owners’ equity at beginning of period	5,213,386	4,703,409	9,772,585	8,750,560	86,937,569	79,605,946	99,297,262	109,604,497

Contract owners’ equity at end of period	$5,049,384	5,213,386	9,257,166	9,772,585	85,383,647	86,937,569	81,816,389	99,297,262

CHANGE IN UNITS:
Beginning units	126,904	151,463	795,837	889,456	5,922,543	6,404,078	10,542,396	11,681,077
Units purchased	7,592	7,398	48,613	84,418	635,283	414,497	985,446	830,317
Units redeemed	(19,130)	(31,957)	(192,023)	(178,037)	(1,267,716)	(896,032)	(2,229,270)	(1,968,998)

Ending units	115,366	126,904	652,427	795,837	5,290,110	5,922,543	9,298,572	10,542,396

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVIS2		FTVMD2		FTVRD2		FTVSI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$8,635,775	8,797,574	19,311	15,067	(58,667)	(73,670)	60,206	69,125
Realized gain (loss) on investments	(9,642,551)	418,114	(183,482)	(35,391)	890,222	1,876,192	1,677	(743)
Change in unrealized gain (loss) on investments	(4,330,879)	17,919,804	52,548	160,573	1,536,152	1,028,864	(8,872)	28,316
Reinvested capital gains	169,774	3,796,198	19,464	130,381	1,651,377	5,242,003	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,167,881)	30,931,690	(92,159)	270,630	4,019,084	8,073,389	53,011	96,698

Equity transactions:
Purchase payments received from contract owners (note 4)	6,797,487	7,134,017	27,673	131,769	663,579	142,778	12,424	-
Transfers between funds	(12,854,951)	(8,371,904)	(208,344)	(45,630)	(1,480,031)	(1,265,188)	119,120	263,985
Redemptions (notes 2, 3, and 4)	(17,871,532)	(20,732,607)	(248,850)	(58,088)	(5,406,750)	(3,756,813)	(9,105)	(26,401)
Adjustments to maintain reserves	294	21	(12)	4	(16)	53	12	(11)

Net equity transactions	(23,928,702)	(21,970,473)	(429,533)	28,055	(6,223,218)	(4,879,170)	122,451	237,573

Net change in contract owners’ equity	(29,096,583)	8,961,217	(521,692)	298,685	(2,204,134)	3,194,219	175,462	334,271
Contract owners’ equity at beginning of period	234,370,094	225,408,877	1,423,693	1,125,008	34,367,446	31,173,227	1,518,227	1,183,956

Contract owners’ equity at end of period	$205,273,511	234,370,094	902,001	1,423,693	32,163,312	34,367,446	1,693,689	1,518,227

CHANGE IN UNITS:
Beginning units	13,162,556	14,462,828	92,937	90,901	884,745	1,023,109	133,696	112,176
Units purchased	2,790,097	1,209,923	16,202	14,839	30,248	18,544	25,982	24,140
Units redeemed	(4,359,145)	(2,510,195)	(47,229)	(12,803)	(189,998)	(156,908)	(15,068)	(2,620)

Ending units	11,593,508	13,162,556	61,910	92,937	724,995	884,745	144,610	133,696

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	FTVSV2		TIF2		GVGMNS		GVMSAS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$62,815	(331,083)	462,140	65,863	(130,083)	(19,536)	11,611	28,628
Realized gain (loss) on investments	(8,019,412)	(6,881,550)	(1,726,209)	(1,312,523)	(9,595)	114,046	(6,493)	99
Change in unrealized gain (loss) on investments	8,027,291	11,151,631	745,350	3,849,551	199,596	498,807	83,033	18,113
Reinvested capital gains	4,481,966	12,970,972	-	288,506	140,736	437,634	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,552,660	16,909,970	(518,719)	2,891,397	200,654	1,030,951	88,151	46,840

Equity transactions:
Purchase payments received from contract owners (note 4)	360,534	439,586	201,465	120,907	86,449	101,290	392,502	339,886
Transfers between funds	1,334,463	(1,351,421)	923,747	742,839	(509,709)	(1,579,720)	31,405	834,670
Redemptions (notes 2, 3, and 4)	(7,957,814)	(8,868,280)	(2,504,789)	(3,085,813)	(358,359)	(812,029)	(177,577)	(27,188)
Adjustments to maintain reserves	(7)	(28)	373	(324)	94	(158)	41	(22)

Net equity transactions	(6,262,824)	(9,780,143)	(1,379,204)	(2,222,391)	(781,525)	(2,290,617)	246,371	1,147,346

Net change in contract owners’ equity	(1,710,164)	7,129,827	(1,897,923)	669,006	(580,871)	(1,259,666)	334,522	1,194,186
Contract owners’ equity at beginning of period	78,834,487	71,704,660	28,327,657	27,658,651	10,483,665	11,743,331	1,625,373	431,187

Contract owners’ equity at end of period	$77,124,323	78,834,487	26,429,734	28,327,657	9,902,794	10,483,665	1,959,895	1,625,373

CHANGE IN UNITS:
Beginning units	1,819,674	2,065,774	1,265,143	1,368,003	818,810	1,013,151	161,311	45,915
Units purchased	319,406	167,079	154,535	96,404	40,394	42,841	52,919	118,159
Units redeemed	(420,714)	(413,179)	(207,064)	(199,264)	(103,846)	(237,182)	(29,356)	(2,763)

Ending units	1,718,366	1,819,674	1,212,614	1,265,143	755,358	818,810	184,874	161,311

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVSSCS		RSRF		RVARS		ACEG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(2,036)	(1,784)	30	11	(46,747)	99,875	(74,161)	(67,260)
Realized gain (loss) on investments	(76,049)	(81,869)	(34)	(43)	289,738	86,467	231,865	163,904
Change in unrealized gain (loss) on investments	93,322	225,568	316	342	531,346	284,904	1,090,134	563,225
Reinvested capital gains	6,194	11,266	-	-	-	-	407,683	683,909

Net increase (decrease) in contract owners’ equity resulting from operations	21,431	153,181	312	310	774,337	471,246	1,655,521	1,343,778

Equity transactions:
Purchase payments received from contract owners (note 4)	28,251	39,328	-	-	78,463	86,385	99,060	14,648
Transfers between funds	(68,308)	(204,957)	377	657	35,743	(245,460)	265,090	(90,376)
Redemptions (notes 2, 3, and 4)	(12,930)	(169,368)	-	-	(1,025,216)	(1,066,594)	(531,783)	(556,007)
Adjustments to maintain reserves	41	5	(2)	2	306	(224)	224	(121)

Net equity transactions	(52,946)	(334,992)	375	659	(910,704)	(1,225,893)	(167,409)	(631,856)

Net change in contract owners’ equity	(31,515)	(181,811)	687	969	(136,367)	(754,647)	1,488,112	711,922
Contract owners’ equity at beginning of period	543,956	725,767	6,202	5,233	13,888,315	14,642,962	4,737,817	4,025,895

Contract owners’ equity at end of period	$512,441	543,956	6,889	6,202	13,751,948	13,888,315	6,225,929	4,737,817

CHANGE IN UNITS:
Beginning units	27,823	45,953	637	565	1,412,374	1,539,831	202,090	231,155
Units purchased	5,076	5,594	51	90	498,636	97,764	72,151	26,065
Units redeemed	(8,590)	(23,724)	(11)	(18)	(586,378)	(225,221)	(84,770)	(55,130)

Ending units	24,309	27,823	677	637	1,324,632	1,412,374	189,471	202,090

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	IVBRA1		IVMCC2		OVAG		OVAG2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$15,408	(918)	(164,906)	(210,144)	(158,608)	(145,240)	(147,708)	-
Realized gain (loss) on investments	(3,006)	(6,584)	(642,523)	(527,815)	59,769	245,559	566,470	-
Change in unrealized gain (loss) on investments	(2,822)	34,988	(797,148)	2,095,074	3,295,764	1,844,169	5,243,073	-
Reinvested capital gains	10,512	-	2,854,756	1,579,235	987,369	1,343,579	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,092	27,486	1,250,179	2,936,350	4,184,294	3,288,067	5,661,835	-

Equity transactions:
Purchase payments received from contract owners (note 4)	51,717	-	183,517	23,338	218,062	152,929	7,337	-
Transfers between funds	69	731	(1,014)	(2,887)	(638,773)	710,234	12,644,905	-
Redemptions (notes 2, 3, and 4)	(9,927)	(24,268)	(1,150,421)	(755,604)	(1,114,089)	(1,018,964)	(925,059)	-
Adjustments to maintain reserves	1	3	267	(308)	45	(93)	(193,218)	-

Net equity transactions	41,860	(23,534)	(967,651)	(735,461)	(1,534,755)	(155,894)	11,533,965	-

Net change in contract owners’ equity	61,952	3,952	282,528	2,200,889	2,649,539	3,132,173	17,195,800	-
Contract owners’ equity at beginning of period	201,364	197,412	15,003,231	12,802,342	12,110,594	8,978,421	-	-

Contract owners’ equity at end of period	$263,316	201,364	15,285,759	15,003,231	14,760,133	12,110,594	17,195,800	-

CHANGE IN UNITS:
Beginning units	15,517	17,442	923,919	968,161	815,351	831,417	-	-
Units purchased	3,755	58	124,849	72,379	68,245	138,718	1,454,361	-
Units redeemed	(792)	(1,983)	(169,968)	(116,621)	(168,080)	(154,784)	(280,335)	-

Ending units	18,480	15,517	878,800	923,919	715,516	815,351	1,174,026	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVB		OVGI		OVGIS		OVGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$305,098	324,766	21,050	(22,365)	(657,823)	(1,322,494)	(809,766)	(542,373)
Realized gain (loss) on investments	305,879	145,032	(296,627)	25,910	(87,790)	13,057,985	1,562,636	9,260,073
Change in unrealized gain (loss) on investments	673,017	780,631	425,649	1,103,086	4,591,120	5,536,661	25,844,807	5,981,307
Reinvested capital gains	-	-	1,052,285	1,822,125	16,499,165	29,929,637	4,601,117	18,480,518

Net increase (decrease) in contract owners’ equity resulting from operations	1,283,994	1,250,429	1,202,357	2,928,756	20,344,672	47,201,789	31,198,794	33,179,525

Equity transactions:
Purchase payments received from contract owners (note 4)	280,717	175,951	316,883	352,819	4,283,744	4,259,912	973,946	1,013,852
Transfers between funds	2,374,467	(173,694)	(451,853)	65,773	(14,548,227)	(3,146,731)	(3,772,389)	(3,242,625)
Redemptions (notes 2, 3, and 4)	(1,859,226)	(2,131,409)	(973,629)	(1,605,426)	(17,295,787)	(21,175,795)	(10,866,285)	(13,885,861)
Adjustments to maintain reserves	78	(8)	32	(105)	1,214	(255)	(77)	32

Net equity transactions	796,036	(2,129,160)	(1,108,567)	(1,186,939)	(27,559,056)	(20,062,869)	(13,664,805)	(16,114,602)

Net change in contract owners’ equity	2,080,030	(878,731)	93,790	1,741,817	(7,214,384)	27,138,920	17,533,989	17,064,923
Contract owners’ equity at beginning of period	15,402,935	16,281,666	11,737,375	9,995,558	188,963,813	161,824,893	133,230,682	116,165,759

Contract owners’ equity at end of period	$17,482,965	15,402,935	11,831,165	11,737,375	181,749,429	188,963,813	150,764,671	133,230,682

CHANGE IN UNITS:
Beginning units	696,890	792,366	512,894	569,239	5,494,477	6,094,730	1,606,006	1,827,157
Units purchased	142,422	27,494	49,247	41,011	449,138	730,785	26,972	25,866
Units redeemed	(125,504)	(122,970)	(102,390)	(97,356)	(1,226,977)	(1,331,038)	(188,658)	(247,017)

Ending units	713,808	696,890	459,751	512,894	4,716,638	5,494,477	1,444,320	1,606,006

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVGSS		OVIG		OVIGS		OVMS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(1,296,464)	(1,063,723)	6,957	9,063	(526,613)	(474,865)	175,766	213,609
Realized gain (loss) on investments	1,035,373	(635,655)	1,877	3,933	1,209,804	323,135	453,668	(88,918)
Change in unrealized gain (loss) on investments	24,055,564	13,483,731	265,888	282,821	9,690,848	10,222,603	1,752,022	2,977,265
Reinvested capital gains	4,280,138	18,439,810	20,852	78,188	759,632	2,694,175	542,875	374,032

Net increase (decrease) in contract owners’ equity resulting from operations	28,074,611	30,224,163	295,574	374,005	11,133,671	12,765,048	2,924,331	3,475,988

Equity transactions:
Purchase payments received from contract owners (note 4)	4,994,833	4,812,964	28,316	101,417	5,223,899	4,448,564	102,242	259,440
Transfers between funds	(11,153,015)	(3,479,061)	(144,693)	(17,173)	(6,590,724)	104,629	701,869	(238,619)
Redemptions (notes 2, 3, and 4)	(11,199,118)	(10,604,024)	(161,553)	(44,667)	(3,035,104)	(3,214,678)	(1,886,640)	(3,132,199)
Adjustments to maintain reserves	559	(16)	16	3	321	(360)	(33)	148

Net equity transactions	(17,356,741)	(9,270,137)	(277,914)	39,580	(4,401,608)	1,338,155	(1,082,562)	(3,111,230)

Net change in contract owners’ equity	10,717,870	20,954,026	17,660	413,585	6,732,063	14,103,203	1,841,769	364,758
Contract owners’ equity at beginning of period	126,494,146	105,540,120	1,722,366	1,308,781	61,577,746	47,474,543	23,247,612	22,882,854

Contract owners’ equity at end of period	$137,212,016	126,494,146	1,740,026	1,722,366	68,309,809	61,577,746	25,089,381	23,247,612

CHANGE IN UNITS:
Beginning units	2,963,169	3,193,358	124,703	121,300	5,652,376	5,495,598	618,103	706,855
Units purchased	175,409	489,662	9,729	16,324	871,867	1,094,375	37,474	8,556
Units redeemed	(581,537)	(719,851)	(30,194)	(12,921)	(1,265,647)	(937,597)	(67,970)	(97,308)

Ending units	2,557,041	2,963,169	104,238	124,703	5,258,596	5,652,376	587,607	618,103

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	OVSB		OVSBS		OVSC		OVSCS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$67,126	38,091	199,243	118,248	(31,574)	(61,329)	(1,121,143)	(1,517,736)
Realized gain (loss) on investments	(17,126)	(7,696)	(213,158)	(121,219)	(88,357)	(244,991)	(4,043,072)	(1,306,249)
Change in unrealized gain (loss) on investments	(29,481)	107,139	22,433	544,338	804,879	954,808	22,821,279	14,523,402
Reinvested capital gains	-	-	-	-	63,548	531,307	1,365,685	9,136,201

Net increase (decrease) in contract owners’ equity resulting from operations	20,519	137,534	8,518	541,367	748,496	1,179,795	19,022,749	20,835,618

Equity transactions:
Purchase payments received from contract owners (note 4)	43,814	95,229	9,209	41,922	82,041	170,919	4,706,038	4,228,781
Transfers between funds	(122,065)	216,963	(646,561)	(43,837)	(86,328)	(407,718)	(4,740,638)	1,041,515
Redemptions (notes 2, 3, and 4)	(82,805)	(178,075)	(649,612)	(930,178)	(392,046)	(1,267,711)	(7,464,958)	(9,030,954)
Adjustments to maintain reserves	39	(32)	166	(173)	59	(31)	(38,614)	36

Net equity transactions	(161,017)	134,085	(1,286,798)	(932,266)	(396,274)	(1,504,541)	(7,538,172)	(3,760,622)

Net change in contract owners’ equity	(140,498)	271,619	(1,278,280)	(390,899)	352,222	(324,746)	11,484,577	17,074,996
Contract owners’ equity at beginning of period	1,696,709	1,425,090	5,970,544	6,361,443	5,101,238	5,425,984	102,535,833	85,460,837

Contract owners’ equity at end of period	$1,556,211	1,696,709	4,692,264	5,970,544	5,453,460	5,101,238	114,020,410	102,535,833

CHANGE IN UNITS:
Beginning units	152,056	139,910	550,096	639,787	221,936	294,895	2,265,629	2,344,905
Units purchased	9,950	31,913	24,336	30,231	48,201	16,690	536,662	298,240
Units redeemed	(25,377)	(19,767)	(147,883)	(119,922)	(69,647)	(89,649)	(661,685)	(377,516)

Ending units	136,629	152,056	426,549	550,096	200,490	221,936	2,140,606	2,265,629

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRASP		WRENG		WRHIP		WRMCG
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$367,147	545,123	635	(24)	3,570,480	3,908,145	(2,200,444)	(1,784,952)
Realized gain (loss) on investments	(4,566,119)	(9,101,876)	(35,366)	(489)	(1,705,862)	270,893	7,631,430	4,210,081
Change in unrealized gain (loss) on investments	17,109,228	29,568,535	5,269	237	102,078	2,905,154	42,291,200	12,048,222
Reinvested capital gains	2,270,084	5,896,850	-	-	-	-	9,533,362	17,779,311

Net increase (decrease) in contract owners’ equity resulting from operations	15,180,340	26,908,632	(29,462)	(276)	1,966,696	7,084,192	57,255,548	32,252,662

Equity transactions:
Purchase payments received from contract owners (note 4)	1,349,260	1,843,172	-	7,405	768,664	981,568	26,864,373	12,040,686
Transfers between funds	(7,546,461)	(7,931,893)	72,534	1,391	(5,945,460)	(6,679,649)	(5,835,398)	3,740,928
Redemptions (notes 2, 3, and 4)	(14,649,051)	(12,631,736)	(271)	(999)	(5,831,060)	(7,467,747)	(10,095,898)	(8,600,270)
Adjustments to maintain reserves	287	371	(4)	(3)	448	(516)	(138)	64

Net equity transactions	(20,845,965)	(18,720,086)	72,259	7,794	(11,007,408)	(13,166,344)	10,932,939	7,181,408

Net change in contract owners’ equity	(5,665,625)	8,188,546	42,797	7,518	(9,040,712)	(6,082,152)	68,188,487	39,434,070
Contract owners’ equity at beginning of period	151,810,415	143,621,869	9,861	2,343	73,073,611	79,155,763	128,785,824	89,351,754

Contract owners’ equity at end of period	$146,144,790	151,810,415	52,658	9,861	64,032,899	73,073,611	196,974,311	128,785,824

CHANGE IN UNITS:
Beginning units	8,769,928	9,932,830	1,519	372	5,342,452	6,336,517	5,847,898	5,510,204
Units purchased	256,130	234,010	25,512	1,301	313,401	538,582	2,317,035	2,383,800
Units redeemed	(1,490,630)	(1,396,912)	(14,079)	(154)	(1,167,696)	(1,532,647)	(2,079,687)	(2,046,106)

Ending units	7,535,428	8,769,928	12,952	1,519	4,488,157	5,342,452	6,085,246	5,847,898

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRPAP		WRPCP		WRPMAP		WRPMAV
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$85	533	25,696	21,589	490,386	1,051,536	46,103	136,298
Realized gain (loss) on investments	(13)	(809)	(25,069)	6,255	(3,252,231)	(1,314,170)	7,031	(43,052)
Change in unrealized gain (loss) on investments	205	1,648	198,896	77,498	2,377,373	4,530,873	(158,979)	620,476
Reinvested capital gains	1,245	1,981	126,453	66,515	4,538,221	4,189,120	474,065	507,353

Net increase (decrease) in contract owners’ equity resulting from operations	1,522	3,353	325,976	171,857	4,153,749	8,457,359	368,220	1,221,075

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	-	-	1,075,363	715,612	150	151,800
Transfers between funds	101	(13,372)	1,875,608	1,301,233	(1,769,106)	(1,136,978)	910	(3,167)
Redemptions (notes 2, 3, and 4)	-	-	(541,764)	(1,649,787)	(9,793,058)	(8,881,496)	(1,152,628)	(3,428,075)
Adjustments to maintain reserves	(1)	(9)	(28)	3	23	4	(5)	-

Net equity transactions	100	(13,381)	1,333,816	(348,551)	(10,486,778)	(9,302,858)	(1,151,573)	(3,279,442)

Net change in contract owners’ equity	1,622	(10,028)	1,659,792	(176,694)	(6,333,029)	(845,499)	(783,353)	(2,058,367)
Contract owners’ equity at beginning of period	9,996	20,024	1,109,891	1,286,585	42,643,759	43,489,258	5,519,034	7,577,401

Contract owners’ equity at end of period	$11,618	9,996	2,769,683	1,109,891	36,310,730	42,643,759	4,735,681	5,519,034

CHANGE IN UNITS:
Beginning units	567	1,382	64,536	85,500	1,964,771	2,422,804	376,811	614,350
Units purchased	6	8	110,688	79,101	81,894	36,363	1,239	11,310
Units redeemed	-	(823)	(31,709)	(100,065)	(587,545)	(494,396)	(81,847)	(248,849)

Ending units	573	567	143,515	64,536	1,459,120	1,964,771	296,203	376,811

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRPMCP		WRPMCV		WRPMMV		WRPMP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$72,438	96,857	16,923	21,636	37,415	71,271	277,227	516,479
Realized gain (loss) on investments	(73,491)	(47,956)	(27,652)	382	34,959	31,444	(960,526)	(582,073)
Change in unrealized gain (loss) on investments	181,502	378,811	11,174	130,238	(36,460)	456,762	853,926	2,146,174
Reinvested capital gains	440,615	324,288	99,825	76,704	328,787	240,599	2,123,320	1,885,863

Net increase (decrease) in contract owners’ equity resulting from operations	621,064	752,000	100,270	228,960	364,701	800,076	2,293,947	3,966,443

Equity transactions:
Purchase payments received from contract owners (note 4)	-	21,300	10,000	-	-	111,910	14,600	74,760
Transfers between funds	(162)	78	(121,727)	6,188	(93,506)	(90,775)	(164,771)	(157,784)
Redemptions (notes 2, 3, and 4)	(428,664)	(328,605)	(453,984)	(71,757)	(512,043)	(976,595)	(4,080,394)	(5,033,405)
Adjustments to maintain reserves	(23)	(13)	2	(15)	5	(7)	(56,962)	(23)

Net equity transactions	(428,849)	(307,240)	(565,709)	(65,584)	(605,544)	(955,467)	(4,287,527)	(5,116,452)

Net change in contract owners’ equity	192,215	444,760	(465,439)	163,376	(240,843)	(155,391)	(1,993,580)	(1,150,009)
Contract owners’ equity at beginning of period	5,153,543	4,708,783	1,782,768	1,619,392	5,004,356	5,159,747	21,895,578	23,045,587

Contract owners’ equity at end of period	$5,345,758	5,153,543	1,317,329	1,782,768	4,763,513	5,004,356	19,901,998	21,895,578

CHANGE IN UNITS:
Beginning units	275,259	292,690	132,892	138,108	355,682	427,741	1,090,124	1,360,385
Units purchased	13	1,239	1,034	504	251	8,211	3,408	11,191
Units redeemed	(22,727)	(18,670)	(43,908)	(5,720)	(43,742)	(80,270)	(220,820)	(281,452)

Ending units	252,545	275,259	90,018	132,892	312,191	355,682	872,712	1,090,124

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JPICB2		JPMMV1		JABS		JACAS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,301	(1,339)	14,172	34,399	28,692	44,938	(1,814,759)	(1,936,068)
Realized gain (loss) on investments	14,009	2	(386,443)	118,786	427,770	645,292	6,413,198	1,789,884
Change in unrealized gain (loss) on investments	340,235	(2,261)	(583,347)	1,561,087	564,318	926,686	29,872,031	28,255,755
Reinvested capital gains	-	-	552,718	762,979	139,006	277,055	11,065,723	11,323,419

Net increase (decrease) in contract owners’ equity resulting from operations	356,545	(3,598)	(402,900)	2,477,251	1,159,786	1,893,971	45,536,193	39,432,990

Equity transactions:
Purchase payments received from contract owners (note 4)	13,944,823	1,291,910	129,599	158,614	25,727	82,433	608,677	1,252,423
Transfers between funds	2,291,413	25,410	(916,834)	(446,346)	44,340	(45,485)	(12,786,627)	(5,520,557)
Redemptions (notes 2, 3, and 4)	(270,029)	(839)	(786,593)	(1,407,157)	(913,440)	(1,711,649)	(14,139,920)	(13,883,996)
Adjustments to maintain reserves	16	5	95	(40)	112	(50)	402	(119)

Net equity transactions	15,966,223	1,316,486	(1,573,733)	(1,694,929)	(843,261)	(1,674,751)	(26,317,468)	(18,152,249)

Net change in contract owners’ equity	16,322,768	1,312,888	(1,976,633)	782,322	316,525	219,220	19,218,725	21,280,741
Contract owners’ equity at beginning of period	1,312,888	-	11,261,759	10,479,437	9,799,803	9,580,583	138,668,223	117,387,482

Contract owners’ equity at end of period	$17,635,656	1,312,888	9,285,126	11,261,759	10,116,328	9,799,803	157,886,948	138,668,223

CHANGE IN UNITS:
Beginning units	131,850	-	332,614	387,327	313,524	395,535	3,296,707	3,720,030
Units purchased	1,622,252	131,934	9,347	15,773	14,533	21,451	270,847	347,517
Units redeemed	(86,338)	(84)	(64,999)	(70,486)	(54,357)	(103,462)	(817,341)	(770,840)

Ending units	1,667,764	131,850	276,962	332,614	273,700	313,524	2,750,213	3,296,707

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	JAFBS		JAGTS		JAIGS		JAMGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$702,888	875,472	(3,051,450)	(1,736,316)	(83,145)	125,703	(8,826)	(8,366)
Realized gain (loss) on investments	307,619	(189,654)	19,133,585	9,718,366	(1,425,501)	(1,752,298)	7,303	119,527
Change in unrealized gain (loss) on investments	4,742,566	3,935,450	45,789,129	33,319,039	5,767,855	9,455,308	170,784	359,970
Reinvested capital gains	-	-	18,176,029	9,940,454	-	-	161,114	130,202

Net increase (decrease) in contract owners’ equity resulting from operations	5,753,073	4,621,268	80,047,293	51,241,543	4,259,209	7,828,713	330,375	601,333

Equity transactions:
Purchase payments received from contract owners (note 4)	10,896,970	6,332,029	26,624,992	11,924,218	462,362	859,879	303,132	169,763
Transfers between funds	11,066,732	(3,047,781)	(11,804,159)	1,670,886	(1,949,031)	(1,238,914)	(298,124)	(436,341)
Redemptions (notes 2, 3, and 4)	(4,722,091)	(4,899,163)	(14,457,308)	(12,563,380)	(3,442,422)	(4,154,154)	(89,364)	(82,461)
Adjustments to maintain reserves	261	(258)	472	(350)	451	(584)	3	(21)

Net equity transactions	17,241,872	(1,615,173)	363,997	1,031,374	(4,928,640)	(4,533,773)	(84,353)	(349,060)

Net change in contract owners’ equity	22,994,945	3,006,095	80,411,290	52,272,917	(669,431)	3,294,940	246,022	252,273
Contract owners’ equity at beginning of period	67,174,628	64,168,533	175,262,457	122,989,540	36,754,437	33,459,497	2,053,042	1,800,769

Contract owners’ equity at end of period	$90,169,573	67,174,628	255,673,747	175,262,457	36,085,006	36,754,437	2,299,064	2,053,042

CHANGE IN UNITS:
Beginning units	6,400,630	6,585,369	6,662,451	6,599,469	1,702,037	1,925,759	77,654	91,628
Units purchased	3,338,426	1,366,207	3,240,228	1,905,843	82,825	93,569	32,960	14,709
Units redeemed	(1,836,644)	(1,550,946)	(3,210,487)	(1,842,861)	(314,262)	(317,291)	(36,926)	(28,683)

Ending units	7,902,412	6,400,630	6,692,192	6,662,451	1,470,600	1,702,037	73,688	77,654

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	LZREMS		LOVSDC		LOVTRC		MNCPS2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$391,682	(307,059)	18,134	1,865	679,437	686,598	(186)	396
Realized gain (loss) on investments	84,703	1,013,804	4,712	3	147,808	(145,115)	803	(50)
Change in unrealized gain (loss) on investments	(1,870,838)	5,913,644	(1,110)	236	1,010,463	2,429,740	58,501	3,665
Reinvested capital gains	-	-	-	-	1,137,197	-	2,321	7,170

Net increase (decrease) in contract owners’ equity resulting from operations	(1,394,453)	6,620,389	21,736	2,104	2,974,905	2,971,223	61,439	11,181

Equity transactions:
Purchase payments received from contract owners (note 4)	2,971,719	3,218,402	307,447	223,978	9,580,549	10,002,199	8,322	-
Transfers between funds	(1,027,999)	(4,392,514)	213,974	(188)	3,126,297	1,946,235	114,381	40,526
Redemptions (notes 2, 3, and 4)	(1,871,228)	(2,786,834)	(4,937)	-	(4,106,616)	(2,526,557)	(5,395)	(8,149)
Adjustments to maintain reserves	175	(54)	(16)	3	190	(206)	-	(5)

Net equity transactions	72,667	(3,961,000)	516,468	223,793	8,600,420	9,421,671	117,308	32,372

Net change in contract owners’ equity	(1,321,786)	2,659,389	538,204	225,897	11,575,325	12,392,894	178,747	43,553
Contract owners’ equity at beginning of period	45,265,948	42,606,559	259,230	33,333	51,206,073	38,813,179	85,441	41,888

Contract owners’ equity at end of period	$43,944,162	45,265,948	797,434	259,230	62,781,398	51,206,073	264,188	85,441

CHANGE IN UNITS:
Beginning units	4,475,407	4,904,233	24,509	3,299	4,806,220	3,894,839	7,458	4,444
Units purchased	788,400	610,791	78,384	21,228	1,856,957	1,853,655	10,459	4,895
Units redeemed	(808,645)	(1,039,617)	(28,394)	(18)	(1,104,912)	(942,274)	(685)	(1,881)

Ending units	4,455,162	4,475,407	74,499	24,509	5,558,265	4,806,220	17,232	7,458

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	M2IGSS		MNDSC		MV2RIS		MV3MVS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(82,332)	(73,657)	(1,029,855)	(807,203)	(673)	-	(8,858)	-
Realized gain (loss) on investments	320,172	178,383	897,581	1,536,946	596	-	259,846	-
Change in unrealized gain (loss) on investments	334,654	1,364,961	19,781,130	5,024,982	119,367	-	195,801	-
Reinvested capital gains	616,125	504,007	7,137,846	10,070,543	6,887	-	25,208	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,188,619	1,973,694	26,786,702	15,825,268	126,177	-	471,997	-

Equity transactions:
Purchase payments received from contract owners (note 4)	21,364	35,807	14,625,885	6,666,931	968,838	-	2,896,727	-
Transfers between funds	(646,084)	198,072	(13,517,883)	10,310,133	918,063	-	784,452	-
Redemptions (notes 2, 3, and 4)	(605,590)	(804,224)	(3,952,706)	(3,174,303)	(3,236)	-	(26,708)	-
Adjustments to maintain reserves	40	(102)	558	(590)	(33)	-	(6)	-

Net equity transactions	(1,230,270)	(570,447)	(2,844,146)	13,802,171	1,883,632	-	3,654,465	-

Net change in contract owners’ equity	(41,651)	1,403,247	23,942,556	29,627,439	2,009,809	-	4,126,462	-
Contract owners’ equity at beginning of period	6,823,648	5,420,401	67,089,712	37,462,273	-	-	-	-

Contract owners’ equity at end of period	$6,781,997	6,823,648	91,032,268	67,089,712	2,009,809	-	4,126,462	-

CHANGE IN UNITS:
Beginning units	391,705	427,471	3,012,031	2,337,791	-	-	-	-
Units purchased	13,958	45,130	1,104,863	1,377,116	151,488	-	503,584	-
Units redeemed	(81,988)	(80,896)	(1,281,789)	(702,876)	(429)	-	(199,797)	-

Ending units	323,675	391,705	2,835,105	3,012,031	151,059	-	303,787	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MVFSC		MVIGSC		MVIVSC		MVRBSS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(583,277)	1,237,163	825	(2,307)	(2,118,924)	(218,124)	53	-
Realized gain (loss) on investments	15,564,755	22,306,709	61,725	(71,288)	14,611,955	11,947,954	-	-
Change in unrealized gain (loss) on investments	(21,259,502)	48,996,359	1,390,774	143,263	30,766,651	39,939,427	1,535	-
Reinvested capital gains	15,780,598	16,506,174	95,218	73,166	5,890,827	8,743,532	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,502,574	89,046,405	1,548,542	142,834	49,150,509	60,412,789	1,588	-

Equity transactions:
Purchase payments received from contract owners (note 4)	12,212,208	12,745,448	8,956,336	1,099,271	16,002,955	14,537,403	296,420	-
Transfers between funds	4,069,424	(18,162,451)	1,075,889	1,027,150	(26,572,505)	(8,476,016)	97	-
Redemptions (notes 2, 3, and 4)	(29,302,356)	(39,061,512)	(143,224)	(7,883)	(22,926,798)	(23,623,162)	-	-
Adjustments to maintain reserves	(39)	(22)	(4)	(10)	872	(112)	(8)	-

Net equity transactions	(13,020,763)	(44,478,537)	9,888,997	2,118,528	(33,495,476)	(17,561,887)	296,509	-

Net change in contract owners’ equity	(3,518,189)	44,567,868	11,437,539	2,261,362	15,655,033	42,850,902	298,097	-
Contract owners’ equity at beginning of period	384,089,148	339,521,280	2,261,362	-	301,524,001	258,673,099	-	-

Contract owners’ equity at end of period	$380,570,959	384,089,148	13,698,901	2,261,362	317,179,034	301,524,001	298,097	-

CHANGE IN UNITS:
Beginning units	10,092,360	11,370,541	208,542	-	13,810,529	14,677,349	-	-
Units purchased	1,482,951	950,608	1,106,997	210,688	1,421,536	1,689,587	28,447	-
Units redeemed	(1,738,129)	(2,228,789)	(207,223)	(2,146)	(2,990,825)	(2,556,407)	-	-

Ending units	9,837,182	10,092,360	1,108,316	208,542	12,241,240	13,810,529	28,447	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MVUSC		MGRFV		MSEM		MSEMB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,785	6,463	(25)	50	37,043	53,510	18,093	24,528
Realized gain (loss) on investments	1,941	(584)	5	16	11,686	16,430	(15,707)	(5,503)
Change in unrealized gain (loss) on investments	1,679	35,777	429	(104)	(1,122)	90,421	13,365	50,369
Reinvested capital gains	5,774	597	16	293	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,179	42,253	425	255	47,607	160,361	15,751	69,394

Equity transactions:
Purchase payments received from contract owners (note 4)	114	21,497	-	7,405	-	-	1	-
Transfers between funds	3,925	(3,371)	-	-	(15,452)	(7,023)	(8,661)	(17,327)
Redemptions (notes 2, 3, and 4)	(5,150)	(15,726)	(684)	(1,090)	(135,391)	(150,100)	(59,002)	(22,162)
Adjustments to maintain reserves	19	(4)	(6)	2	80	(171)	64	(13)

Net equity transactions	(1,092)	2,396	(690)	6,317	(150,763)	(157,294)	(67,598)	(39,502)

Net change in contract owners’ equity	12,087	44,649	(265)	6,572	(103,156)	3,067	(51,847)	29,892
Contract owners’ equity at beginning of period	218,369	173,720	6,572	-	1,309,121	1,306,054	575,441	545,549

Contract owners’ equity at end of period	$230,456	218,369	6,307	6,572	1,205,965	1,309,121	523,594	575,441

CHANGE IN UNITS:
Beginning units	13,924	13,773	575	-	42,170	47,440	33,426	36,142
Units purchased	1,614	2,243	-	673	-	-	490	707
Units redeemed	(1,555)	(2,092)	(59)	(98)	(4,837)	(5,270)	(5,058)	(3,423)

Ending units	13,983	13,924	516	575	37,333	42,170	28,858	33,426

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MSGI2		MSVF2		MSVFI		MSVRE
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(20,487)	120,184	125,453	236,703	35,879	80,456	183	78
Realized gain (loss) on investments	(227,510)	33,076	321,007	101,484	(19,255)	145,967	437	1,073
Change in unrealized gain (loss) on investments	(427,630)	2,064,805	21,281	505,217	19,638	37,185	(4,490)	1,093
Reinvested capital gains	180,156	569,931	110,047	-	25,834	-	382	698

Net increase (decrease) in contract owners’ equity resulting from operations	(495,471)	2,787,996	577,788	843,404	62,096	263,608	(3,488)	2,942

Equity transactions:
Purchase payments received from contract owners (note 4)	768,705	683,130	81,060	46,328	4,059	5,787	646	1,166
Transfers between funds	(944,976)	(407,403)	136,722	1,065,040	615,010	1,179,426	5	(110)
Redemptions (notes 2, 3, and 4)	(778,454)	(1,009,266)	(1,523,069)	(807,800)	(1,058,974)	(1,344,722)	(2,053)	(2,539)
Adjustments to maintain reserves	298	(186)	142	(104)	194	4	62	10

Net equity transactions	(954,427)	(733,725)	(1,305,145)	303,464	(439,711)	(159,505)	(1,340)	(1,473)

Net change in contract owners’ equity	(1,449,898)	2,054,271	(727,357)	1,146,868	(377,615)	104,103	(4,828)	1,469
Contract owners’ equity at beginning of period	13,205,984	11,151,713	10,548,017	9,401,149	2,737,020	2,632,917	19,204	17,735

Contract owners’ equity at end of period	$11,756,086	13,205,984	9,820,660	10,548,017	2,359,405	2,737,020	14,376	19,204

CHANGE IN UNITS:
Beginning units	1,125,057	1,195,515	714,861	694,470	181,090	190,500	-	-
Units purchased	144,952	254,809	211,783	139,530	114,907	199,658	-	-
Units redeemed	(245,680)	(325,267)	(300,195)	(119,139)	(149,577)	(209,068)	-	-

Ending units	1,024,329	1,125,057	626,449	714,861	146,420	181,090	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MSVREB		VKVGR2		DTRTFB		EIF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$15	6	9,384	5,819	93,675	163,109	59,862	55,536
Realized gain (loss) on investments	37	154	(17,918)	1,397	(102,653)	26,958	(39,797)	(30,301)
Change in unrealized gain (loss) on investments	(410)	82	(50,559)	32,086	(154,308)	103,335	13,091	720,030
Reinvested capital gains	34	76	5,725	18,368	-	-	198,620	146,201

Net increase (decrease) in contract owners’ equity resulting from operations	(324)	318	(53,368)	57,670	(163,286)	293,402	231,776	891,466

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	2,505	-	2,597,713	1,487,721	250,341	784,144
Transfers between funds	-	-	(13,960)	(17,885)	241,357	3,869,032	332,783	67,828
Redemptions (notes 2, 3, and 4)	(405)	(529)	(1,774)	(56,234)	(754,134)	(216,231)	(228,486)	(557,835)
Adjustments to maintain reserves	(38)	3	9	(15)	30	(47)	8	(16)

Net equity transactions	(443)	(526)	(13,220)	(74,134)	2,084,966	5,140,475	354,646	294,121

Net change in contract owners’ equity	(767)	(208)	(66,588)	(16,464)	1,921,680	5,433,877	586,422	1,185,587
Contract owners’ equity at beginning of period	1,746	1,954	341,682	358,146	8,739,047	3,305,170	4,386,568	3,200,981

Contract owners’ equity at end of period	$979	1,746	275,094	341,682	10,660,727	8,739,047	4,972,990	4,386,568

CHANGE IN UNITS:
Beginning units	-	-	28,285	34,671	825,933	327,763	224,130	207,195
Units purchased	-	-	3,740	1,656	1,987,858	573,492	47,624	55,456
Units redeemed	-	-	(4,948)	(8,042)	(1,828,829)	(75,322)	(25,348)	(38,521)

Ending units	-	-	27,077	28,285	984,962	825,933	246,406	224,130

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	EIF2		GBF		GBF2		GEM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$634,108	803,645	1,223,800	1,352,093	2,754	-	47,198	91,008
Realized gain (loss) on investments	10,781,073	6,796,829	3,392,985	(1,752,774)	(2,807)	-	97,223	131,937
Change in unrealized gain (loss) on investments	(11,682,135)	43,237,510	4,232,153	8,743,038	(3,075)	-	597,686	1,338,309
Reinvested capital gains	14,195,894	11,573,711	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,928,940	62,411,695	8,848,938	8,342,357	(3,128)	-	742,107	1,561,254

Equity transactions:
Purchase payments received from contract owners (note 4)	41,422,281	54,818,300	9,807,506	7,994,738	492,182	-	178,169	293,943
Transfers between funds	1,741,064	2,609,524	18,325,476	(19,158,184)	(238,578)	-	(384,145)	(155,597)
Redemptions (notes 2, 3, and 4)	(18,568,656)	(19,018,448)	(22,433,912)	(20,792,907)	-	-	(892,278)	(846,039)
Adjustments to maintain reserves	(137)	90	1,144	121	(2)	-	95	(686)

Net equity transactions	24,594,552	38,409,466	5,700,214	(31,956,232)	253,602	-	(1,098,159)	(708,379)

Net change in contract owners’ equity	38,523,492	100,821,161	14,549,152	(23,613,875)	250,474	-	(356,052)	852,875
Contract owners’ equity at beginning of period	327,417,277	226,596,116	171,556,840	195,170,715	-	-	8,807,745	7,954,870

Contract owners’ equity at end of period	$365,940,769	327,417,277	186,105,992	171,556,840	250,474	-	8,451,693	8,807,745

CHANGE IN UNITS:
Beginning units	9,239,208	8,038,252	9,956,482	12,354,850	-	-	374,687	400,658
Units purchased	2,427,955	2,429,342	6,163,383	3,451,796	53,215	-	33,835	66,444
Units redeemed	(1,569,275)	(1,228,386)	(5,895,877)	(5,850,164)	(28,163)	-	(88,434)	(92,415)

Ending units	10,097,888	9,239,208	10,223,988	9,956,482	25,052	-	320,088	374,687

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GEM2		GIG		GVAAA2		GVABD2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$52,357	305,314	(10,968)	175,445	694,248	8,846,720	21,864,155	14,904,337
Realized gain (loss) on investments	407,354	288,774	(128,853)	(40,710)	222,903,220	239,173,773	45,870,426	16,390,010
Change in unrealized gain (loss) on investments	4,713,306	9,173,147	865,278	1,593,391	(60,999,522)	430,187,040	186,908,142	185,482,176
Reinvested capital gains	-	-	-	645,702	498,633,165	436,261,026	2,315,176	10,825,818

Net increase (decrease) in contract owners’ equity resulting from operations	5,173,017	9,767,235	725,457	2,373,828	661,231,111	1,114,468,559	256,957,899	227,602,341

Equity transactions:
Purchase payments received from contract owners (note 4)	1,952,262	2,029,528	76,445	241,568	275,348,778	379,191,548	229,094,975	427,959,519
Transfers between funds	(2,830,540)	(1,217,513)	(110,236)	(751,559)	(87,392,129)	(8,284,771)	79,920,426	(73,636,390)
Redemptions (notes 2, 3, and 4)	(4,155,256)	(4,605,580)	(1,060,415)	(2,067,816)	(565,670,155)	(706,011,519)	(242,389,312)	(251,774,918)
Adjustments to maintain reserves	531	(477)	(94)	273	39,221	1,919	31,323	61

Net equity transactions	(5,033,003)	(3,794,042)	(1,094,300)	(2,577,534)	(377,674,285)	(335,102,823)	66,657,412	102,548,272

Net change in contract owners’ equity	140,014	5,973,193	(368,843)	(203,706)	283,556,826	779,365,736	323,615,311	330,150,613
Contract owners’ equity at beginning of period	54,948,740	48,975,547	14,286,262	14,489,968	6,766,390,151	5,987,024,415	3,362,105,160	3,031,954,547

Contract owners’ equity at end of period	$55,088,754	54,948,740	13,917,419	14,286,262	7,049,946,977	6,766,390,151	3,685,720,471	3,362,105,160

CHANGE IN UNITS:
Beginning units	1,580,746	1,701,880	887,888	1,056,569	344,268,967	363,160,318	271,821,075	264,067,144
Units purchased	200,414	208,285	28,969	25,345	26,595,330	33,062,711	60,262,047	50,899,640
Units redeemed	(354,562)	(329,419)	(104,090)	(194,026)	(46,217,017)	(51,954,062)	(55,680,592)	(43,145,709)

Ending units	1,426,598	1,580,746	812,767	887,888	324,647,280	344,268,967	276,402,530	271,821,075

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVAGG2		GVAGI2		GVAGR2		GVDMA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(3,184,082)	(2,951,738)	6,845,094	(4,501,197)	(6,003,352)	(7,106,312)	(7,811,333)	3,498,047
Realized gain (loss) on investments	17,116,010	11,151,511	161,179,276	68,482,858	42,948,641	22,212,277	28,809,588	27,759,548
Change in unrealized gain (loss) on investments	58,690,051	57,377,842	(85,963,665)	333,113,418	210,967,286	45,928,624	2,394,781	28,438,358
Reinvested capital gains	24,407,987	28,599,372	355,573,867	301,949,354	68,397,790	84,344,657	38,732,561	63,771,904

Net increase (decrease) in contract owners’ equity resulting from operations	97,029,966	94,176,987	437,634,572	699,044,433	316,310,365	145,379,246	62,125,597	123,467,857

Equity transactions:
Purchase payments received from contract owners (note 4)	32,513,069	23,234,152	252,518,286	360,938,121	112,455,631	47,428,561	15,243,211	9,018,225
Transfers between funds	(39,305,329)	(3,558,361)	(167,622,547)	9,436,526	(48,903,324)	(14,490,876)	(14,061,664)	(23,413,591)
Redemptions (notes 2, 3, and 4)	(29,583,442)	(26,834,642)	(255,805,888)	(269,379,536)	(56,385,982)	(51,020,328)	(62,973,987)	(84,303,078)
Adjustments to maintain reserves	23	(138)	50,017	1,301	1,027	136	(49,778)	50,058

Net equity transactions	(36,375,679)	(7,158,989)	(170,860,132)	100,996,412	7,167,352	(18,082,507)	(61,842,218)	(98,648,386)

Net change in contract owners’ equity	60,654,287	87,017,998	266,774,440	800,040,845	323,477,717	127,296,739	283,379	24,819,471
Contract owners’ equity at beginning of period	374,175,719	287,157,721	3,652,973,258	2,852,932,413	643,490,229	516,193,490	680,458,997	655,639,526

Contract owners’ equity at end of period	$434,830,006	374,175,719	3,919,747,698	3,652,973,258	966,967,946	643,490,229	680,742,376	680,458,997

CHANGE IN UNITS:
Beginning units	15,592,346	15,904,781	175,046,931	169,771,107	24,941,956	25,709,376	23,851,697	27,509,783
Units purchased	2,134,105	2,338,267	29,006,847	29,714,824	7,348,848	3,435,384	957,576	449,389
Units redeemed	(3,607,586)	(2,650,702)	(35,812,109)	(24,439,000)	(7,219,774)	(4,202,804)	(3,146,644)	(4,107,475)

Ending units	14,118,865	15,592,346	168,241,669	175,046,931	25,071,030	24,941,956	21,662,629	23,851,697

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVDMC		GVEX1		GVEX2		GVIDA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,990,357)	4,766,090	9,516	-	2,400,116	2,694,312	(2,038,472)	511,267
Realized gain (loss) on investments	6,106,765	14,984,145	1,327	-	18,570,506	11,566,295	5,286,855	8,150,856
Change in unrealized gain (loss) on investments	28,037,964	23,432,868	149,895	-	124,776,083	137,277,218	4,195,870	8,211,447
Reinvested capital gains	19,057,341	36,823,064	13,764	-	19,767,778	31,932,459	9,913,439	13,735,105

Net increase (decrease) in contract owners’ equity resulting from operations	44,211,713	80,006,167	174,502	-	165,514,483	183,470,284	17,357,692	30,608,675

Equity transactions:
Purchase payments received from contract owners (note 4)	11,606,631	16,209,475	11,317	-	173,589,589	107,657,108	21,419,312	2,913,490
Transfers between funds	(8,388,941)	(5,248,476)	593,314	-	4,982,092	(17,023,123)	(4,820,547)	(5,979,928)
Redemptions (notes 2, 3, and 4)	(66,378,808)	(80,914,419)	-	-	(53,909,265)	(40,595,278)	(10,647,076)	(15,777,217)
Adjustments to maintain reserves	48	238	(2)	-	1,126	(40)	306	82

Net equity transactions	(63,161,070)	(69,953,182)	604,629	-	124,663,542	50,038,667	5,951,995	(18,843,573)

Net change in contract owners’ equity	(18,949,357)	10,052,985	779,131	-	290,178,025	233,508,951	23,309,687	11,765,102
Contract owners’ equity at beginning of period	713,545,488	703,492,503	-	-	859,848,729	626,339,778	159,365,537	147,600,435

Contract owners’ equity at end of period	$694,596,131	713,545,488	779,131	-	1,150,026,754	859,848,729	182,675,224	159,365,537

CHANGE IN UNITS:
Beginning units	37,248,051	41,053,128	-	-	42,214,877	39,634,312	5,158,120	5,818,163
Units purchased	1,642,452	2,023,927	58,845	-	15,446,744	8,981,637	1,073,667	141,217
Units redeemed	(4,993,628)	(5,829,004)	(438)	-	(9,094,864)	(6,401,072)	(787,460)	(801,260)

Ending units	33,896,875	37,248,051	58,407	-	48,566,757	42,214,877	5,444,327	5,158,120

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVIDC		GVIDM		GVIX2		GVIX8
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,671,622)	4,001,246	(26,065,029)	13,173,702	63,586	72,354	686,855	1,571,883
Realized gain (loss) on investments	(6,927,997)	(7,016,871)	37,055,227	(7,335,634)	(72,071)	37,761	(914,389)	270,981
Change in unrealized gain (loss) on investments	44,386,581	36,829,703	38,782,222	117,026,588	404,552	374,499	4,020,024	14,103,605
Reinvested capital gains	6,141,002	11,665,066	107,533,820	184,325,769	94,907	5,375	2,895,260	186,217

Net increase (decrease) in contract owners’ equity resulting from operations	34,927,964	45,479,144	157,306,240	307,190,425	490,974	489,989	6,687,750	16,132,686

Equity transactions:
Purchase payments received from contract owners (note 4)	20,087,224	15,528,826	18,498,747	17,585,479	1,378,764	193,209	9,179,467	11,329,450
Transfers between funds	155,304,392	73,317,874	(40,884,692)	(24,421,738)	(686,086)	(84,859)	1,079,318	1,304,129
Redemptions (notes 2, 3, and 4)	(119,232,887)	(140,090,953)	(185,877,312)	(214,637,078)	(255,985)	(172,937)	(5,879,181)	(5,444,619)
Adjustments to maintain reserves	158	183	6,251	20,894	18	(19)	798	(440)

Net equity transactions	56,158,887	(51,244,070)	(208,257,006)	(221,452,443)	436,711	(64,606)	4,380,402	7,188,520

Net change in contract owners’ equity	91,086,851	(5,764,926)	(50,950,766)	85,737,982	927,685	425,383	11,068,152	23,321,206
Contract owners’ equity at beginning of period	581,909,698	587,674,624	2,090,469,962	2,004,731,980	2,759,169	2,333,786	103,464,275	80,143,069

Contract owners’ equity at end of period	$672,996,549	581,909,698	2,039,519,196	2,090,469,962	3,686,854	2,759,169	114,532,427	103,464,275

CHANGE IN UNITS:
Beginning units	37,616,534	41,086,948	90,632,346	100,698,428	211,198	215,853	9,034,263	8,362,077
Units purchased	17,973,937	10,617,103	2,722,657	3,700,694	173,530	21,622	1,825,433	1,671,267
Units redeemed	(14,272,442)	(14,087,517)	(11,999,260)	(13,766,776)	(119,856)	(26,277)	(1,414,384)	(999,081)

Ending units	41,318,029	37,616,534	81,355,743	90,632,346	264,872	211,198	9,445,312	9,034,263

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	HIBF		IDPG2		IDPGI2		MCIF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,960,477	2,294,350	(13,837,398)	7,757,249	(5,987,721)	3,427,950	(691,470)	(465,412)
Realized gain (loss) on investments	(1,510,748)	756,609	3,276,761	2,455,958	871,475	1,103,735	(4,695,169)	6,001,853
Change in unrealized gain (loss) on investments	1,470,889	4,154,130	42,734,553	97,522,121	13,772,201	34,475,295	25,499,774	6,156,457
Reinvested capital gains	-	-	19,453,906	25,216,214	5,108,198	9,752,788	12,512,693	39,910,116

Net increase (decrease) in contract owners’ equity resulting from operations	1,920,618	7,205,089	51,627,822	132,951,542	13,764,153	48,759,768	32,625,828	51,603,014

Equity transactions:
Purchase payments received from contract owners (note 4)	1,616,727	2,258,282	44,409,237	70,632,605	18,907,692	32,675,510	27,894,657	22,391,003
Transfers between funds	(857,312)	(1,132,309)	(13,151,322)	(15,093,802)	(6,031,365)	(5,441,594)	(8,979,418)	539,358
Redemptions (notes 2, 3, and 4)	(5,467,404)	(6,808,875)	(57,851,060)	(58,070,191)	(25,453,770)	(29,821,566)	(17,890,067)	(18,229,362)
Adjustments to maintain reserves	(537)	88	456	(279)	(32)	(31)	(15)	(44)

Net equity transactions	(4,708,526)	(5,682,814)	(26,592,689)	(2,531,667)	(12,577,475)	(2,587,681)	1,025,157	4,700,955

Net change in contract owners’ equity	(2,787,908)	1,522,275	25,035,133	130,419,875	1,186,678	46,172,087	33,650,985	56,303,969
Contract owners’ equity at beginning of period	58,561,310	57,039,035	1,108,144,785	977,724,910	473,812,981	427,640,894	269,119,247	212,815,278

Contract owners’ equity at end of period	$55,773,402	58,561,310	1,133,179,918	1,108,144,785	474,999,659	473,812,981	302,770,232	269,119,247

CHANGE IN UNITS:
Beginning units	2,399,886	2,634,670	84,974,755	85,245,155	38,077,091	38,304,461	6,253,581	6,128,379
Units purchased	1,044,251	463,856	4,516,474	6,375,959	2,099,296	3,599,183	1,385,188	1,248,668
Units redeemed	(1,258,125)	(698,640)	(6,624,965)	(6,646,359)	(3,155,957)	(3,826,553)	(1,296,673)	(1,123,466)

Ending units	2,186,012	2,399,886	82,866,264	84,974,755	37,020,430	38,077,091	6,342,096	6,253,581

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	MCIF2		MSBF		NAMAA2		NAMGI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$4,360	-	4,034,489	7,298,103	(5,544,941)	8,271,703	(903,897)	1,230,846
Realized gain (loss) on investments	155	-	(2,395,637)	(1,681,671)	8,653,644	1,917,432	9,817,863	909,398
Change in unrealized gain (loss) on investments	74,244	-	2,666,844	10,826,728	46,610,911	248,897,323	(5,709,033)	58,109,471
Reinvested capital gains	2,255	-	-	-	86,354,607	58,306,944	31,204,125	18,700,573

Net increase (decrease) in contract owners’ equity resulting from operations	81,014	-	4,305,696	16,443,160	136,074,221	317,393,402	34,409,058	78,950,288

Equity transactions:
Purchase payments received from contract owners (note 4)	728,045	-	5,045,073	6,234,614	215,139,848	345,551,020	70,008,815	122,032,180
Transfers between funds	1,111	-	5,687,559	(12,912,928)	(21,014,943)	38,469,872	(16,386,712)	(564,094)
Redemptions (notes 2, 3, and 4)	-	-	(18,274,884)	(22,550,176)	(106,181,305)	(102,307,537)	(19,919,047)	(17,792,111)
Adjustments to maintain reserves	-	-	(86)	(31)	881	(3,240)	343	(353)

Net equity transactions	729,156	-	(7,542,338)	(29,228,521)	87,944,481	281,710,115	33,703,399	103,675,622

Net change in contract owners’ equity	810,170	-	(3,236,642)	(12,785,361)	224,018,702	599,103,517	68,112,457	182,625,910
Contract owners’ equity at beginning of period	-	-	221,183,164	233,968,525	2,302,956,756	1,703,853,239	519,096,525	336,470,615

Contract owners’ equity at end of period	$810,170	-	217,946,522	221,183,164	2,526,975,458	2,302,956,756	587,208,982	519,096,525

CHANGE IN UNITS:
Beginning units	-	-	12,526,039	14,307,465	176,138,480	153,008,686	34,382,199	26,846,222
Units purchased	112,094	-	1,974,736	2,249,622	22,139,655	34,923,216	7,840,367	10,292,329
Units redeemed	(49,368)	-	(2,507,442)	(4,031,048)	(15,380,184)	(11,793,422)	(5,391,310)	(2,756,352)

Ending units	62,726	-	11,993,333	12,526,039	182,897,951	176,138,480	36,831,256	34,382,199

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NCPG2		NCPGI2		NJMMA2		NJNDE2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,035,669)	13,566,756	(4,485,077)	5,733,423	(53,433)	(50)	(32,044)	202
Realized gain (loss) on investments	(1,848,401)	(1,590,354)	(1,094,678)	(646,208)	(7,374)	13	124,398	33
Change in unrealized gain (loss) on investments	80,996,485	100,775,677	24,853,664	48,519,717	212,085	6,190	1,405,050	24,111
Reinvested capital gains	-	45,052,410	-	10,531,251	21,619	-	183,973	-

Net increase (decrease) in contract owners’ equity resulting from operations	71,112,415	157,804,489	19,273,909	64,138,183	172,897	6,153	1,681,377	24,346

Equity transactions:
Purchase payments received from contract owners (note 4)	39,616,119	76,059,149	23,364,449	28,425,917	7,953,658	1,014,914	9,392,411	660,362
Transfers between funds	(26,859,369)	(31,631,994)	(5,316,540)	(8,010,873)	1,392,840	1,323	5,845	-
Redemptions (notes 2, 3, and 4)	(63,754,549)	(71,730,516)	(37,332,897)	(35,484,256)	(233,264)	(812)	(237,387)	(814)
Adjustments to maintain reserves	115	(299)	258	(239)	-	11	(35)	3

Net equity transactions	(50,997,684)	(27,303,660)	(19,284,730)	(15,069,451)	9,113,234	1,015,436	9,160,834	659,551

Net change in contract owners’ equity	20,114,731	130,500,829	(10,821)	49,068,732	9,286,131	1,021,589	10,842,211	683,897
Contract owners’ equity at beginning of period	1,290,791,219	1,160,290,390	580,249,932	531,181,200	1,021,589	-	683,897	-

Contract owners’ equity at end of period	$1,310,905,950	1,290,791,219	580,239,111	580,249,932	10,307,720	1,021,589	11,526,108	683,897

CHANGE IN UNITS:
Beginning units	99,738,845	102,058,787	46,655,575	47,957,987	101,281	-	62,371	-
Units purchased	4,360,309	6,889,474	2,536,644	2,774,980	996,319	101,362	912,039	62,448
Units redeemed	(8,419,667)	(9,209,416)	(4,155,850)	(4,077,392)	(77,500)	(81)	(129,083)	(77)

Ending units	95,679,487	99,738,845	45,036,369	46,655,575	1,020,100	101,281	845,327	62,371

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVAMV1		NVAMV2		NVAMVX		NVAMVZ
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$86,153	475,718	(597,438)	1,617,278	32,652	-	1,230,579	-
Realized gain (loss) on investments	(1,765,281)	485,656	(28,950,418)	(1,850,167)	17,102	-	118,030	-
Change in unrealized gain (loss) on investments	76,915	3,284,602	13,854,453	18,104,147	492,475	-	23,851,777	-
Reinvested capital gains	786,033	4,051,728	3,775,650	17,876,349	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(816,180)	8,297,704	(11,917,753)	35,747,607	542,229	-	25,200,386	-

Equity transactions:
Purchase payments received from contract owners (note 4)	165,903	444,447	2,021,750	4,942,210	56,848	-	1,084,070	-
Transfers between funds	(2,397,656)	(522,107)	(75,515,286)	(3,966,150)	3,388,374	-	139,124,513	-
Redemptions (notes 2, 3, and 4)	(3,153,637)	(4,626,335)	(10,585,680)	(14,934,465)	(59,504)	-	(3,527,203)	-
Adjustments to maintain reserves	97	124	(148)	76	(18)	-	(193)	-

Net equity transactions	(5,385,293)	(4,703,871)	(84,079,364)	(13,958,329)	3,385,700	-	136,681,187	-

Net change in contract owners’ equity	(6,201,473)	3,593,833	(95,997,117)	21,789,278	3,927,929	-	161,881,573	-
Contract owners’ equity at beginning of period	38,506,959	34,913,126	170,311,445	148,522,167	-	-	-	-

Contract owners’ equity at end of period	$32,305,486	38,506,959	74,314,328	170,311,445	3,927,929	-	161,881,573	-

CHANGE IN UNITS:
Beginning units	1,253,024	1,423,536	5,755,354	6,265,951	-	-	-	-
Units purchased	16,498	28,916	716,185	500,673	354,821	-	14,250,352	-
Units redeemed	(220,007)	(199,428)	(3,954,257)	(1,011,270)	(22,153)	-	(528,146)	-

Ending units	1,049,515	1,253,024	2,517,282	5,755,354	332,668	-	13,722,206	-

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVBX		NVCBD1		NVCBD2		NVCCA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$19,332	18,675	46,811	62,653	967,475	1,260,406	(11,524,016)	30,641,503
Realized gain (loss) on investments	407	77	95,546	34,669	948,141	(94,822)	(20,057,164)	(1,981,561)
Change in unrealized gain (loss) on investments	42,441	696	43,071	127,782	2,973,135	5,316,997	155,076,432	154,317,605
Reinvested capital gains	-	-	8,759	-	240,047	-	84,639,329	218,064,619

Net increase (decrease) in contract owners’ equity resulting from operations	62,180	19,448	194,187	225,104	5,128,798	6,482,581	208,134,581	401,042,166

Equity transactions:
Purchase payments received from contract owners (note 4)	40,699	691,556	30,639	65,057	10,744,360	6,971,388	13,440,346	12,429,673
Transfers between funds	1,728,057	-	474,822	612,256	611,905	4,659,914	(35,967,249)	(31,888,348)
Redemptions (notes 2, 3, and 4)	-	-	(511,443)	(198,727)	(8,921,701)	(9,915,998)	(189,196,252)	(248,976,578)
Adjustments to maintain reserves	(1)	(2)	37	(31)	(169)	21	6,237	(5,933)

Net equity transactions	1,768,755	691,554	(5,945)	478,555	2,434,395	1,715,325	(211,716,918)	(268,441,186)

Net change in contract owners’ equity	1,830,935	711,002	188,242	703,659	7,563,193	8,197,906	(3,582,337)	132,600,980
Contract owners’ equity at beginning of period	883,729	172,727	3,651,738	2,948,079	99,309,501	91,111,595	2,397,479,110	2,264,878,130

Contract owners’ equity at end of period	$2,714,664	883,729	3,839,980	3,651,738	106,872,694	99,309,501	2,393,896,773	2,397,479,110

CHANGE IN UNITS:
Beginning units	80,401	16,971	262,668	228,067	7,488,952	7,366,376	149,287,227	167,139,954
Units purchased	151,547	63,430	165,508	105,303	2,660,988	2,165,714	2,881,570	5,156,332
Units redeemed	-	-	(166,716)	(70,702)	(2,489,698)	(2,043,138)	(16,456,641)	(23,009,059)

Ending units	231,948	80,401	261,460	262,668	7,660,242	7,488,952	135,712,156	149,287,227

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCCN2		NVCMA2		NVCMC2		NVCMD2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(8,256,796)	6,129,070	(1,364,326)	3,762,595	(6,232,306)	7,830,878	(14,386,117)	28,240,109
Realized gain (loss) on investments	(3,875,853)	(5,114,554)	(5,555,408)	(3,759,725)	140,443	(2,290,779)	(17,530,865)	4,036,280
Change in unrealized gain (loss) on investments	54,382,166	40,579,434	29,409,290	26,174,829	49,715,895	44,640,433	156,922,202	149,304,239
Reinvested capital gains	1,650,717	11,535,298	6,134,766	29,993,449	4,802,964	35,297,950	61,606,190	174,592,903

Net increase (decrease) in contract owners’ equity resulting from operations	43,900,234	53,129,248	28,624,322	56,171,148	48,426,996	85,478,482	186,611,410	356,173,531

Equity transactions:
Purchase payments received from contract owners (note 4)	20,070,722	22,774,430	11,409,155	3,470,488	7,827,900	12,561,001	16,515,653	18,750,074
Transfers between funds	161,980,483	61,826,952	(9,703,262)	(6,892,309)	(7,052,576)	(6,247,081)	(47,383,921)	(38,749,902)
Redemptions (notes 2, 3, and 4)	(122,608,134)	(126,237,229)	(26,237,525)	(31,751,574)	(68,134,883)	(75,882,805)	(204,066,014)	(233,979,822)
Adjustments to maintain reserves	(94)	41	25	(107)	455	203	1,044	(63)

Net equity transactions	59,442,977	(41,635,806)	(24,531,607)	(35,173,502)	(67,359,104)	(69,568,682)	(234,933,238)	(253,979,713)

Net change in contract owners’ equity	103,343,211	11,493,442	4,092,715	20,997,646	(18,932,108)	15,909,800	(48,321,828)	102,193,818
Contract owners’ equity at beginning of period	617,123,092	605,629,650	310,244,835	289,247,189	719,608,160	703,698,360	2,366,459,364	2,264,265,546

Contract owners’ equity at end of period	$720,466,303	617,123,092	314,337,550	310,244,835	700,676,052	719,608,160	2,318,137,536	2,366,459,364

CHANGE IN UNITS:
Beginning units	47,160,771	50,580,027	19,173,402	21,482,129	49,936,654	55,035,016	152,335,696	169,751,666
Units purchased	23,188,039	11,036,583	826,488	432,529	2,468,518	2,437,396	2,660,227	4,447,314
Units redeemed	(18,458,398)	(14,455,839)	(2,444,030)	(2,741,256)	(7,196,104)	(7,535,758)	(18,204,214)	(21,863,284)

Ending units	51,890,412	47,160,771	17,555,860	19,173,402	45,209,068	49,936,654	136,791,709	152,335,696

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVCRA2		NVCRB2		NVDBL2		NVDCA2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(354,780)	771,484	(14,708,829)	23,285,998	(19,048,948)	10,967,757	(16,703,035)	7,868,587
Realized gain (loss) on investments	(1,877,521)	(1,159,082)	(2,796,104)	14,950,857	19,140,775	19,916,421	21,600,925	25,369,177
Change in unrealized gain (loss) on investments	10,397,546	8,365,664	138,883,765	103,875,699	68,145,996	69,396,569	43,197,394	95,168,035
Reinvested capital gains	-	5,368,736	27,134,792	130,413,547	41,707,586	90,328,521	75,145,207	100,446,388

Net increase (decrease) in contract owners’ equity resulting from operations	8,165,245	13,346,802	148,513,624	272,526,101	109,945,409	190,609,268	123,240,491	228,852,187

Equity transactions:
Purchase payments received from contract owners (note 4)	10,134,632	3,731,112	25,684,825	48,176,610	31,139,208	51,891,897	9,357,699	6,124,528
Transfers between funds	(3,449,270)	(962,635)	(34,010,375)	(24,153,067)	10,861,991	(16,748,300)	(2,830,912)	(15,059,188)
Redemptions (notes 2, 3, and 4)	(2,842,630)	(5,080,301)	(163,303,427)	(192,344,492)	(121,043,969)	(128,187,937)	(119,337,037)	(134,648,433)
Adjustments to maintain reserves	144	(170)	1,166	(52)	(37)	(50)	(35,252)	(551)

Net equity transactions	3,842,876	(2,311,994)	(171,627,811)	(168,321,001)	(79,042,807)	(93,044,390)	(112,845,502)	(143,583,644)

Net change in contract owners’ equity	12,008,121	11,034,808	(23,114,187)	104,205,100	30,902,602	97,564,878	10,394,989	85,268,543
Contract owners’ equity at beginning of period	72,138,700	61,103,892	2,043,521,477	1,939,316,377	1,523,502,292	1,425,937,414	1,397,439,933	1,312,171,390

Contract owners’ equity at end of period	$84,146,821	72,138,700	2,020,407,290	2,043,521,477	1,554,404,894	1,523,502,292	1,407,834,922	1,397,439,933

CHANGE IN UNITS:
Beginning units	4,425,266	4,587,657	136,546,286	148,478,478	82,100,866	87,424,198	62,012,665	68,870,094
Units purchased	870,761	408,183	3,814,193	5,848,586	5,302,454	4,902,323	2,606,389	2,407,067
Units redeemed	(647,238)	(570,574)	(15,562,378)	(17,780,778)	(9,783,682)	(10,225,655)	(7,838,460)	(9,264,496)

Ending units	4,648,789	4,425,266	124,798,101	136,546,286	77,619,638	82,100,866	56,780,594	62,012,665

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVFIII		NVGEII		NVIE6		NVLCP2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$42,003	14,292	49,902	2,125	(230,658)	325,037	824,738	939,828
Realized gain (loss) on investments	89,918	7,491	22,058	3,526	(372,792)	(276,655)	52,195	(170,679)
Change in unrealized gain (loss) on investments	80,092	(27,293)	1,477,291	134,296	3,170,560	4,857,869	3,823,759	4,336,645
Reinvested capital gains	23,735	13,352	127	11,026	-	1,907,829	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	235,748	7,842	1,549,378	150,973	2,567,110	6,814,080	4,700,692	5,105,794

Equity transactions:
Purchase payments received from contract owners (note 4)	7,807,802	1,851,158	6,768,589	1,649,815	1,235,880	1,985,948	4,293,419	3,300,519
Transfers between funds	4,330,979	681,205	(47,082)	419,121	(1,426,327)	(1,591,039)	12,951,672	(1,996,454)
Redemptions (notes 2, 3, and 4)	(939,151)	(16,579)	(131,819)	(1,715)	(3,047,734)	(4,281,768)	(5,434,147)	(6,863,433)
Adjustments to maintain reserves	(27)	(8)	(12)	20	33	(10)	401	(504)

Net equity transactions	11,199,603	2,515,776	6,589,676	2,067,241	(3,238,148)	(3,886,869)	11,811,345	(5,559,872)

Net change in contract owners’ equity	11,435,351	2,523,618	8,139,054	2,218,214	(671,038)	2,927,211	16,512,037	(454,078)
Contract owners’ equity at beginning of period	2,523,618	-	2,218,214	-	43,720,837	40,793,626	67,276,217	67,730,295

Contract owners’ equity at end of period	$13,958,969	2,523,618	10,357,268	2,218,214	43,049,799	43,720,837	83,788,254	67,276,217

CHANGE IN UNITS:
Beginning units	241,170	-	205,941	-	4,290,709	4,687,087	4,758,362	5,180,632
Units purchased	1,266,062	271,007	716,841	207,401	497,068	550,372	1,946,619	924,883
Units redeemed	(244,853)	(29,837)	(81,199)	(1,460)	(802,831)	(946,750)	(1,164,603)	(1,347,153)

Ending units	1,262,379	241,170	841,583	205,941	3,984,946	4,290,709	5,540,378	4,758,362

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMGA2		NVMIG1		NVMIG6		NVMIVX
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$5,138,520	(2,339,087)	(81,121)	(19,612)	(795,841)	(552,693)	(5,275)	-
Realized gain (loss) on investments	3,702,050	572,631	(158,259)	(388,170)	4,936,050	3,727,688	9,799	-
Change in unrealized gain (loss) on investments	30,262,684	29,595,239	3,028,392	4,700,681	7,439,506	16,388,068	300,775	-
Reinvested capital gains	-	6,911,023	7,705,790	1,343,193	30,413,929	5,912,227	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	39,103,254	34,739,806	10,494,802	5,636,092	41,993,644	25,475,290	305,299	-

Equity transactions:
Purchase payments received from contract owners (note 4)	26,206,443	42,591,448	192,316	160,605	4,453,636	1,124,069	18,626	-
Transfers between funds	(22,290,875)	890,491	597,135	(252,156)	(5,414,371)	(3,281,369)	1,722,488	-
Redemptions (notes 2, 3, and 4)	(15,697,703)	(10,715,517)	(1,862,291)	(2,136,762)	(9,748,718)	(10,939,256)	(36,465)	-
Adjustments to maintain reserves	155	(214)	328	(967)	(42,327)	(83)	21,489	-

Net equity transactions	(11,781,980)	32,766,208	(1,072,512)	(2,229,280)	(10,751,780)	(13,096,639)	1,726,138	-

Net change in contract owners’ equity	27,321,274	67,506,014	9,422,290	3,406,812	31,241,864	12,378,651	2,031,437	-
Contract owners’ equity at beginning of period	311,900,255	244,394,241	22,231,885	18,825,073	98,575,956	86,197,305	-	-

Contract owners’ equity at end of period	$339,221,529	311,900,255	31,654,175	22,231,885	129,817,820	98,575,956	2,031,437	-

CHANGE IN UNITS:
Beginning units	27,691,497	24,609,072	1,793,593	1,994,973	7,384,663	8,452,066	-	-
Units purchased	2,459,796	4,764,898	132,626	23,963	1,726,819	666,371	185,138	-
Units redeemed	(3,506,286)	(1,682,473)	(212,500)	(225,343)	(2,521,920)	(1,733,774)	(12,970)	-

Ending units	26,645,007	27,691,497	1,713,719	1,793,593	6,589,562	7,384,663	172,168	-

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMIVZ		NVMLG1		NVMLG2		NVMM2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(164,815)	-	(118,313)	233,225	(1,806,921)	2,596,948	(482)	-
Realized gain (loss) on investments	26,744	-	(343,568)	(18,929)	(5,645,050)	(21,367)	-	-
Change in unrealized gain (loss) on investments	8,671,600	-	(1,586,475)	848,581	(22,770,672)	11,102,949	-	-
Reinvested capital gains	-	-	4,298,354	1,203,772	59,714,220	14,974,105	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,533,529	-	2,249,998	2,266,649	29,491,577	28,652,635	(482)	-

Equity transactions:
Purchase payments received from contract owners (note 4)	467,356	-	109,269	106,871	2,651,726	4,701,138	1,002,883	-
Transfers between funds	51,530,569	-	(584,729)	(488,443)	(11,948,002)	(7,142,025)	(877,643)	-
Redemptions (notes 2, 3, and 4)	(1,090,431)	-	(700,387)	(1,062,688)	(9,781,176)	(11,174,867)	-	-
Adjustments to maintain reserves	25,348	-	(113)	454	201	56	1	-

Net equity transactions	50,932,842	-	(1,175,960)	(1,443,806)	(19,077,251)	(13,615,698)	125,241	-

Net change in contract owners’ equity	59,466,371	-	1,074,038	822,843	10,414,326	15,036,937	124,759	-
Contract owners’ equity at beginning of period	-	-	9,184,956	8,362,113	120,157,377	105,120,440	-	-

Contract owners’ equity at end of period	$59,466,371	-	10,258,994	9,184,956	130,571,703	120,157,377	124,759	-

CHANGE IN UNITS:
Beginning units	-	-	382,086	448,327	5,293,739	5,938,578	-	-
Units purchased	5,190,444	-	23,226	28,424	707,424	818,452	100,865	-
Units redeemed	(128,316)	-	(72,601)	(94,665)	(1,507,522)	(1,463,291)	(88,290)	-

Ending units	5,062,128	-	332,711	382,086	4,493,641	5,293,739	12,575	-

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVMMG1		NVMMG2		NVMMV1		NVMMV2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(2,559,718)	(2,308,574)	(1,989,444)	(1,779,292)	8,112	11,590	1,244,984	1,787,439
Realized gain (loss) on investments	3,338,345	6,629,580	(2,870,257)	(5,070,783)	(56,266)	(27,080)	(19,539,277)	(6,544,540)
Change in unrealized gain (loss) on investments	69,513,875	2,119,857	50,710,093	10,786,045	31,556	38,668	13,000,740	9,982,958
Reinvested capital gains	27,150,124	44,016,105	18,235,243	29,545,635	-	114,157	-	40,213,968

Net increase (decrease) in contract owners’ equity resulting from operations	97,442,626	50,456,968	64,085,635	33,481,605	(16,598)	137,335	(5,293,553)	45,439,825

Equity transactions:
Purchase payments received from contract owners (note 4)	928,534	1,523,950	8,144,883	4,904,039	-	(971)	2,085,238	2,870,048
Transfers between funds	(5,354,913)	(1,867,508)	(29,042,828)	8,663,181	(85,169)	(74,798)	(193,310)	(3,325,488)
Redemptions (notes 2, 3, and 4)	(13,684,156)	(17,902,178)	(10,931,783)	(12,849,049)	(2,315)	(39,389)	(16,283,006)	(25,040,142)
Adjustments to maintain reserves	2,354	175	610	(20)	3	3	671	17

Net equity transactions	(18,108,181)	(18,245,561)	(31,829,118)	718,151	(87,481)	(115,155)	(14,390,407)	(25,495,565)

Net change in contract owners’ equity	79,334,445	32,211,407	32,256,517	34,199,756	(104,079)	22,180	(19,683,960)	19,944,260
Contract owners’ equity at beginning of period	178,846,131	146,634,724	128,549,149	94,349,393	648,555	626,375	231,598,787	211,654,527

Contract owners’ equity at end of period	$258,180,576	178,846,131	160,805,666	128,549,149	544,476	648,555	211,914,827	231,598,787

CHANGE IN UNITS:
Beginning units	7,457,247	8,287,039	5,672,388	5,598,301	34,208	40,741	10,260,963	11,449,717
Units purchased	93,517	121,840	1,904,715	1,622,679	1,187	274	856,577	424,367
Units redeemed	(775,253)	(951,632)	(3,102,231)	(1,548,592)	(6,232)	(6,807)	(1,483,755)	(1,613,121)

Ending units	6,775,511	7,457,247	4,474,872	5,672,388	29,163	34,208	9,633,785	10,260,963

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVNMO1		NVNMO2		NVNSR1		NVNSR2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(619,901)	(509,008)	(471,230)	(396,943)	(9,220)	(10,222)	(712,647)	(845,151)
Realized gain (loss) on investments	1,360,270	2,231,541	677,632	1,324,883	(50,177)	(81,247)	(2,262,473)	6,641,110
Change in unrealized gain (loss) on investments	1,495,311	9,171,508	1,173,866	5,204,244	89,237	339,592	7,797,822	5,270,364
Reinvested capital gains	5,726,559	5,862,075	3,770,387	3,343,833	113,260	200,511	6,333,970	11,257,304

Net increase (decrease) in contract owners’ equity resulting from operations	7,962,239	16,756,116	5,150,655	9,476,017	143,100	448,634	11,156,672	22,323,627

Equity transactions:
Purchase payments received from contract owners (note 4)	315,541	454,211	1,158,943	3,448,248	46,985	51,240	1,725,162	1,957,837
Transfers between funds	(1,961,131)	(809,560)	(2,074,447)	(1,228,082)	(81,919)	(52,964)	(5,875,102)	(1,327,303)
Redemptions (notes 2, 3, and 4)	(4,640,884)	(6,674,205)	(2,821,863)	(5,170,758)	(207,182)	(387,637)	(9,922,189)	(11,423,659)
Adjustments to maintain reserves	1,076	(60)	347	(432)	58	(42)	797	(20)

Net equity transactions	(6,285,398)	(7,029,614)	(3,737,020)	(2,951,024)	(242,058)	(389,403)	(14,071,332)	(10,793,145)

Net change in contract owners’ equity	1,676,841	9,726,502	1,413,635	6,524,993	(98,958)	59,231	(2,914,660)	11,530,482
Contract owners’ equity at beginning of period	75,968,613	66,242,111	43,114,383	36,589,390	2,102,708	2,043,477	105,198,483	93,668,001

Contract owners’ equity at end of period	$77,645,454	75,968,613	44,528,018	43,114,383	2,003,750	2,102,708	102,283,823	105,198,483

CHANGE IN UNITS:
Beginning units	3,565,898	3,929,899	2,102,879	2,256,041	95,317	115,207	4,925,653	5,445,148
Units purchased	44,396	36,440	575,769	403,190	12,640	5,377	354,668	980,238
Units redeemed	(357,457)	(400,441)	(735,503)	(556,352)	(26,766)	(25,267)	(994,243)	(1,499,733)

Ending units	3,252,837	3,565,898	1,943,145	2,102,879	81,191	95,317	4,286,078	4,925,653

See accompanying note to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVOLG1		NVOLG2		NVRE1		NVRE2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$19,076	1,305,605	(1,208,183)	(9,583)	65,393	147,271	(292,407)	(41,059)
Realized gain (loss) on investments	2,943,052	9,742,258	(6,125,520)	(4,385,492)	(899,551)	(1,076,756)	(4,869,492)	(1,423,079)
Change in unrealized gain (loss) on investments	20,905,499	4,696,528	24,326,983	16,051,245	(2,653,247)	11,769,139	(3,464,714)	23,025,386
Reinvested capital gains	39,046,437	96,430,002	28,648,461	68,289,238	173,919	-	360,732	-

Net increase (decrease) in contract owners’ equity resulting from operations	62,914,064	112,174,393	45,641,741	79,945,408	(3,313,486)	10,839,654	(8,265,881)	21,561,248

Equity transactions:
Purchase payments received from contract owners (note 4)	3,877,169	2,982,662	12,740,745	5,039,861	398,469	519,095	3,815,038	2,999,734
Transfers between funds	(8,850,312)	(4,879,185)	(41,297,637)	13,754,398	(1,562,985)	(483,738)	(10,150,888)	5,008,440
Redemptions (notes 2, 3, and 4)	(31,884,997)	(38,541,417)	(24,755,607)	(25,391,347)	(2,968,534)	(4,960,873)	(7,325,047)	(9,565,206)
Adjustments to maintain reserves	4,555	981	(526)	580	253	(49)	(11,444)	(88)

Net equity transactions	(36,853,585)	(40,436,959)	(53,313,025)	(6,596,508)	(4,132,797)	(4,925,565)	(13,672,341)	(1,557,120)

Net change in contract owners’ equity	26,060,479	71,737,434	(7,671,284)	73,348,900	(7,446,283)	5,914,089	(21,938,222)	20,004,128
Contract owners’ equity at beginning of period	399,493,431	327,755,997	305,459,440	232,110,540	44,837,288	38,923,199	97,656,428	77,652,300

Contract owners’ equity at end of period	$425,553,910	399,493,431	297,788,156	305,459,440	37,391,005	44,837,288	75,718,206	97,656,428

CHANGE IN UNITS:
Beginning units	9,975,304	11,104,064	7,991,334	8,197,306	2,444,964	2,737,930	5,671,543	5,777,988
Units purchased	159,165	144,812	1,782,286	1,635,828	53,054	88,471	655,716	1,213,815
Units redeemed	(1,070,663)	(1,273,572)	(3,117,677)	(1,841,800)	(321,248)	(381,437)	(1,598,296)	(1,320,260)

Ending units	9,063,806	9,975,304	6,655,943	7,991,334	2,176,770	2,444,964	4,728,963	5,671,543

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVSIX2		NVSTB2		NVTIV3		SAM
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(613,219)	(597,986)	183,121	1,032,187	(244,989)	1,708,201	(8,001,691)	1,468,501
Realized gain (loss) on investments	(10,356,062)	(2,940,718)	97,472	(1,003,869)	(5,878,017)	1,676,428	-	-
Change in unrealized gain (loss) on investments	28,236,068	(14,450,894)	1,782,083	3,587,210	16,654,967	(860,109)	-	-
Reinvested capital gains	4,881,037	38,288,355	-	-	-	16,421,785	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	22,147,824	20,298,757	2,062,676	3,615,528	10,531,961	18,946,305	(8,001,691)	1,468,501

Equity transactions:
Purchase payments received from contract owners (note 4)	20,341,660	12,868,858	13,442,318	14,025,257	1,219,692	4,078,392	156,578,576	134,678,359
Transfers between funds	(4,223,369)	139,987	14,712,647	(14,198,213)	5,850,021	14,144,987	579,450,568	268,169,188
Redemptions (notes 2, 3, and 4)	(6,649,956)	(4,691,174)	(18,056,894)	(16,384,941)	(14,872,665)	(18,641,037)	(557,241,631)	(465,764,138)
Adjustments to maintain reserves	353	(437)	(22)	(36)	531	(5)	(42,908)	6,117

Net equity transactions	9,468,688	8,317,234	10,098,049	(16,557,933)	(7,802,421)	(417,663)	178,744,605	(62,910,474)

Net change in contract owners’ equity	31,616,512	28,615,991	12,160,725	(12,942,405)	2,729,540	18,528,642	170,742,914	(61,441,973)
Contract owners’ equity at beginning of period	113,146,374	84,530,383	147,991,296	160,933,701	189,900,204	171,371,562	504,189,693	565,631,666

Contract owners’ equity at end of period	$144,762,886	113,146,374	160,152,021	147,991,296	192,629,744	189,900,204	674,932,607	504,189,693

CHANGE IN UNITS:
Beginning units	6,508,380	5,983,119	14,111,650	15,840,601	12,319,345	12,328,795	43,262,098	48,439,904
Units purchased	2,183,841	1,467,123	9,180,761	4,361,340	2,109,864	1,882,174	102,874,715	59,343,695
Units redeemed	(1,621,412)	(941,862)	(8,238,003)	(6,090,291)	(2,374,572)	(1,891,624)	(88,602,227)	(64,521,501)

Ending units	7,070,809	6,508,380	15,054,408	14,111,650	12,054,637	12,319,345	57,534,586	43,262,098

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCF		SCF2		SCGF		SCGF2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(692,996)	(750,308)	(533,361)	(601,305)	(87,778)	(80,482)	(636,085)	(580,760)
Realized gain (loss) on investments	493,203	899,993	(3,540,249)	(2,453,956)	(25,114)	(128,166)	(3,734,176)	(293,111)
Change in unrealized gain (loss) on investments	8,723,690	5,795,975	10,238,949	6,559,275	1,606,843	290,025	13,030,364	158,252
Reinvested capital gains	2,257,009	6,641,946	1,673,776	4,811,073	890,439	1,667,975	5,810,636	10,937,783

Net increase (decrease) in contract owners’ equity resulting from operations	10,780,906	12,587,606	7,839,115	8,315,087	2,384,390	1,749,352	14,470,739	10,222,164

Equity transactions:
Purchase payments received from contract owners (note 4)	295,986	353,335	2,018,803	1,384,344	87,797	82,071	3,608,806	2,127,553
Transfers between funds	(1,611,983)	(1,099,718)	(2,132,440)	53,394	56,477	(113,048)	(5,129,224)	206,502
Redemptions (notes 2, 3, and 4)	(4,898,946)	(5,260,034)	(3,675,597)	(3,779,487)	(430,870)	(487,260)	(3,627,501)	(2,910,891)
Adjustments to maintain reserves	987	2,273	(41,141)	(347)	87	(52)	459	(421)

Net equity transactions	(6,213,956)	(6,004,144)	(3,830,375)	(2,342,096)	(286,509)	(518,289)	(5,147,460)	(577,257)

Net change in contract owners’ equity	4,566,950	6,583,462	4,008,740	5,972,991	2,097,881	1,231,063	9,323,279	9,644,907
Contract owners’ equity at beginning of period	60,683,223	54,099,761	41,328,124	35,355,133	6,568,627	5,337,564	40,921,997	31,277,090

Contract owners’ equity at end of period	$65,250,173	60,683,223	45,336,864	41,328,124	8,666,508	6,568,627	50,245,276	40,921,997

CHANGE IN UNITS:
Beginning units	806,570	888,494	1,019,467	1,077,040	385,691	420,135	1,200,642	1,224,052
Units purchased	19,741	16,309	136,887	114,181	78,129	60,173	490,149	296,499
Units redeemed	(109,812)	(98,233)	(227,474)	(171,754)	(97,633)	(94,617)	(626,535)	(319,909)

Ending units	716,499	806,570	928,880	1,019,467	366,187	385,691	1,064,256	1,200,642

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	SCVF		SCVF2		TRF		TRF2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(232,120)	(71,887)	(461,934)	(242,885)	(229,072)	(226,179)	(630,984)	(627,212)
Realized gain (loss) on investments	(2,725,354)	550,254	(5,499,684)	(2,764,139)	7,468,812	8,613,128	11,638,678	14,753,218
Change in unrealized gain (loss) on investments	3,190,050	(4,023,582)	7,734,569	(2,883,314)	(5,763,463)	16,498,962	(10,405,370)	6,215,676
Reinvested capital gains	95,691	7,373,925	164,124	11,286,911	8,921,899	5,358,500	7,573,076	4,631,916

Net increase (decrease) in contract owners’ equity resulting from operations	328,267	3,828,710	1,937,075	5,396,573	10,398,176	30,244,411	8,175,400	24,973,598

Equity transactions:
Purchase payments received from contract owners (note 4)	369,263	321,666	1,736,038	1,001,527	640,948	1,145,526	3,555,108	4,601,250
Transfers between funds	(388,225)	(431,245)	1,400,564	(178,799)	(2,381,360)	(1,289,921)	(4,407,795)	1,979,516
Redemptions (notes 2, 3, and 4)	(2,263,134)	(2,830,041)	(2,685,706)	(3,138,150)	(9,320,451)	(12,583,393)	(10,473,615)	(12,535,194)
Adjustments to maintain reserves	529	76	(60,692)	(336)	3,883	293	1,103	18

Net equity transactions	(2,281,567)	(2,939,544)	390,204	(2,315,758)	(11,056,980)	(12,727,495)	(11,325,199)	(5,954,410)

Net change in contract owners’ equity	(1,953,300)	889,166	2,327,279	3,080,815	(658,804)	17,516,916	(3,149,799)	19,019,188
Contract owners’ equity at beginning of period	23,887,728	22,998,562	35,487,106	32,406,291	131,486,748	113,969,832	112,611,597	93,592,409

Contract owners’ equity at end of period	$21,934,428	23,887,728	37,814,385	35,487,106	130,827,944	131,486,748	109,461,798	112,611,597

CHANGE IN UNITS:
Beginning units	571,880	644,567	927,362	987,854	937,161	1,054,265	3,243,676	3,413,423
Units purchased	37,930	21,407	234,590	121,142	9,465	19,611	375,907	757,632
Units redeemed	(98,417)	(94,094)	(203,915)	(181,634)	(92,574)	(136,715)	(710,216)	(927,379)

Ending units	511,393	571,880	958,037	927,362	854,052	937,161	2,909,367	3,243,676

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMCG		AMINS		AMMCGS		AMSRS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(195)	(195)	(1,192)	(1,706)	(47,475)	(46,445)	(107,500)	(149,785)
Realized gain (loss) on investments	602	1,169	281	(186)	230,589	186,419	921,915	918,513
Change in unrealized gain (loss) on investments	3,505	1,599	6,678	22,928	645,314	412,095	981,140	1,735,274
Reinvested capital gains	643	814	5,136	4,452	165,824	227,134	586,266	837,518

Net increase (decrease) in contract owners’ equity resulting from operations	4,555	3,387	10,903	25,488	994,252	779,203	2,381,821	3,341,520

Equity transactions:
Purchase payments received from contract owners (note 4)	2,859	2,968	-	4	15,396	1,168	42,063	69,515
Transfers between funds	-	543	-	(7,452)	(119,740)	147,797	(694,651)	(586,051)
Redemptions (notes 2, 3, and 4)	(4,392)	(4,520)	(13,170)	(8,192)	(284,460)	(303,499)	(1,378,368)	(1,633,219)
Adjustments to maintain reserves	473	44	10	(17)	(25)	(90)	550	13,398

Net equity transactions	(1,060)	(965)	(13,160)	(15,657)	(388,829)	(154,624)	(2,030,406)	(2,136,357)

Net change in contract owners’ equity	3,495	2,422	(2,257)	9,831	605,423	624,579	351,415	1,205,163
Contract owners’ equity at beginning of period	14,771	12,349	116,470	106,639	3,157,985	2,533,406	15,904,345	14,699,182

Contract owners’ equity at end of period	$18,266	14,771	114,213	116,470	3,763,408	3,157,985	16,255,760	15,904,345

CHANGE IN UNITS:
Beginning units	-	-	7,137	8,216	72,408	75,180	446,891	512,948
Units purchased	-	7	-	263	12,706	17,123	7,868	4,014
Units redeemed	-	(7)	(806)	(1,342)	(22,472)	(19,895)	(67,588)	(70,071)

Ending units	-	-	6,331	7,137	62,642	72,408	387,171	446,891

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	AMTB		NOTB4		NOTG4		NOTMG4
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$516,064	308,894	12,100	23,017	(3,217)	(24,315)	5,376	2,094
Realized gain (loss) on investments	(436,992)	(604,713)	(114,989)	(19,587)	(62,227)	(39,041)	(93,956)	(30,694)
Change in unrealized gain (loss) on investments	834,815	1,743,415	233,121	860,094	173,119	408,299	231,249	655,547
Reinvested capital gains	-	-	123,258	291,956	-	327,239	55,340	305,396

Net increase (decrease) in contract owners’ equity resulting from operations	913,887	1,447,596	253,490	1,155,480	107,675	672,182	198,009	932,343

Equity transactions:
Purchase payments received from contract owners (note 4)	359,865	401,173	6,704	4,918	140,450	13,789	20,411	15,786
Transfers between funds	1,173,044	(1,483,799)	(55,468)	(1,510)	20,483	(172,261)	(120,003)	(31,310)
Redemptions (notes 2, 3, and 4)	(6,867,839)	(9,045,544)	(2,159,417)	(831,279)	(755,498)	(267,618)	(899,312)	(366,742)
Adjustments to maintain reserves	(21)	(3)	49	(84)	66	(56)	83	(85)

Net equity transactions	(5,334,951)	(10,128,173)	(2,208,132)	(827,955)	(594,499)	(426,146)	(998,821)	(382,351)

Net change in contract owners’ equity	(4,421,064)	(8,680,577)	(1,954,642)	327,525	(486,824)	246,036	(800,812)	549,992
Contract owners’ equity at beginning of period	62,825,663	71,506,240	10,056,420	9,728,895	5,078,242	4,832,206	7,455,381	6,905,389

Contract owners’ equity at end of period	$58,404,599	62,825,663	8,101,778	10,056,420	4,591,418	5,078,242	6,654,569	7,455,381

CHANGE IN UNITS:
Beginning units	5,359,460	6,261,593	851,617	925,125	407,232	443,562	597,271	629,849
Units purchased	718,571	827,348	12,434	8,207	18,017	4,163	11,155	14,312
Units redeemed	(1,205,911)	(1,729,481)	(200,455)	(81,715)	(68,216)	(40,493)	(93,068)	(46,890)

Ending units	4,872,120	5,359,460	663,596	851,617	357,033	407,232	515,358	597,271

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMUBA		PMVAAD		PMVEBD		PMVFAD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$1,215	2,103	1,211,685	494,777	354,430	333,967	542,121	48,392
Realized gain (loss) on investments	(34)	(3)	(551,472)	(185,615)	(83,687)	(33,459)	(269,513)	(40,867)
Change in unrealized gain (loss) on investments	1,178	208	1,364,870	3,627,074	234,660	1,134,133	964,385	818,587
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,359	2,308	2,025,083	3,936,236	505,403	1,434,641	1,236,993	826,112

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	550,108	865,302	871,078	896,950	1,321,563	409,783
Transfers between funds	1,160	755	(2,069,757)	(570,509)	(458,715)	601,718	(554,649)	(324,808)
Redemptions (notes 2, 3, and 4)	(4)	-	(3,178,677)	(2,471,263)	(720,092)	(890,349)	(1,501,312)	(1,850,854)
Adjustments to maintain reserves	(7)	(1)	335	(310)	3,271	(392)	1,721	(261)

Net equity transactions	1,149	754	(4,697,991)	(2,176,780)	(304,458)	607,927	(732,677)	(1,766,140)

Net change in contract owners’ equity	3,508	3,062	(2,672,908)	1,759,456	200,945	2,042,568	504,316	(940,028)
Contract owners’ equity at beginning of period	57,094	54,032	42,458,156	40,698,700	12,982,549	10,939,981	15,596,010	16,536,038

Contract owners’ equity at end of period	$60,602	57,094	39,785,248	42,458,156	13,183,494	12,982,549	16,100,326	15,596,010

CHANGE IN UNITS:
Beginning units	5,450	5,377	3,633,506	3,832,626	1,163,994	1,107,456	1,330,616	1,483,969
Units purchased	157	73	181,386	196,403	249,126	301,190	268,225	176,431
Units redeemed	(50)	-	(604,580)	(395,523)	(288,421)	(244,652)	(341,796)	(329,784)

Ending units	5,557	5,450	3,210,312	3,633,506	1,124,699	1,163,994	1,257,045	1,330,616

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVFHA		PMVHYD		PMVIV		PMVLAD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$32,197	8,480	11,776	10,826	21,672	2,477	(1,469,131)	4,497,268
Realized gain (loss) on investments	6,976	979	517	579	114	67	(3,411,418)	(2,973,394)
Change in unrealized gain (loss) on investments	(8,301)	26,435	4,386	20,633	39,231	3,187	9,543,778	7,513,362
Reinvested capital gains	-	4,505	-	-	1,310	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	30,872	40,399	16,679	32,038	62,327	5,731	4,663,229	9,037,236

Equity transactions:
Purchase payments received from contract owners (note 4)	39,517	10,673	10,001	9,405	1,113,755	82,443	10,316,746	15,922,270
Transfers between funds	(139,911)	14,971	36,725	(2,016)	352,645	151,825	25,427,108	1,382,752
Redemptions (notes 2, 3, and 4)	(10,832)	(16,357)	(1,237)	(17,262)	(103)	-	(37,048,496)	(39,460,277)
Adjustments to maintain reserves	63	-	60	8	71	(25)	(18,290)	7,592

Net equity transactions	(111,163)	9,287	45,549	(9,865)	1,466,368	234,243	(1,322,932)	(22,147,663)

Net change in contract owners’ equity	(80,291)	49,686	62,228	22,173	1,528,695	239,974	3,340,297	(13,110,427)
Contract owners’ equity at beginning of period	678,593	628,907	256,990	234,817	257,017	17,043	382,314,612	395,425,039

Contract owners’ equity at end of period	$598,302	678,593	319,218	256,990	1,785,712	257,017	385,654,909	382,314,612

CHANGE IN UNITS:
Beginning units	53,592	52,907	19,301	20,123	23,677	1,696	33,581,573	35,595,616
Units purchased	9,264	9,828	5,347	1,358	136,272	22,528	9,041,727	6,226,123
Units redeemed	(18,003)	(9,143)	(1,859)	(2,180)	(1,834)	(547)	(9,238,915)	(8,240,166)

Ending units	44,853	53,592	22,789	19,301	158,115	23,677	33,384,385	33,581,573

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PMVRA		PMVRSD		PMVSTA		PMVTRD
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,927	2,987	5,338	4,733	(218,811)	547,938	1,862,832	4,965,756
Realized gain (loss) on investments	993	231	(3,719)	(11,941)	(289,238)	(24,819)	(612,281)	(4,466,965)
Change in unrealized gain (loss) on investments	30,832	15,815	1,175	19,562	717,820	167,188	18,955,727	22,495,555
Reinvested capital gains	-	-	-	-	-	-	3,970,314	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,752	19,033	2,794	12,354	209,771	690,307	24,176,592	22,994,346

Equity transactions:
Purchase payments received from contract owners (note 4)	198,323	27,743	-	47,078	7,269,633	11,238,019	21,985,939	23,515,787
Transfers between funds	5,541	(4,408)	(14,934)	(34,142)	5,644,425	13,692,917	16,741,128	(18,748,641)
Redemptions (notes 2, 3, and 4)	(4,213)	(15,993)	(1,756)	(19,317)	(9,830,985)	(5,819,389)	(34,203,238)	(30,929,752)
Adjustments to maintain reserves	44	10	11	(2)	4,461	(244)	41,271	1,000

Net equity transactions	199,695	7,352	(16,679)	(6,383)	3,087,534	19,111,303	4,565,100	(26,161,606)

Net change in contract owners’ equity	234,447	26,385	(13,885)	5,971	3,297,305	19,801,610	28,741,692	(3,167,260)
Contract owners’ equity at beginning of period	265,577	239,192	123,184	117,213	69,148,806	49,347,196	363,492,228	366,659,488

Contract owners’ equity at end of period	$500,024	265,577	109,299	123,184	72,446,111	69,148,806	392,233,920	363,492,228

CHANGE IN UNITS:
Beginning units	26,395	25,651	20,926	22,048	6,714,306	4,846,128	31,717,096	34,163,917
Units purchased	21,303	3,826	2,155	10,251	3,443,545	3,561,834	8,397,388	5,074,102
Units redeemed	(3,019)	(3,082)	(4,698)	(11,373)	(3,178,693)	(1,693,656)	(8,147,058)	(7,520,923)

Ending units	44,679	26,395	18,383	20,926	6,979,158	6,714,306	31,967,426	31,717,096

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	PVEIB		PVGOB		PVIGIB		PVTIGB
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(13,079)	13,337	(75,573)	(41,863)	(1,679)	-	75,174	(23,221)
Realized gain (loss) on investments	(52,039)	18,824	231,208	40,038	2,065	-	(751,407)	112,274
Change in unrealized gain (loss) on investments	553,944	395,272	1,300,481	504,044	44,874	-	779,652	1,695,273
Reinvested capital gains	181,488	217,089	249,686	397,786	-	-	-	14,357

Net increase (decrease) in contract owners’ equity resulting from operations	670,314	644,522	1,705,802	900,005	45,260	-	103,419	1,798,683

Equity transactions:
Purchase payments received from contract owners (note 4)	5,448,071	50,908	43,119	49,692	297,460	-	1,891,244	1,384,957
Transfers between funds	2,018,524	277,339	2,312,481	1,097,538	494,526	-	(7,123,103)	8,329,577
Redemptions (notes 2, 3, and 4)	(473,618)	(268,507)	(512,063)	(424,655)	(889)	-	(738,100)	(345,492)
Adjustments to maintain reserves	105	(107)	145	(46)	(9)	-	660	(185)

Net equity transactions	6,993,082	59,633	1,843,682	722,529	791,088	-	(5,969,299)	9,368,857

Net change in contract owners’ equity	7,663,396	704,155	3,549,484	1,622,534	836,348	-	(5,865,880)	11,167,540
Contract owners’ equity at beginning of period	2,895,953	2,191,798	3,782,197	2,159,663	-	-	18,098,499	6,930,959

Contract owners’ equity at end of period	$10,559,349	2,895,953	7,331,681	3,782,197	836,348	-	12,232,619	18,098,499

CHANGE IN UNITS:
Beginning units	222,349	215,922	208,365	160,245	-	-	889,855	412,873
Units purchased	655,345	45,844	193,045	122,201	70,369	-	185,989	547,749
Units redeemed	(101,864)	(39,417)	(105,329)	(74,081)	(8,376)	-	(548,808)	(70,767)

Ending units	775,830	222,349	296,081	208,365	61,993	-	527,036	889,855

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	HVSIT		ROCSC		TRHS2		VVGGS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(243,599)	(277,767)	1,188	713	(4,433,248)	(4,176,964)	3,838	(597)
Realized gain (loss) on investments	(1,124,226)	(1,808,071)	(8,793)	(3,218)	9,717,089	6,912,254	133,222	6,471
Change in unrealized gain (loss) on investments	2,241,899	2,319,589	(20,551)	13,239	46,156,054	46,488,399	(48,044)	36,774
Reinvested capital gains	1,147,365	3,438,461	3,672	31,345	18,506,482	12,324,903	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,021,439	3,672,212	(24,484)	42,079	69,946,377	61,548,592	89,016	42,648

Equity transactions:
Purchase payments received from contract owners (note 4)	42,708	60,551	-	-	22,552,047	11,808,198	536,145	235,684
Transfers between funds	(1,028,480)	(123,352)	(12,188)	(405)	(21,440,570)	(11,873,081)	26,023	(22,240)
Redemptions (notes 2, 3, and 4)	(1,889,748)	(1,898,136)	(7,653)	(6,088)	(22,663,254)	(23,338,467)	(93,943)	-
Adjustments to maintain reserves	250	(273)	1	1	1,428	687	(9)	(9)

Net equity transactions	(2,875,270)	(1,961,210)	(19,840)	(6,492)	(21,550,349)	(23,402,663)	468,216	213,435

Net change in contract owners’ equity	(853,831)	1,711,002	(44,324)	35,587	48,396,028	38,145,929	557,232	256,083
Contract owners’ equity at beginning of period	17,486,105	15,775,103	270,882	235,295	281,969,098	243,823,169	256,083	-

Contract owners’ equity at end of period	$16,632,274	17,486,105	226,558	270,882	330,365,126	281,969,098	813,315	256,083

CHANGE IN UNITS:
Beginning units	814,651	898,461	17,421	17,884	6,515,519	7,141,535	20,955	-
Units purchased	103,633	153,761	234	98	1,169,946	805,556	111,499	23,243
Units redeemed	(228,219)	(237,571)	(1,894)	(561)	(1,696,977)	(1,431,572)	(64,571)	(2,288)

Ending units	690,065	814,651	15,761	17,421	5,988,488	6,515,519	67,883	20,955

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VWBF		VWEM		VWHA		VWHAS
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$310,394	(61,964)	93,175	(128,946)	(38,805)	(147,849)	(184,848)	(415,798)
Realized gain (loss) on investments	(404,312)	(384,362)	304,885	214,567	(1,057,079)	(904,592)	(2,482,287)	(1,990,985)
Change in unrealized gain (loss) on investments	419,534	1,106,322	1,091,025	3,254,670	2,538,676	2,127,142	6,934,842	4,901,599
Reinvested capital gains	-	-	409,091	340,644	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	325,616	659,996	1,898,176	3,680,935	1,442,792	1,074,701	4,267,707	2,494,816

Equity transactions:
Purchase payments received from contract owners (note 4)	32,832	64,702	57,851	179,673	37	44	1,370,607	1,612,198
Transfers between funds	(264,955)	(138,451)	(910,548)	(223,573)	(314,918)	(319,210)	49,982	710,838
Redemptions (notes 2, 3, and 4)	(466,249)	(726,816)	(1,614,221)	(1,439,728)	(915,913)	(949,529)	(1,859,168)	(2,869,658)
Adjustments to maintain reserves	(416)	526	(186)	486	(66)	19	165	(267)

Net equity transactions	(698,788)	(800,039)	(2,467,104)	(1,483,142)	(1,230,860)	(1,268,676)	(438,414)	(546,889)

Net change in contract owners’ equity	(373,172)	(140,043)	(568,928)	2,197,793	211,932	(193,975)	3,829,293	1,947,927
Contract owners’ equity at beginning of period	6,151,027	6,291,070	15,509,646	13,311,853	10,521,976	10,715,951	25,930,502	23,982,575

Contract owners’ equity at end of period	$5,777,855	6,151,027	14,940,718	15,509,646	10,733,908	10,521,976	29,759,795	25,930,502

CHANGE IN UNITS:
Beginning units	253,821	288,142	493,694	546,069	597,024	689,947	4,531,754	4,611,558
Units purchased	18,733	4,861	10,780	76,917,185	39,396	8,542	1,859,425	2,286,179
Units redeemed	(50,323)	(39,182)	(93,611)	(76,969,560)	(127,291)	(101,465)	(1,943,223)	(2,365,983)

Ending units	222,231	253,821	410,863	493,694	509,129	597,024	4,447,956	4,531,754

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	VYDS		VRVDRA		SVDF		SVOF
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(699)	(1,121)	(467)	22,838	(795)	(662)	(2,318)	(2,765)
Realized gain (loss) on investments	23,576	1,348	(325,189)	302	2,005	1,402	15,968	13,260
Change in unrealized gain (loss) on investments	(12,110)	25,198	175,530	(188,998)	22,455	8,145	16,242	26,132
Reinvested capital gains	9,744	9,023	32,823	188,784	4,668	4,819	19,832	30,229

Net increase (decrease) in contract owners’ equity resulting from operations	20,511	34,448	(117,303)	22,926	28,333	13,704	49,724	66,856

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	846,314	621,237	509	(66)	872	2,544
Transfers between funds	(177,930)	-	(464,628)	1,400,528	-	97	-	-
Redemptions (notes 2, 3, and 4)	(5,024)	(2,015)	(42,890)	(14,347)	(3,117)	(2,555)	(33,943)	(30,326)
Adjustments to maintain reserves	18	(2)	343,302	(343,320)	(97)	188	146	(521)

Net equity transactions	(182,936)	(2,017)	682,098	1,664,098	(2,705)	(2,336)	(32,925)	(28,303)

Net change in contract owners’ equity	(162,425)	32,431	564,795	1,687,024	25,628	11,368	16,799	38,553
Contract owners’ equity at beginning of period	162,425	129,994	1,687,024	-	49,734	38,366	269,311	230,758

Contract owners’ equity at end of period	$-	162,425	2,251,819	1,687,024	75,362	49,734	286,110	269,311

CHANGE IN UNITS:
Beginning units	5,849	5,933	188,313	-	-	-	-	-
Units purchased	-	-	154,321	233,753	-	52	-	-
Units redeemed	(5,849)	(84)	(127,581)	(45,440)	-	(52)	-	-

Ending units	-	5,849	215,053	188,313	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WFVOG2		WFVSCG		IVKMG2		GVDIVI
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(231)	(192)	(1,623,663)	(1,498,591)	(66,859)	(222,393)	150,677	479,653
Realized gain (loss) on investments	78	(487)	6,597,645	4,022,919	(4,628,635)	(15,024)	(1,076,727)	(50,840)
Change in unrealized gain (loss) on investments	4,626	2,744	40,369,257	1,489,391	(211,614)	2,204,699	606,641	(211,448)
Reinvested capital gains	1,205	1,609	5,832,761	15,459,225	4,067,445	2,168,599	-	92,297

Net increase (decrease) in contract owners’ equity resulting from operations	5,678	3,674	51,176,000	19,472,944	(839,663)	4,135,881	(319,409)	309,662

Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	7,695,940	5,557,842	(100,245)	95,346	15,744	34,571
Transfers between funds	-	-	(9,117,686)	(8,067,061)	(13,612,814)	(402,006)	(1,827,936)	70,926
Redemptions (notes 2, 3, and 4)	(12)	(11,507)	(10,580,292)	(6,522,739)	(595,013)	(1,962,485)	(180,150)	(238,465)
Adjustments to maintain reserves	13	9	(42)	(2)	193,476	(289)	(7,480)	(51)

Net equity transactions	1	(11,498)	(12,002,080)	(9,031,960)	(14,114,596)	(2,269,434)	(1,999,822)	(133,019)

Net change in contract owners’ equity	5,679	(7,824)	39,173,920	10,440,984	(14,954,259)	1,866,447	(2,319,231)	176,643
Contract owners’ equity at beginning of period	13,839	21,663	96,594,462	86,153,478	14,954,259	13,087,812	2,319,231	2,142,588

Contract owners’ equity at end of period	$19,518	13,839	135,768,382	96,594,462	-	14,954,259	-	2,319,231

CHANGE IN UNITS:
Beginning units	403	850	2,719,852	2,983,354	740,367	856,633	230,954	245,331
Units purchased	-	-	712,997	470,810	31,667	126,620	29,632	19,745
Units redeemed	-	(447)	(978,077)	(734,312)	(772,034)	(242,886)	(260,586)	(34,122)

Ending units	403	403	2,454,772	2,719,852	-	740,367	-	230,954

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVDIV2		NVMLV1		NVMLV2		NVLM2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$3,780,193	10,951,298	12,371	627,463	174,976	16,019,792	(170,954)	(28,638)
Realized gain (loss) on investments	(21,222,686)	(1,279,662)	(1,983,705)	(104,926)	(54,039,806)	(1,428,375)	(433,200)	160,078
Change in unrealized gain (loss) on investments	10,584,849	(4,905,924)	641,489	(84,902)	17,609,902	(4,645,527)	(699,184)	1,743,424
Reinvested capital gains	-	2,114,428	949,299	246,664	27,160,406	5,625,297	1,120,928	323,936

Net increase (decrease) in contract owners’ equity resulting from operations	(6,857,644)	6,880,140	(380,546)	684,299	(9,094,522)	15,571,187	(182,410)	2,198,800

Equity transactions:
Purchase payments received from contract owners (note 4)	690,755	1,394,422	17,181	53,182	2,099,876	3,478,788	576,558	992,895
Transfers between funds	(43,754,810)	4,085,834	(2,471,408)	(307,830)	(71,270,134)	3,841,155	(16,921,490)	1,511,436
Redemptions (notes 2, 3, and 4)	(3,046,927)	(5,938,346)	(240,171)	(398,783)	(4,868,892)	(6,258,174)	(961,999)	(1,078,893)
Adjustments to maintain reserves	(6,810)	(461)	51	(3,163)	209	(192)	(43)	(115)

Net equity transactions	(46,117,792)	(458,551)	(2,694,347)	(656,594)	(74,038,941)	1,061,577	(17,306,974)	1,425,323

Net change in contract owners’ equity	(52,975,436)	6,421,589	(3,074,893)	27,705	(83,133,463)	16,632,764	(17,489,384)	3,624,123
Contract owners’ equity at beginning of period	52,975,436	46,553,847	3,074,893	3,047,188	83,133,463	66,500,699	17,489,384	13,865,261

Contract owners’ equity at end of period	$-	52,975,436	-	3,074,893	-	83,133,463	-	17,489,384

CHANGE IN UNITS:
Beginning units	3,212,335	3,238,080	140,058	171,784	4,690,827	4,631,844	1,309,996	1,200,259
Units purchased	652,334	585,821	8,962	16,093	690,223	761,693	274,218	290,662
Units redeemed	(3,864,669)	(611,566)	(149,020)	(47,819)	(5,381,050)	(702,710)	(1,584,214)	(180,925)

Ending units	-	3,212,335	-	140,058	-	4,690,827	-	1,309,996

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVLCA2		AMTP
	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(170,437)	59,077	-	235
Realized gain (loss) on investments	(519,117)	184,384	-	585
Change in unrealized gain (loss) on investments	(370,242)	2,178,595	-	(2,350)
Reinvested capital gains	218,908	318,413	-	3,092

Net increase (decrease) in contract owners’ equity resulting from operations	(840,888)	2,740,469	-	1,562

Equity transactions:
Purchase payments received from contract owners (note 4)	1,936,350	2,389,460	-	97
Transfers between funds	(23,428,639)	4,619,970	-	(739)
Redemptions (notes 2, 3, and 4)	(371,961)	(1,161,622)	-	(438)
Adjustments to maintain reserves	(1,234)	37,076	-	(13,860)

Net equity transactions	(21,865,484)	5,884,884	-	(14,940)

Net change in contract owners’ equity	(22,706,372)	8,625,353	-	(13,378)
Contract owners’ equity at beginning of period	22,706,372	14,081,019	-	13,378

Contract owners’ equity at end of period	$-	22,706,372	-	-

CHANGE IN UNITS:
Beginning units	1,555,557	1,144,692	-	-
Units purchased	249,810	568,587	-	-
Units redeemed	(1,805,367)	(157,722)	-	-

Ending units	-	1,555,557	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-II (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
ALGER AMERICAN FUNDS
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
ALPS FUNDS
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)*
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
BLACKROCK FUNDS
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
CHARLES SCHWAB FUNDS
Schwab Government Money Market Portfolio(TM) (CHSMM)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

COLUMBIA FUNDS MANAGEMENT COMPANY
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)
EATON VANCE FUNDS
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
FEDERATED HERMES, INC.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class (FCP)*
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)
GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
INVESCO INVESTMENTS
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
JANUS HENDERSON INVESTORS
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
LAZARD FUNDS
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
MAINSTAY FUNDS
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)*
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
MERGER FUNDS
The Merger Fund VL - The Merger Fund VL (MGRFV)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class II (MSVREB)
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
NORTHERN LIGHTS
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class (PMVFHV)*
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
RATIONAL FUNDS
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)
ROYCE CAPITAL FUNDS
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)*
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
VICTORY FUNDS
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)*
VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
WELLS FARGO FUNDS
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
Wells Fargo Variable Trust - VT Index Asset Allocation Fund: Class 2 (WFVAA)*
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2020, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2020 and for each of the years in the two-year period ended December 31, 2020. For the subaccounts listed below with inception or liquidation dates in 2020, the financial statements are as of December 31, 2020 and for the period from the inception date to December 31, 2020 or from January 1, 2020 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2020 and for the period from inception date to December 31, 2019 or from January 1, 2019 to the liquidation date:

	Inception Date	Liquidation Date
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)	11/19/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)	1016/2020
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)	10/16/2020
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)	9/14/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)	9/11/2020
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)	9/11/2020
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)	8/18/2020
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)	7/1/2020
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)	7/1/2020
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)	6/4/2020
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)	5/19/2020
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)	5/19/2020
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)	5/5/2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)	4/30/2020
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)	10/22/2019
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)	10/22/2019
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)	10/15/2019
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)	5/20/2019
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	5/20/2019
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)	5/16/2019
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	5/13/2019
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)	2/1/2019
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)		4/30/2019

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

For the one-year period ended December 31, 2020, the following subaccount mergers occurred. The subaccounts that were acquired during the year are no longer available as of December 31, 2020.

Acquired Subaccount Abbreviation	Acquired Subaccount	Acquiring Subaccount Abbreviation	Acquiring Subaccount	Effective Date
IVKMG2	Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares	OVAG2	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II	4/30/2020
GVDIVI	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I	NVMIVX	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	10/16/2020
GVDIV2	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II	NVMIVZ	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z	10/16/2020
NVLCA2	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II	NVDCA2	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	10/23/2020
NVLM2	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II	GVIDM	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	10/23/2020
NVMLV1	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I	NVAMVX	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X	9/11/2020
NVMLV2	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II	NVAMVZ	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z	9/11/2020

For the one-year period ended December 31, 2020, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
ARLPE3	ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III	ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III	5/1/2020
ACVIG	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I	9/25/2020
ACVIG2	American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II	9/25/2020
FQB	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares	5/1/2020
FQBS	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares	Federated Insurance Series - Federated Quality Bond Fund II: Service Shares	5/1/2020
FVU2S	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares	Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares	5/1/2020
JABS	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares	Janus Henderson VIT Balanced Portfolio: Service Shares	5/1/2020
JACAS	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares	Janus Henderson VIT Forty Portfolio: Service Shares	5/1/2020
JAFBS	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	Janus Henderson VIT Flexible Bond Portfolio: Service Shares	5/1/2020
JAGTS	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares	Janus Henderson VIT Global Technology Portfolio: Service Shares	5/1/2020
JAIGS	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares	Janus Henderson VIT Overseas Portfolio: Service Shares	5/1/2020
JAMGS	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares	Janus Henderson VIT Enterprise Portfolio: Service Shares	5/1/2020
NCPG2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II	5/1/2020
NCPGI2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II	5/1/2020
NVAMV1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I	5/1/2020
NVAMV2	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II	Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II	5/1/2020
NVCCA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II	5/1/2020
NVCCN2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II	5/1/2020
NVCMA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II	5/1/2020
NVCMC2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II	5/1/2020
NVCMD2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II	5/1/2020
NVCRA2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II	5/1/2020
NVCRB2	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II	5/1/2020
NVMIG1	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I	5/1/2020
NVMIG6	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II	5/1/2020
NVMLG1	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I	1/21/2020
NVMLG2	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II	1/21/2020
NVMMG1	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I	1/21/2020
NVMMG2	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II	1/21/2020
NVNSR1	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I	5/1/2020
NVNSR2	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II	5/1/2020
NVOLG1	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I	5/1/2020
NVOLG2	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II	Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II	5/1/2020
NVTIV3	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I	5/1/2020
TRF	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I	5/1/2020
TRF2	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II	5/1/2020
VWBF	VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class	VanEck VIP Trust - Unconstrained Emerging Markets Bond Fund: Initial Class	5/1/2020

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 0.80% to 4.75%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.40% - 1.85% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption in unit values	Up to $30 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	8 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
One-Month Enhanced Death Benefit Option	0.20% - 0.35%
One-Month Enhanced Death Benefit Option II	0.20% - 0.35%
One-Year Enhanced Death Benefit Option	0.10% - 0.20%
One-Year Enhanced Death Benefit Option II	0.15% - 0.20%
Combination Enhanced Death Benefit Option	0.30% - 0.65%
Combination Enhanced Death Benefit Option II	0.35% - 0.65%
Combination Enhanced Death Benefit Option III	0.65%
Return of Premium	0.10%
Return of Premium Death Benefit with Spousal Protection	0.20%
Beneficiary Protector II Option	0.35%
3% Extra Value Credit Option	0.10% - 0.45%
4% Extra Value Credit Option	0.25% - 0.40%
5% Extra Value Credit Option	0.45% - 0.70%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	1.00%
Guaranteed Lifetime Withdrawal Fee	0.60%
Spousal Continuation Option Fee	0.10%
Spousal Protection Annuity Option	0.10% - 0.20%
Spousal Protection Annuity Option II	0.20%
No CDSC Option	0.25% - 0.55%
Four Year CDSC Option	0.20% - 0.50%
Reduced CDSC Option (“Liquidity Option”)	0.50%
Highest Anniversary Value Death Benefit Option	0.40%
Highest Anniversary Value Death Benefit Option with Spousal Protection	0.50%
Rider Charges - assessed annually as a percentage of the rider’s benefit base through a redemption of units
5% Nationwide Lifetime Income Rider	1.00%
7% Nationwide Lifetime Income Rider	1.00% - 1.50%
10% Nationwide Lifetime Income Rider	1.20%
Nationwide Lifetime Income Capture Option	1.50%
Nationwide Lifetime Income Track Option	1.50%
5% Joint Option for the Nationwide Lifetime Income Rider	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider	0.15% - 0.40%
10% Joint Option for the Nationwide Lifetime Income Rider	0.30%
Joint Option for the Nationwide Lifetime Income Capture Option	0.40%
Joint Option for the Nationwide Lifetime Income Track Option	0.40%
Nationwide Lifetime Income Rider Plus Core	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Core	0.40%
Nationwide Lifetime Income Rider Plus Accelerated	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Accelerated	0.40%
Nationwide Lifetime Income Rider Plus Max	1.50%
Joint Option for Nationwide Lifetime Income Rider Plus Max	0.40%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $395,141,048 and $428,008,685, respectively, and total transfers from the Separate Account to the fixed account were $177,646,483 and $148,335,147, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$59,291,266,825	$-	$-	$59,291,266,825

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ALVBWB	$17,323	$5,673
ALVDAA	6,831	323
ALVDAB	479,301	1,426,385
ALVGIB	364,752	887,307
ALVIVB	533,180	217,892
ALVSVA	66,101	171,842
ALVSVB	15,984,667	12,409,005
ALMCS	471,518	396,229
AAEIP3	10,186	1,216
ARLPE3	88,116	677
ACVB	2,585,446	5,154,223
ACVCA	4,571	3,855
ACVI	919	1,493
ACVIG	1,217,734	1,410,370
ACVIG2	308,506	510,152
ACVIP1	305,587	405,743
ACVIP2	41,784,899	48,110,027
ACVMV1	864,067	2,089,475
ACVMV2	14,362,228	19,932,957
ACVV2	3,187,953	184,965
AFGC	175,556	88,093
AFGF	565,258	1,100,919
AFHY	453,161	433,515
AMVBC4	557,881	237,898
AMVCB4	26,331	789
AMVGS4	60,465	82,784
AMVI4	36,734	260,443
AMVNW4	54,467	17
AVPAP2	39,514,575	84,446,416
BRVED3	33,706,918	32,977,745
BRVHY3	20,529,358	32,705,200
BRVTR3	101,073,494	49,189,620
MLVGA3	29,802,904	41,175,101
DCAP	3,082,377	5,194,621
DCAPS	10,671,333	21,678,828
DGI	1,264,974	1,931,572
DSIF	16,990,664	23,049,202
DSIFS	13,099,008	25,709,523
DSRG	1,168,511	4,271,312
DVDLS	89,162	219,309
DVMCSS	5,211,116	5,781,898
DVSCS	8,074,007	11,521,196
CHSMM	9,510,890	8,012,078
CLVHY2	12,487,248	15,665,913
DWVSVS	13,049,714	9,765,370
DWVVLS	312,145	487,646
ETVFR	4,908,043	17,199,215
FQB	623,739	599,223
FQBS	1,499,535	2,548,111
FVU2S	80,469	108,618
FAMP	2,676,186	8,348,367
FB2	138,638,111	78,522,262
FC2	48,229,733	3,215,173
FEI2	32,041,742	33,464,215
FEIP	15,920,252	26,034,224
FEMS2	16,897,544	1,027,407

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

FF10S	1,316,723	996,031
FF10S2	46,258,683	28,935,155
FF20S	1,502,004	2,393,820
FF20S2	30,606,871	43,760,677
FF30S	2,213,000	1,602,313
FF30S2	11,548,454	8,104,208
FG2	115,185,101	70,372,906
FGI2	147,347,406	55,747,858
FGP	45,222,382	45,351,588
FHIP	4,616,780	6,834,128
FIGBP2	207,247,242	110,271,151
FIGBS	3,713,209	2,794,558
FMC2	16,504,783	50,259,606
FMCS	523,167	2,888,133
FNRS2	14,947,719	14,741,929
FO2	6,191,872	16,008,816
FOP	699,777	5,432,403
FRESS2	3,389,729	3,159,336
FVSS	458,333	656,120
FVSS2	465,025	656,806
FTVDM2	984,077	2,139,085
FTVFA2	31,539,219	17,684,037
FTVGI2	10,186,572	15,079,279
FTVIS2	41,450,625	56,573,851
FTVMD2	221,275	612,021
FTVRD2	2,840,980	7,471,479
FTVSI2	355,091	172,446
FTVSV2	12,666,044	14,384,083
TIF2	2,845,424	3,762,864
GVGMNS	494,901	1,265,869
GVMSAS	505,916	247,977
GVSSCS	79,344	128,172
RSRF	529	123
RVARS	4,487,800	5,445,435
ACEG2	2,070,573	1,904,684
IVBRA1	78,591	10,812
IVMCC2	4,000,518	2,278,590
OVAG	1,678,910	2,384,953
OVAG2	14,781,195	3,394,901
OVB	3,757,617	2,656,546
OVGI	2,068,439	2,103,702
OVGIS	25,324,134	37,043,057
OVGS	5,658,635	15,532,008
OVGSS	6,121,526	20,495,027
OVIG	146,525	396,647
OVIGS	6,886,727	11,055,637
OVMS	2,228,967	2,592,861
OVSB	152,637	246,567
OVSBS	450,421	1,538,142
OVSC	992,909	1,357,267
OVSCS	13,897,018	21,151,150
WRASP	5,611,101	23,819,394
WRENG	124,537	51,639
WRHIP	5,494,790	12,932,176
WRMCG	47,094,958	28,828,962
WRPAP	1,495	63
WRPCP	2,034,863	548,869
WRPMAP	6,931,691	12,389,886
WRPMAV	554,160	1,185,559
WRPMCP	533,480	449,253

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

WRPMCV	134,480	583,443
WRPMMV	390,442	629,790
WRPMP	2,541,353	4,371,371
JPICB2	16,411,511	443,002
JPMMV1	790,680	1,797,615
JABS	719,246	1,394,921
JACAS	15,144,762	32,211,278
JAFBS	30,663,013	12,718,514
JAGTS	65,152,502	49,664,247
JAIGS	916,500	5,928,743
JAMGS	718,164	650,231
LZREMS	4,569,849	4,105,585
LOVSDC	842,234	307,616
LOVTRC	19,171,537	8,754,671
MNCPS2	128,489	9,045
M2IGSS	799,177	1,495,693
MNDSC	22,861,437	19,598,150
MV2RIS	1,894,740	4,861
MV3MVS	6,184,415	2,513,594
MVFSC	43,993,919	41,817,304
MVIGSC	10,882,621	897,577
MVIVSC	16,348,398	46,071,848
MVRBSS	296,737	167
MVUSC	33,649	25,201
MGRFV	16	708
MSEM	52,809	166,607
MSEMB	27,692	77,260
MSGI2	1,468,304	2,263,276
MSVF2	3,418,182	4,487,968
MSVFI	1,763,400	2,141,324
MSVRE	1,538	2,230
MSVREB	81	456
VKVGR2	47,854	45,974
DTRTFB	20,993,901	18,815,290
EIF	1,074,656	461,537
EIF2	63,711,257	24,286,435
GBF	105,198,830	98,274,822
GBF2	495,814	239,457
GEM	602,988	1,654,026
GEM2	3,373,111	8,354,179
GIG	461,653	1,566,566
GVAAA2	681,923,349	560,308,608
GVABD2	564,903,583	474,097,626
GVAGG2	42,534,564	57,686,309
GVAGI2	679,611,143	488,100,909
GVAGR2	185,591,042	116,028,906
GVDMA	47,636,900	78,507,835
GVDMC	26,747,508	79,841,424
GVEX1	636,466	8,553
GVEX2	212,755,222	65,923,529
GVIDA	32,388,728	18,562,080
GVIDC	166,965,402	113,336,818
GVIDM	130,041,469	256,828,848
GVIX2	1,888,103	1,292,917
GVIX8	16,863,069	8,900,878
GVDIV2	10,402,936	52,741,098
GVDIVI	385,962	2,235,158
IVKMG2	4,518,647	14,632,950
NVLCA2	3,178,582	24,958,561
NVLM2	4,297,446	20,654,558

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

NVMLV1	1,133,776	2,866,502
NVMLV2	34,831,564	81,535,332
OVCAFS	61,569	59,616
HIBF	25,238,406	27,985,879
IDPG2	33,021,738	53,998,376
IDPGI2	12,948,079	26,405,044
MCIF	39,468,311	26,621,547
MCIF2	736,946	1,176
MSBF	26,324,670	29,832,381
NAMAA2	233,527,684	64,774,418
NAMGI2	117,303,726	53,300,443
NCPG2	21,322,808	80,356,275
NCPGI2	13,083,401	36,853,466
NJMMA2	9,714,873	633,453
NJNDE2	10,611,334	1,298,536
NVAMV1	1,372,417	5,885,423
NVAMV2	15,978,668	96,879,710
NVAMVX	3,597,978	179,608
NVAMVZ	139,269,428	1,357,505
NVBX	1,792,659	4,570
NVCBD1	2,261,822	2,212,234
NVCBD2	28,890,886	25,248,814
NVCCA2	108,936,784	247,544,384
NVCCN2	183,508,386	130,671,398
NVCMA2	14,087,834	33,849,025
NVCMC2	17,189,277	85,977,709
NVCMD2	80,965,969	268,679,172
NVCRA2	11,390,876	7,902,925
NVCRB2	41,311,794	200,513,682
NVDBL2	83,490,147	139,874,279
NVDCA2	99,121,600	153,525,287
NVFIII	13,349,216	2,083,848
NVGEII	6,968,198	328,480
NVIE6	2,953,869	6,422,683
NVLCP2	25,396,558	12,760,877
NVMGA2	22,952,395	29,596,011
NVMIG1	9,095,454	2,543,289
NVMIG6	51,522,847	32,614,211
NVMIVX	1,862,067	141,202
NVMIVZ	51,092,368	324,216
NVMLG1	4,681,420	1,676,887
NVMLG2	71,051,360	32,221,482
NVMM2	977,883	853,125
NVMMG1	27,737,987	21,255,504
NVMMG2	51,219,666	66,803,581
NVMMV1	28,097	107,469
NVMMV2	11,904,282	25,050,030
NVNMO1	6,437,518	7,615,967
NVNMO2	12,208,168	12,646,376
NVNSR1	367,179	505,254
NVNSR2	11,719,183	20,169,989
NVOLG1	45,272,560	43,060,560
NVOLG2	69,081,424	94,955,519
NVRE1	1,080,838	4,974,087
NVRE2	3,676,672	17,269,253
NVSIX2	26,968,794	13,232,628
NVSTB2	73,721,623	63,440,419
NVTIV3	23,052,779	31,100,656
SAM	466,928,554	296,135,811
SCF	2,425,117	7,074,878

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

SCF2	4,252,053	6,900,871
SCGF	2,035,718	1,519,653
SCGF2	17,718,699	17,692,068
SCVF	675,993	3,094,086
SCVF2	5,015,929	4,862,844
TRF	10,519,475	12,883,450
TRF2	14,300,359	18,684,557
AMCG	3,772	4,458
AMINS	5,644	14,869
AMMCGS	749,856	1,020,312
AMSRS	764,150	2,316,359
AMTB	8,230,423	13,049,282
NOTB4	371,327	2,444,149
NOTG4	128,023	725,805
NOTMG4	269,281	1,207,469
PMUBA	3,199	827
PMVAAD	2,669,217	6,155,862
PMVEBD	2,558,446	2,511,745
PMVFAD	3,045,867	3,238,145
PMVFHA	82,209	161,238
PMVHYD	82,656	25,391
PMVIV	1,492,507	3,229
PMVLAD	77,124,700	79,898,318
PMVRA	233,641	31,063
PMVRSD	16,178	27,530
PMVSTA	25,910,333	23,046,070
PMVTRD	72,379,345	62,022,251
PVEIB	7,776,461	615,075
PVGOB	3,865,981	1,848,331
PVIGIB	868,513	79,094
PVTIGB	3,183,319	9,077,402
HVSIT	2,509,245	4,480,997
ROCSC	8,875	23,857
TRHS2	33,108,406	40,584,692
VVGGS	818,207	346,143
VWBF	823,205	1,211,184
VWEM	891,094	2,855,604
VWHA	91,910	1,361,505
VWHAS	6,073,782	6,697,208
VYDS	11,042	184,950
VRVDRA	1,519,740	1,148,587
SVDF	5,178	3,882
SVOF	21,770	36,388
WFVOG2	1,205	243
WFVSCG	22,904,409	30,697,317

	$7,713,922,853	$7,374,723,205

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (ALVBWB)
2020			0.40%	18,898			$18.40	$347,712	2.16%			8.81%
2019			0.40%	19,109			16.91	323,129	2.51%			17.73%
2018			0.40%	24,863			14.36	357,099	1.65%			-6.79%
2017			0.40%	30,764			15.41	474,039	1.82%			15.16%
2016			0.40%	40,001			13.38	535,226	1.77%			4.03%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2020			0.60%	4,485			13.99	62,732	1.82%			4.39%
2019			0.60%	4,030			13.40	53,995	2.05%			14.82%
2018			0.60%	4,197			11.67	48,975	1.88%			-7.63%
2017			0.60%	4,267			12.63	53,903	1.89%			13.98%
2016	0.40%	to	0.60%	5,166	11.17	to	11.08	57,330	0.86%	3.18%	to	2.97%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
2020	1.15%	to	2.75%	1,039,394	14.11	to	12.25	13,805,895	1.50%	3.65%	to	1.98%
2019	1.15%	to	2.75%	1,110,926	13.62	to	12.02	14,350,826	1.80%	13.92%	to	12.07%
2018	1.15%	to	2.75%	1,218,690	11.95	to	10.72	13,924,702	1.57%	-8.42%	to	-9.91%
2017	1.15%	to	2.75%	1,435,565	13.05	to	11.90	18,039,735	1.73%	13.01%	to	11.19%
2016	1.15%	to	2.75%	1,590,436	11.55	to	10.70	17,765,025	0.58%	2.18%	to	0.53%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
2020	0.95%	to	2.20%	104,459	31.47	to	31.18	3,662,678	1.34%	1.50%	to	0.22%
2019	0.95%	to	2.20%	127,381	31.00	to	31.11	4,417,884	1.04%	22.44%	to	20.89%
2018	0.95%	to	2.20%	139,338	25.32	to	25.74	3,972,318	0.74%	-6.74%	to	-7.93%
2017	0.95%	to	2.25%	151,189	27.15	to	27.74	4,646,927	1.21%	17.47%	to	15.94%
2016	0.95%	to	2.25%	191,288	23.11	to	23.93	5,023,652	0.82%	10.02%	to	8.58%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2020	0.40%	to	2.05%	175,607	9.12	to	8.73	1,559,120	1.59%	1.80%	to	0.12%
2019	0.40%	to	2.05%	138,361	8.96	to	8.72	1,218,872	1.06%	16.32%	to	14.40%
2018	1.15%	to	1.95%	78,022	7.67	to	7.63	596,866	1.31%	-23.33%	to	-23.75%	****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2020	0.40%	to	0.60%	26,824	18.46	to	18.17	494,075	1.07%	2.96%	to	2.75%
2019	0.40%	to	0.60%	33,267	17.93	to	17.69	595,041	0.63%	19.62%	to	19.38%
2018	0.40%	to	0.60%	46,638	14.99	to	14.82	696,729	0.50%	-15.37%	to	-15.54%
2017	0.40%	to	0.60%	52,066	17.71	to	17.54	918,797	0.45%	12.70%	to	12.47%
2016	0.40%	to	0.60%	50,194	15.71	to	15.60	786,301	0.47%	24.59%	to	24.34%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2020	0.40%	to	2.85%	2,428,393	25.45	to	31.82	104,195,951	0.82%	2.64%	to	0.12%
2019	0.40%	to	2.85%	2,334,269	24.79	to	31.78	98,654,265	0.32%	19.42%	to	16.49%
2018	0.40%	to	2.85%	2,480,515	20.76	to	27.29	88,375,527	0.22%	-15.64%	to	-17.72%
2017	0.40%	to	2.85%	2,686,124	24.61	to	33.16	114,676,538	0.24%	12.40%	to	9.64%
2016	0.40%	to	2.85%	2,879,199	21.89	to	30.25	110,645,228	0.36%	24.29%	to	21.25%
Alger Mid Cap Growth Portfolio: Class S Shares (ALMCS)
2020	0.95%	to	1.05%	10,992	46.97	to	46.15	509,767	0.00%	62.70%	to	62.53%
2019	0.95%	to	1.05%	10,997	28.87	to	28.39	313,636	0.00%	28.40%	to	28.27%
2018	0.95%	to	1.05%	14,528	22.48	to	22.14	323,749	0.00%	-8.67%	to	-8.76%
2017	0.95%	to	1.05%	15,407	24.62	to	24.26	376,240	0.00%	27.96%	to	27.83%
2016	0.95%	to	1.05%	13,340	19.24	to	18.98	254,416	0.00%	-0.47%	to	-0.57%
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2020			0.40%	3,988			6.21	24,770	3.26%			-25.43%
2019			0.40%	2,758			8.33	22,970	1.69%			19.93%
2018			0.40%	2,662			6.94	18,486	1.73%			-19.28%
2017			0.40%	2,975			8.60	25,596	2.70%			-1.23%
2016			0.40%	1,359			8.71	11,839	2.99%			40.23%
ALPS Variable Investment Trust - ALPS/Red Rocks Global Opportunity Portfolio: Class III (ARLPE3)
2020			0.60%	11,330			13.18	149,335	13.58%			8.60%
2019			0.60%	5,727			12.14	69,504	0.00%			39.00%
2018			0.60%	5,727			8.73	50,003	0.00%			-12.69%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP Balanced Fund: Class I (ACVB)
2020	0.80%	to	1.40%	530,862	44.70	to	44.79	25,726,888	1.16%	11.63%	to	10.95%
2019	0.80%	to	1.40%	606,322	40.04	to	40.37	26,517,118	1.55%	18.89%	to	18.17%
2018	0.80%	to	1.40%	685,780	33.68	to	34.16	25,337,419	1.40%	-4.60%	to	-5.18%
2017	0.80%	to	1.40%	753,983	35.31	to	36.03	29,338,342	1.53%	13.00%	to	12.32%
2016	0.80%	to	1.40%	849,906	31.24	to	32.08	29,397,866	1.57%	6.14%	to	5.50%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2020	0.80%	to	1.40%	463,781	33.71	to	29.38	13,865,280	1.96%	10.91%	to	10.24%
2019	0.80%	to	1.40%	498,774	30.40	to	26.65	13,515,695	2.07%	22.96%	to	22.21%
2018	0.80%	to	1.40%	578,960	24.72	to	21.81	12,831,751	1.92%	-7.62%	to	-8.18%
2017	0.80%	to	1.40%	610,024	26.76	to	23.75	14,711,679	2.35%	19.52%	to	18.80%
2016	0.80%	to	1.40%	690,001	22.39	to	19.99	13,995,878	2.36%	12.58%	to	11.90%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)
2020	0.95%	to	2.40%	95,652	33.60	to	31.07	3,498,121	1.71%	10.39%	to	8.77%
2019	0.95%	to	2.40%	107,378	30.44	to	28.56	3,573,215	1.83%	22.57%	to	20.78%
2018	0.95%	to	2.40%	113,996	24.84	to	23.65	3,108,648	1.67%	-8.08%	to	-9.43%
2017	0.95%	to	2.40%	124,007	27.02	to	26.11	3,694,137	2.10%	19.16%	to	17.42%
2016	0.95%	to	2.40%	136,268	22.67	to	22.24	3,420,647	2.08%	12.13%	to	10.49%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2020	0.40%	to	0.60%	168,947	11.37	to	11.20	1,918,616	1.61%	9.37%	to	9.15%
2019	0.40%	to	0.60%	181,218	10.40	to	10.26	1,882,070	2.62%	8.72%	to	8.50%
2018	0.40%	to	0.60%	164,109	9.56	to	9.46	1,567,758	3.24%	-2.96%	to	-3.16%
2017	0.40%	to	0.60%	118,106	9.86	to	9.76	1,162,923	3.54%	3.51%	to	3.30%
2016	0.40%	to	0.60%	44,469	9.52	to	9.45	422,663	2.30%	4.29%	to	4.08%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2020	0.40%	to	2.85%	13,530,463	15.03	to	11.88	205,662,850	1.33%	9.12%	to	6.43%
2019	0.40%	to	2.85%	14,004,669	13.77	to	11.16	197,180,047	2.29%	8.47%	to	5.80%
2018	0.40%	to	2.85%	16,102,403	12.70	to	10.55	211,026,750	2.83%	-3.21%	to	-5.60%
2017	0.40%	to	2.85%	16,760,938	13.12	to	11.17	229,258,020	2.62%	3.26%	to	0.73%
2016	0.40%	to	2.85%	16,430,647	12.70	to	11.09	220,038,920	1.83%	3.97%	to	1.42%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2020	0.40%	to	1.40%	346,062	20.27	to	28.01	9,253,445	1.78%	0.81%	to	-0.21%
2019	0.40%	to	1.40%	399,967	20.10	to	28.07	10,809,320	2.05%	28.63%	to	27.34%
2018	0.40%	to	1.40%	458,528	15.63	to	22.04	9,755,079	1.41%	-13.19%	to	-14.06%
2017	0.40%	to	1.40%	517,510	18.00	to	25.65	12,924,699	1.53%	11.25%	to	10.13%
2016	0.40%	to	1.40%	576,317	16.18	to	23.29	13,078,348	1.71%	22.36%	to	21.14%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
2020	0.40%	to	2.85%	4,865,239	30.71	to	26.15	156,368,879	1.70%	0.71%	to	-1.77%
2019	0.40%	to	2.85%	5,000,394	30.50	to	26.62	160,894,132	1.91%	28.48%	to	25.32%
2018	0.40%	to	2.85%	5,609,467	23.74	to	21.24	141,799,223	1.27%	-13.31%	to	-15.46%
2017	0.40%	to	2.85%	6,044,690	27.38	to	25.12	178,366,410	1.38%	11.02%	to	8.30%
2016	0.40%	to	2.85%	6,722,132	24.66	to	23.20	180,219,498	1.56%	22.23%	to	19.23%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
2020	0.40%	to	2.45%	89,777	24.43	to	29.39	3,061,094	6.25%	0.43%	to	-1.64%
American Funds Insurance Series(R) - U.S. Government/AAA-Rated Securities Fund: Class 1 (AFGC)
2020			1.30%	17,811			40.74	725,635	2.03%			8.66%
2019			1.30%	16,091			37.50	603,338	2.18%			4.32%
2018			1.30%	17,972			35.94	645,953	2.01%			-0.41%
2017			1.30%	18,957			36.09	684,134	1.53%			0.51%
2016			1.30%	19,599			35.91	703,758	1.59%			0.12%
American Funds Insurance Series(R) - Growth Fund: Class 1 (AFGF)
2020			1.30%	46,920			329.52	15,461,329	0.56%			50.48%
2019			1.30%	49,615			218.98	10,864,364	0.99%			29.41%
2018			1.30%	54,721			169.22	9,259,805	0.66%			-1.32%
2017			1.30%	62,814			171.48	10,771,585	0.67%			26.96%
2016			1.30%	82,124			135.07	11,092,388	0.99%			8.34%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
American Funds Insurance Series(R) - High-Income Bond Fund: Class 1 (AFHY)
2020			1.30%	6,943			74.17	514,946	9.15%			6.80%
2019			1.30%	7,182			69.44	498,748	6.45%			11.38%
2018			1.30%	6,474			62.35	403,644	5.17%			-3.43%
2017			1.30%	11,741			64.56	757,997	6.21%			5.86%
2016			1.30%	13,960			60.99	851,416	6.41%			16.30%
American Funds Insurance Series(R) - Blue Chip Income and Growth Fund: Class 4 (AMVBC4)
2020	0.40%	to	1.15%	75,460	12.14	to	11.79	908,271	2.02%	8.04%	to	17.94%
2019	0.40%	to	0.60%	48,970	11.24	to	11.20	549,737	2.10%	20.55%	to	20.31%
2018	0.40%	to	0.60%	22,264	9.32	to	9.31	207,323	1.57%	-6.76%	to	-6.89%	****
American Funds Insurance Series(R) - Capital Income Builder(R): Class 4 (AMVCB4)
2020	0.40%	to	0.60%	15,431	11.59	to	11.53	178,195	2.66%	3.70%	to	3.49%
2019	0.40%	to	0.60%	13,318	11.17	to	11.14	148,449	2.70%	17.15%	to	16.91%
2018	0.40%	to	0.60%	12,383	9.54	to	9.53	118,006	1.48%	-4.61%	to	-4.74%	****
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4 (AMVGS4)
2020			0.60%	43,527			14.64	637,018	0.13%			28.61%
2019			0.60%	47,375			11.38	539,073	0.00%			30.46%
2018			0.60%	16,712			8.72	145,761	0.00%			-12.77%	****
American Funds Insurance Series(R) - International Fund: Class 4 (AMVI4)
2020	0.40%	to	1.15%	29,230	11.80	to	13.06	343,835	0.42%	13.20%	to	30.57%
2019	0.40%	to	0.60%	50,587	10.42	to	10.39	525,622	1.31%	22.18%	to	21.93%
2018	0.40%	to	0.60%	41,884	8.53	to	8.52	356,821	1.40%	-14.71%	to	-14.83%	****
American Funds Insurance Series(R) - New World Fund: Class 4 (AMVNW4)
2020	1.05%	to	1.35%	4,129	13.41	to	13.39	55,371	0.00%	34.12%	to	33.89%	****
American Funds Insurance Series(R) - Managed Risk Asset Allocation Fund: Class P2 (AVPAP2)
2020	0.40%	to	2.85%	43,965,150	16.08	to	13.29	706,431,019	1.52%	5.46%	to	2.86%
2019	0.40%	to	2.85%	48,793,019	15.25	to	12.92	751,824,542	2.33%	17.51%	to	14.62%
2018	0.40%	to	2.85%	52,660,875	12.98	to	11.27	698,288,757	1.34%	-5.28%	to	-7.62%
2017	0.40%	to	2.85%	57,113,592	13.70	to	12.20	808,276,400	0.77%	14.35%	to	11.54%
2016	0.40%	to	2.85%	60,059,364	11.98	to	10.94	751,684,583	1.32%	6.85%	to	4.23%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2020	0.40%	to	2.85%	16,016,383	15.92	to	13.82	240,120,474	1.97%	3.16%	to	0.62%
2019	0.40%	to	2.85%	16,520,109	15.43	to	13.74	242,401,136	1.83%	26.95%	to	23.83%
2018	0.40%	to	2.85%	17,237,659	12.15	to	11.09	201,391,321	1.72%	-7.79%	to	-10.07%
2017	0.40%	to	2.85%	18,794,597	13.18	to	12.33	240,731,201	1.58%	16.03%	to	13.18%
2016	0.40%	to	2.85%	17,052,613	11.36	to	10.90	190,253,960	1.79%	15.60%	to	12.76%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2020	0.40%	to	2.55%	3,105,765	12.14	to	11.59	38,197,026	5.19%	6.58%	to	4.28%
2019	0.40%	to	2.55%	4,274,867	11.39	to	11.11	49,951,526	5.18%	14.40%	to	11.93%
2018	0.40%	to	2.55%	2,224,850	9.96	to	9.93	22,899,633	5.18%	-3.28%	to	-5.38%
2017	0.40%	to	2.55%	2,888,766	10.30	to	10.49	31,168,746	5.00%	2.98%	to	4.36%
2016	1.15%	to	2.50%	1,270,873	10.29	to	10.06	12,972,988	5.17%	11.52%	to	10.01%
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2020	0.40%	to	2.85%	36,250,688	12.01	to	10.43	411,656,607	1.90%	8.11%	to	5.45%
2019	0.40%	to	2.85%	33,610,292	11.11	to	9.89	356,599,362	2.61%	8.71%	to	6.04%
2018	0.40%	to	2.85%	30,210,417	10.22	to	9.33	297,633,981	2.47%	-1.12%	to	-3.57%
2017	0.40%	to	2.85%	24,686,644	10.34	to	9.67	248,305,125	2.23%	2.79%	to	0.27%
2016	0.40%	to	2.85%	16,323,965	10.06	to	9.65	161,297,863	1.76%	2.05%	to	-0.45%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2020	0.40%	to	2.75%	16,997,308	24.20	to	18.32	355,709,751	1.28%	20.23%	to	17.39%
2019	0.40%	to	2.85%	18,748,962	20.13	to	15.43	330,200,800	1.25%	17.28%	to	14.40%
2018	0.40%	to	2.85%	20,772,328	17.16	to	13.49	315,810,502	0.84%	-7.95%	to	-10.23%
2017	0.40%	to	2.85%	22,494,782	18.64	to	15.03	375,898,088	1.27%	13.25%	to	10.48%
2016	0.40%	to	2.85%	23,713,308	16.46	to	13.60	354,185,101	1.19%	3.39%	to	0.85%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2020	0.80%	to	1.40%	638,601	50.55	to	43.85	28,557,319	0.79%	22.70%	to	21.96%
2019	0.80%	to	1.40%	747,557	41.20	to	35.95	27,383,863	1.17%	35.01%	to	34.19%
2018	0.80%	to	1.40%	835,497	30.52	to	26.79	22,786,540	1.26%	-7.60%	to	-8.16%
2017	0.80%	to	1.40%	883,156	33.03	to	29.17	26,202,804	1.33%	26.32%	to	25.56%
2016	0.80%	to	1.40%	997,558	26.15	to	23.24	23,553,895	1.63%	7.04%	to	6.40%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
2020	0.40%	to	2.75%	2,275,227	31.27	to	31.18	92,240,083	0.55%	22.89%	to	19.99%
2019	0.40%	to	2.75%	2,761,476	25.45	to	25.98	92,162,383	0.93%	35.24%	to	32.05%
2018	0.40%	to	2.75%	3,195,645	18.82	to	19.68	79,876,330	1.01%	-7.48%	to	-9.67%
2017	0.40%	to	2.75%	3,794,414	20.34	to	21.78	103,566,423	1.08%	26.50%	to	23.53%
2016	0.40%	to	2.75%	4,453,762	16.08	to	17.64	97,160,288	1.39%	7.20%	to	4.68%
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares (DGI)
2020	0.80%	to	1.40%	349,495	47.70	to	41.23	14,684,256	0.77%	23.64%	to	22.89%
2019	0.80%	to	1.40%	396,354	38.58	to	33.55	13,545,644	1.08%	28.09%	to	27.31%
2018	0.80%	to	1.40%	442,636	30.12	to	26.35	11,870,241	0.80%	-5.45%	to	-6.03%
2017	0.80%	to	1.40%	494,849	31.85	to	28.04	14,109,751	0.74%	18.75%	to	18.04%
2016	0.80%	to	1.40%	536,200	26.82	to	23.76	12,939,798	1.20%	9.15%	to	8.50%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2020	0.80%	to	1.40%	2,654,436	79.52	to	87.54	237,006,672	1.57%	17.06%	to	16.36%
2019	0.80%	to	1.40%	2,915,046	67.92	to	75.23	223,546,554	1.71%	30.13%	to	29.35%
2018	0.80%	to	1.40%	3,296,757	52.20	to	58.16	195,315,563	1.64%	-5.40%	to	-5.98%
2017	0.80%	to	1.40%	3,700,488	55.18	to	61.86	232,999,693	1.70%	20.57%	to	19.84%
2016	0.80%	to	1.40%	4,105,599	45.76	to	51.62	215,623,442	2.00%	10.82%	to	10.15%
BNY Mellon Stock Index Fund, Inc.: Service Shares (DSIFS)
2020	0.40%	to	2.55%	3,040,078	31.18	to	37.38	132,479,598	1.31%	17.24%	to	14.71%
2019	0.40%	to	2.55%	3,569,193	26.60	to	32.58	134,065,977	1.46%	30.32%	to	27.51%
2018	0.40%	to	2.55%	4,135,263	20.41	to	25.55	120,440,859	1.39%	-5.24%	to	-7.29%
2017	0.40%	to	2.55%	4,741,553	21.54	to	27.57	147,798,113	1.45%	20.73%	to	18.13%
2016	0.40%	to	2.65%	5,448,421	17.84	to	23.00	141,923,286	1.75%	11.00%	to	8.50%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2020	0.80%	to	1.40%	603,335	60.28	to	67.50	43,351,654	1.10%	23.15%	to	22.41%
2019	0.80%	to	1.40%	660,931	48.95	to	55.15	38,768,298	1.47%	33.28%	to	32.48%
2018	0.80%	to	1.40%	729,093	36.73	to	41.63	32,262,621	1.80%	-5.17%	to	-5.75%
2017	0.80%	to	1.40%	811,429	38.73	to	44.17	38,057,925	1.16%	14.41%	to	13.72%
2016	0.80%	to	1.40%	917,419	33.85	to	38.84	37,838,359	1.31%	9.49%	to	8.83%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)
2020	0.95%	to	2.25%	28,459	25.91	to	26.39	840,063	0.44%	18.44%	to	16.89%
2019	0.95%	to	2.25%	33,308	21.87	to	22.58	839,641	0.00%	20.34%	to	18.76%
2018	0.95%	to	2.25%	37,666	18.18	to	19.01	796,999	0.00%	-20.06%	to	-21.12%
2017	0.95%	to	2.25%	37,554	22.74	to	24.10	994,850	0.00%	23.19%	to	21.58%
2016	0.95%	to	2.25%	35,835	18.46	to	19.82	798,650	0.00%	15.68%	to	14.17%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2020	0.40%	to	2.85%	2,523,599	15.06	to	12.75	35,171,532	0.52%	7.41%	to	4.77%
2019	0.40%	to	2.85%	2,526,416	14.02	to	12.17	33,137,075	0.40%	19.38%	to	16.44%
2018	0.40%	to	2.85%	2,557,928	11.74	to	10.46	28,395,977	0.34%	-16.02%	to	-18.10%
2017	0.40%	to	2.85%	2,675,080	13.99	to	12.77	35,765,531	0.84%	14.58%	to	11.77%
2016	0.40%	to	2.85%	2,569,957	12.21	to	11.42	30,355,510	0.81%	14.74%	to	11.93%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares (DVSCS)
2020	0.40%	to	2.55%	1,449,068	31.91	to	43.89	68,254,126	1.05%	10.19%	to	7.82%
2019	0.40%	to	2.55%	1,588,614	28.96	to	40.71	68,693,857	0.91%	21.72%	to	19.10%
2018	0.40%	to	2.55%	1,815,204	23.79	to	34.18	64,943,534	0.82%	-9.34%	to	-11.31%
2017	0.40%	to	2.55%	2,016,378	26.24	to	38.54	80,553,584	0.68%	11.95%	to	9.55%
2016	0.40%	to	2.95%	2,464,385	23.44	to	30.66	89,216,990	0.92%	25.22%	to	22.03%
Schwab Government Money Market Portfolio(TM) (CHSMM)
2020	0.75%	to	1.35%	692,340	9.71	to	9.59	6,896,825	0.24%	-0.46%	to	-1.07%
2019	0.75%	to	1.35%	539,381	9.76	to	9.70	5,397,812	1.90%	1.15%	to	0.54%
2018	0.75%	to	1.35%	514,302	9.65	to	9.64	5,092,814	1.56%	0.75%	to	0.14%
2017	0.75%	to	1.35%	503,857	9.57	to	9.63	4,939,541	0.45%	-0.31%	to	-0.91%
2016	0.75%	to	1.35%	561,907	9.60	to	9.72	5,537,570	0.01%	-0.74%	to	-1.33%
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
2020	0.40%	to	2.30%	687,402	12.07	to	11.24	8,000,749	5.19%	5.88%	to	3.86%
2019	0.40%	to	2.40%	1,015,022	11.40	to	10.79	11,255,887	5.41%	16.06%	to	13.73%
2018	0.40%	to	1.95%	299,403	9.82	to	9.57	2,889,165	5.81%	-4.38%	to	-5.88%
2017	0.40%	to	1.95%	172,298	10.27	to	10.16	1,756,327	0.74%	2.69%	to	1.63%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2020	0.40%	to	2.85%	3,656,633	17.97	to	14.85	60,281,289	1.06%	-2.57%	to	-4.97%
2019	0.40%	to	2.85%	3,517,430	18.45	to	15.63	60,032,877	0.81%	27.21%	to	24.08%
2018	0.40%	to	2.85%	3,576,288	14.50	to	12.59	48,434,785	0.61%	-17.28%	to	-19.33%
2017	0.40%	to	2.85%	3,677,512	17.53	to	15.61	60,821,422	0.64%	11.31%	to	8.58%
2016	0.40%	to	2.85%	3,789,125	15.75	to	14.38	56,943,567	0.62%	30.56%	to	27.36%
Delaware Variable Insurance Product Trust - Delaware VIP Value Series: Service Class (DWVVLS)
2020	0.40%	to	0.60%	120,519	19.34	to	19.05	2,326,923	1.83%	-0.27%	to	-0.47%
2019	0.40%	to	0.60%	138,474	19.39	to	19.13	2,679,199	1.42%	19.12%	to	18.88%
2018	0.40%	to	0.60%	145,302	16.28	to	16.10	2,361,387	1.25%	-3.39%	to	-3.58%
2017	0.40%	to	0.60%	92,725	16.85	to	16.69	1,560,377	1.14%	13.08%	to	12.86%
2016	0.40%	to	0.60%	57,268	14.90	to	14.79	851,827	1.67%	13.86%	to	13.64%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2020	0.40%	to	2.75%	4,999,796	12.07	to	10.11	55,233,486	3.32%	1.59%	to	-0.81%
2019	0.40%	to	2.75%	6,274,991	11.88	to	10.19	68,892,705	4.32%	6.65%	to	4.13%
2018	0.40%	to	2.80%	7,168,898	11.14	to	9.76	74,685,303	3.81%	-0.49%	to	-2.90%
2017	0.40%	to	2.80%	5,278,077	11.19	to	10.05	55,869,738	3.27%	3.03%	to	0.55%
2016	0.40%	to	2.80%	4,327,808	10.86	to	10.00	44,989,788	3.44%	8.51%	to	5.90%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (FQB)
2020	0.80%	to	1.40%	273,906	20.22	to	18.06	5,023,892	2.79%	7.25%	to	6.61%
2019	0.80%	to	1.40%	278,446	18.85	to	16.94	4,775,752	3.00%	8.57%	to	7.91%
2018	0.80%	to	1.40%	311,338	17.36	to	15.69	4,947,178	3.14%	-1.39%	to	-1.99%
2017	0.80%	to	1.40%	372,687	17.61	to	16.01	6,037,666	3.29%	3.21%	to	2.58%
2016	0.80%	to	1.40%	400,313	17.06	to	15.61	6,315,618	3.66%	3.00%	to	2.37%
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares (FQBS)
2020	0.95%	to	2.30%	973,629	17.40	to	13.66	15,454,423	2.56%	6.84%	to	5.38%
2019	0.95%	to	2.30%	1,054,260	16.29	to	12.96	15,764,545	2.71%	8.13%	to	6.66%
2018	0.95%	to	2.30%	1,167,224	15.06	to	12.15	16,238,610	2.89%	-1.73%	to	-3.08%
2017	0.95%	to	2.30%	1,339,808	15.33	to	12.54	19,075,645	2.91%	2.77%	to	1.37%
2016	0.95%	to	2.30%	1,344,546	14.92	to	12.37	18,716,854	3.45%	2.55%	to	1.16%
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares (FVU2S)
2020	0.95%	to	2.25%	51,361	10.74	to	10.41	545,771	2.02%	-0.25%	to	-1.56%
2019	0.95%	to	2.25%	54,311	10.77	to	10.58	580,982	1.95%	18.78%	to	17.22%
2018	0.95%	to	2.25%	54,758	9.07	to	9.02	495,556	0.00%	-9.34%	to	-9.78%	****
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class (FAMP)
2020	0.80%	to	1.40%	1,522,133	43.92	to	39.55	91,581,414	1.49%	13.95%	to	13.26%
2019	0.80%	to	1.40%	1,652,739	38.55	to	34.92	87,683,449	1.72%	17.30%	to	16.59%
2018	0.80%	to	1.40%	1,862,553	32.86	to	29.95	84,524,118	1.62%	-6.11%	to	-6.68%
2017	0.80%	to	1.40%	2,119,632	35.00	to	32.09	102,572,613	1.83%	13.19%	to	12.51%
2016	0.80%	to	1.40%	2,380,437	30.92	to	28.53	102,224,912	1.42%	2.25%	to	1.63%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2020	0.40%	to	2.65%	50,451,237	17.38	to	15.62	837,511,380	1.29%	21.64%	to	18.89%
2019	0.40%	to	2.55%	46,535,382	14.28	to	13.19	641,316,929	1.68%	23.62%	to	20.95%
2018	0.40%	to	2.55%	35,320,687	11.56	to	10.90	397,518,598	1.43%	-4.83%	to	-6.89%
2017	0.40%	to	2.55%	25,845,784	12.14	to	11.71	308,637,826	1.58%	15.65%	to	13.16%
2016	0.40%	to	2.55%	9,413,350	10.50	to	10.35	98,141,707	2.37%	4.98%	to	3.48%	****
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2020	0.40%	to	2.45%	1,196,323	30.94	to	48.02	65,297,220	0.04%	29.71%	to	27.04%
2019	0.40%	to	2.40%	271,824	23.85	to	38.13	11,083,422	0.28%	30.75%	to	28.12%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2020	0.40%	to	2.85%	9,410,420	21.70	to	23.83	302,112,920	1.64%	6.01%	to	3.41%
2019	0.40%	to	2.85%	9,856,666	20.47	to	23.04	301,831,977	1.80%	26.60%	to	23.49%
2018	0.40%	to	2.85%	10,753,975	16.17	to	18.66	262,934,686	2.04%	-8.90%	to	-11.16%
2017	0.40%	to	2.85%	11,450,750	17.75	to	21.00	310,924,395	1.48%	12.20%	to	9.45%
2016	0.40%	to	2.85%	12,175,654	15.82	to	19.19	298,244,400	2.19%	17.24%	to	14.36%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class (FEIP)
2020	0.80%	to	1.40%	2,805,619	55.50	to	63.70	263,346,266	1.80%	5.84%	to	5.20%
2019	0.80%	to	1.40%	3,079,159	52.43	to	60.55	274,799,594	1.98%	26.42%	to	25.66%
2018	0.80%	to	1.40%	3,475,394	41.47	to	48.19	245,554,682	2.20%	-9.03%	to	-9.58%
2017	0.80%	to	1.40%	3,943,755	45.59	to	53.30	307,066,645	1.66%	11.99%	to	11.32%
2016	0.80%	to	1.40%	4,425,270	40.71	to	47.88	310,251,218	2.26%	17.08%	to	16.37%
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2020	0.40%	to	2.65%	1,961,867	13.91	to	13.09	26,469,475	0.75%	30.35%	to	27.41%
2019	0.40%	to	2.50%	759,030	10.67	to	10.30	7,957,750	1.49%	28.68%	to	25.96%
2018	0.40%	to	2.40%	328,114	8.30	to	8.18	2,703,388	1.00%	-17.05%	to	-18.17%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2020	0.80%	to	1.40%	292,996	20.98	to	19.19	5,696,708	1.22%	11.49%	to	10.82%
2019	0.80%	to	1.40%	286,639	18.82	to	17.32	5,019,968	2.00%	15.07%	to	14.38%
2018	0.80%	to	1.40%	290,998	16.35	to	15.14	4,451,599	1.50%	-4.88%	to	-5.45%
2017	0.80%	to	1.40%	300,966	17.19	to	16.02	4,866,546	1.43%	12.09%	to	11.41%
2016	0.80%	to	1.40%	332,315	15.34	to	14.38	4,819,054	1.32%	4.44%	to	3.81%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
2020	1.10%	to	2.85%	14,422,297	21.67	to	16.39	295,834,904	1.11%	11.01%	to	9.04%
2019	1.10%	to	2.85%	14,119,750	19.52	to	15.03	261,631,240	1.93%	14.48%	to	12.45%
2018	1.10%	to	2.85%	14,151,513	17.05	to	13.36	229,497,836	1.40%	-5.32%	to	-7.01%
2017	1.10%	to	2.85%	14,831,606	18.01	to	14.37	254,752,150	1.31%	11.56%	to	9.59%
2016	1.10%	to	2.85%	15,269,426	16.15	to	13.11	235,592,461	1.32%	4.08%	to	2.24%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2020	0.80%	to	1.40%	391,213	22.37	to	20.47	8,119,731	1.11%	14.00%	to	13.31%
2019	0.80%	to	1.40%	466,941	19.63	to	18.06	8,546,905	1.84%	19.05%	to	18.33%
2018	0.80%	to	1.40%	567,701	16.49	to	15.27	8,772,921	1.42%	-6.73%	to	-7.30%
2017	0.80%	to	1.40%	568,630	17.68	to	16.47	9,470,434	1.37%	15.54%	to	14.84%
2016	0.80%	to	1.40%	661,082	15.30	to	14.34	9,578,552	1.41%	5.20%	to	4.56%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
2020	1.10%	to	2.70%	18,407,215	24.20	to	18.74	421,937,337	1.02%	13.46%	to	11.62%
2019	1.10%	to	2.70%	20,113,617	21.33	to	16.79	407,782,827	1.75%	18.56%	to	16.64%
2018	1.10%	to	2.70%	22,418,899	17.99	to	14.40	384,262,576	1.23%	-7.12%	to	-8.63%
2017	1.10%	to	2.70%	25,198,593	19.37	to	15.76	466,403,044	1.25%	14.99%	to	13.13%
2016	1.10%	to	2.70%	27,398,493	16.84	to	13.93	442,273,630	1.26%	4.64%	to	2.95%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2020	0.80%	to	1.40%	690,190	24.39	to	22.32	15,635,658	1.18%	15.82%	to	15.12%
2019	0.80%	to	1.40%	694,267	21.06	to	19.39	13,652,092	1.95%	23.38%	to	22.63%
2018	0.80%	to	1.40%	707,650	17.07	to	15.81	11,335,210	1.23%	-8.63%	to	-9.18%
2017	0.80%	to	1.40%	760,388	18.68	to	17.41	13,393,745	1.38%	19.85%	to	19.13%
2016	0.80%	to	1.40%	696,503	15.59	to	14.61	10,286,080	1.39%	5.67%	to	5.03%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
2020	1.10%	to	2.60%	3,249,367	27.14	to	21.36	81,714,212	1.02%	15.36%	to	13.61%
2019	1.10%	to	2.60%	3,255,605	23.53	to	18.80	71,170,340	1.76%	22.75%	to	20.89%
2018	1.10%	to	2.60%	3,356,498	19.17	to	15.56	59,866,335	1.10%	-9.07%	to	-10.46%
2017	1.10%	to	2.60%	3,607,721	21.08	to	17.37	71,079,052	1.18%	19.37%	to	17.57%
2016	1.10%	to	2.60%	3,573,631	17.66	to	14.78	59,111,399	1.21%	5.21%	to	3.62%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2020	0.40%	to	2.85%	10,140,669	39.52	to	44.34	602,332,549	0.04%	42.98%	to	39.46%
2019	0.40%	to	2.85%	10,118,386	27.64	to	31.79	426,825,480	0.06%	33.44%	to	30.16%
2018	0.40%	to	2.85%	10,652,368	20.71	to	24.43	340,382,189	0.04%	-0.83%	to	-3.29%
2017	0.40%	to	2.85%	11,129,767	20.89	to	25.26	363,610,124	0.08%	34.28%	to	30.99%
2016	0.40%	to	2.85%	10,698,404	15.56	to	19.28	263,952,403	0.00%	0.15%	to	-2.31%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2020	0.40%	to	2.55%	40,752,096	16.47	to	14.88	642,192,283	2.01%	7.16%	to	4.85%
2019	0.40%	to	2.75%	35,508,567	15.37	to	14.08	526,717,527	3.34%	29.16%	to	26.12%
2018	0.40%	to	2.55%	26,122,667	11.90	to	11.23	302,916,510	0.17%	-9.56%	to	-11.52%
2017	0.40%	to	2.75%	20,434,676	13.16	to	12.65	264,509,037	1.42%	16.15%	to	13.41%
2016	0.40%	to	2.55%	7,451,209	11.33	to	11.17	83,839,229	3.02%	13.30%	to	11.68%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class (FGP)
2020	0.80%	to	1.40%	2,516,303	89.43	to	107.25	540,162,585	0.07%	42.74%	to	41.88%
2019	0.80%	to	1.40%	2,727,202	62.65	to	75.59	413,039,306	0.26%	33.24%	to	32.43%
2018	0.80%	to	1.40%	3,027,532	47.02	to	57.08	346,280,311	0.24%	-0.97%	to	-1.57%
2017	0.80%	to	1.40%	3,340,796	47.49	to	57.99	387,075,042	0.22%	34.06%	to	33.25%
2016	0.80%	to	1.40%	3,707,233	35.42	to	43.52	322,445,498	0.04%	0.00%	to	-0.61%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class (FHIP)
2020	0.80%	to	1.40%	823,287	28.28	to	28.01	33,944,173	4.97%	1.92%	to	1.31%
2019	0.80%	to	1.40%	912,609	27.74	to	27.65	37,080,785	5.04%	14.18%	to	13.49%
2018	0.80%	to	1.40%	1,021,563	24.30	to	24.36	36,277,118	5.39%	-4.06%	to	-4.65%
2017	0.80%	to	1.40%	1,174,888	25.33	to	25.55	43,810,042	5.12%	6.08%	to	5.44%
2016	0.80%	to	1.40%	1,334,870	23.88	to	24.23	47,252,928	5.23%	13.69%	to	13.01%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 (FIGBP2)
2020	0.40%	to	2.90%	57,103,898	16.84	to	12.49	968,324,680	2.14%	8.73%	to	6.00%
2019	0.40%	to	2.90%	51,919,394	15.48	to	11.78	814,933,908	2.68%	8.97%	to	6.23%
2018	0.40%	to	2.90%	45,562,385	14.21	to	11.09	660,950,999	2.42%	-1.19%	to	-3.68%
2017	0.40%	to	2.90%	39,490,721	14.38	to	11.52	583,048,112	2.45%	3.58%	to	0.98%
2016	0.40%	to	2.95%	27,826,362	13.88	to	11.32	396,568,544	2.42%	4.06%	to	1.40%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2020	0.80%	to	1.40%	932,031	18.71	to	16.81	15,901,461	2.14%	8.38%	to	7.73%
2019	0.80%	to	1.40%	884,903	17.26	to	15.60	13,995,244	2.73%	8.70%	to	8.05%
2018	0.80%	to	1.40%	827,555	15.88	to	14.44	12,108,294	2.35%	-1.43%	to	-2.03%
2017	0.80%	to	1.40%	923,643	16.11	to	14.74	13,777,172	2.29%	3.33%	to	2.70%
2016	0.80%	to	1.40%	976,988	15.59	to	14.35	14,182,006	2.16%	3.79%	to	3.17%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2020	0.40%	to	2.85%	4,491,360	25.64	to	42.20	241,712,950	0.39%	17.40%	to	14.51%
2019	0.40%	to	2.85%	5,073,669	21.84	to	36.86	235,309,401	0.67%	22.68%	to	19.66%
2018	0.40%	to	2.85%	5,517,742	17.80	to	30.80	210,606,589	0.39%	-15.11%	to	-17.22%
2017	0.40%	to	2.85%	6,276,254	20.97	to	37.21	285,514,647	0.48%	20.06%	to	17.11%
2016	0.40%	to	2.85%	6,995,968	17.47	to	31.77	268,401,986	0.31%	11.48%	to	8.74%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2020	0.80%	to	1.40%	651,133	27.28	to	24.96	16,479,421	0.56%	17.09%	to	16.39%
2019	0.80%	to	1.40%	763,210	23.30	to	21.45	16,586,396	0.78%	22.36%	to	21.62%
2018	0.80%	to	1.40%	857,905	19.04	to	17.63	15,313,495	0.55%	-15.33%	to	-15.84%
2017	0.80%	to	1.40%	925,175	22.49	to	20.95	19,602,619	0.61%	19.74%	to	19.02%
2016	0.80%	to	1.40%	1,019,717	18.78	to	17.61	18,135,498	0.40%	11.22%	to	10.55%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2020	0.40%	to	2.85%	4,827,926	9.06	to	7.17	41,896,057	2.55%	-33.15%	to	-34.80%
2019	0.40%	to	2.75%	4,651,695	13.56	to	11.17	61,177,730	1.78%	9.38%	to	6.80%
2018	0.40%	to	2.85%	5,084,672	12.39	to	10.31	61,635,703	0.68%	-25.07%	to	-26.93%
2017	0.40%	to	2.85%	5,387,615	16.54	to	14.11	88,249,043	1.38%	-3.16%	to	-5.54%
2016	0.40%	to	2.85%	6,156,581	17.08	to	14.94	105,222,917	0.53%	32.97%	to	29.71%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2020	0.40%	to	2.85%	3,304,017	14.20	to	24.54	100,929,052	0.22%	14.87%	to	12.05%
2019	0.40%	to	2.85%	3,623,703	12.36	to	21.90	97,597,749	1.49%	26.99%	to	23.87%
2018	0.40%	to	2.85%	3,960,462	9.73	to	17.68	85,113,347	1.37%	-15.40%	to	-17.49%
2017	0.40%	to	2.85%	3,943,518	11.51	to	21.43	101,398,519	1.22%	29.47%	to	26.30%
2016	0.40%	to	2.85%	3,994,427	8.89	to	16.97	80,353,147	1.26%	-5.65%	to	-7.96%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class (FOP)
2020	0.80%	to	1.40%	1,234,733	37.01	to	34.56	54,134,921	0.44%	14.69%	to	14.00%
2019	0.80%	to	1.40%	1,360,073	32.27	to	30.32	52,207,197	1.70%	26.74%	to	25.98%
2018	0.80%	to	1.40%	1,502,540	25.46	to	24.07	45,713,821	1.51%	-15.49%	to	-16.01%
2017	0.80%	to	1.40%	1,652,970	30.13	to	28.65	59,795,515	1.40%	29.25%	to	28.47%
2016	0.80%	to	1.40%	1,852,149	23.31	to	22.30	52,046,563	1.37%	-5.82%	to	-6.39%
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2020	0.40%	to	2.40%	644,375	13.75	to	11.77	8,199,727	1.99%	-7.16%	to	-9.03%
2019	0.40%	to	2.40%	666,837	14.81	to	12.94	9,190,357	1.61%	22.46%	to	20.00%
2018	0.40%	to	2.50%	412,769	12.10	to	10.72	4,725,026	3.46%	-6.83%	to	-8.81%
2017	0.40%	to	2.50%	175,387	12.98	to	11.75	2,194,349	2.28%	3.36%	to	1.18%
2016	0.40%	to	0.60%	67,558	12.56	to	12.47	844,472	1.48%	5.04%	to	4.83%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2020	0.80%	to	1.40%	114,626	34.83	to	31.10	3,623,425	1.20%	7.31%	to	6.66%
2019	0.80%	to	1.40%	130,997	32.46	to	29.16	3,882,954	1.55%	33.22%	to	32.41%
2018	0.80%	to	1.40%	152,249	24.37	to	22.02	3,400,823	0.86%	-18.00%	to	-18.50%
2017	0.80%	to	1.40%	169,584	29.71	to	27.02	4,643,897	1.37%	18.26%	to	17.55%
2016	0.80%	to	1.40%	194,874	25.12	to	22.99	4,535,225	1.00%	8.61%	to	7.95%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2020	1.10%	to	2.30%	115,366	46.05	to	37.02	5,027,608	1.04%	6.83%	to	5.54%
2019	1.10%	to	2.30%	126,904	43.11	to	35.08	5,186,100	1.42%	32.62%	to	31.02%
2018	1.10%	to	2.30%	151,463	32.50	to	26.78	4,688,603	0.71%	-18.41%	to	-19.41%
2017	1.10%	to	2.30%	167,647	39.84	to	33.22	6,375,684	1.22%	17.78%	to	16.35%
2016	1.10%	to	2.30%	185,111	33.82	to	28.55	5,994,904	0.86%	8.07%	to	6.77%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2020	0.80%	to	2.50%	652,427	14.81	to	13.20	9,257,166	4.21%	16.25%	to	14.25%
2019	0.80%	to	2.50%	795,837	12.74	to	11.55	9,772,585	1.01%	25.68%	to	23.53%
2018	0.80%	to	2.50%	889,456	10.14	to	9.35	8,750,560	0.87%	-16.47%	to	-17.91%
2017	0.80%	to	2.50%	1,248,611	12.14	to	11.39	14,799,798	1.00%	39.29%	to	36.91%
2016	0.80%	to	2.65%	1,166,947	8.71	to	8.29	9,987,139	0.80%	16.50%	to	14.34%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2020	0.40%	to	2.65%	5,290,110	28.29	to	14.14	85,283,835	1.58%	11.30%	to	8.78%
2019	0.40%	to	2.65%	5,922,543	25.42	to	13.00	86,840,145	3.55%	19.38%	to	16.68%
2018	0.40%	to	2.65%	6,404,078	21.29	to	11.14	79,600,326	3.09%	-10.01%	to	-12.06%
2017	0.40%	to	2.65%	7,228,922	23.66	to	12.67	101,076,365	2.71%	11.53%	to	9.02%
2016	0.40%	to	2.80%	7,292,261	21.22	to	11.47	92,654,856	3.91%	12.73%	to	10.02%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2020	0.40%	to	2.85%	9,298,572	9.61	to	8.22	81,577,433	8.49%	-5.66%	to	-7.98%
2019	0.40%	to	2.85%	10,542,396	10.19	to	8.94	99,271,236	7.08%	1.60%	to	-0.89%
2018	0.40%	to	2.85%	11,681,077	10.02	to	9.02	109,564,710	0.00%	1.53%	to	-0.98%
2017	0.40%	to	2.85%	12,642,442	9.87	to	9.11	118,197,846	0.00%	1.52%	to	-0.97%
2016	0.40%	to	2.85%	12,642,337	9.73	to	9.20	117,775,054	0.00%	2.53%	to	0.01%
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2020	0.40%	to	2.85%	11,593,508	24.93	to	14.63	205,226,747	5.76%	0.29%	to	-2.18%
2019	0.40%	to	2.85%	13,162,556	24.86	to	14.95	234,316,579	5.37%	15.59%	to	12.75%
2018	0.40%	to	2.85%	14,462,828	21.51	to	13.26	225,356,300	4.80%	-4.69%	to	-7.05%
2017	0.40%	to	2.85%	16,047,838	22.57	to	14.27	264,473,144	4.16%	9.24%	to	6.56%
2016	0.40%	to	2.85%	17,118,771	20.66	to	13.39	261,593,923	4.83%	13.57%	to	10.78%
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2020	0.40%	to	0.60%	61,910	14.63	to	14.41	902,001	2.21%	-4.84%	to	-5.04%
2019	0.40%	to	0.60%	92,937	15.38	to	15.17	1,423,693	1.65%	23.87%	to	23.62%
2018	0.40%	to	0.60%	90,901	12.41	to	12.27	1,125,008	2.45%	-11.57%	to	-11.75%
2017	0.40%	to	0.60%	79,914	14.04	to	13.91	1,119,413	1.78%	8.16%	to	7.95%
2016	0.40%	to	0.60%	60,134	12.98	to	12.88	778,908	1.83%	11.73%	to	11.50%
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
2020	0.95%	to	2.50%	724,995	40.42	to	36.80	32,143,688	1.27%	14.87%	to	13.07%
2019	0.95%	to	2.50%	884,745	35.18	to	32.55	34,343,613	1.25%	28.00%	to	26.00%
2018	0.95%	to	2.50%	1,023,109	27.49	to	25.83	31,155,968	1.28%	-5.98%	to	-7.46%
2017	0.95%	to	2.50%	1,134,416	29.24	to	27.91	36,931,800	1.52%	19.42%	to	17.55%
2016	0.95%	to	2.65%	1,368,599	24.48	to	23.24	37,504,818	1.38%	14.94%	to	12.98%
Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 (FTVSI2)
2020	0.40%	to	0.60%	144,610	11.74	to	11.56	1,693,689	4.57%	3.02%	to	2.81%
2019	0.40%	to	0.60%	133,696	11.40	to	11.25	1,518,227	5.33%	7.62%	to	7.41%
2018	0.40%	to	0.60%	112,176	10.59	to	10.47	1,183,956	3.27%	-2.53%	to	-2.73%
2017	0.40%	to	0.60%	53,163	10.87	to	10.77	574,493	2.48%	4.14%	to	3.93%
2016	0.40%	to	0.60%	48,249	10.44	to	10.36	502,582	3.51%	7.51%	to	7.29%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2020	0.40%	to	2.90%	1,718,366	27.07	to	32.61	77,109,801	1.58%	4.77%	to	2.14%
2019	0.40%	to	2.90%	1,819,674	25.84	to	31.92	78,816,890	1.06%	25.84%	to	22.68%
2018	0.40%	to	2.90%	2,065,774	20.53	to	26.02	71,681,277	0.90%	-13.23%	to	-15.42%
2017	0.40%	to	2.90%	2,409,787	23.66	to	30.76	97,555,065	0.51%	10.21%	to	7.45%
2016	0.40%	to	2.95%	2,890,770	21.47	to	28.43	107,210,709	0.81%	29.67%	to	26.36%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2020	0.75%	to	2.45%	1,212,614	9.14	to	18.44	26,415,652	3.43%	-1.90%	to	-3.58%
2019	0.75%	to	2.45%	1,265,143	9.31	to	19.12	28,311,161	1.72%	11.68%	to	9.77%
2018	0.75%	to	2.50%	1,368,003	8.34	to	17.28	27,641,882	2.64%	-16.08%	to	-17.57%
2017	0.75%	to	2.50%	1,553,378	9.94	to	20.96	37,494,243	2.58%	15.82%	to	13.78%
2016	0.75%	to	2.65%	1,857,240	8.58	to	18.03	39,197,424	1.98%	6.37%	to	4.34%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
2020	0.40%	to	2.50%	755,358	13.11	to	12.11	9,889,514	0.28%	3.70%	to	1.51%
2019	0.40%	to	2.50%	818,810	12.64	to	11.93	10,469,053	1.44%	11.49%	to	9.14%
2018	0.40%	to	2.50%	1,013,151	11.34	to	10.93	11,728,509	0.78%	-4.72%	to	-6.74%
2017	1.15%	to	2.85%	837,816	12.67	to	11.49	10,318,290	0.32%	11.81%	to	9.90%
2016	0.40%	to	2.85%	788,900	10.56	to	10.45	8,723,469	0.29%	3.92%	to	1.37%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2020	1.30%	to	2.10%	184,874	10.64	to	10.41	1,959,895	2.17%	5.33%	to	4.48%
2019	1.30%	to	2.10%	161,311	10.10	to	9.97	1,625,373	4.29%	7.41%	to	6.54%
2018	1.30%	to	1.95%	45,915	9.41	to	9.36	431,187	4.10%	-5.94%	to	-6.36%	****
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares (GVSSCS)
2020	0.40%	to	0.60%	24,309	21.16	to	20.84	512,441	0.00%	7.93%	to	7.71%
2019	0.40%	to	0.60%	27,823	19.61	to	19.35	543,956	0.16%	24.03%	to	23.79%
2018	0.40%	to	0.60%	45,953	15.81	to	15.63	725,767	0.27%	-9.19%	to	-9.37%
2017			0.40%	34,198			17.41	595,327	0.44%			10.78%
2016			0.40%	12,674			15.71	199,166	1.27%			22.50%
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
2020			0.40%	677			10.18	6,889	0.86%	4.51%	to	4.51%
2019			0.40%	637			9.74	6,202	0.58%	5.12%	to	5.12%
2018			0.40%	565			9.26	5,233	0.00%	-7.38%	to	-7.38%	****
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2020	0.40%	to	2.55%	1,324,632	11.41	to	9.65	13,727,695	1.32%	6.96%	to	4.65%
2019	0.40%	to	2.55%	1,412,374	10.67	to	9.22	13,862,116	2.36%	4.59%	to	2.34%
2018	0.40%	to	2.55%	1,539,831	10.20	to	9.01	14,622,477	0.00%	-5.46%	to	-7.51%
2017	0.40%	to	2.55%	1,600,038	10.79	to	9.75	16,281,325	0.00%	3.26%	to	1.04%
2016	0.40%	to	2.55%	1,602,954	10.45	to	9.65	15,991,496	0.10%	-0.88%	to	-3.01%
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
2020	0.80%	to	2.35%	189,471	34.69	to	30.26	6,224,889	0.00%	40.86%	to	38.66%
2019	0.80%	to	2.35%	202,090	24.63	to	21.82	4,736,807	0.00%	35.33%	to	33.22%
2018	0.80%	to	2.35%	231,155	18.20	to	16.38	4,024,939	0.00%	-4.66%	to	-6.16%
2017	0.80%	to	2.35%	301,486	19.09	to	17.46	5,542,100	0.00%	26.01%	to	24.05%
2016	0.80%	to	2.40%	265,809	15.15	to	14.04	3,900,925	0.00%	1.20%	to	-0.42%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2020	0.40%	to	0.60%	18,480	14.30	to	14.09	263,316	8.33%	9.78%	to	9.56%
2019	0.40%	to	0.60%	15,517	13.03	to	12.86	201,364	0.00%	14.75%	to	14.51%
2018	0.40%	to	0.60%	17,442	11.35	to	11.23	197,412	1.81%	-6.84%	to	-7.02%
2017	0.40%	to	0.60%	13,983	12.19	to	12.07	169,873	3.76%	9.72%	to	9.50%
2016	0.40%	to	0.60%	18,926	11.11	to	11.03	209,603	0.44%	11.19%	to	10.97%
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
2020	0.40%	to	2.75%	878,800	19.42	to	15.79	15,253,477	0.48%	8.50%	to	5.94%
2019	0.40%	to	2.75%	923,919	17.90	to	14.90	14,967,027	0.22%	24.54%	to	21.60%
2018	0.40%	to	2.75%	968,161	14.37	to	12.26	12,767,822	0.11%	-11.95%	to	-14.05%
2017	0.40%	to	2.75%	1,015,428	16.32	to	14.26	15,406,753	0.31%	14.20%	to	11.51%
2016	0.40%	to	2.75%	1,095,185	14.29	to	12.79	14,741,264	0.00%	12.71%	to	10.06%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2020	0.80%	to	1.40%	715,516	22.95	to	20.25	14,759,687	0.04%	39.56%	to	38.72%
2019	0.80%	to	1.40%	815,351	16.44	to	14.59	12,110,104	0.00%	38.25%	to	37.41%
2018	0.80%	to	1.40%	831,417	11.89	to	10.62	8,977,937	0.00%	-6.84%	to	-7.41%
2017	0.80%	to	1.40%	908,156	12.77	to	11.47	10,581,969	0.03%	27.76%	to	26.99%
2016	0.80%	to	1.40%	975,796	9.99	to	9.03	8,946,467	0.00%	1.52%	to	0.91%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II (OVAG2)
2020	0.65%	to	2.50%	1,174,026	14.73	to	14.54	17,195,800	0.00%	47.27%	to	45.43%	****
Invesco Oppenheimer V.I. Total Return Bond Fund: Series I (OVB)
2020	0.80%	to	1.40%	713,808	19.83	to	18.60	17,447,533	3.20%	8.83%	to	8.17%
2019	0.80%	to	1.40%	696,890	18.22	to	17.19	15,381,560	3.37%	8.65%	to	7.99%
2018	0.80%	to	1.40%	792,366	16.77	to	15.92	16,259,089	3.36%	-1.82%	to	-2.42%
2017	0.80%	to	1.40%	895,835	17.08	to	16.32	18,858,499	2.41%	3.75%	to	3.13%
2016	0.80%	to	1.40%	1,005,802	16.46	to	15.82	20,477,954	3.69%	2.45%	to	1.83%
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
2020	0.40%	to	1.40%	459,751	24.32	to	25.45	11,831,165	1.46%	13.49%	to	12.35%
2019	0.40%	to	1.40%	512,894	21.43	to	22.65	11,737,375	1.08%	31.55%	to	30.23%
2018	0.40%	to	1.40%	569,239	16.29	to	17.39	9,993,953	1.16%	-8.26%	to	-9.18%
2017	0.40%	to	1.40%	637,656	17.76	to	19.15	12,330,062	1.25%	16.44%	to	15.28%
2016	0.40%	to	1.40%	735,994	15.25	to	16.61	12,348,327	1.11%	11.17%	to	10.06%
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)
2020	0.00%	to	2.90%	4,716,638	-	to	28.32	181,677,490	1.14%	0.00%	to	10.40%
2019	0.40%	to	2.90%	5,494,477	24.77	to	25.65	188,895,345	0.82%	31.21%	to	27.92%
2018	0.40%	to	2.90%	6,094,730	18.88	to	20.06	161,754,645	0.92%	-8.47%	to	-10.78%
2017	0.40%	to	2.90%	6,939,343	20.62	to	22.48	203,551,127	1.03%	16.17%	to	13.26%
2016	0.40%	to	2.95%	7,923,779	17.75	to	19.71	202,543,598	0.84%	10.85%	to	8.02%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2020	0.40%	to	1.40%	1,444,320	23.79	to	98.26	150,555,876	0.69%	27.13%	to	25.85%
2019	0.40%	to	1.40%	1,606,006	18.72	to	78.08	133,050,649	0.91%	31.26%	to	29.94%
2018	0.40%	to	1.40%	1,827,157	14.26	to	60.08	116,015,704	1.00%	-13.53%	to	-14.40%
2017	0.40%	to	1.40%	2,024,915	16.49	to	70.19	151,214,950	0.93%	36.12%	to	34.76%
2016	0.40%	to	1.40%	2,245,312	12.11	to	52.09	124,765,649	1.06%	-0.32%	to	-1.32%
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
2020	0.65%	to	2.80%	2,557,041	19.96	to	41.19	136,993,181	0.43%	26.51%	to	23.77%
2019	0.65%	to	2.80%	2,963,169	15.78	to	33.28	126,384,297	0.67%	30.60%	to	27.77%
2018	0.65%	to	2.80%	3,193,358	12.08	to	26.04	105,446,548	0.76%	-13.96%	to	-15.83%
2017	0.75%	to	2.80%	3,336,860	13.99	to	30.94	128,948,416	0.72%	35.30%	to	32.52%
2016	0.75%	to	2.80%	3,380,606	10.34	to	23.35	98,153,725	0.77%	-0.90%	to	-2.95%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2020	0.40%	to	0.60%	104,238	16.77	to	16.52	1,740,026	0.90%	21.02%	to	20.77%
2019	0.40%	to	0.60%	124,703	13.86	to	13.68	1,722,366	1.04%	28.09%	to	27.83%
2018	0.40%	to	0.60%	121,300	10.82	to	10.70	1,308,781	0.89%	-19.74%	to	-19.90%
2017	0.40%	to	0.60%	88,438	13.48	to	13.36	1,189,825	1.24%	25.79%	to	25.54%
2016	0.40%	to	0.60%	54,895	10.72	to	10.64	587,155	1.13%	-2.51%	to	-2.70%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2020	0.95%	to	2.85%	5,258,596	12.89	to	11.88	68,309,809	0.63%	28.93%	to	17.59%
2019	1.10%	to	2.85%	5,652,376	11.17	to	10.10	61,577,746	0.71%	26.54%	to	24.31%
2018	1.10%	to	2.85%	5,495,598	8.83	to	8.12	47,474,543	0.59%	-20.44%	to	-21.86%
2017	1.10%	to	2.85%	5,217,271	11.10	to	10.40	56,888,078	1.10%	25.06%	to	22.85%
2016	1.10%	to	2.55%	3,977,900	8.88	to	8.53	34,817,879	0.82%	-3.78%	to	-5.19%
Invesco Oppenheimer V.I. Conservative Balanced Fund: Series I (OVMS)
2020	0.80%	to	1.40%	587,607	34.93	to	34.27	25,020,942	2.09%	13.94%	to	13.25%
2019	0.80%	to	1.40%	618,103	30.66	to	30.26	23,174,078	2.25%	16.57%	to	15.87%
2018	0.80%	to	1.40%	706,855	26.30	to	26.11	22,852,383	1.97%	-6.08%	to	-6.65%
2017	0.80%	to	1.40%	809,186	28.00	to	27.98	27,949,237	1.96%	8.38%	to	7.73%
2016	0.80%	to	1.40%	916,811	25.83	to	25.97	29,449,566	2.37%	4.42%	to	3.79%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
2020	0.80%	to	1.40%	136,629	11.87	to	11.29	1,556,211	5.65%	2.57%	to	1.95%
2019	0.80%	to	1.40%	152,056	11.57	to	11.07	1,696,709	3.69%	9.92%	to	9.25%
2018	0.80%	to	1.40%	139,910	10.52	to	10.14	1,425,090	5.14%	-5.17%	to	-5.74%
2017	0.80%	to	1.40%	163,993	11.10	to	10.75	1,771,062	2.37%	5.42%	to	4.79%
2016	0.80%	to	1.40%	178,847	10.53	to	10.26	1,841,821	4.91%	5.68%	to	5.05%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)
2020	0.75%	to	2.25%	426,549	11.67	to	10.31	4,692,036	5.34%	2.22%	to	0.67%
2019	0.75%	to	2.25%	550,096	11.42	to	10.24	5,970,206	3.35%	9.78%	to	8.12%
2018	0.75%	to	2.25%	639,787	10.40	to	9.47	6,361,027	4.57%	-5.26%	to	-6.70%
2017	0.75%	to	2.25%	756,811	10.98	to	10.15	8,003,732	1.97%	5.24%	to	3.66%
2016	0.75%	to	2.30%	821,814	10.43	to	9.77	8,318,897	4.55%	5.47%	to	3.83%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
2020	0.80%	to	1.40%	200,490	29.31	to	26.81	5,442,363	0.62%	18.97%	to	18.25%
2019	0.80%	to	1.40%	221,936	24.64	to	22.68	5,091,127	0.21%	25.46%	to	24.70%
2018	0.80%	to	1.40%	294,895	19.64	to	18.18	5,417,265	0.31%	-11.04%	to	-11.59%
2017	0.80%	to	1.40%	337,046	22.08	to	20.57	6,996,670	0.87%	13.25%	to	12.56%
2016	0.80%	to	1.40%	397,141	19.49	to	18.27	7,320,331	0.50%	17.11%	to	16.41%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)
2020	0.00%	to	2.85%	2,140,606	-	to	39.30	113,886,441	0.36%	0.00%	to	16.23%
2019	0.40%	to	2.85%	2,265,629	27.15	to	33.81	102,406,393	0.00%	25.63%	to	22.54%
2018	0.40%	to	2.85%	2,344,905	21.61	to	27.59	85,343,599	0.06%	-10.90%	to	-13.10%
2017	0.40%	to	2.85%	2,482,580	24.26	to	31.75	102,511,016	0.65%	13.46%	to	10.67%
2016	0.40%	to	2.85%	2,592,935	21.38	to	28.69	95,724,851	0.25%	17.20%	to	14.33%
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2020	0.40%	to	2.85%	7,535,428	22.53	to	16.85	145,790,113	1.97%	13.42%	to	10.63%
2019	0.40%	to	2.85%	8,769,928	19.87	to	15.23	151,627,922	2.06%	21.29%	to	18.31%
2018	0.40%	to	2.85%	9,932,830	16.38	to	12.87	143,522,530	1.78%	-5.82%	to	-8.15%
2017	0.40%	to	2.85%	11,348,594	17.39	to	14.02	176,379,301	1.54%	17.80%	to	14.91%
2016	0.40%	to	2.85%	13,254,020	14.76	to	12.20	177,205,766	0.58%	-2.96%	to	-5.34%
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
2020	0.40%	to	0.60%	12,952	4.08	to	4.06	52,658	1.91%	-37.09%	to	-37.21%
2019			0.40%	1,519			6.49	9,861	0.00%			3.06%
2018			0.40%	372			6.30	2,343	0.00%			-37.01%	****
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
2020	0.40%	to	2.85%	4,488,157	13.77	to	12.79	63,866,020	7.23%	5.60%	to	3.01%
2019	0.40%	to	2.85%	5,342,452	13.04	to	12.41	72,891,772	6.66%	10.75%	to	8.02%
2018	0.40%	to	2.85%	6,336,517	11.77	to	11.49	78,969,207	6.45%	-2.51%	to	-4.92%
2017	0.40%	to	2.85%	7,155,562	12.08	to	12.09	92,623,447	6.57%	6.25%	to	3.65%
2016	0.40%	to	2.85%	7,643,664	11.37	to	11.66	94,084,258	7.32%	15.72%	to	12.89%
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
2020	0.40%	to	2.85%	6,085,246	35.83	to	28.88	196,974,311	0.00%	48.41%	to	44.76%
2019	0.40%	to	2.85%	5,847,898	24.15	to	19.95	128,785,824	0.00%	37.39%	to	34.01%
2018	0.40%	to	2.85%	5,510,204	17.57	to	14.89	89,351,754	0.00%	-0.46%	to	-2.92%
2017	0.40%	to	2.85%	4,933,082	17.66	to	15.33	81,261,860	0.00%	26.39%	to	23.29%
2016	0.40%	to	2.85%	4,939,721	13.97	to	12.44	65,172,036	0.00%	5.69%	to	3.10%
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
2020			0.60%	573			20.28	11,618	1.44%	15.01%	to	15.01%
2019	0.40%	to	0.60%	567			17.63	9,996	3.59%	22.50%	to	22.50%
2018	0.40%	to	0.60%	1,382	14.56	to	14.39	20,024	2.05%	-4.65%	to	-4.84%
2017			0.60%	584			15.12	8,833	0.50%			19.12%
2016	0.40%	to	0.60%	3,698	12.79	to	12.70	47,246	1.48%	4.39%	to	1270.00%
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
2020	0.00%	to	0.40%	143,515	-	to	19.30	2,769,683	1.65%	0.00%	to	1930.00%
2019			0.40%	64,536			17.20	1,109,891	2.15%			14.20%
2018	0.40%	to	0.60%	85,500	15.06	to	14.79	1,286,585	1.00%	-2.32%	to	-2.52%
2017	0.40%	to	0.60%	117,558	15.42	to	15.17	1,811,530	0.90%	10.07%	to	9.85%
2016	0.40%	to	0.60%	207,446	14.01	to	13.81	2,905,030	1.19%	2.43%	to	2.23%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
2020	0.40%	to	0.60%	1,459,120	24.89	to	24.34	36,310,730	1.81%	14.66%	to	14.43%
2019	0.40%	to	0.60%	1,964,771	21.70	to	21.27	42,643,759	2.75%	20.91%	to	20.67%
2018	0.40%	to	0.60%	2,422,804	17.95	to	17.63	43,489,258	1.75%	-5.09%	to	-5.28%
2017	0.40%	to	0.60%	2,657,314	18.91	to	18.61	50,256,846	0.85%	16.25%	to	16.02%
2016	0.40%	to	0.60%	3,151,597	16.27	to	16.04	51,268,778	1.60%	4.10%	to	3.89%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
2020	0.40%	to	0.60%	296,203	16.05	to	15.81	4,735,681	1.42%	9.28%	to	9.06%
2019	0.40%	to	0.60%	376,811	14.68	to	14.50	5,519,034	2.37%	18.82%	to	18.58%
2018	0.40%	to	0.60%	614,350	12.36	to	12.23	7,577,401	1.31%	-5.13%	to	-5.33%
2017	0.40%	to	0.60%	789,280	13.03	to	12.91	10,268,091	0.47%	15.23%	to	15.00%
2016	0.40%	to	0.60%	978,660	11.31	to	11.23	11,054,154	0.89%	1.95%	to	1.75%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
2020	0.00%	to	0.60%	252,545	-	to	20.70	5,345,758	1.84%	0.00%	to	12.84%
2019	0.40%	to	0.60%	275,259	18.73	to	18.35	5,153,543	2.33%	16.38%	to	16.14%
2018	0.40%	to	0.60%	292,690	16.09	to	15.80	4,708,783	1.30%	-3.06%	to	-3.25%
2017	0.40%	to	0.60%	395,400	16.60	to	16.33	6,562,108	0.82%	12.32%	to	12.09%
2016	0.40%	to	0.60%	450,483	14.78	to	14.57	6,656,559	1.31%	2.69%	to	2.48%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
2020	0.40%	to	0.60%	90,018	14.66	to	14.45	1,317,329	1.60%	9.17%	to	8.95%
2019	0.40%	to	0.60%	132,892	13.43	to	13.26	1,782,768	1.68%	14.43%	to	14.20%
2018	0.40%	to	0.60%	138,108	11.74	to	11.61	1,619,392	0.84%	-3.29%	to	-3.48%
2017	0.40%	to	0.60%	170,612	12.14	to	12.03	2,069,210	0.45%	11.40%	to	11.18%
2016	0.40%	to	0.60%	176,118	10.89	to	10.82	1,917,733	0.56%	0.80%	to	0.60%
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
2020	0.40%	to	0.60%	312,191	15.37	to	15.15	4,763,513	1.34%	8.63%	to	8.41%
2019	0.40%	to	0.60%	355,682	14.15	to	13.97	5,004,356	1.88%	16.86%	to	16.62%
2018	0.40%	to	0.60%	427,741	12.11	to	11.98	5,159,747	0.96%	-4.39%	to	-4.58%
2017	0.40%	to	0.60%	434,074	12.67	to	12.55	5,480,390	0.46%	13.35%	to	13.12%
2016	0.40%	to	0.60%	594,742	11.17	to	11.10	6,633,673	0.61%	1.41%	to	1.20%
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
2020	0.00%	to	0.60%	872,712	-	to	22.38	19,901,998	1.83%	0.00%	to	13.66%
2019	0.40%	to	0.60%	1,090,124	20.10	to	19.69	21,895,578	2.64%	18.58%	to	18.34%
2018	0.40%	to	0.60%	1,360,385	16.95	to	16.64	23,045,587	1.41%	-4.29%	to	-4.48%
2017	0.40%	to	0.60%	1,572,218	17.71	to	17.42	27,829,778	0.77%	14.24%	to	14.01%
2016	0.40%	to	0.60%	1,897,746	15.50	to	15.28	29,408,209	1.32%	3.23%	to	3.02%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 2 (JPICB2)
2020	0.40%	to	2.40%	1,667,764	10.70	to	10.44	17,635,656	1.35%	7.25%	to	5.10%
2019	0.40%	to	1.75%	131,850	9.97	to	9.94	1,312,888	0.00%	-0.27%	to	-0.56%	****
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2020	0.80%	to	1.40%	276,962	36.61	to	33.09	9,285,126	1.49%	-0.43%	to	-1.04%
2019	0.80%	to	1.40%	332,614	36.77	to	33.44	11,261,759	1.64%	25.75%	to	24.99%
2018	0.80%	to	1.40%	387,327	29.24	to	26.75	10,479,437	0.97%	-12.55%	to	-13.08%
2017	0.80%	to	1.40%	469,253	33.44	to	30.78	14,600,047	0.81%	12.86%	to	12.18%
2016	0.80%	to	1.40%	535,946	29.63	to	27.44	14,855,704	0.87%	13.78%	to	13.09%
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (JABS)
2020	0.40%	to	2.20%	273,700	13.80	to	32.80	10,116,328	1.48%	13.57%	to	11.52%
2019	0.40%	to	2.20%	313,524	12.15	to	29.41	9,799,803	1.64%	21.78%	to	19.58%
2018	0.40%	to	2.20%	395,535	9.97	to	24.60	9,580,583	1.76%	-0.26%	to	-1.79%
2017	0.95%	to	2.20%	366,508	27.75	to	25.05	10,161,366	1.38%	17.02%	to	15.54%
2016	0.95%	to	2.20%	392,370	23.72	to	21.68	9,324,473	1.95%	3.34%	to	2.03%
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (JACAS)
2020	0.40%	to	2.75%	2,750,213	40.15	to	57.92	157,842,388	0.17%	38.48%	to	35.21%
2019	0.40%	to	2.75%	3,296,707	28.99	to	42.83	138,633,314	0.02%	36.30%	to	33.09%
2018	0.40%	to	2.75%	3,720,030	21.27	to	32.18	117,359,769	1.24%	1.31%	to	-1.09%
2017	0.40%	to	2.75%	4,346,116	21.00	to	32.54	137,560,937	0.00%	29.48%	to	26.43%
2016	0.40%	to	2.75%	5,035,118	16.22	to	25.74	125,005,211	0.87%	1.54%	to	-0.85%
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (JAFBS)
2020	0.40%	to	2.85%	7,902,412	12.13	to	10.53	90,145,783	2.42%	9.81%	to	7.11%
2019	0.40%	to	2.85%	6,400,630	11.04	to	9.83	67,151,605	2.87%	8.84%	to	6.16%
2018	0.40%	to	2.85%	6,585,369	10.15	to	9.26	64,146,071	2.77%	-1.68%	to	-4.12%
2017	0.40%	to	2.85%	5,597,484	10.32	to	9.66	56,031,070	2.60%	2.94%	to	0.42%
2016	0.40%	to	2.85%	4,859,004	10.02	to	9.62	47,777,798	2.72%	1.81%	to	-0.68%
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (JAGTS)
2020	0.40%	to	2.85%	6,692,192	51.19	to	44.03	255,649,680	0.00%	50.13%	to	46.44%
2019	0.40%	to	2.85%	6,662,451	34.10	to	30.07	175,244,593	0.40%	44.24%	to	40.69%
2018	0.40%	to	2.85%	6,599,469	23.64	to	21.37	122,975,804	1.08%	0.50%	to	-1.98%
2017	0.40%	to	2.85%	6,516,353	23.52	to	21.80	122,662,647	0.43%	44.33%	to	40.80%
2016	0.40%	to	2.85%	5,095,862	16.30	to	15.48	68,797,970	0.09%	13.40%	to	10.62%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (JAIGS)
2020	0.75%	to	2.65%	1,470,600	13.08	to	30.31	36,077,653	1.20%	15.15%	to	12.95%
2019	0.75%	to	2.65%	1,702,037	11.36	to	26.84	36,738,733	1.83%	25.76%	to	23.35%
2018	0.75%	to	2.65%	1,925,759	9.03	to	21.76	33,438,105	1.66%	-15.78%	to	-17.40%
2017	0.75%	to	2.75%	2,189,258	10.73	to	24.48	45,520,689	1.56%	29.83%	to	27.22%
2016	0.75%	to	2.75%	2,427,421	8.26	to	19.24	39,342,933	5.01%	-7.41%	to	-9.27%
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (JAMGS)
2020	0.40%	to	1.15%	73,688	31.49	to	29.72	2,299,064	0.00%	18.71%	to	26.93%
2019	0.40%	to	0.60%	77,654	26.53	to	26.17	2,053,042	0.05%	34.62%	to	34.35%
2018	0.40%	to	0.60%	91,628	19.71	to	19.48	1,800,769	0.16%	-1.06%	to	-1.26%
2017	0.40%	to	0.60%	35,322	19.92	to	19.73	702,177	0.46%	26.58%	to	26.33%
2016	0.40%	to	0.60%	14,228	15.73	to	15.62	223,445	0.72%	11.66%	to	11.43%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2020	0.40%	to	2.80%	4,455,162	10.77	to	9.25	43,856,657	2.64%	-1.67%	to	-4.04%
2019	0.40%	to	2.75%	4,475,407	10.95	to	9.67	45,259,957	0.88%	17.67%	to	14.89%
2018	0.40%	to	2.85%	4,904,233	9.30	to	8.38	42,606,559	1.92%	-18.88%	to	-20.89%
2017	0.40%	to	2.85%	4,480,686	11.47	to	10.59	48,516,913	1.93%	27.32%	to	24.20%
2016	0.40%	to	2.85%	4,087,331	9.01	to	8.52	35,091,210	1.28%	20.30%	to	17.35%
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2020	0.40%	to	1.45%	74,499	10.87	to	10.33	797,434	3.51%	2.72%	to	3.34%
2019	0.40%	to	0.60%	24,509	10.59	to	10.55	259,230	3.20%	4.64%	to	4.43%
2018	0.40%	to	0.60%	3,299	10.12	to	10.10	33,333	4.36%	1.16%	to	1.03%	****
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2020	0.40%	to	2.85%	5,558,265	11.82	to	10.53	62,781,398	2.63%	7.00%	to	4.37%
2019	0.40%	to	2.85%	4,806,220	11.05	to	10.09	51,206,073	2.87%	7.98%	to	5.32%
2018	0.40%	to	2.85%	3,894,839	10.23	to	9.58	38,813,179	3.68%	-1.42%	to	-3.86%
2017	0.40%	to	2.85%	2,660,651	10.38	to	9.96	27,146,077	3.22%	3.45%	to	0.91%
2016	0.40%	to	2.85%	1,134,112	10.03	to	9.87	11,295,234	4.65%	0.34%	to	-1.30%	****
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class (MNCPS2)
2020	0.40%	to	1.35%	17,232	15.48	to	13.06	264,188	0.43%	35.03%	to	30.58%
2019	0.40%	to	0.60%	7,458	11.46	to	11.43	85,441	1.01%	21.54%	to	21.30%
2018	0.40%	to	0.60%	4,444	9.43	to	9.42	41,888	0.65%	-5.68%	to	-5.81%	****
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
2020	0.95%	to	2.30%	323,675	21.66	to	20.01	6,781,997	0.22%	21.04%	to	19.39%
2019	0.95%	to	2.30%	391,705	17.89	to	16.76	6,823,648	0.34%	38.26%	to	36.37%
2018	0.95%	to	2.30%	427,471	12.94	to	12.29	5,420,401	0.34%	-0.38%	to	-1.75%
2017	0.95%	to	2.30%	485,616	12.99	to	12.51	6,216,844	0.41%	26.89%	to	25.16%
2016	0.95%	to	2.30%	601,619	10.24	to	9.99	6,098,868	0.38%	4.84%	to	3.41%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2020	0.40%	to	2.80%	2,835,105	35.39	to	28.65	91,032,268	0.00%	45.00%	to	41.51%
2019	0.40%	to	2.80%	3,012,031	24.41	to	20.25	67,089,712	0.00%	40.71%	to	37.32%
2018	0.40%	to	2.80%	2,337,791	17.35	to	14.74	37,462,273	0.00%	-2.11%	to	-4.49%
2017	0.40%	to	2.80%	2,308,380	17.72	to	15.44	38,147,836	0.00%	25.83%	to	22.81%
2016	0.40%	to	2.80%	1,975,791	14.08	to	12.57	26,229,003	0.00%	8.36%	to	5.76%
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2020	1.15%	to	2.40%	151,059	13.34	to	13.22	2,009,809	0.83%	33.36%	to	32.23%	****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2020	1.15%	to	2.40%	303,787	13.65	to	13.53	4,126,462	0.42%	36.49%	to	35.34%	****
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2020	0.40%	to	2.90%	9,837,182	24.56	to	29.12	380,449,667	1.35%	2.81%	to	0.23%
2019	0.40%	to	2.90%	10,092,360	23.89	to	29.05	383,956,790	1.87%	28.99%	to	25.75%
2018	0.40%	to	2.90%	11,370,541	18.52	to	23.10	339,385,908	1.31%	-10.72%	to	-12.97%
2017	0.40%	to	2.90%	12,465,206	20.75	to	26.55	422,395,200	1.72%	16.88%	to	13.96%
2016	0.40%	to	2.95%	13,487,674	17.75	to	23.13	396,228,612	1.89%	13.32%	to	10.43%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2020	0.40%	to	2.50%	1,108,316	12.57	to	12.13	13,698,901	1.46%	15.04%	to	12.61%
2019	0.60%	to	2.00%	208,542	10.91	to	10.81	2,261,362	0.64%	9.09%	to	8.06%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2020	0.40%	to	2.85%	12,241,240	29.15	to	22.36	316,939,311	0.78%	19.73%	to	16.78%
2019	0.40%	to	2.85%	13,810,529	24.35	to	19.14	301,384,233	1.46%	25.15%	to	22.07%
2018	0.40%	to	2.85%	14,677,349	19.46	to	15.68	258,562,131	0.91%	-10.09%	to	-12.31%
2017	0.40%	to	2.85%	15,131,602	21.64	to	17.88	299,395,315	1.32%	26.31%	to	23.22%
2016	0.40%	to	2.85%	14,144,359	17.13	to	14.51	224,168,969	1.15%	3.43%	to	0.89%
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)
2020	1.15%	to	1.45%	28,447	10.49	to	10.47	298,097	0.88%	4.91%	to	4.73%	****
MFS(R) Variable Insurance Trust - MFS Utilities Series: Service Class (MVUSC)
2020	0.40%	to	0.60%	13,983	16.64	to	16.39	230,456	2.34%	5.20%	to	4.99%
2019	0.40%	to	0.60%	13,924	15.82	to	15.61	218,369	3.78%	24.30%	to	24.05%
2018	0.40%	to	0.60%	13,773	12.73	to	12.58	173,720	0.78%	0.41%	to	0.20%
2017	0.40%	to	0.60%	14,544	12.67	to	12.56	183,219	4.14%	14.04%	to	13.81%
2016	0.40%	to	0.60%	13,452	11.11	to	11.03	148,800	3.44%	10.79%	to	10.57%
The Merger Fund VL - The Merger Fund VL (MGRFV)
2020			0.40%	516			12.22	6,307	0.00%	6.95%	to	6.95%
2019			0.40%	575			11.43	6,572	0.99%	5.74%	to	5.74%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2020	0.80%	to	1.40%	37,333	36.69	to	31.82	1,205,965	4.52%	4.70%	to	4.07%
2019	0.80%	to	1.40%	42,170	35.04	to	30.58	1,309,121	5.32%	13.34%	to	12.65%
2018	0.80%	to	1.40%	47,440	30.92	to	27.14	1,306,054	5.77%	-7.69%	to	-8.26%
2017	0.80%	to	1.40%	58,179	33.49	to	29.58	1,746,085	5.37%	8.83%	to	8.18%
2016	0.80%	to	1.40%	64,563	30.77	to	27.35	1,789,500	5.54%	9.67%	to	9.01%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)
2020	0.40%	to	1.85%	28,858	12.18	to	25.59	523,594	4.44%	5.11%	to	3.58%
2019	0.40%	to	1.85%	33,426	11.59	to	24.70	575,441	5.27%	13.71%	to	12.06%
2018	0.40%	to	1.85%	36,142	10.19	to	22.04	545,549	5.79%	-7.42%	to	-8.77%
2017	0.40%	to	2.05%	43,423	11.01	to	23.44	699,184	5.50%	9.15%	to	7.35%
2016	0.40%	to	2.05%	34,535	10.09	to	21.83	601,667	5.40%	10.14%	to	8.32%
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
2020	0.40%	to	2.40%	1,024,329	12.18	to	10.86	11,680,553	1.41%	-1.83%	to	-3.80%
2019	0.40%	to	2.85%	1,125,057	12.41	to	11.05	13,205,984	2.56%	27.36%	to	24.22%
2018	0.40%	to	2.85%	1,195,515	9.75	to	8.89	11,151,713	2.71%	-8.26%	to	-10.53%
2017	0.40%	to	2.85%	1,286,043	10.62	to	9.94	13,234,445	2.32%	12.09%	to	9.35%
2016	0.40%	to	2.85%	964,729	9.48	to	9.09	8,963,172	2.04%	14.51%	to	11.70%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
2020	0.95%	to	2.45%	626,449	17.30	to	13.11	9,812,067	2.68%	6.53%	to	4.91%
2019	0.95%	to	2.45%	714,861	16.24	to	12.50	10,538,872	3.82%	9.56%	to	7.90%
2018	0.95%	to	2.45%	694,470	14.82	to	11.58	9,391,779	2.31%	-1.86%	to	-3.35%
2017	0.95%	to	2.45%	759,666	15.10	to	11.99	10,536,969	2.90%	4.89%	to	3.31%
2016	0.95%	to	2.45%	799,543	14.40	to	11.60	10,604,673	1.66%	4.86%	to	3.27%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2020	0.80%	to	1.40%	146,420	17.17	to	15.70	2,329,063	2.67%	6.94%	to	6.29%
2019	0.80%	to	1.40%	181,090	16.05	to	14.78	2,706,989	4.20%	9.99%	to	9.33%
2018	0.80%	to	1.40%	190,500	14.59	to	13.51	2,604,041	2.39%	-1.45%	to	-2.05%
2017	0.80%	to	1.40%	172,681	14.81	to	13.80	2,405,559	3.21%	5.40%	to	4.76%
2016	0.80%	to	1.40%	164,356	14.05	to	13.17	2,183,887	2.00%	5.26%	to	4.63%
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
2020	0.40%	to	2.55%	27,077	10.48	to	9.18	275,094	4.48%	-15.19%	to	-17.02%
2019	0.40%	to	2.55%	28,285	12.35	to	11.06	341,682	2.65%	17.58%	to	15.05%
2018	0.40%	to	2.55%	34,671	10.51	to	9.62	358,146	3.11%	-8.57%	to	-10.55%
2017	0.40%	to	2.55%	18,964	11.49	to	10.75	216,047	2.37%	9.27%	to	6.92%
2016	0.40%	to	2.55%	41,570	10.52	to	10.05	436,532	1.27%	2.71%	to	0.50%
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2020	0.40%	to	2.80%	984,962	11.14	to	10.44	10,660,727	2.51%	3.33%	to	0.84%
2019	0.40%	to	2.80%	825,933	10.78	to	10.35	8,739,047	4.00%	6.16%	to	3.60%
2018	0.40%	to	2.40%	327,763	10.16	to	10.02	3,305,170	4.11%	1.56%	to	0.19%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
2020	0.40%	to	0.60%	246,406	20.29	to	19.98	4,972,990	1.85%	3.21%	to	3.01%
2019	0.40%	to	0.60%	224,130	19.66	to	19.40	4,386,568	1.93%	26.80%	to	26.55%
2018	0.40%	to	0.60%	207,195	15.50	to	15.33	3,200,981	2.56%	-7.63%	to	-7.82%
2017	0.40%	to	0.60%	64,704	16.78	to	16.63	1,084,015	4.50%	17.52%	to	17.29%
2016	0.40%	to	0.60%	15,125	14.28	to	14.18	215,630	2.58%	17.42%	to	17.18%
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class II (EIF2)
2020	0.40%	to	2.90%	10,097,888	24.47	to	25.56	365,770,918	1.64%	2.93%	to	0.35%
2019	0.40%	to	2.90%	9,239,208	23.78	to	25.47	327,350,159	1.75%	26.50%	to	23.32%
2018	0.40%	to	2.90%	8,038,252	18.80	to	20.65	226,539,313	1.71%	-7.83%	to	-10.16%
2017	0.40%	to	2.90%	6,803,971	20.39	to	22.99	208,825,609	3.09%	17.22%	to	14.29%
2016	0.40%	to	2.95%	6,230,456	17.40	to	19.97	164,047,875	2.16%	17.10%	to	14.11%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2020	0.40%	to	2.90%	10,223,988	14.03	to	10.50	185,949,751	2.08%	5.66%	to	3.01%
2019	0.40%	to	2.90%	9,956,482	13.28	to	10.20	171,404,321	2.19%	5.85%	to	3.19%
2018	0.40%	to	2.90%	12,354,850	12.54	to	9.88	194,998,578	2.11%	-0.45%	to	-2.96%
2017	0.40%	to	2.90%	12,420,978	12.60	to	10.18	202,152,690	2.07%	1.68%	to	-0.87%
2016	0.40%	to	2.95%	13,597,359	12.39	to	10.20	218,300,104	1.86%	0.34%	to	-2.22%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
2020	1.15%	to	1.45%	25,052	10.00	to	9.98	250,474	1.61%	-0.01%	to	-0.18%	****
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2020	0.40%	to	1.40%	320,088	13.44	to	28.35	8,442,330	1.88%	12.85%	to	11.71%
2019	0.40%	to	1.40%	374,687	11.91	to	25.38	8,798,661	2.37%	22.45%	to	21.22%
2018	0.40%	to	1.40%	400,658	9.73	to	20.93	7,946,756	0.64%	-17.75%	to	-18.58%
2017	0.40%	to	1.40%	452,326	11.82	to	25.71	11,025,859	1.38%	40.94%	to	39.53%
2016	0.40%	to	1.40%	426,004	8.39	to	18.43	7,799,060	0.81%	7.29%	to	6.21%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2020	0.75%	to	2.80%	1,426,598	13.42	to	30.35	54,869,952	1.71%	12.15%	to	9.83%
2019	0.75%	to	2.80%	1,580,746	11.97	to	27.63	54,828,054	2.19%	21.75%	to	19.23%
2018	0.75%	to	2.80%	1,701,880	9.83	to	23.17	48,869,518	0.43%	-18.28%	to	-19.98%
2017	0.75%	to	2.80%	1,953,769	12.03	to	28.96	67,991,928	0.95%	40.16%	to	37.28%
2016	0.75%	to	2.80%	1,775,366	8.58	to	21.10	45,333,109	0.81%	6.67%	to	4.48%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2020	0.40%	to	1.40%	812,767	14.88	to	17.06	13,883,721	1.19%	7.52%	to	6.44%
2019	0.40%	to	1.40%	887,888	13.84	to	16.02	14,250,205	2.48%	18.64%	to	17.45%
2018	0.40%	to	1.40%	1,056,569	11.67	to	13.64	14,455,330	2.01%	-14.88%	to	-15.74%
2017	0.40%	to	1.40%	1,111,699	13.71	to	16.19	18,155,383	1.70%	26.94%	to	25.67%
2016	0.40%	to	1.40%	1,229,114	10.80	to	12.88	15,966,524	2.09%	0.47%	to	-0.54%
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
2020	0.40%	to	3.00%	324,647,280	32.06	to	17.23	7,049,209,443	1.48%	11.55%	to	8.64%
2019	0.40%	to	3.00%	344,268,967	28.74	to	15.86	6,765,651,488	1.62%	20.30%	to	17.16%
2018	0.40%	to	3.00%	363,160,318	23.89	to	13.54	5,986,647,628	1.18%	-5.36%	to	-7.85%
2017	0.40%	to	3.00%	379,710,213	25.24	to	14.69	6,679,034,798	1.10%	15.33%	to	12.33%
2016	0.40%	to	3.00%	385,906,351	21.89	to	13.08	5,945,846,700	1.95%	8.56%	to	5.74%
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
2020	0.40%	to	3.00%	276,402,530	14.31	to	10.51	3,685,516,787	2.04%	8.77%	to	5.93%
2019	0.40%	to	3.00%	271,821,075	13.16	to	9.92	3,361,868,173	1.89%	8.55%	to	5.71%
2018	0.40%	to	3.00%	264,067,144	12.12	to	9.38	3,031,739,885	2.37%	-1.47%	to	-4.06%
2017	0.40%	to	3.00%	239,086,312	12.31	to	9.78	2,809,177,908	1.26%	2.80%	to	0.12%
2016	0.40%	to	3.00%	199,364,903	11.97	to	9.77	2,298,086,243	2.60%	2.24%	to	-0.42%
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
2020	0.40%	to	2.85%	14,118,865	30.18	to	25.24	434,739,348	0.65%	29.41%	to	26.23%
2019	0.40%	to	2.85%	15,592,346	23.32	to	19.99	374,098,028	0.65%	34.24%	to	30.94%
2018	0.40%	to	2.85%	15,904,781	17.37	to	15.27	287,097,447	0.23%	-9.79%	to	-12.02%
2017	0.40%	to	2.85%	16,304,900	19.25	to	17.36	329,817,513	0.71%	30.44%	to	27.25%
2016	0.40%	to	2.85%	16,411,990	14.76	to	13.64	257,450,632	1.51%	-0.21%	to	-2.66%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
2020	0.40%	to	3.00%	168,241,669	28.24	to	18.71	3,919,388,576	1.64%	12.63%	to	9.69%
2019	0.40%	to	3.00%	175,046,931	25.07	to	17.05	3,652,605,180	1.33%	25.16%	to	21.90%
2018	0.40%	to	3.00%	169,771,107	20.03	to	13.99	2,852,695,243	1.00%	-2.58%	to	-5.14%
2017	0.40%	to	3.00%	176,625,407	20.56	to	14.75	3,074,278,440	1.40%	21.44%	to	18.28%
2016	0.40%	to	3.00%	180,180,514	16.93	to	12.47	2,606,571,152	1.21%	10.64%	to	7.76%
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
2020	0.40%	to	2.85%	25,071,030	40.85	to	31.66	966,546,811	0.72%	50.89%	to	47.18%
2019	0.40%	to	2.85%	24,941,956	27.07	to	21.51	643,170,424	0.35%	29.76%	to	26.57%
2018	0.40%	to	2.85%	25,709,376	20.86	to	16.99	515,914,129	0.30%	-1.06%	to	-3.50%
2017	0.40%	to	2.85%	28,116,220	21.09	to	17.61	575,608,752	0.31%	27.29%	to	24.17%
2016	0.40%	to	2.85%	27,107,207	16.57	to	14.18	441,281,396	0.23%	8.63%	to	5.96%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2020	0.40%	to	3.05%	21,662,629	21.14	to	22.76	680,589,652	0.22%	11.88%	to	8.90%
2019	0.40%	to	3.05%	23,851,697	18.90	to	20.90	680,301,892	2.00%	21.34%	to	18.11%
2018	0.40%	to	3.05%	27,509,783	15.57	to	17.69	655,533,119	1.54%	-8.10%	to	-10.56%
2017	0.40%	to	3.05%	31,674,347	16.94	to	19.78	832,456,412	1.58%	16.21%	to	13.13%
2016	0.40%	to	3.05%	35,794,497	14.58	to	17.49	819,396,754	1.71%	8.05%	to	5.18%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2020	0.40%	to	3.00%	33,896,875	17.74	to	15.41	694,408,915	0.13%	8.12%	to	5.30%
2019	0.40%	to	3.00%	37,248,051	16.40	to	14.63	713,356,346	2.14%	13.03%	to	10.08%
2018	0.40%	to	3.00%	41,053,128	14.51	to	13.29	703,386,792	1.88%	-4.12%	to	-6.64%
2017	0.40%	to	3.00%	44,950,379	15.14	to	14.24	812,216,637	1.82%	8.78%	to	5.94%
2016	0.40%	to	3.00%	48,904,136	13.92	to	13.44	821,832,274	1.93%	5.28%	to	2.54%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2020			0.80%	58,407			13.34	779,131	1.88%	33.40%	to	33.40%	****
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2020	0.40%	to	2.85%	48,566,757	25.87	to	21.38	1,149,853,307	1.83%	17.38%	to	14.49%
2019	0.40%	to	2.85%	42,214,877	22.04	to	18.67	859,690,531	1.96%	30.32%	to	27.11%
2018	0.40%	to	2.85%	39,634,312	16.92	to	14.69	626,230,873	1.58%	-5.26%	to	-7.60%
2017	0.40%	to	2.85%	36,584,258	17.85	to	15.90	616,540,600	1.70%	20.74%	to	17.78%
2016	0.40%	to	2.85%	29,882,432	14.79	to	13.50	421,737,187	1.92%	10.95%	to	8.23%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2020	0.40%	to	2.95%	5,444,327	34.36	to	25.73	182,634,042	0.23%	12.36%	to	9.49%
2019	0.40%	to	2.95%	5,158,120	30.58	to	23.50	159,314,343	1.94%	23.24%	to	20.08%
2018	0.60%	to	2.95%	5,818,163	24.34	to	19.57	147,546,091	1.43%	-9.40%	to	-11.56%
2017	0.40%	to	2.95%	6,560,953	27.34	to	22.13	186,479,931	1.52%	17.96%	to	14.95%
2016	0.40%	to	2.95%	7,220,827	23.17	to	19.25	175,539,717	1.59%	9.03%	to	6.25%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2020	0.40%	to	2.85%	41,318,029	16.37	to	12.50	672,943,697	0.10%	6.29%	to	3.67%
2019	0.40%	to	2.70%	37,616,534	15.40	to	12.62	581,852,781	2.16%	9.09%	to	6.58%
2018	0.40%	to	2.70%	41,086,948	14.12	to	11.84	587,674,624	1.98%	-2.20%	to	-4.47%
2017	0.40%	to	2.80%	45,224,620	14.43	to	11.97	668,524,661	1.90%	5.26%	to	2.73%
2016	0.60%	to	2.80%	48,849,367	13.50	to	11.65	692,459,501	1.98%	3.64%	to	1.35%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2020	0.40%	to	3.00%	81,355,743	19.65	to	18.90	2,038,626,438	0.14%	9.90%	to	7.03%
2019	0.40%	to	3.00%	90,632,346	17.88	to	17.66	2,089,633,792	2.13%	17.27%	to	14.21%
2018	0.40%	to	3.00%	100,698,428	15.25	to	15.46	2,004,019,494	1.76%	-6.06%	to	-8.53%
2017	0.40%	to	3.00%	113,080,530	16.23	to	16.90	2,422,541,268	1.73%	12.48%	to	9.55%
2016	0.40%	to	3.00%	122,410,696	14.43	to	15.43	2,360,915,572	1.85%	6.72%	to	3.94%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2020	0.40%	to	1.35%	264,872	14.10	to	13.10	3,686,854	2.59%	6.91%	to	22.05%
2019	0.40%	to	0.60%	211,198	13.19	to	13.01	2,759,169	3.29%	20.93%	to	20.69%
2018	0.40%	to	0.60%	215,853	10.91	to	10.78	2,333,786	3.19%	-14.25%	to	-14.42%
2017	0.40%	to	0.60%	107,945	12.72	to	12.60	1,362,876	3.41%	24.06%	to	23.81%
2016	0.40%	to	0.60%	57,766	10.25	to	10.18	589,297	3.45%	0.35%	to	0.15%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
2020	0.40%	to	2.60%	9,445,312	12.36	to	10.30	114,470,863	2.24%	6.70%	to	4.34%
2019	0.40%	to	2.65%	9,034,263	11.58	to	9.81	103,403,145	3.26%	20.72%	to	17.99%
2018	0.40%	to	2.65%	8,362,077	9.59	to	8.31	80,089,453	2.43%	-14.47%	to	-16.42%
2017	0.40%	to	2.65%	7,174,717	11.22	to	9.94	81,139,401	2.73%	23.96%	to	21.17%
2016	0.40%	to	2.65%	5,900,388	9.05	to	8.21	54,316,240	2.49%	0.12%	to	-2.13%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2020	0.40%	to	2.55%	2,186,012	13.54	to	21.31	55,741,170	5.16%	5.59%	to	3.31%
2019	0.40%	to	2.55%	2,399,886	12.83	to	20.63	58,538,108	5.38%	14.28%	to	11.82%
2018	0.40%	to	2.55%	2,634,670	11.22	to	18.45	57,029,568	5.64%	-3.39%	to	-5.49%
2017	0.40%	to	2.55%	2,895,079	11.62	to	19.52	65,627,291	5.14%	6.33%	to	4.04%
2016	0.40%	to	2.65%	3,399,461	10.93	to	18.50	72,967,129	5.58%	13.70%	to	11.14%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2020	0.40%	to	2.85%	82,866,264	14.80	to	12.22	1,133,179,918	0.12%	5.90%	to	3.30%
2019	0.40%	to	2.85%	84,974,755	13.97	to	11.83	1,108,144,785	2.18%	14.79%	to	11.96%
2018	0.40%	to	2.85%	85,245,155	12.17	to	10.57	977,724,910	1.79%	-6.43%	to	-8.75%
2017	0.40%	to	2.85%	82,410,823	13.01	to	11.58	1,019,974,342	1.72%	16.50%	to	13.64%
2016	0.40%	to	2.85%	77,549,916	11.17	to	10.19	832,143,425	1.82%	6.52%	to	3.91%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2020	0.40%	to	2.85%	37,020,430	13.90	to	11.48	474,999,659	0.12%	4.14%	to	1.58%
2019	0.40%	to	2.85%	38,077,091	13.34	to	11.30	473,812,981	2.21%	12.55%	to	9.78%
2018	0.40%	to	2.85%	38,304,461	11.86	to	10.29	427,640,894	1.87%	-6.00%	to	-8.33%
2017	0.40%	to	2.85%	38,456,865	12.61	to	11.23	461,308,267	1.78%	13.58%	to	10.79%
2016	0.40%	to	2.85%	37,537,776	11.11	to	10.14	400,604,316	1.85%	5.29%	to	2.70%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2020	0.40%	to	2.80%	6,342,096	31.14	to	38.29	302,651,452	1.23%	12.66%	to	9.95%
2019	0.40%	to	2.80%	6,253,581	27.64	to	34.82	269,028,856	1.35%	25.15%	to	22.13%
2018	0.40%	to	2.80%	6,128,379	22.08	to	28.51	212,732,342	1.34%	-11.74%	to	-13.88%
2017	0.40%	to	2.75%	6,064,937	25.02	to	33.36	241,178,040	1.12%	15.32%	to	12.60%
2016	0.40%	to	2.75%	5,547,630	21.70	to	29.62	193,989,657	1.30%	19.81%	to	16.99%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)
2020	0.95%	to	1.45%	62,726	12.93	to	12.89	810,170	2.28%	29.30%	to	28.92%	****
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
2020	0.40%	to	2.85%	11,993,333	16.22	to	13.12	217,929,488	3.43%	3.64%	to	1.09%
2019	0.40%	to	2.85%	12,526,039	15.65	to	12.98	221,164,763	4.71%	8.73%	to	6.06%
2018	0.40%	to	2.85%	14,307,465	14.40	to	12.24	233,949,696	2.77%	-2.74%	to	-5.14%
2017	0.40%	to	2.85%	14,471,179	14.80	to	12.90	244,742,407	4.81%	5.91%	to	3.31%
2016	0.40%	to	2.85%	13,615,977	13.98	to	12.49	219,092,597	3.25%	8.21%	to	5.56%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2020	0.40%	to	2.85%	182,897,951	14.75	to	12.55	2,526,975,458	1.17%	6.66%	to	4.04%
2019	0.40%	to	2.85%	176,138,480	13.83	to	12.07	2,302,956,756	1.84%	18.49%	to	15.58%
2018	0.40%	to	2.85%	153,008,686	11.67	to	10.44	1,703,853,239	1.37%	-5.20%	to	-7.55%
2017	0.40%	to	2.85%	126,440,617	12.31	to	11.29	1,499,418,756	2.09%	17.08%	to	14.21%
2016	0.40%	to	2.85%	96,551,805	10.51	to	9.89	987,741,851	0.00%	8.11%	to	5.46%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2020	0.40%	to	2.75%	36,831,256	16.95	to	14.53	587,199,971	1.18%	6.55%	to	4.04%
2019	0.40%	to	2.80%	34,382,199	15.91	to	13.92	519,086,570	1.66%	21.49%	to	18.57%
2018	0.40%	to	2.80%	26,846,222	13.09	to	11.74	336,461,120	1.15%	-2.97%	to	-5.32%
2017	0.40%	to	2.80%	20,695,623	13.49	to	12.40	269,662,955	1.17%	21.21%	to	18.30%
2016	1.15%	to	2.80%	13,095,102	10.93	to	10.48	142,032,231	1.93%	8.78%	to	6.97%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (NCPG2)
2020	0.40%	to	2.85%	95,679,487	14.85	to	12.27	1,310,905,950	0.79%	6.93%	to	4.30%
2019	0.40%	to	2.85%	99,738,845	13.88	to	11.76	1,290,791,219	2.56%	14.95%	to	12.13%
2018	0.40%	to	2.85%	102,058,787	12.08	to	10.49	1,160,290,390	1.95%	-7.45%	to	-9.74%
2017	0.40%	to	2.85%	100,871,469	13.05	to	11.62	1,251,039,482	1.67%	17.32%	to	14.44%
2016	0.40%	to	2.85%	98,053,986	11.12	to	10.15	1,047,139,959	2.40%	5.79%	to	3.19%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2020	0.40%	to	2.85%	45,036,369	13.96	to	11.54	580,239,111	0.64%	4.62%	to	2.05%
2019	0.40%	to	2.85%	46,655,575	13.35	to	11.30	580,249,932	2.48%	13.40%	to	10.61%
2018	0.40%	to	2.85%	47,957,987	11.77	to	10.22	531,181,200	2.09%	-7.39%	to	-9.68%
2017	0.40%	to	2.85%	49,134,469	12.71	to	11.32	593,599,285	1.71%	14.31%	to	11.50%
2016	0.40%	to	2.85%	49,115,359	11.12	to	10.15	524,456,631	2.38%	5.14%	to	2.56%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)
2020	0.40%	to	1.95%	1,020,100	10.22	to	10.03	10,307,720	0.31%	1.10%	to	-0.47%
2019	1.15%	to	1.65%	101,281	10.09	to	10.08	1,021,589	0.23%	0.93%	to	0.82%	****
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Disciplined Equity Fund: Class II (NJNDE2)
2020	0.40%	to	1.95%	845,327	13.79	to	13.53	11,526,108	0.64%	25.49%	to	23.54%
2019	1.15%	to	1.30%	62,371	10.97	to	10.96	683,897	0.29%	9.68%	to	9.65%	****
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (NVAMV1)
2020	0.80%	to	1.40%	1,049,515	32.71	to	30.47	32,282,086	1.61%	0.68%	to	0.07%
2019	0.80%	to	1.40%	1,253,024	32.49	to	30.45	38,480,817	2.62%	25.94%	to	25.18%
2018	0.80%	to	1.40%	1,423,536	25.80	to	24.33	34,897,450	1.37%	-10.08%	to	-10.62%
2017	0.80%	to	1.40%	1,625,882	28.69	to	27.22	44,562,716	1.62%	7.81%	to	7.16%
2016	0.80%	to	1.40%	1,867,130	26.61	to	25.40	47,723,718	2.33%	19.48%	to	18.76%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class II (NVAMV2)
2020	0.40%	to	2.85%	2,517,282	33.58	to	25.11	74,166,607	1.02%	0.99%	to	-1.50%
2019	0.40%	to	2.85%	5,755,354	33.25	to	25.49	170,119,274	2.51%	26.18%	to	23.07%
2018	0.40%	to	2.85%	6,265,951	26.35	to	20.71	148,331,788	1.21%	-9.83%	to	-12.07%
2017	0.40%	to	2.85%	6,997,342	29.22	to	23.56	185,677,580	1.53%	8.00%	to	5.36%
2016	0.40%	to	2.85%	7,464,284	27.06	to	22.36	185,339,257	2.29%	19.73%	to	16.80%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class X (NVAMVX)
2020	0.80%	to	1.40%	332,668	11.83	to	11.80	3,927,929	1.47%	18.26%	to	18.05%	****
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class Z (NVAMVZ)
2020	0.40%	to	2.85%	13,722,206	11.84	to	11.75	161,881,573	1.40%	18.36%	to	17.47%	****
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2020	0.40%	to	0.60%	231,948	11.75	to	11.68	2,714,664	2.37%	6.77%	to	6.55%
2019	0.40%	to	0.60%	80,401	11.00	to	10.97	883,729	5.57%	7.96%	to	7.75%
2018			0.60%	16,971			10.18	172,727	2.90%	1.78%	to	1.78%	****
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2020	0.80%	to	1.40%	261,460	15.70	to	14.54	3,839,980	2.47%	6.16%	to	5.51%
2019	0.80%	to	1.40%	262,668	14.79	to	13.78	3,651,738	3.23%	8.07%	to	7.42%
2018	0.80%	to	1.40%	228,067	13.68	to	12.82	2,948,079	2.92%	-1.22%	to	-1.82%
2017	0.80%	to	1.40%	263,219	13.85	to	13.06	3,463,330	2.94%	3.56%	to	2.94%
2016	0.80%	to	1.40%	272,710	13.37	to	12.69	3,482,975	3.06%	4.51%	to	3.88%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2020	0.40%	to	2.90%	7,660,242	16.24	to	11.59	106,635,122	2.42%	6.34%	to	3.68%
2019	0.40%	to	2.90%	7,488,952	15.27	to	11.18	99,051,022	2.79%	8.26%	to	5.55%
2018	0.40%	to	2.90%	7,366,376	14.11	to	10.59	90,828,282	2.81%	-1.09%	to	-3.58%
2017	0.40%	to	2.90%	7,919,555	14.26	to	10.98	99,834,745	2.95%	3.76%	to	1.17%
2016	0.40%	to	2.95%	7,826,378	13.75	to	10.81	96,041,882	2.86%	4.59%	to	1.92%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (NVCCA2)
2020	0.40%	to	2.95%	135,712,156	21.78	to	14.58	2,393,718,334	0.97%	11.02%	to	8.18%
2019	0.40%	to	2.95%	149,287,227	19.62	to	13.48	2,397,275,270	2.79%	19.76%	to	16.69%
2018	0.40%	to	2.95%	167,139,954	16.38	to	11.55	2,264,765,326	1.97%	-8.53%	to	-10.88%
2017	0.40%	to	2.95%	185,428,749	17.91	to	12.96	2,776,209,980	1.62%	15.34%	to	12.40%
2016	0.40%	to	3.00%	200,598,080	15.53	to	11.48	2,632,282,710	2.68%	6.89%	to	4.11%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (NVCCN2)
2020	0.40%	to	2.85%	51,890,412	17.04	to	11.59	720,439,570	0.25%	7.16%	to	4.53%
2019	0.40%	to	2.85%	47,160,771	15.90	to	11.09	617,094,844	2.48%	10.23%	to	7.52%
2018	0.40%	to	2.85%	50,580,027	14.43	to	10.32	605,610,214	2.15%	-3.00%	to	-5.40%
2017	0.40%	to	2.85%	55,841,512	14.87	to	10.90	696,634,215	2.03%	5.93%	to	3.34%
2016	0.40%	to	2.85%	60,815,023	14.04	to	10.55	723,035,083	2.47%	4.20%	to	1.64%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2020	0.40%	to	2.75%	17,555,860	22.56	to	15.32	314,337,550	1.08%	11.81%	to	9.17%
2019	0.40%	to	2.75%	19,173,402	20.18	to	14.03	310,244,835	2.79%	21.74%	to	18.87%
2018	0.40%	to	2.75%	21,482,129	16.58	to	11.80	289,247,189	1.94%	-9.87%	to	-12.01%
2017	0.40%	to	3.05%	24,451,473	18.39	to	13.02	369,304,104	1.46%	17.60%	to	14.48%
2016	0.40%	to	3.05%	27,286,181	15.64	to	11.37	354,523,164	2.56%	7.16%	to	4.32%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (NVCMC2)
2020	0.40%	to	2.95%	45,209,068	18.49	to	12.78	700,538,949	0.56%	8.62%	to	5.84%
2019	0.40%	to	2.95%	49,936,654	17.02	to	12.07	719,567,509	2.57%	13.84%	to	10.93%
2018	0.40%	to	2.95%	55,035,016	14.95	to	10.88	703,698,360	2.16%	-5.15%	to	-7.59%
2017	0.40%	to	2.95%	60,127,400	15.76	to	11.78	819,027,614	1.88%	9.45%	to	6.65%
2016	0.40%	to	2.95%	65,146,020	14.40	to	11.04	819,439,987	2.59%	5.57%	to	2.88%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (NVCMD2)
2020	0.40%	to	3.40%	136,791,709	20.68	to	13.20	2,317,991,926	0.84%	10.25%	to	6.93%
2019	0.40%	to	3.40%	152,335,696	18.76	to	12.35	2,366,315,044	2.70%	17.67%	to	14.13%
2018	0.40%	to	3.40%	169,751,666	15.94	to	10.82	2,264,195,193	2.01%	-7.46%	to	-10.26%
2017	0.40%	to	3.40%	187,940,542	17.22	to	12.06	2,738,361,078	1.75%	13.51%	to	10.11%
2016	0.40%	to	3.40%	204,434,070	15.17	to	10.95	2,651,970,663	2.67%	6.31%	to	3.12%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (NVCRA2)
2020	0.40%	to	2.70%	4,648,789	33.17	to	15.74	84,142,232	1.16%	12.11%	to	9.52%
2019	0.40%	to	2.70%	4,425,266	29.59	to	14.37	72,133,662	2.82%	23.46%	to	20.61%
2018	0.40%	to	2.70%	4,587,657	23.96	to	11.91	61,099,009	1.84%	-11.10%	to	-13.17%
2017	0.65%	to	2.70%	4,871,759	26.38	to	13.72	73,924,018	1.25%	19.02%	to	16.57%
2016	0.75%	to	2.70%	5,239,664	21.99	to	11.77	67,465,921	2.34%	7.55%	to	5.45%
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (NVCRB2)
2020	0.40%	to	3.10%	124,798,101	19.47	to	13.06	2,020,186,357	0.69%	9.24%	to	6.28%
2019	0.40%	to	3.10%	136,546,286	17.82	to	12.29	2,043,288,342	2.61%	15.71%	to	12.58%
2018	0.40%	to	3.10%	148,478,478	15.40	to	10.92	1,939,268,123	2.19%	-6.61%	to	-9.16%
2017	0.40%	to	3.10%	161,832,789	16.49	to	12.02	2,286,483,422	1.86%	11.60%	to	8.59%
2016	0.40%	to	3.10%	170,712,773	14.78	to	11.07	2,182,783,312	2.64%	5.68%	to	2.83%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2020	0.40%	to	2.95%	77,619,638	22.61	to	16.71	1,554,393,423	0.13%	8.97%	to	6.18%
2019	0.40%	to	2.95%	82,100,866	20.75	to	15.74	1,523,490,816	2.18%	14.88%	to	11.94%
2018	0.40%	to	2.95%	87,424,198	18.06	to	14.06	1,425,937,414	1.89%	-5.23%	to	-7.67%
2017	0.40%	to	2.95%	92,168,347	19.06	to	15.23	1,602,315,736	1.84%	10.69%	to	7.86%
2016	0.40%	to	2.95%	94,544,701	17.22	to	14.12	1,499,704,435	1.99%	5.88%	to	3.18%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2020	0.40%	to	2.65%	56,780,594	28.10	to	21.53	1,407,641,163	0.18%	11.17%	to	8.66%
2019	0.40%	to	2.65%	62,012,665	25.28	to	19.81	1,397,418,551	2.05%	19.46%	to	16.76%
2018	0.40%	to	2.65%	68,870,094	21.16	to	16.97	1,312,150,957	1.65%	-6.85%	to	-8.96%
2017	0.40%	to	2.65%	75,042,840	22.72	to	18.64	1,551,449,320	1.66%	14.35%	to	11.78%
2016	0.40%	to	2.65%	79,973,616	19.86	to	16.67	1,461,461,049	1.80%	7.31%	to	4.89%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2020	0.40%	to	2.30%	1,262,379	11.24	to	10.89	13,958,969	1.97%	6.70%	to	4.66%
2019	0.40%	to	2.10%	241,170	10.54	to	10.42	2,523,618	2.02%	5.37%	to	4.17%	****
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2020	0.40%	to	2.10%	841,583	12.50	to	12.14	10,357,268	2.36%	15.30%	to	13.33%
2019	0.40%	to	2.10%	205,941	10.84	to	10.72	2,218,214	0.99%	8.40%	to	7.16%	****
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2020	0.40%	to	2.80%	3,984,946	13.00	to	9.19	43,019,167	0.97%	7.25%	to	4.67%
2019	0.40%	to	2.75%	4,290,709	12.12	to	8.83	43,690,147	2.31%	18.44%	to	15.64%
2018	0.40%	to	2.80%	4,687,087	10.23	to	7.60	40,790,812	1.81%	-15.14%	to	-17.20%
2017	0.40%	to	2.80%	5,107,600	12.06	to	9.17	52,776,198	1.53%	26.57%	to	23.53%
2016	0.40%	to	2.80%	4,680,764	9.53	to	7.43	38,728,376	1.94%	0.23%	to	-2.18%
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
2020	0.40%	to	2.85%	5,540,378	17.78	to	12.71	83,780,048	2.68%	8.60%	to	5.93%
2019	0.40%	to	2.85%	4,758,362	16.37	to	11.99	67,267,324	2.88%	9.16%	to	6.47%
2018	0.40%	to	2.65%	5,180,632	15.00	to	11.51	67,720,853	2.45%	-1.85%	to	-4.08%
2017	0.40%	to	2.65%	5,222,094	15.28	to	12.00	70,161,668	2.37%	3.35%	to	1.02%
2016	0.40%	to	2.65%	5,144,916	14.79	to	11.88	67,608,454	2.85%	2.92%	to	0.60%
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
2020	0.40%	to	2.85%	26,645,007	14.26	to	11.71	339,221,529	3.04%	14.09%	to	11.28%
2019	0.40%	to	2.85%	27,691,497	12.50	to	10.53	311,900,255	0.55%	14.49%	to	11.67%
2018	0.40%	to	2.85%	24,609,072	10.92	to	9.43	244,394,241	0.91%	-8.84%	to	-11.09%
2017	0.40%	to	2.85%	19,669,396	11.97	to	10.60	216,246,380	1.33%	17.96%	to	15.07%
2016	0.40%	to	2.85%	14,720,771	10.15	to	9.21	138,538,134	1.17%	1.52%	to	0.05%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (NVMIG1)
2020	0.80%	to	1.40%	1,713,719	19.11	to	18.35	31,616,626	1.00%	49.83%	to	48.93%
2019	0.80%	to	1.40%	1,793,593	12.75	to	12.32	22,197,089	1.24%	32.08%	to	31.29%
2018	0.80%	to	1.40%	1,994,973	9.65	to	9.38	18,790,106	1.07%	-17.13%	to	-17.63%
2017	0.80%	to	1.40%	2,185,527	11.65	to	11.39	24,969,891	1.22%	24.77%	to	24.02%
2016	0.80%	to	1.40%	2,452,159	9.34	to	9.19	22,572,837	1.42%	-2.90%	to	-3.49%
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II (NVMIG6)
2020	0.00%	to	2.90%	6,589,562	-	to	16.54	129,813,503	0.73%	0.00%	to	46.39%
2019	0.40%	to	2.90%	7,384,663	16.17	to	11.30	98,572,728	0.93%	32.31%	to	28.99%
2018	0.40%	to	2.90%	8,452,066	12.22	to	8.76	86,186,531	1.09%	-17.00%	to	-19.10%
2017	0.40%	to	2.90%	9,061,611	14.72	to	10.83	112,569,402	0.95%	25.03%	to	21.91%
2016	0.40%	to	2.95%	10,445,091	11.78	to	8.84	104,876,593	1.20%	-2.86%	to	-5.34%
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X (NVMIVX)
2020	0.80%	to	1.40%	172,168	11.76	to	11.75	2,022,842	0.00%	17.62%	to	17.47%	****
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z (NVMIVZ)
2020	0.40%	to	2.85%	5,062,128	11.77	to	11.71	59,459,292	0.00%	17.73%	to	17.12%	****
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I (NVMLG1)
2020	0.80%	to	1.40%	332,711	32.81	to	30.39	10,220,466	0.00%	29.05%	to	28.27%
2019	0.80%	to	1.40%	382,086	25.43	to	23.69	9,152,537	3.89%	29.49%	to	28.70%
2018	0.80%	to	1.40%	448,327	19.64	to	18.41	8,334,968	0.30%	-3.86%	to	-4.44%
2017	0.80%	to	1.40%	489,827	20.42	to	19.26	9,520,499	0.34%	29.17%	to	28.39%
2016	0.80%	to	1.40%	554,024	15.81	to	15.00	8,379,213	0.80%	1.37%	to	0.76%
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II (NVMLG2)
2020	0.00%	to	2.90%	4,493,641	-	to	24.30	130,518,305	0.00%	0.00%	to	26.15%
2019	0.40%	to	2.90%	5,293,739	26.12	to	19.26	120,096,282	3.80%	29.70%	to	26.44%
2018	0.40%	to	2.90%	5,938,578	20.14	to	15.23	105,053,168	0.05%	-3.74%	to	-6.17%
2017	0.40%	to	2.90%	6,516,758	20.92	to	16.24	120,994,190	0.10%	29.36%	to	26.13%
2016	0.40%	to	2.95%	7,269,482	16.17	to	12.81	105,496,062	0.60%	1.58%	to	-1.01%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
2020			1.35%	12,575			9.92	124,759	0.00%	-0.79%	to	-0.79%	****
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I (NVMMG1)
2020	0.80%	to	1.40%	6,775,511	40.62	to	37.61	257,743,310	0.00%	59.61%	to	58.65%
2019	0.80%	to	1.40%	7,457,247	25.45	to	23.71	178,638,041	0.00%	36.16%	to	35.33%
2018	0.80%	to	1.40%	8,287,039	18.69	to	17.52	146,556,578	0.00%	-7.60%	to	-8.16%
2017	0.80%	to	1.40%	9,267,604	20.23	to	19.08	178,297,202	0.00%	26.72%	to	25.95%
2016	0.80%	to	1.40%	10,317,863	15.96	to	15.15	157,462,898	0.00%	5.62%	to	4.98%
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II (NVMMG2)
2020	0.00%	to	2.90%	4,474,872	-	to	29.99	160,767,539	0.00%	0.00%	to	55.85%
2019	0.40%	to	2.90%	5,672,388	25.37	to	19.24	128,521,809	0.00%	36.29%	to	32.87%
2018	0.40%	to	2.90%	5,598,301	18.61	to	14.48	94,321,007	0.00%	-7.42%	to	-9.76%
2017	0.40%	to	2.90%	6,895,043	20.11	to	16.05	126,493,184	0.00%	27.01%	to	23.84%
2016	0.40%	to	2.95%	7,147,706	15.83	to	12.90	104,584,693	0.00%	5.63%	to	2.94%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2020	0.40%	to	0.60%	29,163	18.79	to	18.51	544,476	2.16%	-1.47%	to	-1.67%
2019	0.40%	to	0.60%	34,208	19.07	to	18.82	648,555	2.31%	23.48%	to	23.23%
2018	0.40%	to	0.60%	40,741	15.45	to	15.27	626,375	1.31%	-13.47%	to	-13.64%
2017	0.40%	to	0.60%	37,926	17.85	to	17.69	676,004	1.37%	13.49%	to	13.27%
2016	0.40%	to	0.60%	34,172	15.73	to	15.61	536,981	1.61%	17.25%	to	17.02%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2020	0.00%	to	2.90%	9,633,785	-	to	18.12	211,836,954	2.07%	0.00%	to	-4.01%
2019	0.40%	to	2.90%	10,260,963	26.05	to	18.88	231,565,828	2.20%	23.35%	to	20.26%
2018	0.40%	to	2.90%	11,449,717	21.12	to	15.70	211,614,202	1.04%	-13.50%	to	-15.69%
2017	0.40%	to	2.90%	12,848,908	24.42	to	18.62	277,323,581	1.10%	13.38%	to	10.55%
2016	0.40%	to	2.95%	14,406,181	21.53	to	16.77	276,935,485	1.36%	17.12%	to	14.13%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2020	0.80%	to	1.40%	3,252,837	25.49	to	23.60	77,486,527	0.43%	12.64%	to	11.96%
2019	0.80%	to	1.40%	3,565,898	22.63	to	21.08	75,809,329	0.64%	27.05%	to	26.28%
2018	0.80%	to	1.40%	3,929,899	17.81	to	16.69	66,105,643	0.53%	-5.53%	to	-6.11%
2017	0.80%	to	1.40%	4,345,281	18.85	to	17.78	77,788,449	0.52%	23.86%	to	23.11%
2016	0.80%	to	1.40%	4,870,321	15.22	to	14.44	70,764,705	0.78%	12.70%	to	12.02%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
2020	0.40%	to	2.85%	1,943,145	26.11	to	19.23	44,522,365	0.33%	12.95%	to	10.17%
2019	0.40%	to	2.85%	2,102,879	23.12	to	17.45	43,109,027	0.55%	27.57%	to	24.44%
2018	0.40%	to	2.85%	2,256,041	18.12	to	14.03	36,584,902	0.45%	-5.39%	to	-7.73%
2017	0.40%	to	2.85%	2,319,444	19.15	to	15.20	40,146,704	0.54%	24.26%	to	21.22%
2016	0.40%	to	2.55%	1,806,938	15.41	to	12.88	25,449,885	0.70%	13.09%	to	10.66%
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (NVNSR1)
2020	0.80%	to	1.40%	81,191	26.33	to	24.38	2,003,750	0.79%	12.45%	to	11.77%
2019	0.80%	to	1.40%	95,317	23.42	to	21.82	2,102,708	0.81%	25.00%	to	24.24%
2018	0.80%	to	1.40%	115,207	18.73	to	17.56	2,043,477	0.68%	-6.55%	to	-7.12%
2017	0.80%	to	1.40%	115,638	20.05	to	18.90	2,205,698	0.60%	17.67%	to	16.96%
2016	0.80%	to	1.40%	129,072	17.04	to	16.16	2,103,063	0.76%	9.23%	to	8.57%
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (NVNSR2)
2020	0.00%	to	2.90%	4,286,078	-	to	19.87	102,250,745	0.74%	0.00%	to	10.05%
2019	0.40%	to	2.90%	4,925,653	25.49	to	18.05	105,164,967	0.70%	25.54%	to	22.39%
2018	0.40%	to	2.90%	5,445,148	20.30	to	14.75	93,620,504	0.54%	-6.25%	to	-8.62%
2017	0.40%	to	2.90%	6,457,892	21.66	to	16.14	119,725,945	0.52%	17.89%	to	14.94%
2016	0.40%	to	2.95%	7,416,099	18.37	to	13.98	117,854,984	0.69%	9.67%	to	6.87%
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (NVOLG1)
2020	0.40%	to	1.40%	9,063,806	20.96	to	46.60	424,894,407	1.34%	18.42%	to	17.23%
2019	0.40%	to	1.40%	9,975,304	17.70	to	39.75	398,939,922	1.69%	37.07%	to	35.69%
2018	0.40%	to	1.40%	11,104,064	12.91	to	29.29	327,345,278	0.76%	-1.67%	to	-2.66%
2017	0.40%	to	1.40%	12,431,015	13.13	to	30.09	376,275,486	0.47%	26.80%	to	25.54%
2016	0.40%	to	1.40%	13,924,566	10.36	to	23.97	335,516,409	0.74%	3.58%	to	2.19%	****
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class II (NVOLG2)
2020	0.40%	to	2.85%	6,655,943	50.88	to	38.05	297,599,928	1.08%	18.05%	to	15.15%
2019	0.40%	to	2.85%	7,991,334	43.10	to	33.04	305,253,784	1.51%	36.78%	to	33.42%
2018	0.40%	to	2.85%	8,197,306	31.51	to	24.77	231,914,827	0.49%	-1.94%	to	-4.36%
2017	0.40%	to	2.85%	9,719,315	32.13	to	25.90	283,303,657	0.23%	26.56%	to	23.46%
2016	0.40%	to	2.85%	10,651,011	25.39	to	20.98	248,287,464	0.52%	2.91%	to	0.39%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2020	0.80%	to	1.40%	2,176,770	18.29	to	16.94	37,235,512	1.51%	-6.14%	to	-6.71%
2019	0.80%	to	1.40%	2,444,964	19.49	to	18.15	44,800,326	1.67%	29.66%	to	28.87%
2018	0.80%	to	1.40%	2,737,930	15.03	to	14.09	38,891,138	1.80%	-4.70%	to	-5.28%
2017	0.80%	to	1.40%	3,139,271	15.77	to	14.87	47,032,790	2.11%	5.65%	to	5.01%
2016	0.80%	to	1.40%	3,544,959	14.93	to	14.16	50,537,759	1.95%	6.49%	to	5.85%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II (NVRE2)
2020	0.00%	to	2.85%	4,728,963	-	to	13.58	75,696,655	1.23%	0.00%	to	-8.39%
2019	0.40%	to	2.85%	5,671,543	40.07	to	14.82	97,626,272	1.56%	29.92%	to	26.73%
2018	0.40%	to	2.85%	5,777,988	30.84	to	11.70	77,587,417	1.58%	-4.44%	to	-6.81%
2017	0.40%	to	2.85%	6,517,308	32.27	to	12.55	92,788,755	1.94%	5.72%	to	3.13%
2016	0.40%	to	2.85%	6,892,130	30.53	to	12.17	94,000,848	1.80%	6.75%	to	4.13%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2020	0.40%	to	2.80%	7,070,809	22.31	to	18.50	144,650,552	0.97%	18.84%	to	15.98%
2019	0.40%	to	2.80%	6,508,380	18.77	to	15.95	113,046,259	0.98%	24.46%	to	21.46%
2018	0.40%	to	2.80%	5,983,119	15.08	to	13.14	84,445,236	1.15%	-11.70%	to	-13.84%
2017	0.40%	to	2.80%	5,388,295	17.08	to	15.25	87,059,918	1.01%	13.73%	to	10.99%
2016	0.40%	to	2.80%	3,887,870	15.02	to	13.74	55,789,584	1.21%	20.39%	to	17.50%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2020	0.40%	to	2.85%	15,054,408	12.28	to	8.93	160,138,621	1.64%	2.42%	to	-0.10%
2019	0.40%	to	2.85%	14,111,650	11.99	to	8.94	147,972,960	2.25%	3.67%	to	1.12%
2018	0.40%	to	2.85%	15,840,601	11.56	to	8.84	160,913,063	2.26%	0.41%	to	-2.07%
2017	0.40%	to	2.85%	13,652,889	11.52	to	9.03	140,413,930	1.66%	1.17%	to	-1.31%
2016	0.40%	to	2.85%	13,257,629	11.38	to	9.15	136,142,803	1.72%	2.08%	to	-0.42%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (NVTIV3)
2020	0.00%	to	2.90%	12,054,637	-	to	13.51	192,611,982	1.36%	0.00%	to	2.13%
2019	0.40%	to	2.90%	12,319,345	17.35	to	13.23	189,880,932	2.46%	12.04%	to	9.22%
2018	0.40%	to	2.90%	12,328,795	15.48	to	12.11	171,344,836	1.94%	-16.03%	to	-18.15%
2017	0.40%	to	2.90%	12,810,235	18.44	to	14.80	214,282,184	1.95%	22.23%	to	19.17%
2016	0.40%	to	2.95%	14,534,440	15.09	to	12.37	201,090,496	2.11%	0.71%	to	-1.86%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2020	0.00%	to	2.80%	57,534,586	-	to	7.27	673,618,552	0.20%	0.00%	to	-2.56%
2019	0.40%	to	2.75%	43,262,098	10.08	to	7.53	503,101,231	1.75%	1.37%	to	-1.02%
2018	0.40%	to	2.75%	48,439,904	9.95	to	7.60	564,774,770	1.38%	0.98%	to	-1.41%
2017	0.40%	to	2.75%	45,584,470	9.85	to	7.71	517,536,153	0.41%	0.02%	to	-2.33%
2016	0.40%	to	2.75%	50,109,476	9.85	to	7.90	583,715,336	0.01%	-0.39%	to	-2.74%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2020	0.40%	to	1.40%	716,499	23.40	to	90.96	65,038,038	0.02%	22.20%	to	20.97%
2019	0.40%	to	1.40%	806,570	19.15	to	75.19	60,484,876	0.07%	25.15%	to	23.89%
2018	0.40%	to	1.40%	888,494	15.30	to	60.69	53,898,367	0.01%	-12.99%	to	-13.86%
2017	0.40%	to	1.40%	1,004,309	17.58	to	70.46	70,169,362	0.00%	13.03%	to	11.90%
2016	0.40%	to	1.40%	1,123,947	15.55	to	62.96	70,421,172	0.32%	22.34%	to	21.12%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2020	0.00%	to	2.85%	928,880	-	to	35.56	45,295,758	0.02%	0.00%	to	18.87%
2019	0.40%	to	2.85%	1,019,467	23.67	to	29.92	41,289,671	0.00%	24.85%	to	21.78%
2018	0.40%	to	2.85%	1,077,040	18.95	to	24.56	35,320,370	0.00%	-13.18%	to	-15.33%
2017	0.40%	to	2.85%	1,205,338	21.83	to	29.01	46,095,743	0.00%	12.75%	to	9.98%
2016	0.40%	to	2.85%	1,300,494	19.36	to	26.38	44,530,901	0.10%	22.05%	to	19.06%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2020	0.80%	to	1.40%	366,187	26.21	to	23.12	8,666,508	0.00%	39.76%	to	38.92%
2019	0.80%	to	1.40%	385,691	18.76	to	16.65	6,568,627	0.00%	34.63%	to	33.81%
2018	0.80%	to	1.40%	420,135	13.93	to	12.44	5,337,564	0.00%	-8.68%	to	-9.24%
2017	0.80%	to	1.40%	461,080	15.26	to	13.71	6,438,048	0.00%	23.93%	to	23.18%
2016	0.80%	to	1.40%	487,634	12.31	to	11.13	5,511,328	0.00%	7.44%	to	6.79%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2020	0.40%	to	2.85%	1,064,256	31.54	to	34.61	50,240,174	0.00%	39.95%	to	36.51%
2019	0.40%	to	2.85%	1,200,642	22.53	to	25.36	40,915,829	0.00%	34.84%	to	31.52%
2018	0.40%	to	2.85%	1,224,052	16.71	to	19.28	31,271,546	0.00%	-8.58%	to	-10.85%
2017	0.75%	to	2.85%	1,227,824	18.26	to	21.63	34,761,039	0.00%	23.71%	to	21.11%
2016	0.40%	to	2.85%	1,265,979	15.53	to	17.86	29,153,361	0.00%	7.63%	to	4.99%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2020	0.40%	to	1.40%	511,393	17.47	to	42.95	21,823,005	0.07%	4.73%	to	3.68%
2019	0.40%	to	1.40%	571,880	16.68	to	41.43	23,770,709	1.03%	18.52%	to	17.33%
2018	0.40%	to	1.40%	644,567	14.07	to	35.31	22,896,879	0.66%	-17.29%	to	-18.12%
2017	0.40%	to	1.40%	734,822	17.02	to	43.12	31,669,137	0.50%	8.63%	to	7.54%
2016	0.40%	to	1.40%	827,693	15.66	to	40.10	33,242,961	0.64%	25.43%	to	24.17%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2020	0.00%	to	2.85%	958,037	-	to	28.35	37,813,407	0.00%	0.00%	to	1.96%
2019	0.40%	to	2.85%	927,362	23.36	to	27.80	35,485,822	0.87%	18.22%	to	15.31%
2018	0.40%	to	2.85%	987,854	19.76	to	24.11	32,404,893	0.45%	-17.46%	to	-19.50%
2017	0.40%	to	2.85%	1,059,738	23.94	to	29.95	42,566,701	0.28%	8.32%	to	5.66%
2016	0.40%	to	2.85%	1,159,257	22.10	to	28.35	43,560,924	0.47%	25.11%	to	22.04%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2020	0.80%	to	1.40%	854,052	61.55	to	64.47	130,225,742	1.13%	9.47%	to	8.81%
2019	0.80%	to	1.40%	937,161	56.22	to	59.25	130,888,989	1.14%	28.27%	to	27.50%
2018	0.80%	to	1.40%	1,054,265	43.83	to	46.48	113,465,570	1.06%	-0.81%	to	-1.41%
2017	0.80%	to	1.40%	1,184,299	44.19	to	47.14	128,403,881	1.00%	19.56%	to	18.84%
2016	0.80%	to	1.40%	1,304,033	36.96	to	39.67	118,905,204	1.39%	10.50%	to	9.83%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)
2020	0.00%	to	2.90%	2,909,367	-	to	27.41	109,423,208	0.88%	0.00%	to	6.86%
2019	0.40%	to	2.90%	3,243,676	23.82	to	25.65	112,585,840	0.92%	28.51%	to	25.28%
2018	0.65%	to	2.90%	3,413,423	17.83	to	20.47	93,554,314	0.78%	-0.93%	to	-3.19%
2017	0.65%	to	2.90%	4,014,588	17.99	to	21.15	112,084,631	0.74%	19.47%	to	16.77%
2016	0.40%	to	2.95%	4,706,075	15.58	to	17.98	111,044,455	1.12%	10.71%	to	7.89%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)
2020	1.25%	to	2.25%	6,331	19.30	to	16.45	114,213	0.50%	11.17%	to	10.04%
2019	1.25%	to	2.25%	7,137	17.36	to	14.95	116,470	0.15%	26.09%	to	24.81%
2018	1.25%	to	2.25%	8,216	13.77	to	11.98	106,639	0.12%	-18.00%	to	-18.83%
2017	1.15%	to	2.25%	15,424	17.01	to	14.76	248,183	1.09%	25.31%	to	23.92%
2016	1.50%	to	2.25%	7,651	13.02	to	11.91	95,716	0.53%	-3.28%	to	-4.02%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2020	0.80%	to	2.50%	62,642	20.67	to	51.46	3,763,408	0.00%	38.59%	to	36.22%
2019	0.80%	to	2.50%	72,408	14.91	to	37.78	3,157,985	0.00%	31.42%	to	29.17%
2018	0.80%	to	2.50%	75,180	11.35	to	29.25	2,533,406	0.00%	-7.31%	to	-8.91%
2017	0.80%	to	2.50%	91,628	12.24	to	32.11	3,318,695	0.00%	23.57%	to	21.46%
2016	0.80%	to	2.50%	82,950	9.91	to	26.44	2,432,375	0.00%	3.33%	to	1.56%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2020	0.80%	to	2.35%	387,171	38.22	to	35.35	16,216,468	0.60%	18.61%	to	16.75%
2019	0.80%	to	2.35%	446,891	32.22	to	30.27	15,844,032	0.41%	24.88%	to	22.93%
2018	0.80%	to	2.35%	512,948	25.80	to	24.63	14,641,239	0.46%	-6.48%	to	-7.95%
2017	0.80%	to	2.35%	620,643	27.59	to	26.76	19,084,309	0.50%	17.48%	to	15.65%
2016	0.80%	to	2.65%	731,358	23.49	to	22.18	19,228,044	0.66%	8.99%	to	6.96%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2020	0.40%	to	2.90%	4,872,120	11.51	to	8.15	58,389,512	2.34%	3.04%	to	0.46%
2019	0.40%	to	2.90%	5,359,460	11.17	to	8.11	62,808,951	1.93%	3.27%	to	0.68%
2018	0.40%	to	2.90%	6,261,593	10.82	to	8.06	71,476,654	1.53%	0.61%	to	-1.92%
2017	0.40%	to	2.90%	7,094,458	10.75	to	8.22	81,907,897	1.44%	0.49%	to	-2.03%
2016	0.40%	to	2.90%	7,701,381	10.70	to	8.39	88,811,356	1.13%	0.82%	to	-1.71%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 4 (NOTB4)
2020	1.30%	to	2.55%	663,596	12.63	to	11.38	8,101,778	1.83%	4.09%	to	2.77%
2019	1.30%	to	2.55%	851,617	12.13	to	11.07	10,056,420	1.92%	12.69%	to	11.26%
2018	1.30%	to	2.55%	925,125	10.77	to	9.95	9,728,895	1.29%	-7.63%	to	-8.81%
2017	1.30%	to	2.55%	1,009,768	11.66	to	10.91	11,532,572	1.17%	8.81%	to	7.44%
2016	1.30%	to	2.80%	1,100,769	10.71	to	9.62	11,591,799	0.91%	4.44%	to	2.86%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 4 (NOTG4)
2020	1.30%	to	2.50%	357,033	13.41	to	12.14	4,591,418	1.77%	3.49%	to	2.23%
2019	1.30%	to	2.50%	407,232	12.96	to	11.87	5,078,242	1.36%	15.12%	to	13.72%
2018	1.30%	to	2.50%	443,562	11.26	to	10.44	4,832,206	0.76%	-10.28%	to	-11.37%
2017	1.30%	to	2.50%	908,323	12.55	to	11.78	11,186,391	1.29%	15.81%	to	14.41%
2016	1.30%	to	2.50%	957,595	10.83	to	10.30	10,223,761	1.34%	3.79%	to	2.53%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 4 (NOTMG4)
2020	1.30%	to	2.85%	515,358	13.48	to	11.08	6,654,569	1.85%	4.16%	to	2.52%
2019	1.30%	to	2.85%	597,271	12.94	to	10.81	7,455,381	1.80%	14.38%	to	12.58%
2018	1.30%	to	2.85%	629,849	11.32	to	9.60	6,905,389	1.24%	-8.82%	to	-10.26%
2017	1.30%	to	2.85%	706,332	12.41	to	10.70	8,535,354	1.24%	12.14%	to	10.39%
2016	1.15%	to	2.85%	764,557	11.14	to	9.69	8,281,252	1.11%	4.63%	to	2.84%
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class (PMUBA)
2020	0.40%	to	0.60%	5,557	10.95	to	10.89	60,602	2.67%	4.28%	to	4.07%
2019	0.40%	to	0.60%	5,450	10.50	to	10.47	57,094	4.33%	4.41%	to	4.20%
2018	0.40%	to	0.60%	5,377	10.06	to	10.04	54,032	1.57%	0.58%	to	0.44%	****
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2020	0.40%	to	2.80%	3,210,312	12.56	to	11.17	39,742,420	4.84%	7.48%	to	4.89%
2019	0.40%	to	2.80%	3,633,506	11.69	to	10.65	42,412,486	2.81%	11.30%	to	8.62%
2018	0.40%	to	2.75%	3,832,626	10.50	to	9.84	40,668,162	3.02%	-5.83%	to	-8.06%
2017	0.40%	to	2.75%	4,156,552	11.15	to	10.70	47,412,110	4.52%	12.93%	to	10.27%
2016	0.40%	to	2.75%	4,281,948	9.88	to	9.70	43,779,732	2.51%	12.45%	to	9.81%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2020	0.40%	to	2.55%	1,124,699	12.82	to	10.84	13,179,737	4.47%	6.15%	to	3.86%
2019	0.40%	to	2.55%	1,163,994	12.07	to	10.44	12,978,458	4.32%	14.19%	to	11.73%
2018	0.40%	to	2.50%	1,107,456	10.57	to	9.37	10,939,981	4.02%	-5.21%	to	-7.22%
2017	0.40%	to	2.45%	1,173,838	11.15	to	10.12	12,388,382	4.93%	9.34%	to	7.10%
2016	0.40%	to	2.45%	804,800	10.20	to	9.45	7,844,517	5.19%	12.76%	to	10.45%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2020	0.40%	to	2.75%	1,257,045	14.69	to	11.12	16,100,326	5.24%	10.22%	to	7.62%
2019	0.40%	to	2.75%	1,330,616	13.33	to	10.33	15,596,010	1.90%	6.49%	to	3.98%
2018	0.40%	to	2.75%	1,483,969	12.52	to	9.94	16,536,038	4.83%	-4.46%	to	-6.73%
2017	0.40%	to	2.75%	1,504,589	13.10	to	10.65	17,756,763	1.47%	10.29%	to	7.70%
2016	0.40%	to	2.75%	1,723,219	11.88	to	9.89	18,641,304	1.10%	2.49%	to	0.08%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2020	0.40%	to	0.60%	44,853	13.37	to	13.16	598,302	5.87%	5.13%	to	4.92%
2019	0.40%	to	0.60%	53,592	12.72	to	12.55	678,593	1.76%	6.58%	to	6.37%
2018	0.40%	to	0.60%	52,907	11.93	to	11.80	628,907	1.41%	1.71%	to	1.50%
2017	0.40%	to	0.60%	11,528	11.73	to	11.62	135,131	5.13%	2.35%	to	2.15%
2016			0.40%	10,635			11.46	121,889	1.40%			6.06%
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class (PMVHYD)
2020	0.40%	to	0.60%	22,789	14.05	to	13.84	319,218	4.69%	5.19%	to	4.98%
2019	0.40%	to	0.60%	19,301	13.36	to	13.18	256,990	4.85%	14.15%	to	13.92%
2018	0.40%	to	0.60%	20,123	11.70	to	11.57	234,817	4.96%	-3.14%	to	-3.34%
2017	0.40%	to	0.60%	11,334	12.08	to	11.97	136,781	4.62%	6.09%	to	5.88%
2016	0.40%	to	0.60%	29,352	11.39	to	11.31	334,267	5.15%	11.91%	to	11.68%
PIMCO Variable Insurance Trust - Income Portfolio: Advisor Class (PMVIV)
2020	0.40%	to	1.15%	158,115	11.50	to	10.78	1,785,712	3.88%	5.96%	to	7.84%
2019			0.40%	23,677			10.86	257,017	3.31%			8.03%
2018			0.40%	1,696			10.05	17,043	0.43%			0.49%	****
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2020	0.00%	to	2.90%	33,384,385	-	to	9.75	385,632,417	1.10%	0.00%	to	-0.09%
2019	0.40%	to	2.90%	33,581,573	12.80	to	9.76	382,289,769	2.66%	3.51%	to	0.91%
2018	0.40%	to	2.90%	35,595,616	12.36	to	9.67	395,408,156	1.81%	-0.17%	to	-2.69%
2017	0.40%	to	2.90%	36,607,998	12.39	to	9.94	411,665,133	1.24%	0.85%	to	-1.68%
2016	0.40%	to	2.95%	37,135,940	12.28	to	10.07	418,563,527	1.39%	0.90%	to	-1.68%
PIMCO Variable Insurance Trust - Real Return Portfolio - Advisor Class (PMVRA)
2020	0.40%	to	0.60%	44,679	11.21	to	11.03	500,024	1.29%	11.16%	to	10.94%
2019	0.40%	to	0.60%	26,395	10.08	to	9.95	265,577	1.59%	7.89%	to	7.68%
2018	0.40%	to	0.60%	25,651	9.34	to	9.24	239,192	2.32%	-2.70%	to	-2.90%
2017	0.40%	to	0.60%	18,070	9.60	to	9.51	173,164	2.24%	3.15%	to	2.94%
2016	0.40%	to	0.60%	17,059	9.31	to	9.24	158,754	2.17%	4.66%	to	4.45%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Advisor Class (PMVRSD)
2020	0.40%	to	0.60%	18,383	5.96	to	5.87	109,299	6.15%	0.82%	to	0.62%
2019	0.40%	to	0.60%	20,926	5.91	to	5.83	123,184	4.29%	10.91%	to	10.68%
2018	0.40%	to	0.60%	22,048	5.33	to	5.27	117,213	2.02%	-14.55%	to	-14.72%
2017	0.40%	to	0.60%	15,330	6.24	to	6.18	95,488	10.92%	1.64%	to	1.44%
2016	0.40%	to	0.60%	12,213	6.14	to	6.09	74,957	1.02%	14.41%	to	14.18%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2020	0.40%	to	2.85%	6,979,158	10.90	to	9.70	72,446,111	1.13%	1.73%	to	-0.77%
2019	0.40%	to	2.85%	6,714,306	10.71	to	9.78	69,148,806	2.37%	2.29%	to	-0.23%
2018	0.40%	to	2.85%	4,846,128	10.48	to	9.80	49,347,196	2.12%	1.02%	to	-1.48%
2017	0.40%	to	2.85%	2,423,474	10.37	to	9.95	24,681,162	1.63%	1.90%	to	-0.60%
2016	0.40%	to	2.50%	944,987	10.18	to	10.03	9,541,193	0.94%	1.76%	to	0.32%	****
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2020	0.40%	to	2.85%	31,967,426	13.66	to	10.74	392,219,285	2.02%	8.10%	to	5.44%
2019	0.40%	to	2.85%	31,717,096	12.64	to	10.18	363,477,084	2.90%	7.81%	to	5.16%
2018	0.40%	to	2.85%	34,163,917	11.72	to	9.68	366,647,370	2.44%	-1.03%	to	-3.48%
2017	0.40%	to	2.85%	32,295,222	11.84	to	10.03	354,159,256	1.93%	4.40%	to	1.84%
2016	0.40%	to	2.85%	30,683,591	11.34	to	9.85	325,826,434	1.98%	2.17%	to	-0.33%
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
2020	0.40%	to	2.40%	775,830	12.63	to	13.12	10,559,349	1.11%	5.38%	to	3.26%
2019	0.60%	to	2.10%	222,349	11.95	to	12.81	2,895,953	1.96%	29.62%	to	27.67%
2018	0.95%	to	2.10%	215,922	10.23	to	10.04	2,191,798	0.66%	-9.36%	to	-10.42%
2017	1.05%	to	2.10%	168,534	11.28	to	11.20	1,896,326	0.00%	12.83%	to	12.04%	****

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2020	0.95%	to	2.45%	296,081	25.34	to	23.68	7,331,681	0.03%	37.39%	to	35.31%
2019	0.95%	to	2.45%	208,365	18.45	to	17.50	3,782,197	0.12%	35.44%	to	33.39%
2018	0.95%	to	2.45%	160,245	13.62	to	13.12	2,159,663	0.00%	1.40%	to	-0.14%
2017	0.95%	to	2.20%	124,428	13.43	to	13.19	1,659,378	0.09%	29.66%	to	28.03%
2016	0.95%	to	2.20%	98,505	10.36	to	10.30	1,018,101	0.00%	3.58%	to	2.98%	****
Putnam Variable Trust - Putnam VT International Value Fund: Class IB (PVIGIB)
2020	0.40%	to	1.85%	61,993	13.59	to	13.45	836,348	0.00%	35.86%	to	34.54%	****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2020	1.15%	to	2.85%	527,036	24.55	to	18.07	12,143,675	2.16%	10.81%	to	8.90%
2019	1.15%	to	2.85%	889,855	22.15	to	16.59	18,098,499	1.22%	23.71%	to	21.59%
2018	1.15%	to	2.85%	412,873	17.91	to	13.64	6,930,959	1.23%	-20.05%	to	-21.43%
2017	1.15%	to	2.85%	238,311	22.40	to	17.37	4,984,087	1.69%	25.13%	to	22.98%
2016	1.15%	to	2.85%	96,688	17.90	to	14.12	1,605,654	0.87%	-3.57%	to	-5.23%
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)
2020	0.40%	to	2.55%	690,065	27.13	to	21.73	16,628,460	0.00%	13.68%	to	11.23%
2019	0.40%	to	2.55%	814,651	23.86	to	19.54	17,482,244	0.00%	23.51%	to	20.84%
2018	0.40%	to	2.55%	898,461	19.32	to	16.17	15,775,103	0.63%	-7.55%	to	-9.56%
2017	0.40%	to	2.55%	1,110,094	20.90	to	17.88	21,345,191	0.55%	17.05%	to	14.53%
2016	0.40%	to	2.55%	1,272,457	17.86	to	15.61	21,151,245	0.61%	10.56%	to	8.18%
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)
2020	0.40%	to	0.60%	15,761	14.39	to	14.17	226,558	1.00%	-7.52%	to	-7.71%
2019	0.40%	to	0.60%	17,421	15.56	to	15.35	270,882	0.69%	18.19%	to	17.95%
2018	0.40%	to	0.60%	17,884	13.17	to	13.02	235,295	0.59%	-8.71%	to	-8.89%
2017	0.40%	to	0.60%	26,309	14.42	to	14.29	379,276	0.97%	4.96%	to	4.75%
2016	0.40%	to	0.60%	24,702	13.74	to	13.64	339,279	1.95%	20.48%	to	20.23%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2020	0.40%	to	2.85%	5,988,488	62.40	to	47.85	330,010,263	0.00%	28.75%	to	25.59%
2019	0.40%	to	2.85%	6,515,519	48.47	to	38.10	281,656,169	0.00%	28.12%	to	24.96%
2018	0.40%	to	2.85%	7,141,535	37.83	to	30.49	243,790,188	0.00%	0.45%	to	-2.03%
2017	0.40%	to	2.85%	7,441,709	37.66	to	31.12	255,692,808	0.00%	26.80%	to	23.69%
2016	0.40%	to	2.85%	7,778,961	29.70	to	25.16	213,291,589	0.00%	-11.07%	to	-13.25%
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S (VVGGS)
2020	0.40%	to	1.45%	67,883	16.88	to	11.02	813,315	1.86%	38.07%	to	10.24%
2019	0.40%	to	0.60%	20,955	12.23	to	12.19	256,083	0.00%	38.19%	to	37.91%	****
VanEck VIP Trust - Emerging Markets Bond Fund: Initial Class (VWBF)
2020	0.80%	to	1.40%	222,231	22.90	to	22.33	5,762,387	6.96%	8.05%	to	7.40%
2019	0.80%	to	1.40%	253,821	21.20	to	20.79	6,133,783	0.34%	11.72%	to	11.04%
2018	0.80%	to	1.40%	288,142	18.98	to	18.72	6,272,880	7.69%	-6.89%	to	-7.46%
2017	0.80%	to	1.40%	311,850	20.38	to	20.23	7,360,076	2.34%	11.35%	to	10.68%
2016	0.80%	to	1.40%	344,888	18.30	to	18.28	7,379,166	0.00%	5.57%	to	4.94%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2020	0.80%	to	1.40%	410,863	41.23	to	35.63	14,922,367	2.02%	16.31%	to	15.61%
2019	0.80%	to	1.40%	493,694	35.44	to	30.82	15,492,202	0.46%	29.55%	to	28.77%
2018	0.80%	to	1.40%	546,069	27.36	to	23.94	13,296,936	0.32%	-24.10%	to	-24.56%
2017	0.80%	to	1.40%	650,129	36.05	to	31.73	20,971,090	0.41%	49.83%	to	48.93%
2016	0.80%	to	1.40%	699,218	24.06	to	21.31	15,129,566	0.48%	-0.70%	to	-1.30%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2020	0.80%	to	2.35%	509,129	31.96	to	6.42	10,688,952	0.93%	18.16%	to	16.31%
2019	0.80%	to	2.35%	597,024	27.05	to	5.52	10,480,871	0.00%	10.97%	to	9.24%
2018	0.80%	to	2.40%	689,947	24.37	to	5.04	10,676,012	0.00%	-28.85%	to	-30.01%
2017	0.75%	to	2.45%	822,612	7.91	to	7.17	17,814,098	0.00%	-2.43%	to	-4.10%
2016	0.75%	to	2.45%	968,351	8.11	to	7.48	21,408,506	0.41%	42.64%	to	40.20%
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
2020	0.40%	to	2.85%	4,447,956	7.92	to	5.96	29,745,133	0.74%	18.35%	to	15.44%
2019	0.40%	to	2.85%	4,531,754	6.69	to	5.16	25,916,249	0.00%	11.10%	to	8.37%
2018	0.40%	to	2.55%	4,611,558	6.02	to	4.86	23,971,126	0.00%	-28.71%	to	-30.26%
2017	0.40%	to	2.85%	4,333,652	8.45	to	6.85	31,995,322	0.00%	-2.36%	to	-4.76%
2016	0.40%	to	2.85%	5,646,906	8.65	to	7.19	43,116,182	0.29%	42.84%	to	39.34%

NATIONWIDE VARIABLE ACCOUNT-II NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)
2019	1.15%	to	1.35%	5,849	28.41	to	27.49	162,425	0.54%	26.91%	to	26.65%
2018	1.15%	to	1.35%	5,933	22.39	to	21.70	129,994	0.42%	-14.31%	to	-14.48%
2017	1.15%	to	1.35%	7,477	26.13	to	25.38	191,617	0.68%	25.01%	to	24.75%
2016	1.15%	to	1.35%	8,424	20.90	to	20.34	173,052	1.00%	2.70%	to	2.50%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
2020	0.40%	to	1.95%	213,399	10.65	to	10.37	2,251,819	1.42%	-1.94%	to	-3.47%
2019	0.40%	to	2.40%	188,313	10.86	to	10.71	1,687,024	3.33%	8.60%	to	7.14%	****
Wells Fargo Variable Trust - VT Omega Growth Fund: Class 2 (WFVOG2)
2020	1.40%	to	1.75%	403	48.81	to	47.03	19,518	0.00%	41.18%	to	40.68%
2019	1.40%	to	1.75%	403	34.57	to	33.43	13,839	0.00%	35.13%	to	34.65%
2018	1.40%	to	1.75%	850	25.59	to	24.83	21,663	0.00%	-1.14%	to	-1.49%
2017	1.40%	to	1.75%	850	25.88	to	25.20	21,922	0.01%	32.72%	to	32.25%
2016	1.40%	to	1.75%	850	19.50	to	19.06	16,525	0.00%	-0.89%	to	-1.24%
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2020	0.40%	to	2.75%	2,454,772	63.67	to	45.69	135,764,009	0.00%	57.15%	to	53.45%
2019	0.40%	to	2.75%	2,719,852	40.52	to	29.78	96,591,484	0.00%	24.33%	to	21.40%
2018	0.40%	to	2.85%	2,983,354	32.59	to	24.17	86,150,917	0.00%	0.90%	to	-1.60%
2017	0.40%	to	2.85%	2,937,303	32.30	to	24.57	84,900,413	0.00%	25.36%	to	22.28%
2016	0.40%	to	2.85%	2,939,252	25.76	to	20.09	68,560,466	0.00%	7.32%	to	4.68%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.